   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 28, 2004.

                                                               FILE NO. 33-58041
                                                               FILE NO. 811-7257
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 19       /X/

                                       AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 20               /X/


                                   ----------

                       SEI INSTITUTIONAL INVESTMENTS TRUST
               (Exact Name of Registrant as Specified in Charter)

                          C/O THE CT CORPORATION SYSTEM
                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)
         Registrant's Telephone Number, including Area Code 610-989-1000

                               EDWARD D. LOUGHLIN
                           c/o SEI Investments Company
                            Oaks, Pennsylvania 19456
                     (Name and Address of Agent for Service)

                                   COPIES TO:

      Richard W. Grant, Esquire              Thomas P. Lemke, Esquire
      Morgan, Lewis & Bockius LLP            Morgan, Lewis & Bockius LLP
      1701 Market Street                     1111 Pennsylvania Avenue, N.W.
      Philadelphia, Pennsylvania 19103       Washington, D.C. 20004

                                   ----------

        Title of Securities Being Registered Units of Beneficial Interest

                                   ----------

 It is proposed that this filing will become effective (check appropriate box):

          / /    immediately upon filing pursuant to paragraph (b)

          /X/    on September 30, 2004 pursuant to paragraph (b)

          / /    60 days after filing pursuant to paragraph (a)
          / /    on [date] pursuant to paragraph (a)(2) of Rule 485
          / /    75 days after filing pursuant to paragraph (a)(2)

================================================================================

[GRAPHIC]

[SEI INVESTMENTS LOGO]



SEI INSTITUTIONAL
INVESTMENTS TRUST

LARGE CAP FUND

LARGE CAP DISCIPLINED EQUITY FUND

LARGE CAP INDEX FUND

LARGE CAP VALUE INDEX FUND

LARGE CAP GROWTH INDEX FUND

SMALL/MID CAP EQUITY FUND

SMALL CAP FUND

INTERNATIONAL EQUITY FUND

EMERGING MARKETS EQUITY FUND

WORLD EQUITY EX-US FUND

CORE FIXED INCOME FUND

HIGH YIELD BOND FUND

LONG DURATION BOND FUND

EXTENDED DURATION BOND FUND

INTERNATIONAL FIXED INCOME FUND


CLASS A


PROSPECTUS AS OF
SEPTEMBER 30, 2004


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SEI INVESTMENTS / PROSPECTUS


SEI INSTITUTIONAL INVESTMENTS TRUST

ABOUT THIS PROSPECTUS

SEI Institutional Investments Trust is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients that have signed an Investment Management Agreement (as discussed below). This prospectus gives you important information about the shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:


          Large Cap Fund                                                       3
          ----------------------------------------------------------------------
          Large Cap Disciplined Equity Fund                                    7
          ----------------------------------------------------------------------
          Large Cap Index Fund                                                10
          ----------------------------------------------------------------------
          Large Cap Value Index Fund                                          14
          ----------------------------------------------------------------------
          Large Cap Growth Index Fund                                         17
          ----------------------------------------------------------------------
          Small/Mid Cap Equity Fund                                           20
          ----------------------------------------------------------------------
          Small Cap Fund                                                      23
          ----------------------------------------------------------------------
          International Equity Fund                                           27
          ----------------------------------------------------------------------
          Emerging Markets Equity Fund                                        31
          ----------------------------------------------------------------------
          World Equity Ex-US Fund                                             34
          ----------------------------------------------------------------------
          Core Fixed Income Fund                                              37
          ----------------------------------------------------------------------
          High Yield Bond Fund                                                41
          ----------------------------------------------------------------------
          Long Duration Bond Fund                                             43
          ----------------------------------------------------------------------
          Extended Duration Bond Fund                                         46
          ----------------------------------------------------------------------
          International Fixed Income Fund                                     49
          ----------------------------------------------------------------------
          More Information About Fund Investments                             52
          ----------------------------------------------------------------------
          Investment Adviser and Sub-Advisers                                 52
          ----------------------------------------------------------------------
          Purchasing and Selling Fund Shares                                  63
          ----------------------------------------------------------------------
          Dividends, Distributions and Taxes                                  66
          ----------------------------------------------------------------------
          Financial Highlights                                                67
          ----------------------------------------------------------------------
          How to Obtain More Information About
            SEI Institutional Investments Trust                       Back Cover
          ----------------------------------------------------------------------

GLOBAL ASSET ALLOCATION


Each Fund has its own distinct risk and reward characteristics, investment objective, policies, and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds, especially the High Yield Bond and Emerging Markets Equity Funds, may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, a global asset allocation strategy may reduce risk.


In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers, and continuous portfolio management. Asset allocation across appropriate asset classes represented by some of the Funds is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

ELIGIBLE INVESTORS

Eligible investors are principally institutions, including defined benefit plans, defined contribution plans, health care defined benefit plans and board-designated funds, insurance operating funds, foundations, endowments, public plans, and Taft-Hartley plans, that have entered into an Investment Management Agreement (an Agreement) with SIMC (collectively, Eligible Investors). More information about Eligible Investors is in the "Purchasing and Selling Fund Shares" section of this prospectus.

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Funds' assets in a way that they believe will help the Funds achieve their goals. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on a Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

LARGE CAP FUND

FUND SUMMARY

INVESTMENT GOAL:                Long-term growth of capital and income

SHARE PRICE VOLATILITY:         Medium to high

PRINCIPAL INVESTMENT STRATEGY:  Utilizing multiple sub-advisers, the Fund invests in large cap U.S. common stocks

INVESTMENT STRATEGY


Under normal circumstances, the Large Cap Fund will invest at least 80% of its net assets in equity securities of large companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion at the time of purchase. These securities may include common stocks, preferred stocks, warrants and derivative instruments whose value is based on an underlying equity security or basket of equity securities. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk.

The Fund may purchase shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.


The Fund is also subject to the risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for seven years. The performance information shown is based on full calendar years.*


[CHART]

1997    35.69%
1998    25.33%
1999    19.73%
2000    -8.28%
2001   -13.92%
2002   -22.82%
2003    28.05%

BEST QUARTER: 23.28% (12/31/98)


WORST QUARTER: -17.49% (09/30/02)

* The Fund's total return from January 1, 2004 to June 30, 2004 was 3.75%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2003 to those of the Frank Russell 1000 Index.



                                                                                       SINCE
CLASS A SHARES                                              1 YEAR     5 YEARS    INCEPTION*
--------------------------------------------------------------------------------------------
Large Cap Fund                                              28.05%      -1.35%          7.97%
--------------------------------------------------------------------------------------------
Frank Russell 1000 Index**                                  29.89%      -0.13%          8.70%
--------------------------------------------------------------------------------------------


* The inception date of the Fund's Class A Shares is June 14, 1996. Index returns shown from June 30, 1996.

** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 1000 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 1,000 largest U.S. companies.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                                          CLASS A SHARES
--------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                0.40%
--------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                               None
--------------------------------------------------------------------------------------------
Other Expenses                                                                          0.08%
============================================================================================
  Total Annual Fund Operating Expenses                                                  0.48%*
============================================================================================



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund's administrator voluntarily waived a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and the Fund's administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:


Large Cap Fund -- Class A Shares                                                        0.26%
--------------------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                                1 YEAR     3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------------------
Large Cap Fund -- Class A Shares                $   49     $   154     $   269      $    604
--------------------------------------------------------------------------------------------

LARGE CAP DISCIPLINED EQUITY FUND


FUND SUMMARY

INVESTMENT GOAL:                Capital appreciation

SHARE PRICE VOLATILITY:         Medium to high

PRINCIPAL INVESTMENT STRATEGY:  Utilizing multiple sub-advisers, the Fund invests in common stocks and other equity securities

INVESTMENT STRATEGY


Under normal circumstances, the Large Cap Disciplined Equity Fund will invest at least 80% of its net assets in equity securities of large companies. These securities may include common stocks, preferred stocks, warrants and derivative instruments whose value is based on an underlying equity security or basket of equity securities. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the S&P 500 Composite Stock Price Index (S&P 500 Index) (between $503 million and $341 billion as of August 31, 2004). The Fund also may engage in short sales.


The Fund seeks to exceed the total return of the S&P 500 Index, with a similar level of volatility, by investing primarily in a portfolio of common stocks included in the S&P 500 Index, as well as other equity securities. The Fund uses a multi-manager approach, relying on Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Overall, the Fund utilizes one or more Sub-Advisers who rely on rigorous application of proprietary stock analysis, rather than traditional fundamental analysis, to select securities. The Fund also may utilize one or more additional Sub-Advisers who manage in a complementary style with the objective to seek to add value over the S&P 500 Index while maintaining a similar level of volatility to the S&P 500 Index.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk.


The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.


Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund and the Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security.

The Fund is also subject to the risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

PERFORMANCE INFORMATION


The Fund commenced operations on August 28, 2003. Because the Fund did not have a full calendar year of performance as of December 31, 2003, performance results for the Fund have not been provided.


FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                                          CLASS A SHARES
--------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                0.40%
--------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                               None
--------------------------------------------------------------------------------------------
Other Expenses                                                                          0.07%
============================================================================================
  Total Annual Fund Operating Expenses                                                  0.47%*
============================================================================================



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund's administrator voluntarily waived a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and the Fund's administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:


Large Cap Disciplined Equity Fund -- Class A                                            0.33%
--------------------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                                1 YEAR     3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------------------
Large Cap Disciplined Equity Fund -- Class A    $   48     $   151     $   263      $    591
--------------------------------------------------------------------------------------------

LARGE CAP INDEX FUND

FUND SUMMARY

INVESTMENT GOAL:                Investment results that correspond to the
                                aggregate price and dividend performance of the securities in the Frank Russell 1000 Index
                                (Russell 1000 Index)

SHARE PRICE VOLATILITY:         Medium to high

PRINCIPAL INVESTMENT STRATEGY:  Utilizing a sub-adviser, the Fund invests in the common stocks and other equity securities included in the Russell 1000 Index

INVESTMENT STRATEGY

The Large Cap Index Fund invests substantially all of its assets in securities that are included in the Russell 1000 Index, which is comprised of securities of the 1,000 largest U.S. companies (mostly common stocks). The Fund's ability to replicate the performance of the Russell 1000 Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses. The Sub-Adviser selects the Fund's securities under the general supervision of SIMC, but the Sub-Adviser makes no attempt to "manage" the Fund in the traditional sense (I.E., by using economic, market or financial analyses). Instead, the Sub-Adviser purchases a basket of securities that includes a representative sample of the companies in the Russell 1000 Index. However, the Fund's Sub-Adviser may sell an investment if the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The Fund attempts to track the performance of a benchmark index. Factors such as cash flows, Fund expenses, imperfect correlation between the Fund's investments and those of its benchmark, rounding of share prices, changes to the benchmark, and regulatory policies may affect the Fund's ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Fund, which will have expenses such as brokerage, custody, management fees and other operational costs, may not achieve its investment objective of accurately correlating to the index.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the performance of the Fund may deviate from the Russell 1000 Index. The Sub-Adviser purchases only a representative portion of the securities in the Russell 1000 Index, and performance of the Fund's portfolio of securities therefore may not match that of the Russell 1000 Index. Depending on the Sub-Adviser's approach and the size of the Fund, the representative sample of securities in the Russell 1000 Index that are actually held by the Fund may vary from time to time. In addition, the Fund is subject to the risk that its investment approach, which attempts to replicate the performance of the Russell 1000 Index, may perform differently than other mutual funds which focus on particular equity market segments or invest in other asset classes.

The Fund is also subject to the risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund for one year. The performance information shown is based on a full calendar year.


[CHART]

2003    29.53%


BEST QUARTER: 15.59% (06/30/03)

WORST QUARTER: -2.99% (03/31/03)

* The Fund's total return from January 1, 2004 to June 30, 2004 was 3.29%.

This table compares the Fund's average annual total returns for the periods ended December 31, 2003 to those of the Frank Russell 1000 Index.



                                                                                                           SINCE
LARGE CAP INDEX FUND                                                                        1 YEAR    INCEPTION*
----------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                         29.53%          0.44%
----------------------------------------------------------------------------------------------------------------
Frank Russell 1000 Index Return (reflects no deduction for fees, expenses, or taxes)**      29.89%          4.24%
----------------------------------------------------------------------------------------------------------------



* The inception date for the Fund is April 1, 2002. Index returns shown from April 30, 2002.

** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 1000 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 1,000 largest U.S. companies.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES



(EXPENSES DEDUCTED FROM FUND ASSETS)                                          CLASS A SHARES
--------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                0.17%
--------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                               None
--------------------------------------------------------------------------------------------
Other Expenses                                                                          0.07%
============================================================================================
  Total Annual Fund Operating Expenses                                                  0.24%*
============================================================================================



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund's administrator voluntarily waived a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and the Fund's administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:



Large Cap Index Fund                                                                    0.16%
--------------------------------------------------------------------------------------------



For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



                                                1 YEAR     3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------------------
Large Cap Index Fund                            $   25     $    77     $   135      $    306
--------------------------------------------------------------------------------------------

LARGE CAP VALUE INDEX FUND

FUND SUMMARY

INVESTMENT GOAL:                Investment results that correspond to the
                                aggregate price and dividend performance of the securities in the Frank Russell 1000 Value Index
                                (Russell 1000 Value Index)

SHARE PRICE VOLATILITY:         Medium to high

PRINCIPAL INVESTMENT STRATEGY:  Utilizing a sub-adviser, the Fund invests in the common stocks and other equity securities included in the Russell 1000 Value Index

INVESTMENT STRATEGY

The Large Cap Value Index Fund invests substantially all of its assets in securities that are included in the Russell 1000 Value Index, which is comprised of securities of the 1,000 largest U.S. companies (mostly common stocks) that have lower price-to-book ratios and lower forecasted growth values. The Fund's ability to replicate the performance of the Russell 1000 Value Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses. The Sub-Adviser selects the Fund's securities under the general supervision of SIMC, but the Sub-Adviser makes no attempt to "manage" the Fund in the traditional sense (I.E., by using economic, market or financial analyses). Instead, the Sub-Adviser purchases a basket of securities that includes a representative sample of the companies in the Russell 1000 Value Index. However, the Fund's Sub-Adviser may sell an investment if the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The Fund attempts to track the performance of a benchmark index. Factors such as cash flows, Fund expenses, imperfect correlation between the Fund's investments and those of its benchmark, rounding of share prices, changes to the benchmark, and regulatory policies may affect the Fund's ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Fund, which will have expenses such as brokerage, custody, management fees and other operational costs, may not achieve its investment objective of accurately correlating to the index.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the performance of the Fund may deviate from the Russell 1000 Value Index. The Sub-Adviser purchases only a representative portion of the securities in the Russell 1000 Value Index, and performance of the Fund's portfolio of securities therefore may not match that of the Russell 1000 Value Index. Depending on the Sub-Adviser's approach and the size of the Fund, the representative sample of securities in the Russell 1000 Value Index that are actually held by the Fund may vary from time to time. In addition, the Fund is subject to the risk that its investment approach, which attempts to replicate the performance of the Russell 1000 Value Index, may perform differently than other mutual funds which focus on particular equity market segments or invest in other asset classes.

The Fund is also subject to the risk that large capitalization value securities may underperform other segments of the equity markets or the equity markets as a whole.

PERFORMANCE INFORMATION

As of September 30, 2004, the Fund had not commenced operations, and did not have a performance history.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES



(EXPENSES DEDUCTED FROM FUND ASSETS)                                          CLASS A SHARES
--------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                0.17%
--------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                               None
--------------------------------------------------------------------------------------------
Other Expenses                                                                          0.15%*
============================================================================================
  Total Annual Fund Operating Expenses                                                  0.32%**
============================================================================================



* Other expenses are based on estimated amounts for the current fiscal year.

** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and Administrator are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:



Large Cap Value Index Fund                                                              0.20%
--------------------------------------------------------------------------------------------



For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



                                                                           1 YEAR    3 YEARS
--------------------------------------------------------------------------------------------
Large Cap Value Index Fund                                                 $   33    $   103
--------------------------------------------------------------------------------------------

LARGE CAP GROWTH INDEX FUND

FUND SUMMARY

INVESTMENT GOAL:                Investment results that correspond to the
                                aggregate price and dividend performance of the securities in the Frank Russell 1000 Growth
                                Index (Russell 1000 Growth Index)

SHARE PRICE VOLATILITY:         Medium to high

PRINCIPAL INVESTMENT STRATEGY:  Utilizing a sub-adviser, the Fund invests in the common stocks and other equity securities included in the Russell 1000 Growth Index

INVESTMENT STRATEGY

The Large Cap Growth Index Fund invests substantially all of its assets in securities that are included in the Russell 1000 Growth Index, which is comprised of securities of the 1,000 largest U.S. companies (mostly common stocks) that have higher price-to-book ratios and higher forecasted growth values. The Fund's ability to replicate the performance of the Russell 1000 Growth Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses. The Sub-Adviser selects the Fund's securities under the general supervision of SIMC, but the Sub-Adviser makes no attempt to "manage" the Fund in the traditional sense (I.E., by using economic, market or financial analyses). Instead, the Sub-Adviser purchases a basket of securities that includes a representative sample of the companies in the Russell 1000 Growth Index. However, the Fund's Sub-Adviser may sell an investment if the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The Fund attempts to track the performance of a benchmark index. Factors such as cash flows, Fund expenses, imperfect correlation between the Fund's investments and those of its benchmark, rounding of share prices, changes to the benchmark, and regulatory policies may affect the Fund's ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Fund, which will have expenses such as brokerage, custody, management fees and other operational costs, may not achieve its investment objective of accurately correlating to the index.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the performance of the Fund may deviate from the Russell 1000 Growth Index. The Sub-Adviser purchases only a representative portion of the securities in the Russell 1000 Growth Index, and performance of the Fund's portfolio of securities therefore may not match that of the Russell 1000 Growth Index. Depending on the Sub-Adviser's approach and the size of the Fund, the representative sample of securities in the Russell 1000 Growth Index that are actually held by the Fund may vary from time to time. In addition, the Fund is subject to the risk that its investment approach, which attempts to replicate the performance of the Russell 1000 Growth Index, may perform differently than other mutual funds which focus on particular equity market segments or invest in other asset classes.

The Fund is also subject to the risk that large capitalization growth securities may underperform other segments of the equity markets or the equity markets as a whole.

PERFORMANCE INFORMATION

As of September 30, 2004, the Fund had not commenced operations, and did not have a performance history.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES



(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
------------------------------------------------------------------
Investment Advisory Fees                                      0.17%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                                0.15%*
==================================================================
   Total Annual Fund Operating Expenses                       0.32%**
==================================================================



* Other expenses are based on estimated amounts for the current fiscal year.

** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and Administrator are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:



Large Cap Growth Index Fund                                   0.20%
------------------------------------------------------------------



For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



                                                        1 YEAR   3 YEARS
------------------------------------------------------------------------
Large Cap Growth Index Fund                             $   33   $   103
------------------------------------------------------------------------

SMALL/MID CAP EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL:                    Long-term capital appreciation

SHARE PRICE VOLATILITY:             High

PRINCIPAL INVESTMENT STRATEGY:      Utilizing multiple sub-advisers, the Fund
                                    invests in the common stocks and other
                                    equity securities of small to medium sized issuers

INVESTMENT STRATEGY


Under normal circumstances, the Small/Mid Cap Equity Fund will invest at least 80% of its net assets in equity securities of small and medium sized companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2500 Index (between $19 million and $6.5 billion as of August 31, 2004). The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. For example, the Sub-Advisers may include both value managers (I.E., managers that select stocks they believe are undervalued in light of such fundamental characteristics as earnings, cash flow or book value), and growth managers (I.E., managers that select stocks they believe have significant earnings growth potential based on new product introductions, revenue growth and/or margin improvement and other factors).

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

The Fund is also subject to the risk that small to medium capitalization securities may underperform other segments of the equity markets or the equity markets as a whole. The smaller and medium capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

PERFORMANCE INFORMATION


The Fund commenced operations on December 15, 2003. Because the Fund did not have a full calendar year of performance as of December 31, 2003, performance results for the Fund have not been provided.


FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
------------------------------------------------------------------
Investment Advisory Fees                                      0.65%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                                0.08%
==================================================================
   Total Annual Fund Operating Expenses                       0.73%*
==================================================================



* The Fund's total actual annual fund operating expenses for the current fiscal year were less than the amount shown above because the Adviser and the Fund's administrator voluntarily waived a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and the Fund's administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:


Small/Mid Cap Equity Fund -- Class A Shares                   0.65%
------------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------
Small/Mid Cap Equity Fund -- Class A Shares                 $   75   $   233   $   406   $    906
-------------------------------------------------------------------------------------------------

SMALL CAP FUND

FUND SUMMARY

INVESTMENT GOAL:                    Capital appreciation

SHARE PRICE VOLATILITY:             High

PRINCIPAL INVESTMENT STRATEGY:      Utilizing multiple sub-advisers, the Fund
                                    invests in common stocks of smaller U.S.
                                    companies

INVESTMENT STRATEGY


Under normal circumstances, the Small Cap Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2000 Index or the S&P SmallCap 600 Index. The market capitalization range and the composition of both the Frank Russell 2000 Index and the S&P SmallCap 600 Index are subject to change. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, generally applies either a growth-oriented, a value-oriented, or a blended approach to selecting investments. Growth-oriented managers generally select stocks they believe have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts, and relative valuation, while value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.


The Fund is also subject to the risk that small capitalization securities may underperform other segments of the equity markets or the equity markets as a whole. The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets, and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities are traded over the counter or listed on an exchange.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for seven years. The performance information shown is based on full calendar years.*


[CHART]

1997    23.75%
1998    -0.35%
1999    22.88%
2000     5.89%
2001     2.65%
2002   -21.77%
2003    49.20%


BEST QUARTER: 23.61% (06/03/03)

WORST QUARTER: -22.68% (09/30/98)

* The Fund's total return from January 1, 2004 to June 30, 2004 was 5.65%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2003 to those of the Frank Russell 2000 Index.



                                                                       SINCE
CLASS A SHARES                                1 YEAR    5 YEARS    INCEPTION*
-----------------------------------------------------------------------------
Small Cap Fund                                 49.20%      9.29%        9.54%
-----------------------------------------------------------------------------
Frank Russell 2000 Index**                     47.25%      7.13%        7.96%
-----------------------------------------------------------------------------


* The inception date of the Fund's Class A Shares is June 14, 1996. Index returns shown from June 30, 1996.

** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 2000 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
------------------------------------------------------------------
Investment Advisory Fees                                      0.65%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                                0.07%
==================================================================
   Total Annual Fund Operating Expenses                       0.72%*
==================================================================


* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund's administrator voluntarily waived a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and the Fund's administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:


Small Cap Fund -- Class A Shares                              0.54%
------------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------
Small Cap Fund -- Class A Shares                            $   74   $   230    $  401   $    894
-------------------------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL:                    Capital appreciation

SHARE PRICE VOLATILITY:             Medium to high

PRINCIPAL INVESTMENT STRATEGY:      Utilizing multiple sub-advisers, the Fund
                                    invests in equity securities of foreign
                                    companies

INVESTMENT STRATEGY


Under normal circumstances, the International Equity Fund will invest at least 80% of its net assets in equity securities. The Fund will invest primarily in common stocks and other equity securities of foreign companies located in at least three different countries. The Fund primarily invests in companies located in developed countries, but may also invest in companies located in emerging markets. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. The Fund is diversified as to issuers, market capitalization, industry, and country.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in issuers located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.


The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.


The Fund is also subject to the risk that international equity securities of developed countries may underperform other segments of the equity markets or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for seven years. The performance information shown is based on full calendar years.*


[CHART]

1997    -1.26%
1998    20.52%
1999    39.89%
2000   -16.79%
2001   -21.54%
2002   -15.39%
2003    34.12%

BEST QUARTER: 20.81% (12/31/99)


WORST QUARTER: -19.82% (09/30/02)

* The Fund's total return from January 1, 2004 to June 30, 2004 was 4.28%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2003 to those of the Morgan Stanley Capital International (MSCI) EAFE Index.



                                                                                   SINCE
CLASS A SHARES                                              1 YEAR   5 YEARS   INCEPTION*
-----------------------------------------------------------------------------------------
International Equity Fund                                    34.12%     0.72%        3.16%
-----------------------------------------------------------------------------------------
MSCI EAFE Index**                                            38.59%    -0.05%        2.87%
-----------------------------------------------------------------------------------------


* The inception date of the Fund's Class A Shares is June 14, 1996. Index returns shown from June 30, 1996.


** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 900 securities listed on the stock exchanges of developed market countries in Europe, Australasia and the Far East.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
------------------------------------------------------------------
Investment Advisory Fees                                      0.51%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                                0.14%
==================================================================
   Total Annual Fund Operating Expenses                       0.65%*
==================================================================



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund's administrator voluntarily waived a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and the Fund's administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:


International Equity Fund -- Class A Shares                   0.48%
------------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------
International Equity Fund -- Class A Shares                 $   66   $   208   $   362   $    810
-------------------------------------------------------------------------------------------------

EMERGING MARKETS EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL:                    Capital appreciation

SHARE PRICE VOLATILITY:             Very high

PRINCIPAL INVESTMENT STRATEGY:      Utilizing multiple sub-advisers, the Fund
                                    invests in equity securities of emerging markets companies

INVESTMENT STRATEGY


Under normal circumstances, the Emerging Markets Equity Fund will invest at least 80% of its net assets in equity securities of emerging markets issuers. The Fund will invest primarily in common stocks and other equity securities of foreign companies located in emerging market countries. The Fund normally maintains investments in at least six emerging market countries, and does not invest more than 35% of its total assets in any one emerging market country. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. The Fund is diversified as to issuers, market capitalization, industry and country.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in issuers located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.


The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.


The Fund is also subject to the risk that emerging market equity securities may underperform other segments of the equity markets or the equity markets as a whole.

PERFORMANCE INFORMATION


As of September 30, 2004, the Fund had not commenced operations, and did not have a performance history.


FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
------------------------------------------------------------------
Investment Advisory Fees                                      1.05%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                                0.45%*
==================================================================
   Total Annual Fund Operating Expenses                       1.50%**
==================================================================

* Other expenses are based on estimated amounts for the current fiscal year.


** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and the Fund's administrator are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and the Fund's administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:


Emerging Markets Equity Fund -- Class A Shares                1.40%
------------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                            1 YEAR   3 YEARS
----------------------------------------------------------------------------
Emerging Markets Equity Fund -- Class A Shares              $  153   $   474
----------------------------------------------------------------------------

WORLD EQUITY EX-US FUND

FUND SUMMARY

INVESTMENT GOAL:                    Capital appreciation

SHARE PRICE VOLATILITY:             Medium to high

PRINCIPAL INVESTMENT STRATEGY:      Utilizing multiple sub-advisers, the Fund
                                    invests in equity securities of foreign
                                    companies, including those in emerging
                                    market countries

INVESTMENT STRATEGY

Under normal circumstances, the World Equity Ex-US Fund will invest at least 80% of its net assets in equity securities of foreign companies. These securities may include common stocks, preferred stocks, warrants, equity options and related equity based derivative instruments. The Fund will invest primarily in common stocks and other equity securities of foreign issuers located in developed and emerging market countries. The Fund will not invest more than 30% of its assets in the common stocks or other equity securities of issuers located in emerging market countries. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. The Fund is diversified as to issuers, market capitalization, industry and country.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in issuers located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

The Fund is also subject to the risk that international equity securities of developed and emerging market countries may underperform other segments of the equity markets or the equity markets as a whole.

PERFORMANCE INFORMATION

As of September 30, 2004, the Fund had not commenced operations, and did not have a performance history.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES



(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
------------------------------------------------------------------
Investment Advisory Fees                                      0.55%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                                0.25%*
==================================================================
   Total Annual Fund Operating Expenses                       0.80%**
==================================================================



* Other expenses are based on estimated amounts for the current fiscal year.

** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and/or the Fund's administrator are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and/or the Fund's administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:



World Equity Ex-US Fund -- Class A Shares                     0.60%
------------------------------------------------------------------



For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



                                                            1 YEAR   3 YEARS
----------------------------------------------------------------------------
World Equity Ex-US Fund -- Class A Shares                   $   82   $   255
----------------------------------------------------------------------------

CORE FIXED INCOME FUND

FUND SUMMARY


INVESTMENT GOAL:                Current income consistent with the preservation
                                of capital


SHARE PRICE VOLATILITY:         Medium

PRINCIPAL INVESTMENT STRATEGY:  Utilizing multiple sub-advisers that have fixed income investment expertise, the Fund invests in investment grade U.S. fixed income securities

INVESTMENT STRATEGY


Under normal circumstances, the Core Fixed Income Fund will invest at least 80% of its net assets in fixed income securities. The Fund will invest primarily in investment grade U.S. corporate and government fixed income securities, including mortgage-backed securities. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings, and other factors in accordance with its particular discipline. While each Sub-Adviser chooses securities of different types and maturities, the Fund, in the aggregate, generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Lehman Brothers Aggregate Bond Index. The dollar-weighted average duration of the Lehman Brothers Aggregate Bond Index varies significantly over time, but as of August 31, 2004 it was
4.45 years.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.


Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual

                                       38
maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

The privately issued mortgage-backed securities that the Fund invests in are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury. However, the timely payment of principal and interest normally is supported, at least partially, by various credit enhancements by banks and other financial institutions. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.


Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.


The Fund is also subject to the risk that U.S. fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for seven years. The performance information shown is based on full calendar years.*


[CHART]

1997    9.87%
1998    8.83%
1999   -1.35%
2000   12.90%
2001    6.93%
2002    9.19%
2003    5.70%


BEST QUARTER:   4.79% (12/31/00)

WORST QUARTER: -1.17% (06/30/99)

* The Fund's total return from January 1, 2004 to June 30, 2004 was 0.60%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2003 to those of the Lehman Brothers Aggregate Bond Index.



                                                                           SINCE
CLASS A SHARES                                 1 YEAR     5 YEARS     INCEPTION*
--------------------------------------------------------------------------------
Core Fixed Income Fund                           5.70%       6.57%         7.69%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index**           4.11%       6.62%         7.52%
--------------------------------------------------------------------------------


* The inception date of the Fund's Class A Shares is June 14, 1996. Index returns shown from June 30, 1996.


** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Aggregate Bond Index is a widely-recognized, market-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Government obligations, corporate debt securities and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least 1 year.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                             CLASS A SHARES
----------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.30%
----------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
----------------------------------------------------------------------------------
Other Expenses                                                              0.08%
==================================================================================
   Total Annual Fund Operating Expenses                                     0.38%*
==================================================================================



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund's administrator voluntarily waived a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and the Fund's administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:


Core Fixed Income Fund -- Class A Shares                                    0.18%
---------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                              1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------------------
Core Fixed Income Fund -- Class A Shares      $   39      $   122      $   213      $    480
--------------------------------------------------------------------------------------------

HIGH YIELD BOND FUND

FUND SUMMARY

INVESTMENT GOAL:                 Total return

SHARE PRICE VOLATILITY:          High

PRINCIPAL INVESTMENT STRATEGY:   Utilizing multiple sub-advisers that have high
                                 yield investment expertise, the Fund invests in high yield, high risk securities

INVESTMENT STRATEGY

Under normal circumstances, the High Yield Bond Fund will invest at least 80% of its net assets in high yield fixed income securities. The Fund will invest primarily in fixed income securities rated below investment grade ("junk bonds"), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. In managing the Fund's assets, the Sub-Advisers select securities that offer a high current yield as well as total return potential. The Fund's securities are diversified as to issuers and industries. The Fund's average weighted maturity may vary, and will generally not exceed ten years. There is no limit on the maturity or on the credit quality of any security.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.


The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.


The Fund is also subject to the risk that high yield securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

PERFORMANCE INFORMATION


As of September 30, 2004, the Fund had not commenced operations, and did not have a performance history.


FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                             CLASS A SHARES
------------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.49%
------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
------------------------------------------------------------------------------------
Other Expenses                                                              0.14%*
====================================================================================
   Total Annual Fund Operating Expenses                                     0.63%**
====================================================================================

* Other expenses are based on estimated amounts for the current fiscal year.


** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and the Fund's administrator are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and the Fund's Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:


High Yield Bond Fund -- Class A Shares                                      0.47%
---------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                    1 YEAR       3 YEARS
------------------------------------------------------------------------
High Yield Bond Fund -- Class A Shares              $   64       $   202
------------------------------------------------------------------------

LONG DURATION BOND FUND

FUND SUMMARY

INVESTMENT GOAL:                   Return characteristics similar to those of
                                   high-quality corporate bonds, with a duration range of 10 - 13 years

SHARE PRICE VOLATILITY:            Medium to high

PRINCIPAL INVESTMENT STRATEGY:     Utilizing a sub-adviser that has fixed income
                                   expertise, the Fund invests in high quality
                                   U.S. fixed income securities and derivative securities

INVESTMENT STRATEGY

Under normal circumstances, the Long Duration Bond Fund will invest at least 80% of its net assets in fixed income securities and synthetic instruments or derivatives having economic characteristics similar to fixed income securities. The Fund invests primarily in fixed income securities issued by U.S. corporations. The Fund also may invest in other fixed income securities, including securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities, asset-backed securities, mortgage-backed securities and collateralized mortgage-backed securities. The Fund will invest substantially in derivative securities, including interest rate swap agreements and treasury futures contracts, for the purpose of managing the overall duration of the Fund's portfolio of fixed income securities. The Fund will not invest in derivative securities for speculative purposes.

The Fund will invest primarily in fixed income securities rated in one of the three highest rating categories by a major rating agency, or, if unrated, determined by the Sub-Adviser to be of equivalent quality and, to a more limited extent, in fixed income securities rated in the fourth highest rating category by a major rating agency, or, if unrated, determined by the Sub-Adviser to be of equivalent quality. The Fund is expected to maintain a dollar-weighted average duration between ten and thirteen years.

The Fund uses a Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser is selected for its expertise in managing various kinds of fixed income securities, and the Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings, and other factors in accordance with its particular discipline.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. For each year of duration of a fixed income security, a 1% change in interest rates will result in a 1% change in the value of the security. For example, duration of ten years means that the fixed income security's price will change by 10% if interest rates change by 1%. For this reason, a portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Since the Fund will maintain a relatively long duration of ten to thirteen years, it will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration will be.

Corporate fixed income securities are fixed income securities issued by private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers' sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivative instruments, such as swaps, are subject to counterparty risk. If the counterparty defaults on its payment obligations to the Fund, the default will cause the value of your investment in the Fund to decrease.

Swaps are arrangements whereby two parties (counterparties) enter into an agreement to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined dollar amount (notional principal value). The counterparties do not exchange the notional principal amount, only the payment streams. Swaps are generally subject to the same risks as other derivative securities (described above).

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

The Fund is also subject to the risk that U.S. fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

PERFORMANCE INFORMATION

The Fund commenced operations on April 21, 2004. Because the Fund did not have a full calendar year of performance as of December 31, 2003, performance results for the Fund have not been provided.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES



(EXPENSES DEDUCTED FROM FUND ASSETS)                             CLASS A SHARES
------------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.30%
------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
------------------------------------------------------------------------------------
Other Expenses                                                              0.27%*
====================================================================================
   Total Annual Fund Operating Expenses                                     0.57%**
====================================================================================



* Other expenses are based on estimated amounts for the current fiscal year.

** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and/or the Fund's administrator are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and the Fund's administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:



Long Duration Bond Fund -- Class A Shares                                  0.20%
--------------------------------------------------------------------------------



For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



                                                     1 YEAR       3 YEARS
-------------------------------------------------------------------------
Long Duration Bond Fund -- Class A Shares            $   58       $   183
-------------------------------------------------------------------------

EXTENDED DURATION BOND FUND

FUND SUMMARY

INVESTMENT GOAL:                   Return characteristics similar to those of
                                   high-quality corporate bonds, with a duration range of 23 - 26 years

SHARE PRICE VOLATILITY:            High

PRINCIPAL INVESTMENT STRATEGY:     Utilizing a sub-adviser that has fixed income
                                   expertise, the Fund invests in high quality
                                   U.S. fixed income securities and derivative securities

INVESTMENT STRATEGY

Under normal circumstances, the Extended Duration Bond Fund will invest at least 80% of its net assets in fixed income securities and synthetic instruments or derivatives having economic characteristics similar to fixed income securities. The Fund invests primarily in fixed income securities issued by U.S. corporations. The Fund also may invest in other fixed income securities, including securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities, asset-backed securities, mortgage-backed securities and collateralized mortgage-backed securities. The Fund will invest substantially in derivative securities, including interest rate swap agreements and treasury futures contracts, for the purpose of managing the overall duration of the Fund's portfolio of fixed income securities. The Fund will not invest in derivative securities for speculative purposes.

The Fund will invest primarily in fixed income securities rated in one of the three highest rating categories by a major rating agency, or, if unrated, determined by the Sub-Adviser to be of equivalent quality and, to a more limited extent, in fixed income securities rated in the fourth highest rating category by a major rating agency, or, if unrated, determined by the Sub-Adviser to be of equivalent quality. The Fund is expected to maintain a dollar-weighted average duration between twenty-three and twenty-six years.

The Fund uses a Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser is selected for its expertise in managing various kinds of fixed income securities, and the Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings, and other factors in accordance with its particular discipline.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. For each year of duration of a fixed income security, a 1% change in interest rates will result in a 1% change in the value of the security. For example, duration of twenty-five years means that the fixed income security's price will change by 25% if interest rates change by 1%. For this reason, a portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Since the Fund will maintain a relatively long duration of twenty-three to twenty-six years, it will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration will be.

Corporate fixed income securities are fixed income securities issued by private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers' sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivative instruments, such as swaps, are subject to counterparty risk. If the counterparty defaults on its payment obligations to the Fund, the default will cause the value of your investment in the Fund to decrease.

Swaps are arrangements whereby two parties (counterparties) enter into an agreement to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined dollar amount (notional principal value). The counterparties do not exchange the notional principal amount, only the payment streams. Swaps are generally subject to the same risks as other derivative securities (described above).

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

The Fund is also subject to the risk that U.S. fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

PERFORMANCE INFORMATION

The Fund commenced operations on April 21, 2004. Because the Fund did not have a full calendar year of performance as of December 31, 2003, performance results for the Fund have not been provided.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES



(EXPENSES DEDUCTED FROM FUND ASSETS)                             CLASS A SHARES
------------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.30%
------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
------------------------------------------------------------------------------------
Other Expenses                                                              0.14%*
====================================================================================
   Total Annual Fund Operating Expenses                                     0.44%**
====================================================================================



* Other expenses are based on estimated amounts for the current fiscal year.

** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and/or the Fund's administrator are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and the Fund's administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:



Extended Duration Bond Fund -- Class A Shares                              0.20%
---------------------------------------------------------------------------------



For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



                                                     1 YEAR       3 YEARS
-------------------------------------------------------------------------
Extended Duration Bond Fund -- Class A Shares        $   45       $   141
-------------------------------------------------------------------------

INTERNATIONAL FIXED INCOME FUND

FUND SUMMARY

INVESTMENT GOAL:                   Capital appreciation and current income

SHARE PRICE VOLATILITY:            High

PRINCIPAL INVESTMENT STRATEGY:     Utilizing a sub-adviser, the Fund invests in
                                   investment grade fixed income securities of foreign government and corporate issuers

INVESTMENT STRATEGY


Under normal circumstances, the International Fixed Income Fund will invest at least 80% of its net assets in fixed income securities. The Fund will invest primarily in foreign government, corporate, and mortgage-backed securities. The Fund will invest primarily in investment grade fixed income securities of issuers located in at least three countries other than the United States. In selecting investments for the Fund, the Sub-Adviser chooses investment grade securities issued by corporations and governments located in various developed foreign countries, looking for opportunities for capital appreciation and gain, as well as current income. The Fund's portfolio is not hedged against currency fluctuations relative to the U.S. dollar. There are no restrictions on the Fund's average portfolio maturity or on the maturity of any specific security.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Investing in issuers located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.


The Fund is also subject to the risk that fixed income securities of foreign government and corporate issuers may underperform other segments of the fixed income markets or the fixed income markets as a whole.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

PERFORMANCE INFORMATION


As of September 30, 2004, the Fund had not commenced operations, and did not have a performance history.


FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                             CLASS A SHARES
------------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.45%
------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
------------------------------------------------------------------------------------
Other Expenses                                                              0.34%*
====================================================================================
   Total Annual Fund Operating Expenses                                     0.79%**
====================================================================================

* Other expenses are based on estimated amounts for the current fiscal year.

** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and Administrator are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

International Fixed Income Fund -- Class A Shares                          0.61%
---------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                     1 YEAR       3 YEARS
-------------------------------------------------------------------------
International Fixed Income Fund -- Class A Shares    $   81       $   252
-------------------------------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary investment strategies. However, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Sub-Advisers use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with a Fund's objectives. A Fund will do so only if the Adviser or Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains and higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.


INVESTMENT ADVISER AND SUB-ADVISERS


SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUNDS SINCE IT ALLOCATES EACH FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (described below).


SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Funds. As of August 31, 2004, SIMC had approximately $60.2 billion in assets under management. For the fiscal year or period ended May 31, 2004, SIMC received investment advisory fees (after fee waivers), as a percentage of each Fund's net assets, at the following annual rates:



Large Cap Fund                                                   0.24%
-----------------------------------------------------------------------
Large Cap Disciplined Equity Fund                                0.23%
-----------------------------------------------------------------------
Large Cap Index Fund                                             0.13%
-----------------------------------------------------------------------
Small/Mid Cap Equity Fund                                        0.28%
-----------------------------------------------------------------------
Small Cap Fund                                                   0.52%
-----------------------------------------------------------------------
International Equity Fund                                        0.34%
-----------------------------------------------------------------------
Core Fixed Income Fund                                           0.15%
-----------------------------------------------------------------------
Long Duration Bond Fund                                          0.00%
-----------------------------------------------------------------------
Extended Duration Bond Fund                                      0.01%
-----------------------------------------------------------------------

For the fiscal year ended May 31, 2004, the Emerging Markets Equity, World Equity Ex-US, High Yield Bond, International Fixed Income, Large Cap Value Index and Large Cap Growth Index Funds were not in operation. Each of these Funds will pay SIMC advisory fees, as a percentage of the average net assets of the Fund, at the following annual rates:



Emerging Markets Equity Fund                                     1.05%
-----------------------------------------------------------------------
World Equity Ex-US Fund                                          0.55%
-----------------------------------------------------------------------
High Yield Bond Fund                                             0.49%
-----------------------------------------------------------------------
International Fixed Income Fund                                  0.45%
-----------------------------------------------------------------------
Large Cap Value Index Fund                                       0.17%
-----------------------------------------------------------------------
Large Cap Growth Index Fund                                      0.17%
-----------------------------------------------------------------------


SUB-ADVISERS AND PORTFOLIO MANAGERS

LARGE CAP FUND:


ALLIANCE CAPITAL MANAGEMENT L.P.: Sanford C. Bernstein (Bernstein), a unit of Alliance Capital Management L.P., located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Large Cap Fund. Drew Demakis, Chief Investment Officer-Structured Equities, manages the portion of the Large Cap Fund's assets allocated to Bernstein. Mr. Demakis joined Bernstein in 1998.

ARONSON+JOHNSON+ORTIZ, LP: Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a Sub-Adviser to the Large Cap Fund. Theodore R. Aronson, CFA, CIC, Managing Principal, Kevin M. Johnson, Ph.D., Principal, and Martha E. Ortiz, CFA, CIC, Principal, serve as portfolio managers of the portion of the Large Cap Fund's assets allocated to AJO.

FRANKLIN PORTFOLIO ASSOCIATES, LLC: Franklin Portfolio Associates, LLC (Franklin), located at One Boston Place, 29th Floor, Boston, Massachusetts 02108, serves as a Sub-Adviser to the Large Cap Fund. A team of investment professionals at Franklin, led by John Cone, manages the portion of the Large Cap Fund's assets allocated to Franklin. Mr. Cone is the CEO and President of Franklin, and has been with Franklin since its inception in 1982.

GOLDMAN SACHS ASSET MANAGEMENT, L.P.: Goldman Sachs Asset Management, L.P. (Goldman Sachs), a business unit of the Investment Management Division of Goldman, Sachs & Co., located at 32 Old Slip, New York, New York 10005, serves as a Sub-Adviser to the Large Cap Fund. A team of investment professionals at Goldman Sachs manages the portion of the Large Cap Fund's assets allocated to Goldman Sachs.

LSV ASSET MANAGEMENT: LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a Sub-Adviser to the Large Cap Fund. Josef Lakonishok, Robert Vishny and Menno Vermeulen of LSV serve as portfolio managers of the portion of the Large Cap Fund's assets allocated to LSV. They are all partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.13% of the average monthly market value of the portion of the Large Cap Fund's assets allocated to LSV.

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MCKINLEY CAPITAL MANAGEMENT INC.: McKinley Capital Management Inc. (McKinley
Capital), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, serves as a Sub-Adviser to the Large Cap Fund. A team of investment professionals led by Robert B. Gillam manages the portion of the Large Cap Fund's assets allocated to McKinley Capital. Mr. Gillam has been the Chief Investment Officer at McKinley Capital since the firm's inception in 1990, and has over 31 years of investment experience.

MONTAG & CALDWELL, INC.: Montag & Caldwell, Inc. (Montag & Caldwell), located at 3455 Peachtree Road NE, Suite 1200, Atlanta, Georgia 30326-3248, serves as a Sub-Adviser to the Large Cap Fund. William A. Vogel, Executive Vice President of Montag & Caldwell, serves as portfolio manager of the portion of the Large Cap Fund's assets allocated to Montag & Caldwell. Mr. Vogel has been a portfolio manager at Montag & Caldwell for 16 years, and has 23 years of investment experience.


PEREGRINE CAPITAL MANAGEMENT INC.: Peregrine Capital Management Inc. (Peregrine), located at 800 LaSalle Avenue, Minneapolis, Minnesota 55402-2018, serves as a Sub-Adviser to the Large Cap Fund. John Dale, Senior Vice President and Portfolio Manager, and Gary Nussbaum, Senior Vice President and Portfolio Manager, serve as portfolio managers of the portion of the Large Cap Fund's assets allocated to Peregrine. Mr. Dale joined Peregrine in 1987 and began his investment management career in 1968. Mr. Nussbaum joined Peregrine in 1990 and began his investment management career in 1987.


TRANSAMERICA INVESTMENT MANAGEMENT, LLC: Transamerica Investment Management, LLC
(TIM), located at 1150 S. Olive St., 27th Floor, Los Angeles, California 90015, serves as a Sub-Adviser to the Large Cap Fund. Jeffrey S. Van Harte, CFA, Executive Vice President, Portfolio Manager and Head of Equities, and Gary U. Rolle, CFA, President and Chief Investment Officer, of TIM serve as portfolio managers of the portion of the Large Cap Fund's assets allocated to TIM. Mr. Van Harte has been with TIM and its predecessor firm since 1980, and has over 24 years of investment management experience. Mr. Rolle has been with TIM and its predecessor firm since 1967, and has over 37 years of investment experience.


LARGE CAP DISCIPLINED EQUITY FUND:


ANALYTIC INVESTORS, INC.: Analytic Investors, Inc. (Analytic), located at 500 South Grand Avenue, 23rd Floor, Los Angeles, California 90071, serves as a Sub-Adviser to the Large Cap Disciplined Equity Fund. A team of investment professionals at Analytic manages the portion of the Large Cap Disciplined Equity Fund's assets allocated to Analytic.


BARCLAYS GLOBAL FUND ADVISORS: Barclays Global Fund Advisors (BGFA), located at 45 Fremont Street, San Francisco, California 94105, serves as a Sub-Adviser to the Large Cap Disciplined Equity Fund. A team of investment professionals at BGFA manages the portion of the Large Cap Disciplined Equity Fund's assets allocated to BGFA.

ENHANCED INVESTMENT TECHNOLOGIES, LLC: Enhanced Investment Technologies, LLC (INTECH), located at 2401 P.G.A. Boulevard, Suite 100, Palm Beach Gardens, Florida 33410, serves as a Sub-Adviser to the Large Cap Disciplined Equity Fund. A team of investment professionals at INTECH manages the portion of the Large Cap Disciplined Equity Fund's assets allocated to INTECH.


QUANTITATIVE MANAGEMENT ASSOCIATES LLC: Quantitative Management Associates LLC
(QMA), located at Gateway Center 2, McCarter Highway & Market Street, Newark, New Jersey 07102, serves as a Sub-Adviser to the Large Cap Disciplined Equity Fund. A team of investment professionals at QMA, led by James H. Scott, President, and Margaret Stumpp, Vice President and Chief Investment Officer, manages the portion of the Large Cap Disciplined Equity Fund's assets allocated to QMA. Mr. Scott and

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                                       55

Ms. Stumpp have been with QMA since the firm's formation in 2003. Prior to that, Mr. Scott and Ms. Stumpp were each employed by Prudential Investment Management, Inc. (PIM) for 15 years, most recently as Senior Managing Directors. QMA is a subsidiary of PIM.

LARGE CAP INDEX FUND:

BARCLAYS GLOBAL FUND ADVISORS: Barclays Global Fund Advisors (BGFA), located at 45 Freemont Street, San Francisco, California 94105, serves as the Sub-Adviser to the Large Cap Index Fund.

LARGE CAP VALUE INDEX FUND:

BARCLAYS GLOBAL FUND ADVISORS: Barclays Global Fund Advisors (BGFA), located at 45 Freemont Street, San Francisco, California 94105, serves as the Sub-Adviser to the Large Cap Value Index Fund.

LARGE CAP GROWTH INDEX FUND:

BARCLAYS GLOBAL FUND ADVISORS: Barclays Global Fund Advisors (BGFA), located at 45 Freemont Street, San Francisco, California 94105, serves as the Sub-Adviser to the Large Cap Growth Index Fund.


SMALL/MID CAP EQUITY FUND:


ARTISAN PARTNERS LIMITED PARTNERSHIP: Artisan Partners Limited Partnership (Artisan), located at 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. Scott C. Satterwhite and James C. Kieffer, both Managing Directors of Artisan, serve as portfolio managers of the portion of the Small/Mid Cap Equity Fund's assets allocated to Artisan. Messrs. Satterwhite and Kieffer joined Artisan in 1997.

BLACKROCK ADVISORS, INC.: BlackRock Advisors, Inc. (BlackRock), located at 100 Belleview Parkway, Wilmington, Delaware 19809, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. Wayne Archambo, CFA, serves as lead portfolio manager and Kate O'Connor, CFA, serves as co-portfolio manager of the portion of the Small/Mid Cap Equity Fund's assets allocated to BlackRock. Prior to joining BlackRock in 2002, Mr. Archambo was a founding partner and manager of Boston Partners Asset Management, L.P.'s small and mid cap value equity products since the firm's inception in 1995. Prior to joining BlackRock in 2002, Ms. O'Connor served as an equity analyst at Independence Investment LLC from 2000-2001 and a principal at Boston Partners Asset Management, L.P. from 1997-2000.

DELAWARE MANAGEMENT COMPANY: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7098, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. A team of investment professionals at DMC manages the portion of the Small/Mid Cap Equity Fund's assets allocated to DMC. The team members have an average of 15 years of investment experience.

INTEGRITY ASSET MANAGEMENT, LLC: Integrity Asset Management, LLC (Integrity), located at 9900 Corporate Campus Drive, Suite 3000, Louisville, Kentucky 40223, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. A team of investment professionals at Integrity manages the portion of the Small/Mid Cap Equity Fund's assets allocated to Integrity.

LEE MUNDER INVESTMENTS, LTD.: Lee Munder Investments, Ltd. (LMIL), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. Andrew Beja, CFA, Managing Director of LMIL, serves as portfolio manager of the portion of the Small/Mid Cap Equity Fund's assets allocated to LMIL. Mr. Beja has over 18 years of investment experience.

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                                       56

LSV ASSET MANAGEMENT: LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. Josef Lakonishok, Robert Vishny and Menno Vermeulen of LSV serve as portfolio managers of the portion of the Small/Mid Cap Equity Fund's assets allocated to LSV. They are all partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.45% of the average monthly market value of the portion of the Small/Mid Cap Equity Fund's assets allocated to LSV.

MARTINGALE ASSET MANAGEMENT, L.P.: Martingale Asset Management, L.P. (Martingale), located at 222 Berkeley Street, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. A team of investment professionals at Martingale manages the portion of the Small/Mid Cap Equity Fund's assets allocated to Martingale.

MAZAMA CAPITAL MANAGEMENT, INC.: Mazama Capital Management, Inc. (Mazama), located at One Southwest Columbia Street, Suite 1500, Portland, Oregon 97258, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. Ronald A. Sauer, a founder, President and Senior Portfolio Manager of Mazama, and Stephen C. Brink, CFA, Senior Vice President, Director of Research and Portfolio Manager of Mazama, serve as portfolio managers of the portion of the Small/Mid Cap Equity Fund's assets allocated to Mazama. Messrs. Sauer and Brink both joined Mazama in 1997, and each has over 24 and 27 years of investment experience, respectively.

SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED: Security Capital Research & Management Incorporated (Security Capital), located at 11 South LaSalle Street, 2nd Floor, Chicago, Illinois 60603, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. Anthony R. Manno, Jr., President and Chief Investment Officer, Kenneth D. Statz, Managing Director and Senior Market Strategist, Kevin W. Bedell, Senior Vice President, and David E. Rosenbaum, Senior Vice President, comprise the Portfolio Management Committee of Security Capital. The Portfolio Management Committee is responsible for determining the portfolio composition of the portion of the Small/Mid Cap Equity Fund's assets allocated to Security Capital. Messrs. Manno, Statz, Bedell and Rosenbaum have an average of 21 years of investment experience, and joined Security Capital in 1994, 1995, 1996 and 1997, respectively.

WELLINGTON MANAGEMENT COMPANY, LLP: Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. Jamie A. Rome, CFA, Vice President and Equity Portfolio Manager of Wellington Management, serves as portfolio manager of the portion of the Small/Mid Cap Equity Fund's assets allocated to Wellington Management. Mr. Rome joined Wellington Management in 1994, and has 18 years of investment experience.


SMALL CAP FUND:


ARTISAN PARTNERS LIMITED PARTNERSHIP: Artisan Partners Limited Partnership (Artisan), located at 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202, serves as a Sub-Adviser to the Small Cap Fund. Scott C. Satterwhite and James C. Kieffer, both Managing Directors of Artisan, serve as portfolio managers of the portion of the Small Cap Fund's assets allocated to Artisan. Messrs. Satterwhite and Kieffer joined Artisan in 1997.

BLACKROCK ADVISORS, INC.: BlackRock Advisors, Inc. (BlackRock) located at 100 Belleview Parkway, Wilmington, Delaware 19809, serves as a Sub-Adviser to the Small Cap Fund. Wayne Archambo, CFA, serves as lead portfolio manager and Kate O'Connor, CFA, serves as a co-portfolio manager of the portion of the Small Cap Fund's assets allocated to BlackRock. Prior to joining BlackRock in 2002,

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                                       57

Mr. Archambo was a founding partner and manager of Boston Partners Asset Management, L.P.'s small and mid cap value equity products since the firm's inception in 1995. Prior to joining BlackRock in 2002, Ms. O'Connor served as an equity analyst at Independence Investment LLC from 2000-2001 and a principal at Boston Partners Asset Management, L.P. from 1997-2000.

DAVID J. GREENE AND COMPANY, LLC: David J. Greene and Company, LLC (David J. Greene), located at 599 Lexington Avenue, 12th Floor, New York, New York 10022, serves as a Sub-Adviser to the Small Cap Fund. Michael C. Greene, Chief Executive Officer, and Benjamin H. Nahum, Vice President and Research Analyst, of David J. Greene serve as portfolio managers of the portion of the Small Cap Fund's assets allocated to David J. Greene. Messrs. Greene and Nahum have been Principals of the firm for the past 6 years.

DELAWARE MANAGEMENT COMPANY: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7098, serves as a Sub-Adviser to the Small Cap Fund. A team of investment professionals at DMC manages the portion of the Small Cap Fund's assets allocated to DMC. The team members have an average of 15 years of investment experience.

LEE MUNDER INVESTMENTS, LTD.: Lee Munder Investments, Ltd. (LMIL), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small Cap Fund. Andrew Beja, CFA, Managing Director of LMIL, and Jonathan Stone, CFA, Managing Director of LMIL, serve as portfolio managers of the portion of the Small Cap Fund's assets allocated to LMIL. Mr. Beja and Mr. Stone each have over 18 and 20 years of investment experience, respectively.

LSV ASSET MANAGEMENT: LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a Sub-Adviser to the Small Cap Fund. Josef Lakonishok, Robert Vishny and Menno Vermeulen of LSV serve as portfolio managers of the portion of the Small Cap Fund's assets allocated to LSV. They are all partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.50% of the average monthly market value of the portion of the Small Cap Fund's assets allocated to LSV.

MARTINGALE ASSET MANAGEMENT, L.P.: Martingale Asset Management, L.P. (Martingale), located at 222 Berkeley Street, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small Cap Fund. A team of investment professionals at Martingale manages the portion of the Small Cap Fund's assets allocated to Martingale.

MAZAMA CAPITAL MANAGEMENT, INC.: Mazama Capital Management, Inc. (Mazama), located at One Southwest Columbia Street, Suite 1500, Portland, Oregon 97258, serves as a Sub-Adviser to the Small Cap Fund. Ronald A. Sauer, a founder, President and Senior Portfolio Manager of Mazama, and Stephen C. Brink, CFA, Senior Vice President, Director of Research and Portfolio Manager of Mazama, serve as portfolio managers of the portion of the Small Cap Fund's assets allocated to Mazama. Messrs. Sauer and Brink both joined Mazama in 1997, and each has over 24 and 27 years of investment experience, respectively.

McKINLEY CAPITAL MANAGEMENT INC.: McKinley Capital Management Inc. (McKinley Capital), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, serves as a Sub-Adviser to the Small Cap Fund. A team of investment professionals led by Robert B. Gillam manages the portion of the Small Cap Fund's assets allocated to McKinley Capital. Mr. Gillam has been the Chief Investment Officer at McKinley Capital since the firm's inception in 1990, and has over 31 years of investment experience.

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                                       58

SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED: Security Capital Research & Management Incorporated (Security Capital), located at 11 South LaSalle Street, 2nd Floor, Chicago, Illinois 60603, serves as a Sub-Adviser to the Small Cap Fund. Anthony R. Manno, Jr., President and Chief Investment Officer, Kenneth D. Statz, Managing Director and Senior Market Strategist, Kevin W. Bedell, Senior Vice President, and David E. Rosenbaum, Senior Vice President, comprise the Portfolio Management Committee of Security Capital. The Portfolio Management Committee is responsible for determining the portfolio composition of the portion of the Small Cap Fund's assets allocated to Security Capital. Messrs. Manno, Statz, Bedell and Rosenbaum have an average of 21 years of investment experience, and joined Security Capital in 1994, 1995, 1996 and 1997, respectively.

WELLINGTON MANAGEMENT COMPANY, LLP: Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as a Sub-Adviser to the Small Cap Fund. Jamie A. Rome, CFA, Vice President and Equity Portfolio Manager of Wellington Management, serves as portfolio manager of the portion of the Small Cap Fund's assets allocated to Wellington Management. Mr. Rome joined Wellington Management in 1994, and has 18 years of investment experience.


INTERNATIONAL EQUITY FUND:


ALLIANCE CAPITAL MANAGEMENT L.P.: Alliance Capital Management L.P. (Alliance Capital) located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the International Equity Fund. A committee of investment professionals at Alliance Capital manages the portion of the International Equity Fund's assets allocated to Alliance Capital.

CAPITAL GUARDIAN TRUST COMPANY: Capital Guardian Trust Company (Capital Guardian), located at 333 South Hope Street, 55th Floor, Los Angeles, California 90071, serves as a Sub-Adviser to the International Equity Fund. A team of investment professionals at Capital Guardian manages the portion of the International Equity Fund's assets allocated to Capital Guardian.

FISHER INVESTMENTS, INC.: Fisher Investments, Inc. (Fisher), located at 13100 Skyline Blvd., Woodside, California 94062, serves as a Sub-Adviser to the International Equity Fund. A committee of investment professionals at Fisher manages the portion of the International Equity Fund's assets allocated to Fisher.

McKINLEY CAPITAL MANAGEMENT INC.: McKinley Capital Management Inc. (McKinley Capital) located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, serves as a Sub-Adviser to the International Equity Fund. A team of investment professionals at McKinley Capital manages the portion of the International Equity Fund's assets allocated to McKinley Capital.

MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY INVESTMENT MANAGEMENT LIMITED: Morgan Stanley Investment Management Inc. (MSIM Inc.), located at 1221 Avenue of the Americas, New York, New York 10020, serves as a Sub-Adviser to the International Equity Fund. MSIM Inc. delegates certain investment advisory responsibilities to its affiliate, Morgan Stanley Investment Management Limited (MSIM Limited), located at 25 Cabot Square, Canary Wharf, London E14 4QA, United Kingdom. MSIM Limited's International Equity Value Team manages the portion of the International Equity Fund's assets allocated to MSIM Inc. Current members of the team include Dominic Caldecott, Managing Director, Peter Wright, Managing Director, William Lock, Managing Director, Walter Riddell, Executive Director, and John Goodacre, Vice President.


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                                       59

EMERGING MARKETS EQUITY FUND:

ALLIANCE CAPITAL MANAGEMENT L.P.: Alliance Capital Management L.P. (Alliance Capital), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Emerging Markets Equity Fund. A committee of investment professionals at Alliance Capital manages the portion of the Emerging Markets Equity Fund's assets allocated to Alliance Capital.


THE BOSTON COMPANY ASSET MANAGEMENT LLC: The Boston Company Asset Management LLC (The Boston Company), located at One Boston Place, Boston, Massachusetts 02108, serves as a Sub-Adviser to the Emerging Markets Equity Fund. D. Kirk Henry, CFA and Senior Vice President of The Boston Company serves as portfolio manager of the portion of the Emerging Markets Equity Fund's assets allocated to The Boston Company. Since joining The Boston Company in 1994, Mr. Henry has had primary responsibility for the firm's Emerging Markets Equity product and since January 1, 2003, responsibility for the International Equity product.

CITIGROUP ASSET MANAGEMENT LIMITED: Citigroup Asset Management Limited (Citigroup), located at Citigroup Centre, Canada Square, Canary Wharf, London E14 5LB, England, serves as a Sub-Adviser to the Emerging Markets Equity Fund. Aquico Wen, CFA, CPA, Roger Garrett, Chris Lively, CFA, Erda Gercek and Olivier Lamaigre manage the portion of the Emerging Markets Equity Fund's assets allocated to Citigroup. Mr. Wen has been with Citigroup since 1998 and has 10 years of investment experience. Mr. Garrett has been with Citigroup since 1991 and has 18 years of investment experience. Prior to joining Citigroup in 2000, Mr. Lively was an Analyst and Portfolio Manager for Pioneer Group, Inc. He has 10 years of investment experience. Mr. Gercek has been with Citigroup since 1989 and has 15 years of investment experience. Mr. Lemaigre has been with Citigroup since 1997 and has 12 years of investment experience in emerging markets.


EMERGING MARKETS MANAGEMENT, L.L.C.: Emerging Markets Management, L.L.C. (EMM), located at 1001 Nineteenth Street, North, 17th Floor, Arlington, Virginia 22209-1722, serves as a Sub-Adviser to the Emerging Markets Equity Fund. A team of investment professionals at EMM manages the portion of the Emerging Markets Equity Fund's assets allocated to EMM.


REXITER CAPITAL MANAGEMENT LIMITED: Rexiter Capital Management Limited (Rexiter), located at 21 St. James's Square, London SW1Y 4SS United Kingdom, serves as a Sub-Adviser to the Emerging Markets Equity Fund. Murray Davey and Helena Coles manage the portion of the Emerging Markets Equity Fund's assets allocated to Rexiter. Mr. Davey is a senior European, Middle Eastern and African fund manager and a Director of Rexiter. Ms. Coles is a senior Asian fund manager and a Director of Rexiter. Mr. Davey and Ms. Coles have been with Rexiter since its inception in 1997.

WORLD EQUITY EX-US FUND:

ACADIAN ASSET MANAGEMENT INC.: Acadian Asset Management Inc. (Acadian), located at Ten Post Office Square, Boston, Massachusetts 02109, serves as a Sub-Adviser to the World Equity Ex-US Fund. A team of investment professionals at Acadian, led by co-Chief Investment Officers Ron Frashure and John Chisholm, manages the portion of the World Equity Ex-US Fund's assets allocated to Acadian. Mr. Frashure and Mr. Chisholm have been with Acadian since 1988 and 1987, respectively.

ALLIANCE CAPITAL MANAGEMENT L.P.: Alliance Capital Management L.P. (Alliance Capital), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the World Equity Ex-US Fund. A committee of investment professionals at Alliance Capital manages the portion of the World Equity Ex-US Fund's assets allocated to Alliance Capital.

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                                       60

CAPITAL GUARDIAN TRUST COMPANY: Capital Guardian Trust Company (Capital Guardian), located at 333 Hope Street, 55th Floor, Los Angeles, California 90071, serves as a Sub-Adviser to the World Equity Ex-US Fund. A team of investment professionals at Capital Guardian manages the portion of the World Equity Ex-US Fund's assets allocated to Capital Guardian.

FISHER INVESTMENTS, INC.: Fisher Investments, Inc. (Fisher), located at 13100 Skyline Blvd., Woodside, California 94062, serves as a Sub-Adviser to the World Equity Ex-US Fund. A team of investment professionals at Fisher manages the portion of the World Equity Ex-US Fund's assets allocated to Fisher.

McKINLEY CAPITAL MANAGEMENT INC.: McKinley Capital Management Inc. (McKinley Capital), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, serves as a Sub-Adviser to the World Equity Ex-US Fund. A team of investment professionals at McKinley Capital manages the portion of the World Equity Ex-US Fund's assets allocated to McKinley Capital.

REXITER CAPITAL MANAGEMENT LIMITED: Rexiter Capital Management Limited (Rexiter), located at 21 St. James's Square, London SW1Y 4SS United Kingdom, serves as a Sub-Adviser to the World Equity Ex-US Fund. Murray Davey and Helena Coles manage the portion of the World Equity Ex-US Fund's assets allocated to Rexiter. Mr. Davey is a senior European, Middle Eastern and African fund manager and a director of Rexiter. Ms. Coles is a senior Asian fund manager and a director of Rexiter. Mr. Davey and Ms. Coles have been with Rexiter since its inception in 1997.


CORE FIXED INCOME FUND:


BLACKROCK ADVISORS, INC.: BlackRock Advisors, Inc. (BlackRock), located at 100 Belleview Parkway, Wilmington, Delaware, 19809 serves as a Sub-Adviser to the Core Fixed Income Fund. A team of investment professionals at BlackRock, led by Chief Investment Officer Keith Anderson, manages the portion of the Core Fixed Income Fund's assets allocated to BlackRock.

METROPOLITAN WEST ASSET MANAGEMENT LLC: Metropolitan West Asset Management LLC
(MWAM), located at 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025, serves as a Sub-Adviser to the Core Fixed Income Fund. MWAM's portfolio management team of Tad Rivelle, Laird Landmann, Stephen Kane, CFA, and David Lippman manages the portion of the Core Fixed Income Fund's assets allocated to MWAM. Mr. Rivelle is Managing Director and Chief Investment Officer at MWAM. Messrs. Landmann, Kane and Lippman are Managing Directors and Generalist Portfolio Managers at MWAM. Each member of the portfolio management team has over 12 years of investment experience.

WELLS CAPITAL MANAGEMENT, INC.: Wells Capital Management, Inc. (Wells Capital), located at 525 Market Street, 10th Floor, San Francisco, California 94105, serves as a Sub-Adviser to the Core Fixed Income Fund. Wells Fargo & Company owns Wells Fargo Bank N.A., the parent company of Wells Capital. A team of investment professionals at Wells Capital, led by Senior Managing Director Bill Stevens and Senior Portfolio Manager Marie Chandoha, manages the portion of the Core Fixed Income Fund's assets allocated to Wells Capital. Mr. Stevens founded the fixed income team in 1992 at Montgomery Asset Management, which was acquired by Wells Fargo & Company in 2003, and began his investment career in 1984. Ms. Chandoha joined the fixed income team in 1999, and began her investment career in 1983. Prior to that, Ms. Chandoha was Chief Bond Strategist at Goldman Sachs from 1996-1999.

WESTERN ASSET MANAGEMENT COMPANY: Western Asset Management Company (Western Asset), located at 385 East Colorado Boulevard, Pasadena, California 91101, serves as a Sub-Adviser to the Core Fixed Income Fund. A team of investment professionals at Western Asset, led by Chief Investment Officer Kenneth Leech, manages the portion of the Core Fixed Income Fund's assets allocated to Western Asset.


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HIGH YIELD BOND FUND:


ING INVESTMENT MANAGEMENT CO.: ING Investment Management Co. (ING), which comprises businesses formerly conducted by ING Ghent Asset Management LLC, located at 230 Park Avenue, 13th Floor, New York, New York 10169, serves as a Sub-Adviser to the High Yield Bond Fund. Four senior members of ING's investment management team, Paul H. Ross, Kenneth J. Monaghan, J. Paul Gillin and Geert Dhont, manage the portion of the High Yield Bond Fund's assets allocated to ING. Messrs. Ross and Monaghan are Co-Founding Managing Directors and Portfolio Managers. Messrs. Gillin and Dhont are Managing Directors and Portfolio Managers. Each senior member has been with ING since May 2000.

LINCOLN CAPITAL FIXED INCOME MANAGEMENT COMPANY, LLC: Lincoln Capital Fixed Income Management Company, LLC (Lincoln Capital), located at 200 S. Wacker Drive, Suite 2100, Chicago, Illinois 60606, serves as a Sub-Adviser to the High Yield Bond Fund. A team of investment professionals at Lincoln Capital, led by Ann H. Benjamin, manages the portion of the High Yield Bond Fund's assets allocated to Lincoln Capital. Ms. Benjamin, Managing Director, has over 23 years of investment experience, and is the Chief Investment Officer for high yield and Lead Portfolio Manager for high yield portfolios and blended credit strategies.

METROPOLITAN WEST ASSET MANAGEMENT LLC: Metropolitan West Asset Management LLC
(MWAM), located at 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025, serves as a Sub-Adviser to the High Yield Bond Fund. Jeff Koch and Mark Unferth co-manage the portion of the High Yield Bond Fund's assets allocated to MWAM. Prior to joining MWAM in December of 2002, Mr. Koch had been a Portfolio Manager and Co-portfolio Manager of several funds at Strong Capital Management for over 13 years. Mr. Unferth joined MWAM in April of 2002. From 2000 to 2002, Mr. Unferth was a Managing Director of Credit Suisse First Boston (Credit Suisse), and from 1998 to 2000 he was Senior Vice President of the high yield sales and trading group at Donaldson, Lufkin & Jenrette, which merged with Credit Suisse in 2000.

NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT INC.: Nomura Corporate Research and Asset Management Inc. (Nomura), located at 2 World Financial Center, Building B, 17th Floor, New York, New York 10281-1198, serves as a Sub-Adviser to the High Yield Bond Fund. Robert Levine, CFA, President and Chief Executive Officer of Nomura, applies a team approach to portfolio management by working alongside his team of portfolio managers, David Crall, CFA, Managing Director, and Stephen Kotsen, CFA, Director, to manage the portion of the High Yield Bond Fund's assets allocated to Nomura. Prior to joining Nomura, Mr. Levine was President of Kidder, Peabody High Yield Asset Management, Inc. and Managing Director of Kidder, Peabody & Co., where he created Kidder's first high yield bond mutual fund. David Crall has been with Nomura for 11 years working in both analyst and portfolio manager roles. Mr. Kotsen has been with Nomura for 5 years. Prior to joining Nomura in 1999, Stephen Kotsen worked at Lazard Freres Asset Management as a portfolio manager in the high yield group.

LONG DURATION BOND FUND:

METROPOLITAN WEST ASSET MANAGEMENT LLC: Metropolitan West Asset Management LLC
(MWAM), located at 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025, serves as a Sub-Adviser to the Long Duration Bond Fund. A team of investment professionals at MWAM, led by Laird Landmann and Stephen Kane, is responsible for determining the investment strategy of the Long Duration Bond Fund. Messrs. Landmann and Kane are Managing Directors and Fixed Income Portfolio Managers at MWAM, and each has 17 years of investment experience. They have each been with MWAM since founding it in 1996.

EXTENDED DURATION BOND FUND:

METROPOLITAN WEST ASSET MANAGEMENT LLC: Metropolitan West Asset Management LLC
(MWAM), located at 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025, serves as a Sub-Adviser to the Extended Duration Bond Fund. A team of investment professionals at MWAM, led by Laird Landmann and Stephen Kane, is responsible for determining the investment strategy of the Extended Duration Bond Fund. Messrs. Landmann and Kane are Managing Directors and Fixed Income Portfolio Managers at MWAM, and each has 17 years of investment experience. They have each been with MWAM since founding it in 1996.


INTERNATIONAL FIXED INCOME FUND:


FISCHER FRANCIS TREES & WATTS, INC. AND ITS AFFILIATES: Fischer Francis Trees & Watts, Inc., a New York corporation located at 200 Park Avenue, 46th Floor, New York, New York 10166, and three of its affiliates, Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom, Fischer Francis Trees & Watts (Singapore) Pte Ltd, a Singapore corporation, and Fischer Francis Trees & Watts Kabushiki Kaisha, a Japanese corporation (collectively referred to as FFTW) serve as Sub-Adviser to the International Fixed Income Fund. FFTW's Investment Strategy Group is responsible for determining the investment strategy of the International Fixed Income Fund. Kevin Corrigan, Portfolio Manager and Managing Director of FFTW, serves as portfolio manager to the portion of the International Fixed Income Fund's assets allocated to FFTW. Mr. Corrigan joined FFTW in 1995, and has 9 years of investment experience.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Class A Shares of the Funds.

The Funds offer Class A Shares only to Eligible Investors that have signed an Investment Management Agreement with SIMC. Under each Agreement, SIMC will consult with the Eligible Investor to define its investment objectives, desired returns and tolerance for risk, and to develop a plan for the allocation of its assets. Each Agreement sets forth the fee to be paid to SIMC, which is ordinarily expressed as a percentage of the Eligible Investor's assets managed by SIMC. This fee, which is negotiated by the Eligible Investor and SIMC, may include a performance based fee or a fixed-dollar fee for certain specified services.

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).


Eligible Investors (as defined above) may purchase Class A Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Generally, cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. However, in certain circumstances the Funds at their discretion may allow purchases to settle (I.E., receive final payment) at a later date in accordance with the Funds' procedures and applicable law. The Funds may reject any purchase order if they determine that accepting the order would not be in the best interests of the Funds or their shareholders. This includes those from any individual or group who, in the Funds' view, are likely to engage in excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).


When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.


Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.


If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through these financial institutions, you should contact these financial institutions directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.


Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally the Funds (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m.

Eastern time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.


HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or the Funds think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these Funds' investments may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES

To purchase shares for the first time, Eligible Investors must invest at least $100,000 in any Fund. A Fund may accept investments of smaller amounts at its discretion.

FOREIGN INVESTORS


The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.


CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.


Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.


HOW TO SELL YOUR FUND SHARES


If you hold Fund shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law.


RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS


The Funds distribute their investment income periodically as a dividend to shareholders. It is the policy of the International Fixed Income, Emerging Markets Equity, International Equity and World Equity Ex-US Funds to pay dividends periodically (at least once annually), the Core Fixed Income, High Yield Bond, Long Duration Bond and Extended Duration Bond Funds to pay dividends monthly, and the Small Cap, Small/Mid Cap Equity, Large Cap, Large Cap Disciplined Equity, Large Cap Index, Large Cap Value Index and Large Cap Growth Index Funds to pay dividends quarterly. The Funds make distributions of capital gains, if any, at least annually.


You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

At least annually, each Fund will distribute substantially all of its net investment income and net realized capital gains, if any. If you are a taxable investor, the dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income. Qualified dividend income may include dividend income from certain foreign corporations (E.G., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares. Long-term capital gains are currently taxable at the maximum rate of 15%. Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term gain or loss if the shares have been held for more than one year. Capital gain or loss realized upon a sale or exchange of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of the Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

If you have a tax-advantaged retirement account, you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.


The International Equity, Emerging Markets Equity, World Equity Ex-US and International Fixed Income Funds may elect to pass through to you your pro rata share of foreign income taxes paid by each Fund. The Funds will notify you if they make such election.


MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

FINANCIAL HIGHLIGHTS


The tables that follow present performance information about the shares of the Large Cap, Large Cap Disciplined Equity, Small/Mid Cap Equity, Small Cap, International Equity, Core Fixed Income, Long Duration Bond, Extended Duration Bond and Large Cap Index Funds. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Their report, along with each Fund's financial statements, appears in the Funds' annual report that accompanies the SAI. You can obtain the Funds' annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

As of September 30, 2004, the Emerging Markets Equity, World Equity Ex-US, High Yield Bond, Large Cap Value Index, Large Cap Growth Index and International Fixed Income Funds had not commenced operations.


FOR THE PERIODS ENDED MAY 31,


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                          NET
                                        REALIZED
                                          AND
                                       UNREALIZED                                DISTRIBUTIONS
             NET ASSET                   GAINS                       DIVIDENDS        FROM           TOTAL
               VALUE,      NET          (LOSSES)         TOTAL       FROM NET       REALIZED       DIVIDENDS
             BEGINNING  INVESTMENT         ON             FROM      INVESTMENT      CAPITAL           AND
             OF PERIOD    INCOME       SECURITIES      OPERATIONS     INCOME         GAINS       DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------
LARGE CAP FUND
--------------------------------------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------------------------------------
  2004       $   12.41  $     0.18(5)  $     2.09(5)   $     2.27   $    (0.21)  $          --   $       (0.21)
--------------------------------------------------------------------------------------------------------------
  2003           13.82        0.16(5)       (1.41)(5)       (1.25)       (0.16)             --           (0.16)
--------------------------------------------------------------------------------------------------------------
  2002           16.31        0.15          (2.48)          (2.33)       (0.16)             --           (0.16)
--------------------------------------------------------------------------------------------------------------
  2001           19.48        0.17          (2.35)          (2.18)       (0.17)          (0.82)          (0.99)
--------------------------------------------------------------------------------------------------------------
  2000           18.82        0.20           1.48            1.68        (0.19)          (0.83)          (1.02)
--------------------------------------------------------------------------------------------------------------
LARGE CAP DISCIPLINED EQUITY FUND
--------------------------------------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------------------------------------
  2004(1)++  $  100.00  $     0.66(5)  $    12.51(5)   $    13.17   $    (0.54)  $       (0.82)  $       (1.36)
--------------------------------------------------------------------------------------------------------------
LARGE CAP INDEX FUND
--------------------------------------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------------------------------------
  2004++     $   84.90  $     1.50(5)  $    14.28(5)   $    15.78   $    (1.37)  $       (0.19)  $       (1.56)
--------------------------------------------------------------------------------------------------------------
  2003++         93.40        1.10          (8.50)(6)       (7.40)       (1.10)             --           (1.10)
--------------------------------------------------------------------------------------------------------------
  2002(2)++     100.00        0.20          (6.80)          (6.60)          --              --              --
--------------------------------------------------------------------------------------------------------------

                                                RATIO OF                 RATIO OF
                                                   NET      RATIO OF     EXPENSES
                                                EXPENSES       NET      TO AVERAGE
             NET ASSET             NET ASSETS      TO      INVESTMENT      NET
              VALUE,                 END OF      AVERAGE   INCOME TO      ASSETS     PORTFOLIO
              END OF     TOTAL       PERIOD        NET       AVERAGE    (EXCLUDING   TURNOVER
              PERIOD    RETURN+   ($THOUSANDS)   ASSETS    NET ASSETS    WAIVERS)      RATE
----------------------------------------------------------------------------------------------
LARGE CAP FUND
----------------------------------------------------------------------------------------------
CLASS A
----------------------------------------------------------------------------------------------
  2004       $   14.47    18.37%  $  1,787,850      0.26%        1.34%        0.48%        109%
----------------------------------------------------------------------------------------------
  2003           12.41    (8.98)     3,008,463      0.26         1.39         0.47          51
----------------------------------------------------------------------------------------------
  2002           13.82   (14.36)     2,938,135      0.26         1.03         0.47          65
----------------------------------------------------------------------------------------------
  2001           16.31   (11.54)     3,451,673      0.26         0.98         0.48         107
----------------------------------------------------------------------------------------------
  2000           19.48     9.10      3,184,226      0.26         1.12         0.48          64
----------------------------------------------------------------------------------------------
LARGE CAP DISCIPLINED EQUITY FUND
----------------------------------------------------------------------------------------------
CLASS A
----------------------------------------------------------------------------------------------
  2004(1)++  $  111.81    13.23%  $  2,285,041      0.33%        1.33%        0.47%         67%
----------------------------------------------------------------------------------------------
LARGE CAP INDEX FUND
----------------------------------------------------------------------------------------------
CLASS A
----------------------------------------------------------------------------------------------
  2004++     $   99.12    18.71%  $    284,711      0.16%        1.58%        0.24%          6%
----------------------------------------------------------------------------------------------
  2003++         84.90    (7.79)       142,612      0.20         1.67         0.25          12
----------------------------------------------------------------------------------------------
  2002(2)++      93.40    (6.60)        39,763      0.20         1.30         0.39           1
----------------------------------------------------------------------------------------------

                                          NET
                                        REALIZED
                                          AND
                                       UNREALIZED                                DISTRIBUTIONS
             NET ASSET                   GAINS                       DIVIDENDS        FROM           TOTAL
               VALUE,      NET          (LOSSES)         TOTAL       FROM NET       REALIZED       DIVIDENDS
             BEGINNING  INVESTMENT         ON             FROM      INVESTMENT      CAPITAL           AND
             OF PERIOD    INCOME       SECURITIES      OPERATIONS     INCOME         GAINS       DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------
SMALL CAP FUND
--------------------------------------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------------------------------------
  2004       $   11.60  $     0.06(5)  $     3.59(5)   $     3.65   $    (0.07)  $       (0.48)  $       (0.55)
--------------------------------------------------------------------------------------------------------------
  2003           12.53        0.07(5)       (0.94)(5)       (0.87)       (0.06)             --           (0.06)
--------------------------------------------------------------------------------------------------------------
  2002           13.02        0.06          (0.45)          (0.39)       (0.07)          (0.03)          (0.10)
--------------------------------------------------------------------------------------------------------------
  2001           13.66        0.08           0.96            1.04        (0.09)          (1.59)          (1.68)
--------------------------------------------------------------------------------------------------------------
  2000           11.35        0.09           2.30            2.39        (0.08)             --           (0.08)
--------------------------------------------------------------------------------------------------------------
SMALL/MID CAP EQUITY FUND
--------------------------------------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------------------------------------
  2004(3)    $  100.00  $     0.22(5)  $     6.93(5)   $     7.15   $    (0.12)  $          --   $       (0.12)
--------------------------------------------------------------------------------------------------------------
CORE FIXED INCOME FUND
--------------------------------------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------------------------------------
  2004       $   10.61  $     0.38(5)  $    (0.26)(5)  $     0.12   $    (0.40)  $       (0.14)  $       (0.54)
--------------------------------------------------------------------------------------------------------------
  2003           10.27        0.50           0.60            1.10        (0.50)          (0.26)          (0.76)
--------------------------------------------------------------------------------------------------------------
  2002           10.49        0.54           0.06            0.60        (0.54)          (0.28)          (0.82)
--------------------------------------------------------------------------------------------------------------
  2001            9.82        0.66           0.67            1.33        (0.66)             --           (0.66)
--------------------------------------------------------------------------------------------------------------
  2000           10.22        0.61          (0.40)           0.21        (0.61)             --           (0.61)
--------------------------------------------------------------------------------------------------------------
LONG DURATION BOND FUND
--------------------------------------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------------------------------------
  2004(4)    $   10.00  $     0.05(5)  $    (0.23)(5)  $    (0.18)  $    (0.05)  $          --   $       (0.05)
--------------------------------------------------------------------------------------------------------------
EXTENDED DURATION BOND FUND
--------------------------------------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------------------------------------
  2004(4)    $   10.00  $     0.05(5)  $    (0.44)(5)  $    (0.39)  $    (0.08)  $          --   $       (0.08)
--------------------------------------------------------------------------------------------------------------

                                                RATIO OF                  RATIO OF
                                                   NET       RATIO OF     EXPENSES
                                                EXPENSES        NET      TO AVERAGE
             NET ASSET             NET ASSETS      TO       INVESTMENT      NET
              VALUE,                 END OF      AVERAGE    INCOME TO      ASSETS     PORTFOLIO
              END OF     TOTAL       PERIOD        NET        AVERAGE    (EXCLUDING   TURNOVER
              PERIOD    RETURN+   ($THOUSANDS)   ASSETS     NET ASSETS    WAIVERS)      RATE
-----------------------------------------------------------------------------------------------
SMALL CAP FUND
-----------------------------------------------------------------------------------------------
CLASS A
-----------------------------------------------------------------------------------------------
  2004       $   14.70    31.76%  $  1,309,254      0.54%         0.45%        0.72%        135%
-----------------------------------------------------------------------------------------------
  2003           11.60    (6.83)     1,193,935      0.54          0.67         0.72          97
-----------------------------------------------------------------------------------------------
  2002           12.53    (2.99)     1,102,199      0.54          0.54         0.71         115
-----------------------------------------------------------------------------------------------
  2001           13.02     8.39        857,278      0.54          0.63         0.73         154
-----------------------------------------------------------------------------------------------
  2000           13.66    21.06        774,284      0.53          0.73         0.73         159
-----------------------------------------------------------------------------------------------
SMALL/MID CAP EQUITY FUND
-----------------------------------------------------------------------------------------------
CLASS A
-----------------------------------------------------------------------------------------------
  2004(3)    $  107.03     7.15%  $    423,768      0.65%         0.45%        0.73%         51%
-----------------------------------------------------------------------------------------------
CORE FIXED INCOME FUND
-----------------------------------------------------------------------------------------------
CLASS A
-----------------------------------------------------------------------------------------------
  2004       $   10.19     1.13%  $  3,074,873      0.19%*        3.62%        0.38%        532%
-----------------------------------------------------------------------------------------------
  2003           10.61    11.10      2,431,368      0.18          4.79         0.37         436
-----------------------------------------------------------------------------------------------
  2002           10.27     6.43      2,354,581      0.18          5.67         0.36         365
-----------------------------------------------------------------------------------------------
  2001           10.49    13.92      2,131,474      0.18          6.47         0.37         399
-----------------------------------------------------------------------------------------------
  2000            9.82     2.07      1,999,815      0.18          6.20         0.40         383
-----------------------------------------------------------------------------------------------
LONG DURATION BOND FUND
-----------------------------------------------------------------------------------------------
CLASS A
-----------------------------------------------------------------------------------------------
  2004(4)    $    9.77    (1.78)% $      6,317      0.20%         5.02%        0.57%         31%
-----------------------------------------------------------------------------------------------
EXTENDED DURATION BOND FUND
-----------------------------------------------------------------------------------------------
CLASS A
-----------------------------------------------------------------------------------------------
  2004(4)    $    9.53    (3.88)% $     27,787      0.20%         5.17%        0.44%         42%
-----------------------------------------------------------------------------------------------

                                                 NET
                                              REALIZED
                                                 AND
                                              UNREALIZED                                    DISTRIBUTIONS
               NET ASSET                        GAINS                          DIVIDENDS        FROM           TOTAL
                 VALUE,        NET             (LOSSES)           TOTAL         FROM NET       REALIZED       DIVIDENDS
               BEGINNING    INVESTMENT            ON              FROM         INVESTMENT      CAPITAL          AND
               OF PERIOD      INCOME          SECURITIES        OPERATIONS       INCOME         GAINS      DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------------
  2004         $    7.76     $    0.18(5)     $    2.28(5)      $    2.46      $   (0.16)     $      --      $   (0.16)
------------------------------------------------------------------------------------------------------------------------
  2003              9.21          0.13            (1.46)            (1.33)         (0.12)            --          (0.12)
------------------------------------------------------------------------------------------------------------------------
  2002             10.34          0.11            (1.14)            (1.03)         (0.10)            --          (0.10)
------------------------------------------------------------------------------------------------------------------------
  2001             13.61          0.17            (2.56)            (2.39)         (0.16)         (0.72)         (0.88)
------------------------------------------------------------------------------------------------------------------------
  2000             11.58          0.24             2.40              2.64          (0.14)         (0.47)         (0.61)
------------------------------------------------------------------------------------------------------------------------

                                                                 RATIO OF                        RATIO OF
                                                                   NET            RATIO OF       EXPENSES
                                                                 EXPENSES            NET        TO AVERAGE
               NET ASSET                     NET ASSETS             TO           INVESTMENT        NET
                 VALUE,                        END OF            AVERAGE         INCOME TO        ASSETS        PORTFOLIO
                END OF           TOTAL         PERIOD              NET            AVERAGE       (EXCLUDING      TURNOVER
                PERIOD          RETURN+     ($THOUSANDS)          ASSETS         NET ASSETS      WAIVERS)         RATE
-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------------------------------------
  2004         $   10.06         31.73%     $ 1,391,076              0.48%          1.92%          0.65%            80%
-------------------------------------------------------------------------------------------------------------------------
  2003              7.76        (14.43)       1,176,097              0.48           1.85           0.68             58
-------------------------------------------------------------------------------------------------------------------------
  2002              9.21         (9.93)       1,259,408              0.48           1.30           0.66             84
-------------------------------------------------------------------------------------------------------------------------
  2001             10.34        (18.21)       1,190,830              0.48           1.68           0.67             71
-------------------------------------------------------------------------------------------------------------------------
  2000             13.61         22.82        1,186,706              0.43           1.08           0.64             74
-------------------------------------------------------------------------------------------------------------------------



* The expense ratio includes the litigation fees paid. Had these fees been excluded the ratio would have been 0.18%

+ Returns are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

++ Per share amounts have been adjusted for a 10 to 1 reverse stock split paid to shareholders of record on November 26, 2003.

(1) Commenced operations on August 28, 2003. All ratios for the period have been annualized.

(2) Commenced operations on April 1, 2002. All ratios for the period have been annualized.

(3) Commenced operations on December 15, 2003. All ratios for the period have been annualized.

(4) Commenced operations on April 21, 2004. All ratios for the period have been annualized.

(5) Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

(6) The amount shown for the year ended May 31, 2003 for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.

Amounts designated as "--" are zero or have been rounded to zero.

NOTES:

[SEI INVESTMENTS LOGO]


More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI dated September 30, 2004 includes detailed information about SEI Institutional Investments Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS


These reports list the Large Cap, Large Cap Disciplined Equity, Small/Mid Cap Equity, Small Cap, International Equity, Core Fixed Income, Long Duration Bond, Extended Duration Bond and Large Cap Index Funds' holdings and contain information from the Funds' managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.


TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

By Telephone:  Call 1-8OO-DIAL-SEI

By Mail:       Write to the Funds at:
               1 Freedom Valley Drive
               Oaks, PA 19456

By Internet:   http://www.seic.com


From the SEC: You can obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Institutional Investments Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following public address: publicinfo@sec.gov.

SEI Institutional Investments Trust's Investment Company Act registration number is 811-7257.

SEI-F-145 (9/04)

[GRAPHIC]

[SEI INVESTMENTS LOGO]


SEI INSTITUTIONAL INVESTMENTS TRUST

LARGE CAP FUND

SMALL CAP FUND

CLASS T

PROSPECTUS AS OF
SEPTEMBER 30, 2004


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SEI INVESTMENTS / PROSPECTUS


SEI INSTITUTIONAL INVESTMENTS TRUST


ABOUT THIS PROSPECTUS

SEI Institutional Investments Trust is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class T Shares of the Large Cap and Small Cap Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:


        Large Cap Fund                                                                     2
        ------------------------------------------------------------------------------------
        Small Cap Fund                                                                     6
        ------------------------------------------------------------------------------------
        More Information About Fund Investments                                           10
        ------------------------------------------------------------------------------------
        Investment Adviser and Sub-Advisers                                               10
        ------------------------------------------------------------------------------------
        Purchasing, Selling and Exchanging Fund Shares                                    14
        ------------------------------------------------------------------------------------
        Dividends, Distributions and Taxes                                                18
        ------------------------------------------------------------------------------------
        0Financial Highlights                                                              19
        ------------------------------------------------------------------------------------
        How to Obtain More Information About SEI Institutional Investments Trust  Back Cover
        ------------------------------------------------------------------------------------

GLOBAL ASSET ALLOCATION


Each Fund has its own distinct risk and reward characteristics, investment objective, policies, and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, a global asset allocation strategy may reduce risk.


In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers, and continuous portfolio management. Asset allocation across appropriate asset classes (represented by some of the Funds) is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Funds' assets in a way that they believe will help the Funds achieve their goals. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on a Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

LARGE CAP FUND

FUND SUMMARY

INVESTMENT GOAL:                Long-term growth of capital and income

SHARE PRICE VOLATILITY:         Medium to high

PRINCIPAL INVESTMENT STRATEGY:  Utilizing multiple sub-advisers, the Fund invests in large cap U.S. common stocks

INVESTMENT STRATEGY


Under normal circumstances, the Large Cap Fund will invest at least 80% of its net assets in equity securities of large companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion at the time of purchase. These securities may include common stocks, preferred stocks, warrants and derivative instruments whose value is based on an underlying equity security or basket of equity securities. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk.

The Fund may purchase shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.


The Fund is also subject to the risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class T Shares for one year. The performance information shown is based on a full calendar year.*


[CHART]

2003            27.77


BEST QUARTER:  15.08% (06/30/03)

WORST QUARTER: -3.10% (03/31/03)



* The Fund's total return from January 1, 2004 to June 30, 2004 was 3.17%.

This table compares the Fund's average annual total returns for Class T Shares for the periods ended December 31, 2003 to those of the Frank Russell 1000 Index.



                                                                                                                SINCE
LARGE CAP FUND -- CLASS T SHARES                                                                1 YEAR     INCEPTION*
---------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                              27.77%         25.24%
---------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions**                                                            27.63%         24.96%
---------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares**                                    18.22%         21.36%
---------------------------------------------------------------------------------------------------------------------
Frank Russell 1000 Index Return (reflects no deduction for fees, expenses, or taxes)***          29.89%         29.89%
---------------------------------------------------------------------------------------------------------------------



* The inception date for the Fund's Class T shares is December 13, 2002. Index returns shown from December 31, 2002.


** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 1000 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 1,000 largest U.S. companies.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                       CLASS T SHARES
-------------------------------------------------------------------------
Investment Advisory Fees                                             0.40%
-------------------------------------------------------------------------
Distribution (12b-1) Fees                                            None
-------------------------------------------------------------------------
Other Expenses                                                       0.63%
=========================================================================
   Total Annual Fund Operating Expenses                              1.03%*
=========================================================================



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund's administrator voluntarily waived a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and the Fund's administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:


Large Cap Fund -- Class T Shares                                    0.81%
------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                       1 YEAR      3 YEARS      5 YEARS      10 YEARS
-------------------------------------------------------------------------------------
Large Cap Fund -- Class T Shares       $  105      $   328      $   569      $  1,259
-------------------------------------------------------------------------------------

SMALL CAP FUND

FUND SUMMARY

INVESTMENT GOAL:                 Capital appreciation

SHARE PRICE VOLATILITY:          High

PRINCIPAL INVESTMENT STRATEGY:   Utilizing multiple sub-advisers, the Fund
                                 invests in common stocks of smaller U.S.
                                 companies

INVESTMENT STRATEGY


Under normal circumstances, the Small Cap Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2000 Index or the S&P SmallCap 600 Index. The market capitalization range and the composition of both the Frank Russell 2000 Index and the S&P SmallCap 600 Index are subject to change. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, generally applies either a growth-oriented, a value-oriented, or a blended approach to selecting investments. Growth-oriented managers generally select stocks they believe have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts, and relative valuation, while value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.


The Fund is also subject to the risk that small capitalization securities may underperform other segments of the equity markets or the equity markets as a whole. The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets, and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities are traded over the counter or listed on an exchange.

PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class T Shares for one year. The performance information shown is based on a full calendar year.*


[CHART]

2003            48.25


BEST QUARTER:   23.51% (06/30/03)

WORST QUARTER:  -4.49% (03/31/03)



* The Fund's total return from January 1, 2004 to June 30, 2004 was 5.37%.

This table compares the Fund's average annual total returns for Class T Shares for the periods ended December 31, 2003 to those of the Frank Russell 2000 Index.



                                                                                                                SINCE
SMALL CAP FUND -- CLASS T SHARES                                                                1 YEAR     INCEPTION*
---------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                              48.25%         37.87%
---------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions**                                                            47.01%         36.74%
---------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares**                                    31.85%         31.76%
---------------------------------------------------------------------------------------------------------------------
Frank Russell 2000 Index Return (reflects no deduction for fees, expenses, or taxes)***          47.25%         35.57%
---------------------------------------------------------------------------------------------------------------------



* The inception date for the Fund's Class T shares is November 26, 2002. Index returns shown from November 30, 2002.


** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 2000 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 largest companies.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                       CLASS T SHARES
-------------------------------------------------------------------------
Investment Advisory Fees                                             0.65%
-------------------------------------------------------------------------
Distribution (12b-1) Fees                                            None
-------------------------------------------------------------------------
Other Expenses                                                       0.62%
=========================================================================
   Total Annual Fund Operating Expenses                              1.27%*
=========================================================================

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator voluntarily waived a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Small Cap Fund -- Class T Shares                                     1.09%
-------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                       1 YEAR    3 YEARS   5 YEARS     10 YEARS
-------------------------------------------------------------------------------
Small Cap Fund -- Class T Shares       $  129    $   403   $   697     $  1,534
-------------------------------------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary investment strategies. However, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (SAI).


The investments and strategies described in this prospectus are those that the Sub-Advisers use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with a Fund's objectives. A Fund will do so only if the Adviser or Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains and higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.


INVESTMENT ADVISER AND SUB-ADVISERS

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUNDS SINCE IT ALLOCATES EACH FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (described below).


SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Funds. As of August 31, 2004, SIMC had approximately $60.2 billion in assets under management. For the fiscal year ended May 31, 2004, SIMC received investment advisory fees (after fee waivers), as a percentage of each Fund's net assets, at the following annual rates:


Large Cap Fund                                                       0.24%
-------------------------------------------------------------------------
Small Cap Fund                                                       0.52%
-------------------------------------------------------------------------

SUB-ADVISERS AND PORTFOLIO MANAGERS

LARGE CAP FUND:


ALLIANCE CAPITAL MANAGEMENT L.P.: Sanford C. Bernstein (Bernstein), a unit of Alliance Capital Management L.P., located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Large Cap Fund. Drew Demakis, Chief Investment Officer-Structured Equities, manages the portion of the Large Cap Fund's assets allocated to Bernstein. Mr. Demakis joined Bernstein in 1998.

ARONSON+JOHNSON+ORTIZ, LP: Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a Sub-Adviser to the Large Cap Fund. Theodore R. Aronson, CFA, CIC, Managing Principal, Kevin M. Johnson, Ph.D., Principal, and Martha E. Ortiz, CFA, CIC, Principal, serve as portfolio managers of the portion of the Large Cap Fund's assets allocated to AJO.

FRANKLIN PORTFOLIO ASSOCIATES, LLC: Franklin Portfolio Associates, LLC (Franklin), located at One Boston Place, 29th Floor, Boston, Massachusetts 02108, serves as a Sub-Adviser to the Large Cap Fund. A team of investment professionals at Franklin, led by John Cone, manages the portion of the Large Cap Fund's assets allocated to Franklin. Mr. Cone is the CEO and President of Franklin, and has been with Franklin since its inception in 1982.

GOLDMAN SACHS ASSET MANAGEMENT, L.P.: Goldman Sachs Asset Management, L.P. (Goldman Sachs), a business unit of the Investment Management Division of Goldman, Sachs & Co., located at 32 Old Slip, New York, New York 10005, serves as a Sub-Adviser to the Large Cap Fund. A team of investment professionals at Goldman Sachs manages the portion of the Large Cap Fund's assets allocated to Goldman Sachs.

LSV ASSET MANAGEMENT: LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a Sub-Adviser to the Large Cap Fund. Josef Lakonishok, Robert Vishny and Menno Vermeulen of LSV serve as portfolio managers of the portion of the Large Cap Fund's assets allocated to LSV. They are all partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.13% of the average monthly market value of the portion of the Large Cap Fund's assets allocated to LSV.

McKINLEY CAPITAL MANAGEMENT INC.: McKinley Capital Management Inc. (McKinley Capital), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, serves as a Sub-Adviser to the Large Cap Fund. A team of investment professionals led by Robert B. Gillam manages the portion of the Large Cap Fund's assets allocated to McKinley Capital. Mr. Gillam has been the Chief Investment Officer at McKinley Capital since the firm's inception in 1990, and has over 31 years of investment experience.

MONTAG & CALDWELL, INC.: Montag & Caldwell, Inc. (Montag & Caldwell), located at 3455 Peachtree Road NE, Suite 1200, Atlanta, Georgia 30326-3248, serves as a Sub-Adviser to the Large Cap Fund. William A. Vogel, Executive Vice President of Montag & Caldwell, serves as portfolio manager of the portion of the Large Cap Fund's assets allocated to Montag & Caldwell. Mr. Vogel has been a portfolio manager at Montag & Caldwell for 16 years, and has 23 years of investment experience.


PEREGRINE CAPITAL MANAGEMENT INC.: Peregrine Capital Management Inc. (Peregrine), located at 800 LaSalle Avenue, Minneapolis, Minnesota 55402-2018, serves as a Sub-Adviser to the Large Cap Fund. John Dale, Senior Vice President and Portfolio Manager, and Gary Nussbaum, Senior Vice President and Portfolio Manager, serve as portfolio managers of the portion of the Large Cap Fund's assets allocated to Peregrine. Mr. Dale joined Peregrine in 1987 and began his investment management career in 1968. Mr. Nussbaum joined Peregrine in 1990 and began his investment management career in 1987.


TRANSAMERICA INVESTMENT MANAGEMENT, LLC: Transamerica Investment Management, LLC
(TIM), located at 1150 S. Olive St., 27th Floor, Los Angeles, California 90015, serves as a Sub-Adviser to the Large Cap Fund. Jeffrey S. Van Harte, CFA, Executive Vice President, Portfolio Manager and Head of Equities, and Gary U. Rolle, CFA, President and Chief Investment Officer, of TIM serve as portfolio managers of the portion of the Large Cap Fund's assets allocated to TIM. Mr. Van Harte has been with TIM and its predecessor firm since 1980, and has over 24 years of investment management experience. Mr. Rolle has been with TIM and its predecessor firm since 1967, and has over 37 years of investment management experience.


SMALL CAP FUND:


ARTISAN PARTNERS LIMITED PARTNERSHIP: Artisan Partners Limited Partnership (Artisan), located at 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202, serves as a Sub-Adviser to the Small Cap Fund. Scott C. Satterwhite and James C. Kieffer, both Managing Directors of Artisan, serve as portfolio managers of the portion of the Small Cap Fund's assets allocated to Artisan. Messrs. Satterwhite and Kieffer joined Artisan in 1997.

BLACKROCK ADVISORS, INC.: BlackRock Advisors, Inc. (BlackRock) located at 100 Belleview Parkway, Wilmington, Delaware 19809, serves as a Sub-Adviser to the Small Cap Fund. Wayne Archambo, CFA, serves as lead portfolio manager and Kate O'Connor, CFA, serves as a co-portfolio manager of the portion of the Small Cap Fund's assets allocated to BlackRock. Prior to joining BlackRock in 2002, Mr. Archambo was a founding partner and manager of Boston Partners Asset Management, L.P.'s small and mid cap value equity products since the firm's inception in 1995. Prior to joining BlackRock in 2002, Ms. O'Connor served as an equity analyst at Independence Investment LLC from 2000-2001 and a principal at Boston Partners Asset Management, L.P. from 1997-2000.

DAVID J. GREENE AND COMPANY, LLC: David J. Greene and Company, LLC (David J. Greene), located at 599 Lexington Avenue, 12th Floor, New York, New York 10022, serves as a Sub-Adviser to the Small Cap Fund. Michael C. Greene, Chief Executive Officer, and Benjamin H. Nahum, Vice President and Research Analyst, of David J. Greene serve as portfolio managers of the portion of the Small Cap Fund's assets allocated to David J. Greene. Messrs. Greene and Nahum have been Principals of the firm for the past 6 years.

DELAWARE MANAGEMENT COMPANY: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7098, serves as a Sub-Adviser to the Small Cap Fund. A team of investment professionals at DMC manages the portion of the Small Cap Fund's assets allocated to DMC. The team members have an average of 15 years of investment experience.

LEE MUNDER INVESTMENTS, LTD.: Lee Munder Investments, Ltd. (LMIL), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small Cap Fund. Andrew Beja, CFA, Managing Director of LMIL, and Jonathan Stone, CFA, Managing Director of LMIL, serve as portfolio managers of the portion of the Small Cap Fund's assets allocated to LMIL. Mr. Beja and Mr. Stone each have over 18 and 20 years of investment experience, respectively.

LSV ASSET MANAGEMENT: LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a Sub-Adviser to the Small Cap Fund. Josef Lakonishok, Robert Vishny and Menno Vermeulen of LSV serve as portfolio managers of the portion of the Small Cap Fund's assets allocated to LSV. They are all partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.50% of the average monthly market value of the portion of the Small Cap Fund's assets allocated to LSV.

MARTINGALE ASSET MANAGEMENT, L.P.: Martingale Asset Management, L.P. (Martingale), located at 222 Berkeley Street, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small Cap Fund. A team of investment professionals at Martingale manages the portion of the Small Cap Fund's assets allocated to Martingale.

MAZAMA CAPITAL MANAGEMENT, INC.: Mazama Capital Management, Inc. (Mazama), located at One Southwest Columbia Street, Suite 1500, Portland, Oregon 97258, serves as a Sub-Adviser to the Small Cap Fund. Ronald A. Sauer, a founder, President and Senior Portfolio Manager of Mazama, and Stephen C. Brink, CFA, Senior Vice President, Director of Research and Portfolio Manager of Mazama, serve as portfolio managers of the portion of the Small Cap Fund's assets allocated to Mazama. Messrs. Sauer and Brink both joined Mazama in 1997, and each has over 24 and 27 years of investment experience, respectively.

McKINLEY CAPITAL MANAGEMENT INC.: McKinley Capital Management Inc. (McKinley Capital), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, serves as a Sub-Adviser to the Small Cap Fund. A team of investment professionals led by Robert B. Gillam manages the portion of the Small Cap Fund's assets allocated to McKinley Capital. Mr. Gillam has been the Chief Investment Officer at McKinley Capital since the firm's inception in 1990, and has over 31 years of investment experience.

SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED: Security Capital Research & Management Incorporated (Security Capital), located at 11 South LaSalle Street, 2nd Floor, Chicago, Illinois 60603, serves as a Sub-Adviser to the Small Cap Fund. Anthony R. Manno, Jr., President and Chief Investment Officer, Kenneth D. Statz, Managing Director and Senior Market Strategist, Kevin W. Bedell, Senior Vice President, and David E. Rosenbaum, Senior Vice President, comprise the Portfolio Management Committee of Security Capital. The Portfolio Management Committee is responsible for determining the portfolio composition of the portion of the Small Cap Fund's assets allocated to Security Capital. Messrs. Manno, Statz, Bedell and Rosenbaum have an average of 21 years of investment experience, and joined Security Capital in 1994, 1995, 1996 and 1997, respectively.

WELLINGTON MANAGEMENT COMPANY, LLP: Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as a Sub-Adviser to the Small Cap Fund. Jamie A. Rome, CFA, Vice President and Equity Portfolio Manager of Wellington Management, serves as portfolio manager of the portion of the Small Cap Fund's assets allocated to Wellington Management. Mr. Rome joined Wellington Management in 1994, and has 18 years of investment experience.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class T Shares of the Funds. The Funds offer Class T Shares only to financial institutions for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase Class T Shares on any day that the New York Stock Exchange
(NYSE) is open for business (a Business Day).


Financial institutions and intermediaries may purchase Class T Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Generally, cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. However, in certain circumstances the Funds at their discretion may allow purchases to settle (I.E., receive final payment) at a later date in accordance with the Funds' procedures and applicable law. The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders. This includes those from any individual or group who, in the Funds' view, are likely to engage in excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).


When you purchase, sell, or exchange Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.


Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.


If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through these financial institutions, you should contact these financial institutions directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.


Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally the Funds (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or the Funds think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these Funds' investments may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES

To purchase Class T Shares for the first time, you must invest at least $100,000 in any Fund, with minimum subsequent investments of at least $1,000. A Fund may accept investments of smaller amounts at its discretion.

FOREIGN INVESTORS


The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.


CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.


Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.


HOW TO SELL YOUR FUND SHARES


If you hold Class T Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law.


RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

HOW TO EXCHANGE YOUR SHARES

You may exchange Class T Shares of any Fund for Class T Shares of any other Fund on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution or intermediary by telephone. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class T Shares.

For Class T Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

For Class T Shares, administrative servicing fees, as a percentage of average daily net assets, may be up to 0.30%.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Funds distribute their investment income quarterly as a dividend to shareholders. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

At least annually, each Fund will distribute substantially all of its net investment income and net realized capital gains, if any. If you are a taxable investor, the dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income. Qualified dividend income may include dividend income from certain foreign corporations (E.G., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares. Long-term capital gains are currently taxable at the maximum rate of 15%. Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term gain or loss if the shares have been held for more than one year. Capital gain or loss realized upon a sale or exchange of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of the Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

If you have a tax-advantaged retirement account, you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Class T Shares of the Funds. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.


This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Their report, along with each Fund's financial statements, appears in the Funds' annual report that accompanies the SAI. You can obtain the Funds' annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.


FOR THE PERIODS ENDED MAY 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                             NET
                                                           REALIZED
                                                             AND
                             NET ASSET       NET          UNREALIZED                  DIVIDENDS
                               VALUE,     INVESTMENT        GAINS          TOTAL      FROM NET
                             BEGINNING      INCOME            ON            FROM     INVESTMENT
                             OF PERIOD      (LOSS)        SECURITIES     OPERATIONS    INCOME
-----------------------------------------------------------------------------------------------
LARGE CAP FUND
-----------------------------------------------------------------------------------------------
CLASS T
-----------------------------------------------------------------------------------------------
  2004                      $    12.45   $      0.11(3)   $     2.06(3)  $     2.17  $    (0.13)
-----------------------------------------------------------------------------------------------
  2003(1)                        11.43          0.04(3)         1.02(3)        1.06       (0.04)
-----------------------------------------------------------------------------------------------
SMALL CAP FUND
-----------------------------------------------------------------------------------------------
CLASS T
-----------------------------------------------------------------------------------------------
  2004                      $    11.57   $     (0.01)(3)  $     3.58(3)  $     3.57  $    (0.01)
-----------------------------------------------------------------------------------------------
  2003(2)                        10.47          0.01(3)         1.11(3)        1.12       (0.02)
-----------------------------------------------------------------------------------------------

                         DISTRIBUTIONS
                              FROM          TOTAL      NET ASSET            NET ASSETS
                            REALIZED      DIVIDENDS      VALUE,               END OF
                            CAPITAL          AND         END OF   TOTAL      PERIOD
                             GAINS      DISTRIBUTIONS    PERIOD   RETURN+  ($ THOUSANDS)
----------------------------------------------------------------------------------------
LARGE CAP FUND
----------------------------------------------------------------------------------------
CLASS T
----------------------------------------------------------------------------------------
  2004                   $          --  $       (0.13) $   14.49   17.51%  $          31
----------------------------------------------------------------------------------------
  2003(1)                           --          (0.04)     12.45    9.28             213
----------------------------------------------------------------------------------------
SMALL CAP FUND
----------------------------------------------------------------------------------------
CLASS T
----------------------------------------------------------------------------------------
  2004                   $       (0.48) $       (0.49) $   14.65   31.07%  $         206
----------------------------------------------------------------------------------------
  2003(2)                           --          (0.02)     11.57   10.69             186
----------------------------------------------------------------------------------------

                            RATIO OF    RATIO OF
                              NET         NET        RATIO OF
                            EXPENSES   INVESTMENT    EXPENSES
                               TO        INCOME     TO AVERAGE
                            AVERAGE        TO       NET ASSETS  PORTFOLIO
                              NET       AVERAGE     (EXCLUDING  TURNOVER
                             ASSETS    NET ASSETS    WAIVERS)     RATE
-------------------------------------------------------------------------
LARGE CAP FUND
-------------------------------------------------------------------------
CLASS T
-------------------------------------------------------------------------
  2004                          0.81%        0.76%        1.03%       109%
-------------------------------------------------------------------------
  2003(1)                       0.81         0.66         1.02         51
-------------------------------------------------------------------------
SMALL CAP FUND
-------------------------------------------------------------------------
CLASS T
-------------------------------------------------------------------------
  2004                          1.09%       (0.10)%       1.27%       135%
-------------------------------------------------------------------------
  2003(2)                       1.09         0.10         1.27         97
-------------------------------------------------------------------------


+ Returns are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.


(1) Commenced operations on December 13, 2002. All ratios for the period have been annualized.


(2) Commenced operations on November 26, 2002. All ratios for the period have been annualized.


(3) Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

Amounts designated as "--" are zero or have been rounded to zero.

NOTES:

[SEI INVESTMENTS LOGO]

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI dated September 30, 2004 includes detailed information about SEI Institutional Investments Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS


These reports list the Funds' holdings and contain information from the Funds' managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.


TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR
MORE INFORMATION:

By Telephone:  Call 1-8OO-DIAL-SEI

By Mail:       Write to the Funds at:
               1 Freedom Valley Drive
               Oaks, PA 19456

By Internet:   http://www.seic.com


From the SEC: You can obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Institutional Investments Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following public address: publicinfo@sec.gov.

SEI Institutional Investments Trust's Investment Company Act registration number is 811-7257.

SEI-F-146 (9/04)

                       SEI INSTITUTIONAL INVESTMENTS TRUST

Adviser:

   SEI Investments Management Corporation

Administrator:

   SEI Investments Fund Management

Distributor:

   SEI Investments Distribution Co.

Sub-Advisers


Acadian Asset Management Inc.

Alliance Capital Management L.P.

Analytic Investors Inc.

Aronson+Johnson+Ortiz, LP
Artisan Partners Limited Partnership
Barclays Global Fund Advisors
BlackRock Advisors, Inc.
The Boston Company Asset Management LLC
Capital Guardian Trust Company
Citigroup Asset Management Limited
David J. Greene and Company, LLC
Delaware Management Company, a series of Delaware Management Business Trust Emerging Markets Management, L.L.C.
Enhanced Investment Technologies, LLC
Fischer Francis Trees & Watts, Inc. and its affiliates
Fisher Investments, Inc.
Franklin Portfolio Associates, LLC
Goldman Sachs Asset Management, L.P.

ING Investment Management Co.
Integrity Asset Management, LLC

Lee Munder Investments, Ltd.
Lincoln Capital Fixed Income Management Company, LLC
LSV Asset Management
Martingale Asset Management, L.P.
Mazama Capital Management, Inc.

McKinley Capital Management Inc.

Metropolitan West Asset Management LLC
Montag & Caldwell, Inc.

Morgan Stanley Investment Management Inc. and Morgan Stanley Investment
   Management Limited

Nomura Corporate Research and Asset Management Inc.
Peregrine Capital Management Inc.

Quantitative Management Associates LLC
Rexiter Capital Management Limited
Security Capital Research & Management Incorporated

Transamerica Investment Management, LLC
Wellington Management Company, LLP
Wells Capital Management, Inc.
Western Asset Management Company


       This STATEMENT OF ADDITIONAL INFORMATION is not a Prospectus. It is intended to provide additional information regarding the activities and operations of the SEI Institutional Investments Trust (the "Trust") and should be read in conjunction with the Trust's Prospectus relating to Class A Shares of the Large Cap Fund, Large Cap Disciplined Equity Fund, Large Cap Index Fund, Large Cap Growth Index Fund, Large Cap Value Index Fund, Small/Mid Cap Equity Fund, Small Cap Fund, International Equity Fund, Emerging Markets Equity Fund, World Equity Ex-US Fund, Core Fixed Income Fund, High Yield Bond Fund, Long Duration Bond Fund, Extended Duration Bond Fund and International Fixed Income Fund, and the Prospectus relating to Class T Shares of the Large Cap Fund and Small Cap Fund, each dated September 30, 2004. A Prospectus may be obtained upon request and without charge by writing the Trust's distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456.

       The Trust's financial statements for the fiscal year ended May 31, 2004, including notes thereto and the report of PricewaterhouseCoopers LLP thereon, are herein incorporated by reference from the Trust's 2004 Annual Report. A copy of the 2004 Annual Report must accompany the delivery of this Statement of Additional Information.

       September 30, 2004

                                TABLE OF CONTENTS


THE TRUST                                                                                  S-3
INVESTMENT OBJECTIVES AND POLICIES                                                         S-4
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS                                     S-13
   American Depositary Receipts                                                           S-13
   Asset-Backed Securities                                                                S-13
   Commercial Paper                                                                       S-14
   Construction Loans                                                                     S-14
   Equity-Linked Warrants                                                                 S-15
   Equity Securities                                                                      S-15
   Fixed Income Securities                                                                S-16
   Foreign Securities                                                                     S-18
   Forward Foreign Currency Contracts                                                     S-18
   Futures and Options on Futures                                                         S-20
   Illiquid Securities                                                                    S-21
   Investment Companies                                                                   S-21
   Money Market Securities                                                                S-22
   Mortgage-Backed Securities                                                             S-22
   Mortgage Dollar Rolls                                                                  S-24
   Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks        S-24
   Obligations of Supranational Agencies                                                  S-25
   Options                                                                                S-25
   Privatizations                                                                         S-26
   Put Transactions                                                                       S-27
   Receipts                                                                               S-27
   REITs                                                                                  S-27
   Repurchase Agreements                                                                  S-28
   Reverse Repurchase Agreements and Sale-Buybacks                                        S-28
   Securities Lending                                                                     S-29
   Short Sales                                                                            S-29
   Swaps, Caps, Floors, Collars and Swaptions                                             S-30
   U.S. Government Securities                                                             S-31
   Variable and Floating Rate Instruments                                                 S-32
   When-Issued and Delayed Delivery Securities                                            S-32
   Yankee Obligations                                                                     S-32
   Zero Coupon Securities                                                                 S-33
INVESTMENT LIMITATIONS                                                                    S-34
THE ADMINISTRATOR AND TRANSFER AGENT                                                      S-40
THE ADVISER AND THE SUB-ADVISERS                                                          S-41
DISTRIBUTION AND SHAREHOLDER SERVICING                                                    S-47
TRUSTEES AND OFFICERS OF THE TRUST                                                        S-48
PROXY VOTING POLICIES AND PROCEDURES                                                      S-53
PURCHASE AND REDEMPTION OF SHARES                                                         S-53
TAXES                                                                                     S-56
FUND PORTFOLIO TRANSACTIONS                                                               S-59
DESCRIPTION OF SHARES                                                                     S-64
LIMITATION OF TRUSTEES' LIABILITY                                                         S-64
CODES OF ETHICS                                                                           S-64
VOTING                                                                                    S-64
SHAREHOLDER LIABILITY                                                                     S-65
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES                                       S-65
MASTER/FEEDER OPTION                                                                      S-68
CUSTODIANS                                                                                S-68
EXPERTS                                                                                   S-68
LEGAL COUNSEL                                                                             S-68
APPENDIX A - DESCRIPTION OF RATINGS                                                        A-1



September 30, 2004

                                    THE TRUST

       SEI Institutional Investments Trust (the "Trust") is an open-end management investment company that has diversified and non-diversified funds. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Declaration of Trust permits the Trust to offer separate series ("funds") of units of beneficial interest ("shares") and different classes of shares. Shareholders may purchase shares in certain funds through separate classes. Class A and Class T shares may be offered, which may provide for variations in transfer agent fees, shareholder service fees, dividends and certain voting rights. Except for such differences, each share of each fund represents an equal proportionate interest in that fund with each other share of that fund.

       The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described in this Statement of Additional Information, certain companies provide essential management services to the Trust. All consideration received by the Trust for shares of any fund, and all assets of such fund, belong to that fund and would be subject to the liabilities related thereto. The Trust pays its expenses, including the fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organizational expenses.


       This Statement of Additional Information relates to the following funds:
Large Cap, Large Cap Disciplined Equity, Small/Mid Cap Equity, Small Cap, Core Fixed Income, High Yield Bond, International Fixed Income, Emerging Markets Equity, International Equity, World Equity Ex-US, Large Cap Index, Large Cap Value Index, Large Cap Growth Index, Long Duration Bond and Extended Duration Bond Funds (each a "Fund" and, together, the "Funds").


       The Large Cap Index, Large Cap Value Index and Large Cap Growth Index Funds are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Large Cap Index, Large Cap Value Index and Large Cap Growth Index Funds nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

       Frank Russell Company's publication of the Russell Indexes in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED IN THE RUSSELL INDEXES. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEXES OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

                       INVESTMENT OBJECTIVES AND POLICIES


       LARGE CAP FUND--The Large Cap Fund seeks to provide long-term growth of capital and income.

       Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion at the time of purchase. These securities may include common stocks, preferred stocks, warrants and derivative instruments whose value is based on an underlying equity security or basket of equity securities. Any remaining assets may be invested in investment grade fixed income securities (I.E., rated in one of the four highest rating categories by a nationally recognized statistical rating organization ("NRSRO") at the time of investment, or determined by a Sub-Adviser to be of equivalent quality), including variable and floating rate securities, or in equity securities of smaller companies that the Fund's Sub-Advisers believe are appropriate in light of the Fund's objective. The Fund may also purchase illiquid securities, shares of other investment companies and real estate investment trusts ("REITs"), when-issued and delayed-delivery securities and zero coupon obligations. The Fund may also borrow money and lend its securities to qualified borrowers. In addition, the Fund may invest in securities and use any of the investment strategies and techniques included in the section entitled "Description of Permitted Investments and Risk
Factors" except as described therein.

       The Fund may purchase shares of exchange-traded funds ("ETFs") to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the Securities and Exchange Commission (the "SEC"), the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the Investment Company Act of 1940, as amended (the "1940 Act"), provided that the Fund has described ETF investments in its Prospectus and otherwise complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

       Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

       LARGE CAP DISCIPLINED EQUITY FUND--The Large Cap Disciplined Equity Fund seeks to provide capital appreciation.

       Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies. These securities may include common stocks, preferred stocks, warrants and derivative instruments whose value is based on an underlying equity security or basket of equity securities. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the S&P 500 Composite Stock Price Index (the "S&P 500 Index") (between $503 million and $341 billion as of August 31, 2004). The Fund may also may engage in short sales. The Fund seeks to exceed the total return of the S&P 500 Index, with a similar level of volatility, by investing primarily in a portfolio of common stocks included in the S&P 500 Index, as well as other equity securities. In addition, the Fund may invest in securities and use any of the investment strategies and techniques included in the section entitled "Description of Permitted Investments and Risk Factors" except as described therein.

       The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund has described ETF investments in its Prospectus and otherwise complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

       Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

       SMALL/MID CAP EQUITY FUND--The Small/Mid Cap Equity Fund seeks to provide long-term capital appreciation.

       Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small and medium sized companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2500 Index (between $19 million and $6.5 billion as of August 31, 2004). In addition, the Fund may invest in securities and use any of the investment strategies and techniques included in the section entitled "Description of Permitted Investments and Risk Factors" except as described therein.

       The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund has described ETF investments in its Prospectus and otherwise complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.


       SMALL CAP FUND--The investment objective of the Small Cap Fund is capital appreciation.


       Under normal circumstances, the Fund will invest at least 80% of its net assets in the equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2000 Index or the S&P SmallCap 600 Index. The market capitalization range and the composition of both the Frank Russell 2000 Index and the S&P SmallCap 600 Index are subject to change. Any remaining assets may be invested in investment grade fixed income securities (I.E., rated in one of the four highest rating categories by an NRSRO at the time of investment, or determined by a Sub-Adviser to be of equivalent quality), including variable and floating rate securities, or in equity securities of larger companies that the Fund's Sub-Advisers believe are appropriate in light of the Fund's objective. The Fund may also purchase illiquid securities, shares of other investment companies and REITs, when-issued and delayed-delivery securities and zero coupon obligations. The Fund may also borrow money and lend its securities to qualified borrowers.

       The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund has described ETF investments in its Prospectus and otherwise complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

       Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.


       INTERNATIONAL EQUITY FUND--The International Equity Fund seeks to provide capital appreciation.


       Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. The Fund will invest primarily in common stocks and other equity securities of foreign companies located in at least three different countries. The Fund primarily invests in companies located in developed countries, but may also invest in companies located in emerging market countries. Any remaining assets will be invested in U.S. or non-U.S. cash reserves and money market instruments, as well as variable and floating rate securities. The Fund may also purchase equity-linked warrants, illiquid securities, shares of other investment companies, obligations of supranational entities, when-issued and delayed-delivery securities and zero coupon obligations. The Fund may also borrow money, enter into forward foreign currency and swap contracts and lend its securities to qualified borrowers.


       Securities of non-U.S. issuers purchased by the Fund may be purchased on exchanges in foreign markets, on U.S. registered exchanges or the domestic or foreign over-the-counter markets.


       The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund has described ETF investments in its Prospectus and otherwise complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

       Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.


       EMERGING MARKETS EQUITY FUND--The Emerging Markets Equity Fund seeks to provide capital appreciation.


       Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of emerging markets issuers. The Fund will invest primarily in common stocks and other equity securities of foreign companies located in emerging market countries. The Fund normally maintains investments in at least six emerging market countries, and does not invest more than 35% of its total assets in any one emerging market country. The Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing. The Fund's Sub-Advisers consider emerging market issuers to include companies the securities of which are principally traded in the capital markets of emerging market countries; that derive at least 50% of their total revenue from either goods produced, sales made or services rendered in emerging market countries, regardless of where the securities of such companies are principally traded; or that are organized under the laws of and have a principal office in an emerging market country.

       The Fund may invest any remaining assets in equity-linked warrants, investment grade fixed income securities (I.E., rated in one of the four highest rating categories by an NRSRO at the time of investment, or determined by a Sub-Adviser to be of equivalent quality), including variable and floating rate securities, of emerging market governments and companies, and may invest up to 5% of its total assets in securities that are rated below investment grade, and may invest in securities lower than "C" by Moody's or "D" by S&P. Bonds rated below investment grade are often referred to as "junk bonds." Such securities involve greater risk of default or price volatility than investment grade securities. Certain securities issued by governments of emerging market countries are or may be eligible for conversion into investments in emerging market companies under debt conversion programs sponsored by such governments.

       When in the Fund's Sub-Advisers' opinion there is an insufficient supply of suitable securities from emerging market issuers, the Fund may invest up to 20% of its total assets in the equity securities of non-emerging market companies contained in the Morgan Stanley Capital International Europe, Australasia and Far East Index. These companies typically have larger average market capitalizations than the emerging market companies in which the Fund generally invests.

       Securities of non-U.S. issuers purchased by the Fund may be purchased on exchanges in foreign markets, on U.S. registered exchanges or the domestic or foreign over-the-counter markets, and may be purchased in initial public offerings. The Fund may also purchase illiquid securities, including "special situation" securities, shares of other investment companies, obligations of supranational entities, when-issued and delayed-delivery securities and zero coupon obligations. The Fund may also borrow money, enter into forward foreign currency transactions, enter into swap transactions, including caps, collars, floors, total return swaps and swaptions and lend its securities to qualified borrowers.


       The Fund's Sub-Advisers believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, "special situations") could enhance the Fund's capital appreciation potential. Investments in special situations may be illiquid, as determined by the Fund's Sub-Advisers based on criteria approved by the Board of Trustees. To the extent these investments are deemed illiquid, the Fund's investment in them will be consistent with its 15% restriction on investment in illiquid securities.


       The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund has described ETF investments in its Prospectus and otherwise complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

       WORLD EQUITY EX-US FUND--The World Equity Ex-US Fund seeks to provide capital appreciation.

       Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of foreign companies. These securities may include common stocks, preferred stocks, warrants, equity options and related equity based derivative instruments. The Fund will invest primarily in common stocks and other equity securities of foreign issuers located in developed and emerging market countries. The Fund will not invest more than 30% of its assets in the common stocks or other equity securities of issuers in emerging market countries.

       The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund has described ETF investments in its Prospectus and otherwise complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

       In addition, the Fund may invest in securities and use investment strategies and techniques included in the section entitled "Description of Permitted Investments and Risk Factors" except as described therein.


       LONG DURATION BOND FUND--The Long Duration Bond Fund seeks to provide investors with return characteristics similar to those of high-quality corporate bonds, with a duration range of 10-13 years.


       Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities and synthetic instruments or derivatives having economic characteristics similar to fixed income securities. The Fund invests primarily in fixed income securities issued by U.S. corporations. The Fund also may invest in other fixed income securities, including securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities, asset-backed securities, mortgage-backed securities and collateralized mortgage-backed securities. The Fund will invest substantially in derivative securities, including interest rate swap agreements and treasury futures contracts, for the purpose of managing the overall duration of the Fund's portfolio of fixed income securities. The Fund will not invest in derivative securities for speculative purposes. In addition, the Fund may invest in securities and use investment strategies and techniques included in the section entitled "Description of Permitted Investments and Risk Factors."


       The Fund will invest primarily in fixed income securities rated in one of the three highest rating categories by a major rating agency, or determined by the Sub-Adviser to be of equivalent quality and, to a more limited extent, in fixed income securities rated in the fourth highest rating category by a major rating agency, or determined by the Sub-Adviser to be of equivalent quality. The Fund is expected to maintain a dollar-weighted average duration between ten and thirteen years.


       The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund has described ETF investments in its Prospectus and otherwise complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

       Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.


       EXTENDED DURATION BOND FUND--The Extended Duration Bond Fund seeks to provide investors with return characteristics similar to those of high-quality corporate bonds, with a duration range of 23-26 years.


    Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities and synthetic instruments or derivatives having economic characteristics similar to fixed income securities. The Fund invests primarily in fixed income securities issued by U.S. corporations. The Fund also may invest in other fixed income securities, including securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities, asset-backed securities, mortgage-backed securities and collateralized mortgage-backed securities. The Fund will invest substantially in derivative securities, including interest rate swap agreements and treasury futures contracts, for the purpose of managing the overall duration of the Fund's portfolio of fixed income securities. The Fund will not invest in derivative securities for speculative purposes. In addition, the Fund may invest in securities and use investment strategies and techniques included in the section entitled "Description of Permitted Investments and Risk Factors."


       The Fund will invest primarily in fixed income securities rated in one of the three highest rating categories by a major rating agency, or determined by the Sub-Adviser to be of equivalent quality and, to a more limited extent, in fixed income securities rated in the fourth highest rating category by a major rating agency, or determined by the Sub-Adviser to be of equivalent quality. The Fund is expected to maintain a dollar-weighted average duration between twenty-three and twenty-six years.


       The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund has described ETF investments in its Prospectus and otherwise complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

       Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.


       CORE FIXED INCOME FUND--The investment objective of the Core Fixed Income Fund is current income consistent with the preservation of capital.


       Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities. The Fund will invest primarily in investment grade U.S. corporate and government fixed income securities, including mortgage-backed securities. The Fund may acquire all types of fixed income securities issued by domestic and foreign private and governmental issuers, including mortgage-backed and asset-backed securities and variable and floating rate securities. The Fund may invest not only in traditional fixed income securities, such as bonds and debentures, but in structured securities that make interest and principal payments based upon the performance of specified assets or indices. Structured securities include mortgage-backed securities, such as pass-through certificates, collateralized mortgage obligations and interest and principal only components of mortgage-backed securities. The Fund may also invest in mortgage dollar roll transactions, construction loans, Yankee obligations, illiquid securities, shares of other investment companies, obligations of supranational agencies, swaps, including caps, floors, collars and swaptions, warrants, when-issued and delayed-delivery securities, zero coupon obligations and enter into futures and foreign currency contracts. The Fund may also borrow money and lend its securities to qualified borrowers.

       While each Sub-Adviser chooses securities of different types and maturities, the Fund, in the aggregate, generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Lehman Brothers Aggregate Bond Index. The dollar-weighted average duration of the Lehman Brothers Aggregate Bond Index varies significantly over time, but as of August 31, 2004 it was 4.45 years.

       The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund has described ETF investments in its Prospectus and otherwise complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

       Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

       HIGH YIELD BOND FUND--The High Yield Bond Fund seeks to maximize total return.

       Under normal circumstances, the Fund will invest at least 80% of its net assets in high yield fixed income securities. The Fund will invest primarily in fixed income securities rated below investment grade ("junk bonds"), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. The Fund may acquire all types of fixed income securities issued by domestic and foreign private and governmental issuers, including mortgage-backed and asset-backed securities, and variable and floating rate securities. Any remaining assets may be invested in equity, investment grade fixed income and money market securities that the Sub-Advisers believe are appropriate in light of the Fund's objective.

       Securities that are below investment grade are commonly referred to as "junk bonds," and generally entail increased credit and market risk. These securities may have predominantly speculative characteristics or may be in default. See "Lower Rated Securities" in "Description of Permitted Investments and Risk Factors" for additional information about "lower rated securities" or "junk bonds." The achievement of the Fund's investment objective may be more dependent on the Sub-Advisers' own credit analysis than would be the case if the Fund invested in higher rated securities. The Fund's Sub-Advisers will consider ratings, but will perform their own analyses and will not rely principally on ratings. The Fund's Sub-Advisers will consider, among other things, the price of the security and the financial history and condition, the prospects and the management of an issuer in selecting securities for the Fund. There is no limit on the maturity or on the credit quality of any security. The Fund's average weighted maturity may vary, and will generally not exceed ten years.

       The Fund may also invest in Yankee obligations, illiquid securities, shares of other investment companies and REITs, warrants, when-issued and delayed-delivery securities, zero coupon obligations, pay-in-kind and deferred payment securities. The Fund may also borrow money, enter into forward foreign currency contracts, enter into swap transactions, including caps, collars, floors, credit default swaps and swaptions and lend its securities to qualified borrowers.

       The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund has described ETF investments in its Prospectus and otherwise complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.


       INTERNATIONAL FIXED INCOME FUND--The International Fixed Income Fund seeks to provide capital appreciation and current income.


       Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities. The Fund will invest primarily in foreign government, corporate, and mortgage-backed securities. The Fund will invest primarily in investment grade fixed income securities of issuers located in at least three countries other than the United States. The Fund may acquire all types of fixed income securities issued by foreign private and governmental issuers, including mortgage-backed and asset-backed securities, and variable and floating rate securities. The Fund may invest in traditional fixed income securities such as bonds and debentures, and in structured securities that derive interest and principal payments from specified assets or indices. All such investments will be in investment grade securities denominated in various currencies, including the European Currency Unit.

       The Fund may invest its remaining assets in obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and preferred stocks of U.S. and foreign issuers. The Fund also may engage in short selling against the box. The Fund may also invest in securities of companies located in and governments of emerging market countries. The Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing. Investments in emerging markets countries will not exceed 5% of the Fund's total assets at the time of purchase. Such investments entail risks different from investments in securities of companies and governments of more developed, stable nations.

       The Fund may also invest in illiquid securities, shares of other investment companies, obligations of supranational entities, warrants, when-issued and delayed-delivery securities and zero coupon obligations. The Fund may also borrow money, enter into forward foreign currency transactions and swap contracts and lend its securities to qualified borrowers. Furthermore, although the Fund will concentrate its investments in relatively developed countries, the Fund may invest up to 20% of its assets in fixed income securities of issuers in, or denominated in the currencies of, developing countries and that are investment-grade securities or determined by the Sub-Advisers to be of comparable quality to such securities and debt obligations at the time of purchase.

       There are no restrictions on the Fund's average portfolio maturity or on the maturity of any specific security. Maturities may vary widely depending on the Fund's Sub-Advisers' assessment of interest rate trends and other economic and market factors.

       The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund has described ETF investments in its Prospectus and otherwise complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.


       The Fund is a non-diversified fund. Investment in a non-diversified company may entail greater risk than investment in a diversified company. The Fund's ability to focus its investments on a fewer number of issuers means that economic, political or regulatory developments affecting the Fund's investment securities could have a greater impact on the total value of the Fund than would be the case if the Fund were diversified among more issuers. The Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). See "Taxes" for additional information.


       LARGE CAP INDEX FUND--The Large Cap Index Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Frank Russell 1000 Index ("Russell 1000 Index"). The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization ("Russell 1000 Companies").

       The Fund will invest substantially all of its assets in securities that are included in the Russell 1000 Index, which is comprised of securities of the 1,000 largest U.S. companies (mostly common stocks). Accordingly, an investment in shares of the Fund involves risks similar to those of investing in a portfolio consisting of the common stocks and other securities of some or all of the companies included in the Russell 1000 Index.

       The Fund purchases a basket of securities that includes a representative sample of the companies included in the Russell 1000 Index instead of allocating all of the Fund's assets among all of the common stocks, or in the same weightings as the Russell 1000 Index. The Fund's ability to duplicate the performance of the Russell 1000 Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses. Adjustments made to accommodate cash flows will track the Russell 1000 Index to the maximum extent possible, and may result in brokerage expenses for the Fund. Over time, the correlation between the performance of the Fund and the Russell 1000 Index is expected to be over 0.95, before fees and expenses, in falling as well as rising markets. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and capital gains distributions, increased or decreased in exact proportion to changes in the Russell 1000 Index. The Fund does not seek to "beat" the markets it tracks and does not seek temporary defensive positions when markets appear overvalued.

       The Fund's investment Sub-Adviser makes no attempt to "manage" the Fund in the traditional sense (I.E., by using economic, financial or market analyses). The adverse financial situation of a company usually will not result in the elimination of a security from the Fund. However, an investment may be removed from the Fund if, in the judgment of the Fund's Sub-Adviser, extraordinary events or adverse financial conditions have substantially impaired the merit of the investment. Furthermore, administrative adjustments may be made in the Fund from time to time because of mergers, changes in the composition of the Russell 1000 Index and similar reasons. In certain circumstances, the Fund's Sub-Adviser may exercise discretion in determining whether to exercise warrants or rights issued in respect to Fund securities or whether to tender Fund securities pursuant to a tender or exchange offer or in similar situations.

       The Fund may enter into stock index futures contracts to maintain adequate liquidity to meet its redemption demands while maximizing the level of the Fund's assets which are tracking the performance of the Russell 1000 Index, provided that the value of these contracts does not exceed 20% of the Fund's net assets. The Fund also can sell such futures contracts in order to close out a previously established position. The Fund will not enter into any stock index futures contract for the purpose of speculation, and will only enter into contracts traded on national securities exchanges with standardized maturity dates.


       The Fund may invest cash reserves in securities issued by the U.S. Government, its agencies or instrumentalities, bankers' acceptances, commercial paper rated at least BBB by S&P and/or Baa by Moody's, certificates of deposit and repurchase agreements involving such obligations. Such investments will not be used for defensive purposes and it is expected that cash reserve items would normally be less than 10% of the Fund's net assets. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, including ETFs, and lend its securities to qualified borrowers.

       LARGE CAP VALUE INDEX FUND--The Large Cap Value Index Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Frank Russell 1000 Value Index ("Russell 1000 Value Index"). The Russell 1000 Value Index measures the performance of the Russell 1000 Companies with lower price-to-book ratios and lower forecasted growth values.

       The Fund will invest substantially all of its assets in securities that are included in the Russell 1000 Value Index, which is comprised of securities of the 1,000 largest U.S. companies (mostly common stocks) that have lower price-to-book ratios and lower forecasted growth values. Accordingly, an investment in shares of the Fund involves risks similar to those of investing in a portfolio consisting of the common stocks and other securities of some or all of the companies included in the Russell 1000 Value Index.

       The Fund purchases a basket of securities that includes a representative sample of the companies included in the Russell 1000 Value Index instead of allocating all of the Fund's assets among all of the common stocks, or in the same weightings as the Russell 1000 Value Index. The Fund's ability to duplicate the performance of the Russell 1000 Value Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses. Adjustments made to accommodate cash flows will track the Russell 1000 Value Index to the maximum extent possible, and may result in brokerage expenses for the Fund. Over time, the correlation between the performance of the Fund and the Russell 1000 Value Index is expected to be over 0.95, before fees and expenses, in falling as well as rising markets. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and capital gains distributions, increased or decreased in exact proportion to changes in the Russell 1000 Value Index. The Fund does not seek to "beat" the markets it tracks and does not seek temporary defensive positions when markets appear overvalued.


       The Fund's investment Sub-Adviser makes no attempt to "manage" the Fund in the traditional sense (I.E., by using economic, financial or market analyses). The adverse financial situation of a company usually will not result in the elimination of a security from the Fund. However, an investment may be removed from the Fund if, in the judgment of the Fund's Sub-Adviser, extraordinary events or adverse financial conditions have substantially impaired the merit of the investment. Furthermore, administrative adjustments may be made in the Fund from time to time because of mergers, changes in the composition of the Russell 1000 Value Index and similar reasons. In certain circumstances, the Fund's Sub-Adviser may exercise discretion in determining whether to exercise warrants or rights issued in respect to Fund securities or whether to tender Fund securities pursuant to a tender or exchange offer or in similar situations.

       The Fund may enter into stock index futures contracts to maintain adequate liquidity to meet its redemption demands while maximizing the level of the Fund's assets which are tracking the performance of the Russell 1000 Value Index, provided that the value of these contracts does not exceed 20% of the Fund's net assets. The Fund also can sell such futures contracts in order to close out a previously established position. The Fund will not enter into any stock index futures contract for the purpose of speculation, and will only enter into contracts traded on national securities exchanges with standardized maturity dates.

       The Fund may invest cash reserves in securities issued by the U.S. Government, its agencies or instrumentalities, bankers' acceptances, commercial paper rated at least BBB by S&P and/or Baa by Moody's, certificates of deposit and repurchase agreements involving such obligations. Such investments will not be used for defensive purposes and it is expected that cash reserve items would normally be less than 10% of the Fund's net assets. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, including ETFs, and lend its securities to qualified borrowers.


       LARGE CAP GROWTH INDEX FUND--The Large Cap Growth Index Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Frank Russell 1000 Growth Index ("Russell 1000 Growth Index"). The Russell 1000 Growth Index measures the performance of the Russell 1000 Companies with higher price-to-book ratios and higher forecasted growth values.

       The Fund will invest substantially all of its assets in securities that are included in the Russell 1000 Growth Index, which is comprised of securities of the 1,000 largest U.S. companies (mostly common stocks) that have higher price-to-book ratios and higher forecasted growth values. Accordingly, an investment in shares of the Fund involves risks similar to those of investing in a portfolio consisting of the common stocks and other securities of some or all of the companies included in the Russell 1000 Growth Index.

       The Fund purchases a basket of securities that includes a representative sample of the companies included in the Russell 1000 Growth Index instead of allocating all of the Fund's assets among all of the common stocks, or in the same weightings as the Russell 1000 Growth Index. The Fund's ability to duplicate the performance of the Russell 1000 Growth Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses. Adjustments made to accommodate cash flows will track the Russell 1000 Growth Index to the maximum extent possible, and may result in brokerage expenses for the Fund. Over time, the correlation between the performance of the Fund and the Russell 1000 Growth Index is expected to be over 0.95, before fees and expenses, in falling as well as rising markets. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and capital gains distributions, increased or decreased in exact proportion to changes in the Russell 1000 Growth Index. The Fund does not seek to "beat" the markets it tracks and does not seek temporary defensive positions when markets appear overvalued.


       The Fund's investment Sub-Adviser, makes no attempt to "manage" the Fund in the traditional sense (I.E., by using economic, financial or market analyses). The adverse financial situation of a company usually will not result in the elimination of a security from the Fund. However, an investment may be removed from the Fund if, in the judgment of the Fund's Sub-Adviser, extraordinary events or adverse financial conditions have substantially impaired the merit of the investment. Furthermore, administrative adjustments may be made in the Fund from time to time because of mergers, changes in the composition of the Russell 1000 Growth Index and similar reasons. In certain circumstances, the Fund's Sub-Adviser may exercise discretion in determining whether to exercise warrants or rights issued in respect to Fund securities or whether to tender Fund securities pursuant to a tender or exchange offer or in similar situations.

       The Fund may enter into stock index futures contracts to maintain adequate liquidity to meet its redemption demands while maximizing the level of the Fund's assets which are tracking the performance of the Russell 1000 Growth Index, provided that the value of these contracts does not exceed 20% of the Fund's net assets. The Fund also can sell such futures contracts in order to close out a previously established position.

The Fund will not enter into any stock index futures contract for the purpose of speculation, and will only enter into contracts traded on national securities exchanges with standardized maturity dates.

       The Fund may invest cash reserves in securities issued by the U.S. Government, its agencies or instrumentalities, bankers' acceptances, commercial paper rated at least BBB by S&P and/or Baa by Moody's, certificates of deposit and repurchase agreements involving such obligations. Such investments will not be used for defensive purposes and it is expected that cash reserve items would normally be less than 10% of the Fund's net assets. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, including ETFs, and lend its securities to qualified borrowers.

       There can be no assurance that the Funds will achieve their respective investment objectives.

              DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS


       The following are descriptions of the permitted investments and investment practices discussed in the Funds' "Investment Objectives and Policies" section and the associated risk factors. A Fund may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of the Adviser or a Sub-Adviser, as applicable, such investment will be advantageous to the Fund. A Fund is free to reduce or eliminate its activity in any of these areas. The Adviser or a Sub-Adviser, as applicable, will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by a Fund's stated investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund's objectives.

       AMERICAN DEPOSITARY RECEIPTS--American Depositary Receipts ("ADRs"), as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs"), Continental Depositary Receipts ("CDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.


       Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

       ASSET-BACKED SECURITIES--Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing debt obligations. Asset-backed securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.

       Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

       Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder. There may be a limited secondary market for such securities.


       COMMERCIAL PAPER--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days up to 270 days.


       CONSTRUCTION LOANS--In general, construction loans are mortgages on multifamily homes that are insured by the Federal Housing Administration ("FHA") under various federal programs of the National Housing Act of 1934 and its amendments. Several FHA programs have evolved to ensure the construction financing and permanent mortgage financing on multifamily residences, nursing homes, elderly residential facilities, and health care units. Project loans typically trade in two forms: either as FHA-insured or Government National Mortgage Association ("GNMA") insured pass-through securities. In this case, a qualified issuer issues the pass-through securities while holding the underlying mortgage loans as collateral. Regardless of form, all projects are government-guaranteed by the U.S. Department of Housing and Urban Development ("HUD") through the FHA insurance fund. The credit backing of all FHA and GNMA projects derives from the FHA insurance fund, and so projects issued in either form enjoy the full faith and credit backing of the U.S. Government.

       Most project pools consist of one large mortgage loan rather than numerous smaller mortgages, as is typically the case with agency single-family mortgage securities. As such, prepayments on projects are driven by the incentives most mortgagors have to refinance, and are very project-specific in nature. However, to qualify for certain government programs, many project securities contain specific prepayment restrictions and penalties.

       Under multifamily insurance programs, the government insures the construction financing of projects as well as the permanent mortgage financing on the completed structures. This is unlike the single-family mortgage market, in which the government only insures mortgages on completed homes. Investors purchase new projects by committing to fund construction costs on a monthly basis until the project is built. Upon project completion, an investor's construction loan commitments are converted into a proportionate share of the final permanent project mortgage loan. The construction financing portion of a project trades in the secondary market as an insured Construction Loan Certificate ("CLC"). When the project is completed, the investor exchanges all the monthly CLCs for an insured Permanent Loan Certificate ("PLC"). The PLC is an insured pass-through security backed by the final mortgage on the completed property. As such, PLCs typically have a thirty-five to forty year maturity, depending on the type of final project. There are vastly more PLCs than CLCs in the market, owing to the long economic lives of the project structures. While neither CLCs or PLCs are as liquid as agency single-family mortgage securities, both are traded on the secondary market and would generally not be considered illiquid. The benefit to owning these securities is a relatively high yield combined with significant prepayment protection, which generally makes these types of securities more attractive when prepayments are expected to be high in the mortgage market. CLCs typically offer a higher yield due to the fact that they are somewhat more administratively burdensome to account for.

       EQUITY-LINKED WARRANTS--Equity-linked warrants provide a way for investors to access markets where entry is difficult and time consuming due to regulation. Typically, a broker issues warrants to an investor and then purchases shares in the local market and issues a call warrant hedged on the underlying holding. If the investor exercises his call and closes his position, the shares are sold and the warrant is redeemed with the proceeds.


       Each warrant represents one share of the underlying stock. Therefore, the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrants can be redeemed for 100% of the value of the underlying stock (less transaction costs). Being American style warrants, they can be exercised at any time. The warrants are U.S. dollar denominated and priced daily on several international stock exchanges.


       There are risks associated with equity-linked warrants. The investor will bear the full counterparty risk to the issuing broker (but the Adviser or Sub-Advisers, as applicable, select to mitigate this risk by only purchasing from issuers with high credit ratings). They also have a longer settlement period because they go through the same registration process as the underlying shares (about three weeks) and during this time the shares cannot be sold. There is currently no active trading market for equity-linked warrants. Certain issuers of such warrants may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the Fund's investment in such warrants may be limited by certain investment restrictions contained in the 1940 Act.


       EQUITY SECURITIES--Equity securities represent ownership interests in a company and include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks, which may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate. The Funds purchase and sell equity securities in various ways, including securities listed on recognized foreign exchanges, traded in the United States on registered exchanges or in the over-the-counter market. Equity securities are described in more detail below:

       COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

       PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

       WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

       CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

       Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

       SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are likely to be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

       FIXED INCOME SECURITIES--Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of the fixed income investments in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect a Fund's net asset value.

       Additional information regarding fixed income securities is described below:

       DURATION. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.


       INVESTMENT GRADE FIXED INCOME SECURITIES. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO, or, if not rated, are determined to be of comparable quality by a Fund's Adviser or a Sub-Adviser, as applicable. See "Appendix A--Description of Ratings" for a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represent its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Fixed income securities rated BBB or Baa lack outstanding investment characteristics, and have speculative characteristics as well. In the event a security owned by a Fund is downgraded, the Sub-Adviser will review the situation and take appropriate action with regard to the security.


       LOWER RATED SECURITIES. Lower rated bonds are commonly referred to as "junk bonds" or high yield/high risk securities. Lower rated securities are defined as securities rated below the fourth highest rating category by an NRSRO. Such obligations are speculative and may be in default.

       Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (I.E., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities generally are not meant for short-term investing.

       Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities. As a result, a Fund's Adviser or a Sub-Adviser, as applicable, could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were highly liquid. Furthermore, a Fund may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating such Fund's net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.

       Lower rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.


       SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and a Fund's net asset value.



      PAYMENT EXPECTATIONS. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value may decrease in a rising interest rate market, as will the value of a Fund's assets. If a Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

       LIQUIDITY AND VALUATION. There may be little trading in the secondary market for particular bonds, which may affect adversely a Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk bonds, especially in a thin market.

       TAXES. A Fund may purchase debt securities (such as zero coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Code. Because the original issue discount earned by a Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

       FOREIGN SECURITIES--Foreign securities are securities issued by non-U.S. issuers. Investments in foreign securities may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization, or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuations in value due to changes in the exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.


       The value of a Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and a Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange or currency control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Fund. Such investments may also entail higher custodial fees and sales commissions than domestic investments.


       A Fund's investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to an emerging country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

       In addition to the risks of investing in emerging market country debt securities, a Fund's investment in government or government-related securities of emerging market countries and restructured debt instruments in emerging markets are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. A Fund may have limited recourse in the event of default on such debt instruments.

       FORWARD FOREIGN CURRENCY CONTRACTS--A forward foreign currency contract involves a negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

       The Funds may use currency instruments to engage in the following types of currency transactions:


       TRANSACTION HEDGING. Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund may enter into Transaction Hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

       POSITION HEDGING. A Fund may sell a non-U.S. currency and purchase U.S. currency to reduce exposure to the non-U.S. currency ("Position Hedging"). A Fund may use Position Hedging when an Adviser or a Sub-Adviser, as applicable, reasonably believes that the currency of a particular foreign country may suffer a decline against the U.S. dollar. A Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

       CROSS HEDGES. A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

       PROXY HEDGES. A Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of a Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies.

       RISKS. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will "cover" its position as required by the 1940 Act.

       Currency transactions are subject to certain risks that are different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

       A Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described above.

       FUTURES AND OPTIONS ON FUTURES--Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.


       A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges regulated by the Commodities Futures Trading Commission ("CFTC"). Consistent with CFTC regulations, the Funds have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a pool operator under the Commodity Exchange Act. A Fund may use futures contracts and related options for either hedging purposes or risk management purposes, as permitted by its stated investment policies. Instances in which a Fund may use futures contracts and related options for risk management purposes include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

       When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position as required by the 1940 Act. A Fund may also "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also "cover" its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may "cover" its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

       A Fund may also "cover" its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also "cover" its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may "cover" its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also "cover" its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.


       There are significant risks associated with a Fund's use of futures contracts and options on futures, including the following: (1) the success of a hedging strategy may depend on the Adviser's or a Sub-Adviser's, as applicable, ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.


       ILLIQUID SECURITIES--Illiquid securities are securities that cannot be disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Trust's Board of Trustees, the Adviser or a Sub-Adviser, as applicable, determines the liquidity of a Fund's investments. In determining the liquidity of the Fund's investments, the Adviser or a Sub-Adviser, as applicable, may consider various factors, including: (1) the frequency and volume of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; and
(4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).



       INVESTMENT COMPANIES--Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies, and real estate investment trusts represent interests in professionally managed portfolios that may invest in various types of instruments. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. Federal securities laws limit the extent to which a Fund can invest in securities of other investment companies. Generally, a Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or
(3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. The Trust and the Adviser have obtained an order from the SEC that permits the Funds to invest their uninvested cash and cash collateral from securities lending activities in one or more affiliated investment companies, which complies with Rule 2a-7 under the 1940 Act, in excess of the limits of Section 12 of the 1940 Act. A Fund may invest in investment companies managed by the Adviser or a Sub-Adviser to the extent permitted by any rule or regulation of the SEC or any order or interpretation thereunder.


       Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or only manner in which an international and global fund can invest in the securities markets of those countries.

       Investments in closed-end investment companies may involve the payment of substantial premiums above the net asset value of such issuers' fund securities, and are subject to limitations under the 1940 Act. A Fund may incur additional tax liability and be subject to special tax rules with respect to any investments in the stock of a foreign issuer that constitutes a "passive foreign investment company" under the Code.


       EXCHANGE-TRADED FUNDS. Exchange-traded funds ("ETFs") are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An "index-based ETF" seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.


       MONEY MARKET SECURITIES--Money market securities include short-term U.S. Government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by an NRSRO, such as S&P or Moody's, or determined by the Adviser or a Sub-Adviser, as applicable, to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. For a description of ratings, see Appendix A to this SAI.

       MORTGAGE-BACKED SECURITIES--Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and floating mortgages. Mortgage-backed securities are described in more detail below:


       GOVERNMENT PASS-THROUGH SECURITIES. These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government. Fannie Mae obligations are supported by the discretionary authority of the U.S. Government to purchase such obligations and Freddie Mac obligations are supported only by the credit of Freddie Mac. Fannie Mae and Freddie Mac obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and Freddie Mac securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae and Freddie Mac each guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, Freddie Mac has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, Freddie Mac now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.


       The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors.

       Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

       PRIVATE PASS-THROUGH SECURITIES. Private pass-through securities are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

       COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS"). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan of sale of the property.

       CMOs. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.


       REMICs. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by interests in real property. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or GNMA-guaranteed mortgage pass-through certificates. For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.


       ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS"). ARMS are a form of pass-through security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the value of ARMS, like other debt securities, generally varies inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the value of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interests rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

       STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

       PARALLEL PAY SECURITIES; PAC BONDS. Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

       ESTIMATED AVERAGE LIFE. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

       MORTGAGE DOLLAR ROLLS--Mortgage "dollar rolls" or "covered rolls," are transactions in which a Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase typically in 30 or 60 days, substantially similar, but not identical, securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on such securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. At the end of the roll commitment period, a Fund may or may not take delivery of the securities it has contracted to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. A "covered roll" is a specific type of mortgage dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the mortgage dollar roll transaction. As used herein the term "mortgage dollar roll" refers to mortgage dollar rolls that are not "covered rolls." If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid senior security concerns, a Fund will "cover" any mortgage dollar roll as required by the 1940 Act.

       OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS--The Funds may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks.

These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

       BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

       CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

       TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.


       OBLIGATIONS OF SUPRANATIONAL AGENCIES--Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. Obligations of supranational entities may be purchased by the Core Fixed Income, International Fixed Income, Emerging Markets Equity, International Equity and the World Equity Ex-US Funds. Currently, each Fund intends to invest only in obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.


       OPTIONS--A Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

       A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered" as required by the 1940 Act.

       Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. All options written on indices or securities must be "covered" as required by the 1940 Act.

       Each Fund may trade put and call options on securities, securities indices and currencies, as the Adviser or a Sub-Adviser, as applicable, determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations. See "Investment Limitations."

       The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

       A Fund may purchase put and call options on securities for any lawful purpose, including to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium for such options. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

       A Fund may write (I.E, sell) "covered" call options on securities for any lawful purpose, including as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease, as applicable, to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

       A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

       The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

       RISKS. Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

       PRIVATIZATIONS--Privatizations are foreign government programs for selling all or part of the interests in government owned or controlled enterprises. The ability of a U.S. entity to participate in privatizations in certain foreign countries may be limited by local law, or the terms on which a Fund may be permitted to participate may be less advantageous than those applicable for local investors. There can be no assurance that foreign governments will continue to sell their interests in companies currently owned or controlled by them or that privatization programs will be successful.

       PUT TRANSACTIONS--All of the Funds may purchase securities at a price which would result in a yield to maturity lower than generally offered by the seller at the time of purchase when a Fund can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemptions and remain as fully invested as possible in municipal securities. A Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which the Fund's Adviser or a Sub-Adviser, as applicable, believes present minimum credit risks, and the Fund's Adviser or a Sub-Adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain fund liquidity. A Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

       The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to that particular Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of a Fund including such securities, the Fund will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.


       RECEIPTS--Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), "Liquid Yield Option Notes" ("LYONs") and "Certificates of Accrual on Treasury Securities" ("CATS"). LYONS, TIGRs and CATS are interests in private proprietary accounts while TRs and STRIPS (see "U.S. Treasury Obligations") are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Code. Because of these features, such securities may be subject to greater interest rate volatility than interest paying fixed income securities.


       REITs--REITs are trusts that invest primarily in commercial real estate or real estate-related loans. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with certain requirements under the Code relating to its organization, ownership, assets and income, as well as with a requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through the Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.

       A Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

       REPURCHASE AGREEMENTS--A repurchase agreement is an agreement in which one party sells securities to another party in return for cash, with an agreement to repurchase equivalent securities at an agreed price and on an agreed future date. A Fund may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions deemed creditworthy by the Adviser or Sub-Adviser, as applicable. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement. The Adviser or Sub-Adviser, as applicable, monitors compliance with this requirement, as well as the ongoing financial condition and creditworthiness of the counterparty. Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Adviser or Sub-Adviser, as applicable, liquidity or other considerations so warrant.


       REVERSE REPURCHASE AGREEMENTS AND SALE-BUYBACKS--While the Long Duration Bond Fund and the Extended Duration Bond Fund may enter into reverse repurchase agreements and engage in sale-buyback transactions, none of the Large Cap, Large Cap Disciplined Equity, World Equity Ex-US and Small/Mid
Cap Equity Funds may do so. Reverse repurchase agreements are transactions in which a Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are similar to a fully collateralized borrowing by the Fund. At the time the Fund enters into a reverse repurchase agreement, it will earmark or place in a segregated account cash or liquid securities having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.

       Reverse repurchase agreements involve risks. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by a Fund may increase the Fund's volatility. Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Fund. Reverse repurchase agreements also involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when a Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

       In a sale-buyback transaction, a Fund sells an underlying security for settlement at a later date. A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security. A Fund's obligations under a sale-buyback typically would be offset by earmarking or placing in a segregated account cash or liquid securities having a value equal to the amount of the Fund's forward commitment to repurchase the underlying security.


       SECURITIES LENDING--Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, Sub-Advisers or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign issuers, respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

       The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

       By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

       SHORT SALES--Short sales may be used by a Fund as part of its overall portfolio management strategies or to offset (hedge) a potential decline in the value of a security. A Fund may engage in short sales that are either "against the box" or "uncovered." A short sale is "against the box" if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short. Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.


       Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short, and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise "cover" the Fund's short position as required by the 1940 Act.


       SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS--Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

       A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as LIBOR or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges of the currency that correspond to the agreed upon notional amount.

       A Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons.


       Certain Funds may enter into credit default swaps, as a buyer or a seller. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default has occurred. If an event of default occurs, the seller must pay the buyer the full notional value ("par value") of the underlying in exchange for the underlying. If a Fund is a buyer and no event of default occurs, the Fund will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Fund, as buyer, will receive the full notional value of the underlying that may have little or no value following default. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Fund would be obligated to pay the notional value of the underlying in return for the receipt of the underlying. The value of the underlying received by the Fund coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve different risks than if a Fund invests in the underlying directly.


       Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to another party. Swaptions give the holder the right to enter into a swap. A Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

       Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a "master agreement." In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

       Generally, a Fund would calculate the obligations of the swap agreements' counterparties on a "net basis." Consequently, a Fund's current obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty to the swap agreement (the "net amount"). A Fund's current obligation under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered as required by the 1940 Act. Each Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under the existing agreements with that party would exceed 5% of the Fund's total assets.

       The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the use of swaps has become more prevalent in comparison with the markets for other similar instruments that are also traded in over-the-counter markets.

       Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from a Fund. This is true whether these derivative products are used to create additional risk exposure for a Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement a Fund is obligated to make a payment to the counterparty, the Fund must be prepared to make the payment when due. A Fund could suffer losses with respect to such an agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap or floor is not hedged or covered, but is limited for the buyer.

       Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to a Fund, these derivative products are subject to risks related to the counterparty's creditworthiness. If a counterparty defaults, a Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, a Fund may have contractual remedies under the swap agreement.

       A Fund will enter into swaps only with counterparties that the Adviser or Sub-Advisers believe to be creditworthy. In addition, a Fund will earmark or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement, or will otherwise "cover" its position as required by the 1940 Act.

       U.S. GOVERNMENT SECURITIES--Examples of types of U.S. Government obligations in which a Fund may invest include U.S. Treasury Obligations and the obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the

United States, Small Business Administration, Fannie Mae, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

       U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

       U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

       U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury (E.G., obligations of GNMA), others are supported by the right of the issuer to borrow from the Treasury (E.G., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the instrumentality (E.G., obligations of Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

       VARIABLE AND FLOATING RATE INSTRUMENTS--Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.


       WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--When-issued and delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolios, the Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems it appropriate. When a Fund purchases when-issued or delayed delivery securities, it will "cover" its position as required by the 1940 Act.


       YANKEE OBLIGATIONS--Yankee obligations ("Yankees") are U.S. dollar-denominated instruments of foreign issuers who either register with the SEC or issue under Rule 144A under the Securities Act of 1933 (the "Securities Act"). These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

       The Yankee obligations selected for a Fund will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

       ZERO COUPON SECURITIES--Zero coupon securities are securities that are sold at a discount to par value, and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Because a Fund will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Fund will have fewer assets with which to purchase income producing securities. Pay-in-kind securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.


       To avoid any leveraging concerns, a Fund will "cover" its position as required by the 1940 Act. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. STRIPS and receipts (TRs, TIGRs, LYONs and CATS) are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.



       Corporate zero coupon securities are: (i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value; or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance and may also make interest payments in kind (E.G., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation. A Fund must accrete the discount or interest on high-yield bonds structured as zero coupon securities as income even though it does not receive a corresponding cash interest payment until the security's maturity or payment date. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to the regulated investment companies under Subchapter M of the Code. A Fund may have to dispose of its securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing cash to satisfy distribution requirements. A Fund accrues income with respect to the securities prior to the receipt of cash payments.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES


       The following investment limitations and the investment limitations in the Prospectus are fundamental policies of the Large Cap, Small Cap, Core Fixed Income, High Yield Bond, International Fixed Income, Emerging Markets Equity, and International Equity Funds and may not be changed without shareholder approval.


       A Fund may not:


  1. With respect to 75% of its total assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This restriction does not apply to the International Fixed Income Fund.


  2. Purchase any securities which would cause more than 25% of its total assets to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  3. Issue any class of senior security or sell any senior security of which it is the issuer, except that a Fund may borrow from any bank, provided that immediately after any such borrowing there is asset coverage of at least 300% for all borrowings of the Fund, and further provided that, to the extent that such borrowings exceed 5% of a Fund's total assets, all borrowings shall be repaid before such Fund makes additional investments. The term "senior security" shall not include any temporary borrowings that do not exceed 5% of the value of such Fund's total assets at the time the Fund makes such temporary borrowing. In addition, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets will not be considered borrowings or senior securities.


  4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

  5. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and
       (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.


  6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

  7. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

  8. Invest less than 65% of its assets in the types of securities described in its Prospectus.

       The foregoing percentage limitations will apply at the time of the purchase of a security. Additional fundamental and non-fundamental investment limitations are set forth in this Statement of Additional Information.


       For purposes of the industry concentration limitation specified in the
Prospectus: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business activities in that same industry.

NON-FUNDAMENTAL POLICIES


       The following investment limitations are non-fundamental policies of the Large Cap, Small Cap, Core Fixed Income, High Yield Bond, International Fixed Income, Emerging Markets Equity, and International Equity Funds and may be changed without shareholder approval.


       A Fund may not:


  1. Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.


  2.   Invest in companies for the purpose of exercising control.

  3. Purchase securities on margin or effect short sales, except that each Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of Section 18 of the 1940 Act.

  4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

  5. Purchase or hold illiquid securities, if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

  6. Purchase securities which are not readily marketable if, in the aggregate, more than 15% of its total assets would be invested in such securities.


  7. With respect to the Large Cap Fund, under normal circumstances, invest less than 80% of its net assets in equity securities of large companies. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  8. With respect to the Small Cap Fund, under normal circumstances, invest less than 80% of its net assets in equity securities of small companies. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  9. With respect to the Core Fixed Income Fund, under normal circumstances, invest less than 80% of its net assets in fixed income securities. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  10. With respect to the High Yield Bond Fund, under normal circumstances, invest less than 80% of its net assets in fixed income securities that are rated below investment grade. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  11. With respect to the International Equity Fund, invest less than 80% of its net assets, under normal circumstances, in equity securities. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  12. With respect to the Emerging Markets Equity Fund, invest less than 80% of its net assets, under normal circumstances, in equity securities of emerging market issuers. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  13. With respect to the International Fixed Income Fund, invest less than 80% of its net assets, under normal circumstances, in fixed income securities. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

FUNDAMENTAL POLICIES

       The following investment limitations are fundamental policies of the Large Cap Index, Large Cap Growth Index, Large Cap Value Index, Large Cap Disciplined Equity, Small/Mid Cap Equity, Long Duration Bond and Extended Duration Bond Funds and may not be changed without shareholder approval.

       A Fund may not:

  1. With respect to 75% of its total assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

  2. Purchase any securities which would cause more than 25% (25% or more for the Large Cap Disciplined Equity, Small/Mid Cap Equity, Long Duration Bond and Extended Duration Bond Funds) of its total assets to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  3. Issue any class of senior security (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.


  4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

  5. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and
       (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.


  6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

  7. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

       The foregoing percentage limitations will apply at the time of the purchase of a security. Additional fundamental and non-fundamental investment limitations are set forth in this Statement of Additional Information.


       For purposes of the industry concentration limitation specified in the Statement of Additional Information: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business activities in that same industry.

NON-FUNDAMENTAL POLICIES

       The following investment limitations are non-fundamental policies of the Large Cap Index, Large Cap Growth Index, Large Cap Value Index, Large Cap Disciplined Equity, Small/Mid Cap Equity, Long Duration Bond and Extended Duration Bond Funds and may be changed without shareholder approval.

       A Fund may not:


  1. Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.


  2.   Invest in companies for the purpose of exercising control.


  3. Purchase securities on margin or effect short sales, except that each Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of Section 18 of the 1940 Act.


  4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

  5. Purchase or hold illiquid securities, if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

  6. Purchase securities which are not readily marketable if, in the aggregate, more than 15% of its total assets would be invested in such securities. This policy does not apply to the Large Cap Disciplined Equity and Small/Mid Cap Equity Funds.


  7. With respect to the Large Cap Index Fund, invest less than substantially all of its net assets, under normal circumstances, in securities included in the Russell 1000 Index. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  8. With respect to the Large Cap Value Index Fund, invest less than substantially all of its net assets, under normal circumstances, in securities included in the Russell 1000 Value Index. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  9. With respect to the Large Cap Growth Index Fund, invest less than substantially all of its net assets, under normal circumstances, in securities included in the Russell 1000 Growth Index. The Fund will notify its shareholders at least 60 days prior to any change to this policy.


  10. With respect to the Large Cap Disciplined Equity Fund, under normal circumstances, invest less than 80% of its net assets in equity securities of large companies. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  11. With respect to the Long Duration Bond Fund, under normal circumstances, invest less than 80% of its net assets in fixed income securities and synthetic instruments or derivatives having economic characteristics similar to fixed income securities. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  12. With respect to the Extended Duration Bond Fund, under normal circumstances, invest less than 80% of its net assets in fixed income securities and synthetic instruments or derivatives having economic characteristics similar to fixed income securities. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

FUNDAMENTAL POLICIES

       The following investment limitations are fundamental policies of the World Equity Ex-US Fund and may not be changed without shareholder approval.

       The Fund may not:

  1. Purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  2. Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  3. Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  4. Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  5. Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  6. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

       The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

       DIVERSIFICATION. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

       CONCENTRATION. The SEC has presently defined concentration as investing 25% or more of an investment company's net assets in an industry or group of industries, with certain exceptions.

       BORROWING. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

       SENIOR SECURITIES. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.


       LENDING. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Fund's non-fundamental investment policy on lending is set forth below.


       UNDERWRITING. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.


       REAL ESTATE. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The Fund has adopted a fundamental policy that would permit direct investment in real estate. However, the Fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of the Fund's Board of Trustees.


NON-FUNDAMENTAL POLICIES

       The following investment limitations are non-fundamental policies of the World Equity Ex-US Fund and may be changed without shareholder approval.

       The Fund may not:

  1. With respect to 75% of its total assets, purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or securities of other investment companies), if as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer or if the Fund would acquire more than 10% of the voting securities of such issuer.


  2. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in: (i) domestic banks and U.S. branches of foreign banks, which the Fund has determined to be subject to the same regulation as U.S. banks; or (ii) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


  3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

  4. Make loans, if as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies, enter into repurchase agreements and loan its portfolio securities.

  5. Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or in segregated accounts in compliance with the asset segregation requirements imposed by
       Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

  6.   Invest in companies for the purpose of exercising control.

  7. Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts. However, to the extent consistent with its investment objective and policies, the Fund may: (i) invest in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaged in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interest therein (including REITs); (ii) hold or sell real estate received in connection with securities it holds or held; (iii) invest in securities issued by issuers that own or invest in commodities or commodities contracts; (iv) invest in futures contracts and options on futures contracts (including options on currencies); or
       (v) purchase securities of issuers that deal in precious metals or interests therein.

  8. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.

  9. Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).

  10. Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

  11. Invest in interests in oil, gas or other mineral exploration or development programs.

  12. Purchase or hold illiquid securities if more than 15% of its net assets would be invested in illiquid securities.

  13. Invest less than 80% of its net assets in equity securities of foreign companies. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

                      THE ADMINISTRATOR AND TRANSFER AGENT

       GENERAL. SEI Investments Fund Management (the "Administrator"), a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

       ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration and transfer agency agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.


       The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (a) by a vote of a majority of the Trustees of the Trust on not less than 60 days' written notice to the Administrator; or (b) by the Administrator on not less than 90 days' written notice to the Trust.


       If operating expenses of any Fund exceed applicable limitations, the Administrator will pay such excess. The Administrator will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

       For the fiscal years ended May 31, 2002, 2003, and 2004, the following table shows: (i) the dollar amount of fees paid to the Administrator by each Fund; and (ii) the dollar amount of the Administrator's voluntary fee waivers.



                                                                                                FEES WAIVED OR
                                                     FEES PAID (000)                           REIMBURSED (000)
                                           ----------------------------------        ---------------------------------
FUND                                         2002         2003         2004            2002         2003        2004
----                                       --------     --------     --------        --------     --------    --------
Large Cap Fund                             $      0     $      0     $      0        $  1,559     $  1,380    $  1,276
Small Cap Fund                             $      0     $      0     $      0        $    562     $    490    $    669
International Equity Fund                  $      0     $      0     $      0        $    587     $    547    $    675
Emerging Markets Equity Fund                       *            *            *               *            *           *
World Equity Ex-US Fund                            *            *            *               *            *           *
Core Fixed Income Fund                     $      0     $      0     $      0        $  1,101     $  1,158    $  1,422
High Yield Bond Fund                               *            *            *               *            *           *
International Fixed Income Fund                    *            *            *               *            *           *
Large Cap Index Fund                       $      0**   $      0     $      0        $      3**   $     32    $    126
Large Cap Value Index Fund                         *            *            *               *            *           *
Large Cap Growth Index Fund                        *            *            *               *            *           *
Large Cap Disciplined Equity Fund                  *            *    $      0***             *            *   $    430***
Small/Mid Cap Equity Fund                          *            *    $      0****            *            *   $     73****
Long Duration Bond Fund                            *            *    $      0*****           *            *   $      0*****
Extended Duration Bond Fund                        *            *    $      0*****           *            *   $      1*****


----------
*     Not in operation during such period.
**    Commenced operations on April 1, 2002.

***   Commenced operations on August 28, 2003.
****  Commenced operations on December 15, 2003.
***** Commenced operations on April 21, 2004.


                        THE ADVISER AND THE SUB-ADVISERS


       GENERAL. SEI Investments Management Corporation ("SIMC" or the "Adviser") is a wholly-owned subsidiary of SEI Investments, a financial services company. The principal business address of SIMC and SEI Investments is Oaks, Pennsylvania 19456. SEI Investments was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. SIMC and its affiliates currently serve as adviser to more than 8 investment companies, including more than 59 portfolios, with approximately $60.2 billion in assets under management as of August 31, 2004.


       MANAGER OF MANAGERS STRUCTURE. SIMC is the investment adviser for each of the Funds, and operates as a "manager of managers." SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Trust's Board of Trustees, to retain unaffiliated investment sub-advisers for a Fund without submitting the sub-advisory agreement to a vote of the Fund's shareholders. Among other things, the exemptive relief permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreements. The Trust will notify shareholders in the event of any change in the identity of the sub-advisers for a Fund.

       Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds' assets among sub-advisers (the "Sub-Advisers"), monitors and evaluates Sub-Adviser performance, and oversees Sub-Adviser compliance with the Funds' investment objectives, policies and restrictions. SIMC HAS ULTIMATE RESPONSIBILITY FOR THE INVESTMENT PERFORMANCE OF THE FUNDS DUE TO ITS RESPONSIBILITY TO OVERSEE SUB-ADVISERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.

       ADVISORY AND SUB-ADVISORY AGREEMENTS. The Trust and SIMC have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the Funds and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Board of Trustees, the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers also are responsible for managing their employees who provide services to the Funds. Sub-Advisers are selected for the Funds based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively each Sub-Adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.

       The Advisory Agreement and certain of the Sub-Advisory Agreements provide that SIMC (or any Sub-Adviser) shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. In addition, certain of the Sub-Advisory Agreements provide that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.


       The continuance of each Investment Advisory Agreement must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser or Sub-Advisers, or by the Adviser or Sub-Advisers on 90 days' written notice to the Trust.


       ADVISORY FEES. For its advisory services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates (shown as a percentage of the average daily net assets of each Fund):


Large Cap Fund                                                       0.40%
Small Cap Fund                                                       0.65%
International Equity Fund                                            0.51%
Emerging Markets Equity Fund                                         1.05%
World Equity Ex-US Fund                                              0.55%
Core Fixed Income Fund                                               0.30%
High Yield Bond Fund                                                 0.49%
International Fixed Income Fund                                      0.45%
Large Cap Index Fund                                                 0.17%
Large Cap Value Index Fund                                           0.17%
Large Cap Growth Index Fund                                          0.17%
Large Cap Disciplined Equity Fund                                    0.40%
Small/Mid Cap Equity Fund                                            0.65%
Long Duration Bond Fund                                              0.30%
Extended Duration Bond Fund                                          0.30%


       SIMC pays the Sub-Advisers a fee out of its advisory fee which is based on a percentage of the average monthly market value of the assets managed by each Sub-Adviser.

       For the fiscal years ended May 31, 2002, 2003 and 2004, the following table shows: (i) the dollar amount of fees paid to SIMC by each Fund; and (ii) the dollar amount of SIMC's voluntary fee waivers.



                                                     FEES PAID (000)                          FEES WAIVED (000)
                                           ----------------------------------        ---------------------------------
FUND                                         2002         2003         2004            2002         2003        2004
----                                       --------     --------     --------        --------     --------    --------
Large Cap Fund                             $  7,706     $  6,592     $  6,016        $  4,765     $  4,448    $  4,192
Small Cap Fund                             $  5,966     $  5,136     $  6,940        $  1,337     $  1,234    $  1,761
International Equity Fund                  $  4,497     $  3,922     $  5,208        $  1,487     $  1,603    $  1,608
Emerging Markets Equity Fund                       *            *            *               *            *           *
World Equity Ex-US Fund                            *            *            *               *            *           *
Core Fixed Income Fund                     $  3,669     $  3,606     $  4,395        $  2,936     $  3,343    $  4,140
High Yield Bond Fund                               *            *            *               *            *           *
International Fixed Income Fund                    *            *            *               *            *           *
Large Cap Index Fund                       $      2**   $    110     $    335        $      9**   $      0    $     92
Large Cap Value Index Fund                         *            *            *               *            *           *
Large Cap Growth Index Fund                        *            *            *               *            *           *
Large Cap Disciplined Equity Fund                  *            *    $  2,655***             *            *   $    787***
Small/Mid Cap Equity Fund                          *            *    $    905****            *            *   $     44****
Long Duration Bond Fund                            *            *    $      0*****           *            *   $      2*****
Extended Duration Bond Fund                        *            *    $      4*****           *            *   $      5*****


----------
*     Not in operation during such period.

**    Commenced operations on April 1, 2002.
***   Commenced operations on August 28, 2003.
****  Commenced operations on December 15, 2003.
***** Commenced operations on April 21, 2004.


THE SUB-ADVISERS.


       ACADIAN ASSET MANAGEMENT INC.--Acadian Asset Management Inc. ("Acadian") serves as a Sub-Adviser to a portion of the assets of the World Equity Ex-US Fund. Acadian was founded in 1977 and is a wholly-owned subsidiary of Old Mutual Asset Managers (US) LLC, which is a wholly-owned subsidiary of Old Mutual (US) Holdings Inc., which is a wholly-owned subsidiary of OM Group (UK)(Limited), which is a wholly-owned subsidiary of Old Mutual plc. Old Mutual plc, Acadian's ultimate parent company, is a publicly traded company listed on the U.K. and South African stock exchanges.

       ALLIANCE CAPITAL MANAGEMENT L.P.--Alliance Capital Management L.P. ("Alliance Capital") serves as a Sub-Adviser to a portion of the assets of the Emerging Markets Equity, International Equity and World Equity Ex-US Funds and Sanford C. Bernstein, a wholly-owned subsidiary and an investment unit of Alliance Capital, serves as a Sub-Adviser to a portion of the assets of the Large Cap Fund. Alliance Capital is a Delaware limited partnership of which Alliance Capital Management Corporation, an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), is a general partner. AXA Financial is a wholly-owned subsidiary of AXA.

       ANALYTIC INVESTORS INC.--Analytic Investors Inc. ("Analytic") serves as a Sub-Adviser to a portion of the assets of the Large Cap Disciplined Equity Fund. Analytic, a wholly-owned subsidiary of Old Mutual Assets Managers (US) LLC, was founded in 1970.

       ARONSON+JOHNSON+ORTIZ, LP--Aronson+Johnson+Ortiz, LP ("AJO") serves as a Sub-Adviser to a portion of the assets of the Large Cap Fund. AJO is wholly-owned by its seven limited partners. Theodore R. Aronson, Managing Principal, is majority equity owner of AJO.


       ARTISAN PARTNERS LIMITED PARTNERSHIP--Artisan Partners Limited Partnership ("Artisan") serves as a Sub-Adviser to a portion of the assets of the Small/Mid Cap Equity and Small Cap Funds. Artisan, a privately owned multidiscipline investment firm, was founded in 1994.

       BARCLAYS GLOBAL FUND ADVISORS--Barclays Global Fund Advisors ("BGFA") serves as the Sub-Adviser to the assets of the Large Cap Index, Large Cap Value Index and Large Cap Growth Index Funds and a portion of the assets of the Large Cap Disciplined Equity Fund. BGFA is a majority-owned indirect subsidiary of Barclays Bank PLC, which is wholly-owned by Barclays PLC, a publicly listed holding company based in London, England.

       BLACKROCK ADVISORS, INC.--BlackRock Advisors, Inc. ("BlackRock") serves as a Sub-Adviser to a portion of the assets of the Small/Mid Cap Equity, Small Cap and Core Fixed Income Funds. BlackRock, a Delaware corporation, is a subsidiary of PNC Financial Services Group, Inc. and an indirect subsidiary of PNC Bank Corp.

       THE BOSTON COMPANY ASSET MANAGEMENT LLC--The Boston Company Asset Management LLC ("The Boston Company") serves as a Sub-Adviser to a portion of the assets of the Emerging Markets Equity Fund. The Boston Company is a wholly-owned indirect subsidiary of Mellon Financial Corporation.

       CAPITAL GUARDIAN TRUST COMPANY--Capital Guardian Trust Company ("Capital Guardian") serves as a Sub-Adviser to a portion of the assets of the International Equity and World Equity Ex-US Funds. Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc., which in turn is a wholly-owned subsidiary of The Capital Group Companies, Inc. Capital Guardian was founded in 1968 and is a registered investment adviser.

       CITIGROUP ASSET MANAGEMENT LIMITED--Citigroup Asset Management Limited ("Citigroup") serves as a Sub-Adviser to a portion of the assets of the Emerging Markets Equity Fund. Citigroup was founded in 1998 and is a wholly-owned indirect subsidiary of Citigroup Inc. Citigroup Inc. is a publicly traded company on the New York Stock Exchange and is approximately 10% employee owned.

       DAVID J. GREENE AND COMPANY, LLC--David J. Greene and Company, LLC ("David J. Greene") serves as a Sub-Adviser to a portion of the assets of the Small Cap Fund. David J. Greene is a New York limited liability company founded in 1938, and changed from a partnership to an LLC in January 1998. Three family principals, Michael Greene, Alan Greene, and James Greene, collectively own more than 25% of the firm and Benjamin H. Nahum owns more than 10% of the firm.

       DELAWARE MANAGEMENT COMPANY--Delaware Management Company ("DMC"), a series of Delaware Management Business Trust, serves as a Sub-Adviser to a portion of the assets of the Small/Mid Cap Equity and Small Cap Funds. Delaware Investments, which is the marketing name for DMC, is a wholly-owned subsidiary of Lincoln Financial Group, the marketing name for Lincoln National Corporation.


       EMERGING MARKETS MANAGEMENT, L.L.C.--Emerging Markets Management, L.L.C. ("EMM") serves as a Sub-Adviser to a portion of the assets of the Emerging Markets Equity Fund. EMM is owned by Emerging Markets Investors Corporation, which in-turn is majority owned by Antoine van Agtmael and Michael Duffy.

       ENHANCED INVESTMENT TECHNOLOGIES, LLC--Enhanced Investment Technologies, LLC ("INTECH") serves as a Sub-Adviser to a portion of the assets of the Large Cap Disciplined Equity Fund. Janus Capital Group, Inc. owns 77.5% of INTECH and 22.5% of INTECH is owned by its employees. INTECH was founded in 1987.


       FISCHER FRANCIS TREES & WATTS, INC. AND ITS AFFILIATES--Fischer Francis Trees & Watts, Inc. ("Fischer Francis"), a New York corporation and three of its affiliates, Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom, Fischer Francis Trees & Watts (Singapore) Pte Ltd, a Singapore corporation, and Fischer Francis Trees & Watts Kabushiki Kaisha, a Japanese corporation, collectively serve as the Sub-Adviser to the International Fixed Income Fund. Fischer Francis is wholly-owned by Charter Atlantic Corporation, which in turn is owned by 20 employees and one institutional shareholder, BNP Paribas. Fischer Francis owns approximately 99% of Fischer Francis Trees & Watts. Fischer Francis Trees & Watts (Singapore) Pte Ltd and Fischer Francis Trees & Watts Kabushiki Kaisha are each wholly-owned by Fischer Francis.

       FISHER INVESTMENTS, INC.--Fisher Investments, Inc. ("Fisher") serves as a Sub-Adviser to a portion of the assets of the International Equity and World Equity Ex-US Funds. Fisher is the successor firm to a sole-proprietorship operating under the name Fisher Investments, which began managing discretionary assets in 1978. Fisher is wholly-owned by its employees. Kenneth L. Fisher has more than 75% ownership of the firm.

       FRANKLIN PORTFOLIO ASSOCIATES, LLC--Franklin Portfolio Associates, LLC ("Franklin") serves as a Sub-Adviser to a portion of the assets of the Large Cap Fund. Franklin is an indirect, wholly-owned subsidiary of Mellon Financial Corporation.

       GOLDMAN SACHS ASSET MANAGEMENT, L.P.--Goldman Sachs Asset Management, L.P. ("Goldman Sachs") serves as a Sub-Adviser to a portion of the assets of the Large Cap Fund. Goldman Sachs is wholly-owned by the Goldman Sachs Group, Inc.

       ING INVESTMENT MANAGEMENT CO.--ING Investment Management Co. ("ING"), which comprises businesses formerly conducted by ING Ghent Asset Management LLC, serves as a Sub-Adviser to a portion of the assets of the High Yield Bond Fund. ING is an indirect wholly-owned subsidiary of ING Groep, N.V. in Amsterdam, which is the ultimate parent entity.

       INTEGRITY ASSET MANAGEMENT, LLC--Integrity Asset Management, LLC ("Integrity") serves as a Sub-Adviser to a portion of the assets of the Small/Mid Cap Equity Fund. Integrity was founded in 2003 and is wholly-owned by its employees.

       LEE MUNDER INVESTMENTS, LTD.--Lee Munder Investments, Ltd. ("LMIL") serves as a Sub-Adviser to a portion of the assets of the Small/Mid Cap Equity and Small Cap Funds. LMIL was founded in 2000 and it is owned by Lee Munder Capital Group ("LMCG"). LMCG is 77% owned by employees and 23% owned by Castanea Partners, Inc.


       LINCOLN CAPITAL FIXED INCOME MANAGEMENT COMPANY, LLC--Lincoln Capital Fixed Income Management Company, LLC ("Lincoln Capital") serves as a Sub-Adviser to a portion of the assets of the High Yield Bond Fund. Lincoln Capital is a 100% owned subsidiary of Lehman Brothers Holdings Inc.


       LSV ASSET MANAGEMENT--LSV Asset Management ("LSV") serves as a Sub-Adviser to a portion of the assets of the Large Cap, Small/Mid Cap Equity and Small Cap Funds. The general partners of LSV developed a quantitative value investment philosophy that has been used to manage assets since 1993. LSV is organized as a Delaware general partnership. An affiliate of SIMC owns a minority interest in LSV.

       MARTINGALE ASSET MANAGEMENT, L.P.--Martingale Asset Management, L.P. ("Martingale") serves as a Sub-Adviser to a portion of the assets of the Small/Mid Cap Equity and Small Cap Funds. Martingale is a limited partnership. Martingale Asset Management Corporation is the general partner of Martingale.


       MAZAMA CAPITAL MANAGEMENT, INC.--Mazama Capital Management, Inc. ("Mazama") serves as a Sub-Adviser to a portion of the assets of the Small/Mid Cap Equity and Small Cap Funds. Mazama is 93% employee-owned.


       MCKINLEY CAPITAL MANAGEMENT INC.--McKinley Capital Management Inc. ("McKinley Capital") serves as a Sub-Adviser to a portion of the assets of the Small Cap, Large Cap, International Equity and World Equity Ex-US Funds. McKinley Capital was founded in 1990 and is wholly-owned by its employees.

       METROPOLITAN WEST ASSET MANAGEMENT LLC--Metropolitan West Asset Management LLC ("MWAM") serves as a Sub-Adviser to a portion of the assets of the Core Fixed Income, High Yield Bond, Long Duration Bond and Extended Duration Bond Funds. MWAM is a California limited liability company founded in 1996 and is 64% majority owned by MWAM's active portfolio management team. Metropolitan West Financial, LLC ("MWFIN"), a holding company, holds a minority 36% ownership interest in MWAM. MWFIN is 99% owned by MW Holdings, LLC, an unregistered entity that has no clients or material business operations.

       MONTAG & CALDWELL, INC.--Montag & Caldwell, Inc. ("Montag & Caldwell") serves as a Sub-Adviser to a portion of the assets of the Large Cap Fund. Montag & Caldwell was founded in 1945 and is incorporated in Georgia. ABN AMRO Asset Management Holdings, Inc. is the parent company of Montag & Caldwell.

       MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY INVESTMENT MANAGEMENT LIMITED--Morgan Stanley Investment Management Inc. ("MSIM Inc.") serves as a Sub-Adviser to a portion of the assets of the International Equity Fund. MSIM Inc. is a wholly-owned subsidiary of Morgan Stanley. MSIM Inc. delegates certain advisory responsibilities to its affiliate, Morgan Stanley Investment Management Limited ("MSIM Limited"). MSIM Limited is an indirect wholly-owned subsidiary of Morgan Stanley.


       NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT INC.--Nomura Corporate Research and Asset Management Inc. ("Nomura") serves as a Sub-Adviser to a portion of the assets of the High Yield Bond Fund. Nomura is a subsidiary of Nomura Holdings America, Inc.


       PEREGRINE CAPITAL MANAGEMENT INC.--Peregrine Capital Management Inc. ("Peregrine") serves as a Sub-Adviser to a portion of the assets of the Large Cap Fund. Peregrine is a wholly-owned subsidiary of Wells Fargo & Co.

       QUANTITATIVE MANAGEMENT ASSOCIATES LLC--Quantitative Management Associates LLC ("QMA") serves as a Sub-Adviser to a portion of the assets of the Large Cap Disciplined Equity Fund. QMA is a direct wholly-owned subsidiary of Prudential Investment Management, Inc., a wholly-owned subsidiary of Prudential Asset Management Holding Company, Inc., which in turn is wholly-owned by Prudential Financial, Inc. QMA is a New Jersey limited liability company formed in 2003.

       REXITER CAPITAL MANAGEMENT LIMITED--Rexiter Capital Management Limited ("Rexiter") serves as a Sub-Adviser to a portion of the assets of the Emerging Markets Equity and World Equity Ex-US Funds. Rexiter was founded in 1997 and is 75% owned by State Street Global Alliance, LLC and 25% owned by its employees. State Street Global Alliance, LLC is beneficially owned by State Street Corporation and 49% by ABP (the pension fund for Dutch State employees).

       SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED--Security Capital Research & Management Incorporated ("Security Capital") serves as a Sub-Adviser to a portion of the assets of the Small/Mid Cap Equity and Small Cap Funds. Security Captial is 100% owned by Banc One Investment Advisors Corporation, a wholly-owned subsidiary of Bank One, N.A. Bank One, N.A. is wholly-owned by Bank One Corporation which merged with and into J.P. Morgan Chase and Co. effective July 1, 2004.

       TRANSAMERICA INVESTMENT MANAGEMENT, LLC--Transamerica Investment Management, LLC ("TIM") serves as a Sub-Adviser to a portion of the assets of the Large Cap Fund. TIM was founded in 1999, and is wholly-owned by Transamerica Investment Services, Inc., a subsidiary of AEGON, N.V.

       WELLINGTON MANAGEMENT COMPANY, LLP--Wellington Management Company, LLP ("Wellington Management") serves as a Sub-Adviser to a portion of the assets of the Small/Mid Cap Equity and Small Cap Funds. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. Wellington Management is a Massachusetts limited liability partnership whose managing partners are Laurie A. Gabriel, John R. Ryan and Perry M. Traquina.


       WELLS CAPITAL MANAGEMENT, INC.--Wells Capital Management, Inc. ("Wells Capital") serves as a Sub-Adviser to the Core Fixed Income Fund. Wells Capital was founded in 1981 and is a wholly-owned subsidiary of Wells Fargo Bank, N.A.


       WESTERN ASSET MANAGEMENT COMPANY--Western Asset Management Company ("Western Asset") serves as a Sub-Adviser to a portion of the assets of the Core Fixed Income Fund. Western Asset is a wholly-owned subsidiary of Legg Mason, Inc., a financial services company located in Baltimore, Maryland. Western Asset was founded in 1971 and specializes in the management of fixed income funds.

       SUB-ADVISORY FEES. For the fiscal years ended May 31, 2002, 2003 and 2004, the following table shows: (i) the dollar amount of fees paid to the Sub-Advisers by SIMC; and (ii) the dollar amount of the Sub-Advisers' voluntary fee waivers.



                                                     FEES PAID (000)                          FEE WAIVERS (000)
                                           ---------------------------------        ----------------------------------
FUND                                         2002         2003        2004            2002          2003        2004
----                                       --------     --------    --------        --------      --------     -------
Large Cap Fund                             $  4,606     $  4,095    $  4,285        $      0      $      0    $      0
Small Cap Fund                             $  5,479     $  4,591    $  6,782        $      0      $      0    $      0
International Equity Fund                  $  3,533     $  3,485    $  4,149        $      0      $      0    $      0
Emerging Markets Equity Fund                       *            *           *               *             *           *
World Equity Ex-US Fund                            *            *           *               *             *           *
Core Fixed Income Fund                     $  1,945     $  2,102    $  2,801        $      0      $      0    $      0
High Yield Bond Fund                               *            *           *               *             *           *
International Fixed Income Fund                    *            *           *               *             *           *
Large Cap Index Fund                       $      1**   $     13    $     53        $      0**    $      0    $      0
Large Cap Value Index Fund                         *            *           *               *             *           *
Large Cap Growth Index Fund                        *            *           *               *             *           *
Large Cap Disciplined Equity Fund                  *            *   $  1,567***             *             *   $      0***
Small/Mid Cap Equity Fund                          *            *   $    605****            *             *   $      0****
Long Duration Bond Fund                            *            *   $      1*****           *             *   $      0*****
Extended Duration Bond Fund                        *            *   $      4*****           *             *   $      0*****


----------
*     Not in operation during such period.
**    Commenced operations on April 1, 2002.

***   Commenced operations on August 28, 2003.
****  Commenced operations on December 15, 2003.
***** Commenced operations on April 21, 2004.



       For the fiscal years ended May 31, 2002, 2003 and 2004, the following table shows: (i) the dollar amount of fees paid to LSV, which is an affiliated person of SIMC, by SIMC; and (ii) the dollar amount of LSV's voluntary fee waivers.



                                                 FEES PAID (000)                 FEE WAIVERS (000)
                                           ---------------------------     ---------------------------
FUND                                         2002      2003      2004        2002      2003      2004
----                                       -------   -------   -------     -------   -------   -------
Large Cap Fund                             $   412   $   347   $   386     $     0   $     0   $     0
Small Cap Fund                             $   533   $   602   $   972     $     0   $     0   $     0
Small/Mid Cap Equity Fund                         *         *  $   102**          *         *  $     0**


----------

*    Not in operation during such period.
**   Commenced operations on December 15, 2003.


                     DISTRIBUTION AND SHAREHOLDER SERVICING

       GENERAL. SEI Investments Distribution Co. (the "Distributor"), serves as each Fund's distributor. The Distributor, a wholly-owned subsidiary of SEI Investments, has its principal business offices at Oaks, Pennsylvania 19456.


       DISTRIBUTION AGREEMENT WITH THE TRUST. The Distributor serves as each Fund's distributor pursuant to a distribution agreement ("Distribution Agreement") with the Trust. The Distribution Agreement shall be reviewed and ratified at least annually: (i) by the Trust's Trustees or by the vote of a majority of the outstanding shares of the Trust; and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to a particular Fund on not less than sixty days' notice by the Trust's Trustees, by vote of a majority of the outstanding shares of such Fund or by the Distributor. The Distributor will receive no compensation for the distribution of Fund shares.


       The Fund may execute brokerage or other agency transactions through the Distributor, for which the Distributor may receive compensation.

       The Distributor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Funds' shares.


       SHAREHOLDER AND ADMINISTRATIVE SERVICING PLANS. The Trust has also adopted a shareholder service plan and agreement (the "Service Plan") and an administrative services plan and agreement (the "Administrative Service Plan") for the Class T shares of the Funds. Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: (i) maintaining client accounts; (ii) arranging for bank wires; (iii) responding to client inquiries concerning services provided by the Distributor or any other service provider; (iv) assisting clients in changing dividend options, account designations and addresses; and
(v) responding to client inquiries concerning their investments in Class T shares of the Funds. Under the Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.


       Under the Administrative Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following administrative services: (i) providing sub-accounting with respect to Class T shares beneficially owned by clients; (ii) providing information periodically to clients showing their positions in Class T shares; (iii) forwarding shareholder communications from the Trust; (iv) processing purchase, exchange and redemption requests from clients and placing such orders with the Fund or its service providers; (v) processing dividend payments; and (vi) providing such other similar services as the Funds may reasonably request, to the extent the service provider is permitted to do so under applicable laws or regulations.

                       TRUSTEES AND OFFICERS OF THE TRUST


       BOARD OF TRUSTEES RESPONSIBILITIES. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing each of the Funds and each fund of SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Asset Allocation Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust (the "Fund Complex"), which currently consists of 68 funds and includes funds not described in this Statement of Additional Information. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.


       MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, Oaks, Pennsylvania 19456.

       INTERESTED TRUSTEES.


       ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees* (since 1995)--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of SIMC, the Administrator and the Distributor, 1981-1994. Director of SEI Investments (Europe), Limited and SEI Investments-Unit Trust Management (UK) Limited. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, Expedition Funds, The MDL Funds, SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Absolute Return Master Fund, L.P., SEI Opportunity Master Fund, L.P., SEI Absolute Return Fund, L.P., SEI Opportunity Fund, L.P., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

       WILLIAM M. DORAN (DOB 05/26/40)--Trustee* (since 1995)--1701 Market Street, Philadelphia, PA 19103. Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Director of the Distributor since 2003. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Expedition Funds, The MDL Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.


       INDEPENDENT TRUSTEES.

       F. WENDELL GOOCH (DOB 12/03/32)--Trustee (since 1995)--Retired. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds and STI Classic Variable Trust.


       JAMES M. STOREY (DOB 04/12/31)--Trustee (since 1995)--Attorney, Solo Practitioner since 1994. Partner, Dechert Price & Rhoads (law firm), September 1987-December 1993. Director of U.S. Charitable Gift Trust. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Expedition Funds, The MDL Funds, Massachusetts Health and Education Tax-Exempt Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

       GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee (since
1996)--Self-employed Consultant, Newfound Consultants Inc. since April 1997. Trustee of State Street Navigator Securities Lending Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Expedition Funds, The MDL Funds, SEI Absolute Return Master Fund, L.P., SEI Opportunity Master Fund, L.P., SEI Absolute Return Fund, L.P., SEI Opportunity Fund, L.P., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

       ROSEMARIE B. GRECO (DOB 03/31/46)--Trustee (since 1999)--Director, Governor's Office of Health Care Reform, Commonwealth of Pennsylvania, since 2003. Founder and Principal, Grecoventures Ltd., from 1999 to 2002. Interim President & Chief Executive Officer, Private Industry Council of Philadelphia, April 1998-August 1998. President, Corestates Financial Corp., 1996-1997; Chief Executive Officer and President, Corestates Bank, N.A., 1994-1997; Director, Sonoco, Inc.; Director, Exelon Corporation; Trustee of Pennsylvania Real Estate Investment Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

       NINA LESAVOY (DOB 07/24/57)--Trustee (since 2003)--Partner, Cue Capital since 2002. Head of Sales, Investorforce, January 2000-December 2001. Global Partner working for the CEO, Invesco Capital, January 1998-January 2000. Head of Sales and Client Services, Chancellor Capital and later LGT Asset Management, 1986-2000. Trustee of SEI Absolute Return Master Fund, L.P., SEI Opportunity Master Fund, L.P., SEI Absolute Return Fund, L.P., SEI Opportunity Fund, L.P., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.


----------
* Messrs. Nesher and Doran are Trustees deemed to be "interested" persons of the Funds (as that term is defined in the 1940 Act) by virtue of their relationship with the Trust's Distributor and SIMC.

       BOARD STANDING COMMITTEES. The Board has established the following standing committees:


       - AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditors and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditors to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditors and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditors that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Gooch, Storey and Sullivan, Ms. Greco and Ms. Lesavoy currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met 5 times in the Trust's most recently completed fiscal year.

       - FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serves as the Board's delegates on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met 36 times in the Trust's most recently completed fiscal year.

       - NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibilities of the Nominating Committee are to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the "1934 Act") in conjunction with a shareholder meeting to consider the election of Trustees. Messrs. Gooch, Storey and Sullivan, Ms. Greco and Ms. Lesavoy currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and met
          3 times during the Trust's most recently completed fiscal year.


       BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE CONTINUATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS. As discussed in the section of this Statement of Additional Information entitled "The Adviser and the Sub-Advisers," the Board's continuance of each Investment Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew each Investment Advisory Agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser and Sub-Advisers. The Trustees use this information, as well as other information that the Adviser, the Sub-Advisers and other Fund service providers may submit to the Board, as well as other information they obtain independently, to help them decide whether to renew each Investment Advisory Agreement for another year. In addition, at various times during the year, the Trustees review and discuss issues related to the Investment Advisory Agreements.

       Before meeting for the renewal of the Investment Advisory Agreements, the Board requested and received written materials from the Adviser and each Sub-Adviser about: (a) the quality of the Adviser's and Sub-Advisers' investment management and other services; (b) the Adviser's and Sub-Advisers' investment management personnel; (c) the Adviser's and Sub-Advisers' operations and financial condition; (d) the Adviser's and Sub-Advisers' brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that the Adviser and each Sub-Adviser charges a Fund compared with the fees each charges to comparable mutual funds or accounts (if any); (f) a Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of the Adviser's and Sub-Advisers' profitability from its Fund-related operations; (h) the Adviser's and Sub-Advisers' compliance systems; (i) the Adviser's and Sub-Advisers' policies on and compliance procedures for personal securities transactions; (j) the Adviser's and Sub-Advisers' reputation, expertise and resources in domestic financial markets; and (k) each Fund's performance compared with similar mutual funds.

       At the meeting, representatives from the Adviser and Sub-Advisers presented additional oral and written information to the Board to help the Board evaluate the Adviser's and Sub-Advisers' fee and other aspects of the agreements. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees discussed the written materials that the Board received before the meeting and the Adviser's and Sub-Advisers' oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of each Investment Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

       Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously agreed to approve the continuation of each Investment Advisory Agreement for another year in consideration that: (i) the terms of the each Investment Advisory Agreement are fair and reasonable; and (ii) the Adviser's and Sub-Advisers' fees are reasonable in light of the services that the Adviser and the Sub-Advisers provide to the Funds.

       FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.


                                                                        AGGREGATE DOLLAR RANGE
                                                    DOLLAR RANGE OF        OF SHARES (FUND
NAME                                              FUND SHARES (FUND)*          COMPLEX)*
----                                              -------------------   ----------------------
Mr. Nesher                                               None               Over $100,000
Mr. Doran                                                None               Over $100,000
Mr. Gooch                                                None               Over $100,000
Mr. Storey                                               None                    None
Mr. Sullivan                                             None                    None
Ms. Greco                                                None                    None
Ms. Lesavoy                                              None                    None


----------

* Valuation date is December 31, 2003.

       BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.


                                                           PENSION OR
                                                           RETIREMENT       ESTIMATED
                                                        BENEFITS ACCRUED      ANNUAL        TOTAL COMPENSATION
                                           AGGREGATE       AS PART OF      BENEFITS UPON      FROM THE TRUST
NAME                                     COMPENSATION     FUND EXPENSES      RETIREMENT      AND FUND COMPLEX
----                                     ------------   ----------------   -------------    ------------------
Mr. Nesher                                $       0           N/A              N/A              $         0
Mr. Doran                                 $       0           N/A              N/A              $         0
Mr. Gooch                                 $  26,464           N/A              N/A              $   133,000
Mr. Storey                                $  26,464           N/A              N/A              $   133,000
Mr. Sullivan                              $  26,464           N/A              N/A              $   133,000
Ms. Greco                                 $  26,464           N/A              N/A              $   133,000
Ms. Lesavoy                               $  26,464*          N/A*             N/A*             $   133,000*


----------
*  Ms. Lesavoy was appointed a Trustee as of September 17, 2003.


       TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, Oaks, Pennsylvania 19456. None of the officers receive compensation from the Trust for their services.


       Certain officers of the Trust also serve as officers to one or more mutual funds to which SEI Investments or its affiliates act as investment adviser, administrator or distributor.


       EDWARD D. LOUGHLIN (DOB 03/07/51)--President and Chief Executive Officer (since 1995)--Executive Vice President and President--Asset Management Division of SEI Investments since 1993. Director and President of SIMC since 2004. Chief Executive Officer of the Administrator and Director of the Distributor since 2003. Executive Vice President of the Administrator, 1994-2003. Executive Vice President of SIMC, 1994-2004.

       TIMOTHY D. BARTO (DOB 03/28/68)--Vice President and Secretary (since
2002)--Vice President and Assistant Secretary of the Trust, 1999-2002. General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI Investments since 2001. Assistant Secretary of SIMC, the Administrator and the Distributor and Vice President of the Distributor, 1999-2003. Associate, Dechert Price & Rhoads (law firm), 1997-1999.

       JOHN MUNERA (DOB 01/14/63)--Vice President and Assistant Secretary (since
2002)--Global AML Compliance Officer at SEI Investments since March 2002. Middle Office Compliance Officer at SEI Investments, July 2000 to December 2002. Supervising Examiner at Federal Reserve Bank of Philadelphia, 1998-2000.

       PETER (PEDRO) A. RODRIGUEZ (DOB 01/18/62)--Controller and Chief Financial Officer (since 2003)--Director, Fund Accounting and Administration, SEI Investments Global Funds Services, March 1997 to April 2002 and September 2002 to present. Vice President, Fund Administration, BlackRock Financial Management, April 2002 to September 2002.

       JOHN J. MCCUE (DOB 04/20/63)--Vice President (since 2004)--Director of Portfolio Implementations for SIMC, August 1995 to present. Managing Director of Money Market Investments for SIMC, January 2003 to present.

       THOMAS D. JONES (DOB 03/23/65)--Chief Compliance Officer (since
2004)--Compliance Officer and Assistant Secretary of SIMC since March 2004. First Vice President, Merrill Lynch Investment Managers (Americas), 1992-2004.

       SOFIA A. ROSALA (DOB 02/01/74)--Vice President and Assistant Secretary (since 2004)--Compliance Officer of SEI Investments since September 2001. Account and Product Consultant, SEI Private Trust Company, 1998-2001.

       PHILIP T. MASTERSON (DOB 03/12/64)--Vice President and Assistant Secretary (since 2004)--Joined SEI Investments in August 2004. General Counsel, Citco Mutual Fund Services, 2003-2004. Vice President and Associate Counsel, OppenheimerFunds, 2001-2003. Vice President and Assistant Counsel, OppenheimerFunds, 1997-2001.


                      PROXY VOTING POLICIES AND PROCEDURES

       The Funds have delegated proxy voting responsibilities to SIMC, subject to the Board's general oversight. In delegating proxy voting responsibilities, each Fund has directed that proxies be voted consistent with a Fund's best economic interests. SIMC has adopted its own proxy voting policies and guidelines for this purpose (the "Procedures"). As required by applicable regulations, SIMC has provided this summary of its Procedures concerning proxies voted by SIMC on behalf of each investment advisory client who delegates voting responsibility to SIMC, which includes the Funds (each a "Client"). The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

       SIMC votes proxies in the best economic interests of Clients. SIMC has elected to retain an independent proxy voting service (the "Service") to vote proxies for Client accounts, which votes proxies in accordance with Proxy Voting Guidelines (the "Guidelines") approved by SIMC's Proxy Voting Committee (the "Committee"). The Guidelines set forth the manner in which SIMC will vote on matters that may come up for shareholder vote. The Service will review each matter on a case-by-case basis, and vote the proxies in accordance with the Guidelines. For example, the Guidelines provide that SIMC will vote in favor of proposals to require shareholder ratification of any poison pill, shareholder proposals that request companies to adopt confidential voting, and for management proposals to do so, and shareholder social, workforce, and environmental proposals that create good corporate citizens while enhancing long-term shareholder value, and will vote against director nominees (or a Board) if it believes that a nominee (or the Board) has not served the economic long-term interests of shareholders.

       Prior to voting a proxy, the Service makes available to SIMC its recommendation on how to vote in light of the Guidelines. SIMC retains the authority to overrule the Service's recommendation on any specific proxy proposal and to instruct the Service to vote in a manner determined by the Committee. Before doing so, the Committee will determine whether SIMC may have a material conflict of interest regarding the proposal. If the Committee determines that SIMC has such a material conflict, SIMC shall instruct the Service to vote in accordance with the Service's recommendation unless SIMC, after full disclosure to the Client of the nature of the conflict, obtains the Client's consent to voting in the manner determined by the Committee (or otherwise obtains instructions from the client as to how to vote on the proposal).

       For each proxy, SIMC maintains all related records as required by applicable law. A Client may obtain a copy of SIMC's Procedures and Guidelines, or a copy of the specific voting record for their account, by calling SIMC at 1-800-DIAL-SEI, or writing to SIMC at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

                        PURCHASE AND REDEMPTION OF SHARES


       The Funds adhere to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities of the Funds for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Funds' Fair Value Pricing Committee and reviewed by the Board of Trustees. In complying with the 1940 Act, the Funds follow guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

       Securities held by a Fund that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued by the Funds at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m., Eastern Time if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For a security held by a Fund that is listed on multiple exchanges, the principal exchange will generally be considered to be the exchange on which the security is normally most actively traded. Securities that are held by a Fund that are listed on NASDAQ are valued using the NASDAQ Official Closing Price. If prices for securities held by a Fund that are listed on a securities exchange or on market or automated quotation systems are not readily available, the security will be valued in accordance with Fair Value Procedures established by the Board of Trustees.

       If available, money market securities and other debt securities held by a Fund are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities held by a Fund with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued in accordance with Fair Value Procedures established by the Board of Trustees.

       Securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

       The International Equity, Emerging Markets Equity and World Equity Ex-US Funds use a third party fair valuation vendor. The vendor provides a fair value for foreign securities held by the International Equity, Emerging Markets Equity and World Equity Ex-US Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by these Funds' Fair Value Pricing Committee. The Fair Value Pricing Committee has also established a "confidence interval" which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Fair Value Pricing Committee is exceeded on a specific day, the International Equity, Emerging Markets Equity and World Equity Ex-US Funds shall value the non-U.S. securities in their portfolios that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

       For securities held by a Fund that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If a Fund's Adviser or Sub-Adviser, as applicable, becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Fair Value Pricing Committee meeting be called. In addition, the Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Funds calculate net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Fund's Adviser or Sub-Adviser, as applicable, holding the relevant securities that such limits have been exceeded. In such event, the Fund's Adviser or Sub-Adviser, as applicable, makes the determination whether a Fair Value Pricing Committee meeting should be called based on the information provided.

       Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. A Fund's Adviser or Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that a pricing service's prices will be reliable. A Fund's Adviser or Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Administrator, in turn, will notify the Fair Value Pricing Committee if it receives such notification from the Fund's Adviser or Sub-Adviser, as applicable, or if the Administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

       The pricing services rely on a variety of information in making their determinations, particularly on prices of actual market transactions as well as on trader quotations. However, the services may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures used by the pricing services and their valuation methodologies are reviewed by the officers of the Trust and the Administrator under the general supervision of the Board of Trustees.

       Securities held by a Fund for which market prices are not readily available are valued in accordance with Fair Value Procedures established by the Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Pricing Committee designated by the Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Fair Value Pricing Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

       Shares of a Fund may be purchased in exchange for securities included in the Fund subject to the Administrator's determination that the securities are acceptable. Securities accepted in an exchange will be valued at the market value. All accrued interest and subscription of other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Trust and must be delivered by the shareholder to the Trust upon receipt from the issuer. A shareholder may recognize a gain or loss for federal income tax purposes in making the exchange.

       The Administrator will not accept securities for a Fund unless: (1) such securities are appropriate for the Fund at the time of the exchange; (2) such securities are acquired for investment and not for resale; (3) the shareholder represents and agrees that all securities offered to the Trust for the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act, or otherwise; (4) such securities are traded on the American Stock Exchange, the New York Stock Exchange ("NYSE") or on NASDAQ in an unrelated transaction with a quoted sales price on the same day the exchange valuation is made or, if not listed on such exchanges or on NASDAQ, have prices available from an independent pricing service approved by the Trust's Board of Trustees; and (5) the securities may be acquired under the investment restrictions applicable to the Fund.


       It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

       A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.


       The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the fund securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Adviser, the Administrator, the Distributor, the Sub-Advisers and/or the custodian are not open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                                      TAXES


       The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' Prospectuses. No attempt is made to present a detailed explanation of the federal, state, local, or foreign tax treatment of the Funds or their shareholders and the discussion here and in the Funds' Prospectuses is not intended as a substitute for careful tax planning.


       This discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

       Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Funds. Each Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Code so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities or currencies; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

       Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax, but can make no assurances that such tax will be completely eliminated. A Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.


       If you are subject to tax, distributions of net short-term capital gains will be taxable to you as ordinary income. In general, distributions by a Fund of investment company taxable income (excluding net short-term capital gains), if any, whether received in cash or additional shares, will be taxable to you as ordinary income (to the extent of the current or accumulated earnings and profits of the Fund). All or a portion of these distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that a Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (E.G., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). In order for the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund's shares.

       A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

       If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

       If you are subject to tax, any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

       For non-corporate shareholders, long-term capital gains are currently taxed at a maximum rate of 15% and short-term capital gains are currently taxed at ordinary income tax rates.

       Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.


       If a Fund fails to qualify as a RIC for any year, all of its income will be subject to federal income tax at corporate rates, and its distributions (including capital gain distributions) generally will be taxable as ordinary income dividends to its shareholders. In such case, the dividends received deduction will generally be available for eligible corporate shareholders (which are subject to certain limitations) and distributions to individual shareholders should qualify as qualified dividend income (subject to certain limitations). The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

       In the case of corporate shareholders, Fund distributions (other than capital gains distributions) generally qualify for the dividends-received deduction to the extent of the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

       A Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer such Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by such Fund.


       A Fund will be required in certain cases to withhold, at applicable withholding rates, and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who: (1) has provided the Fund either an incorrect tax identification number or no number at all; (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends; (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (4) has failed to certify to the Fund that they are a U.S. person (including a resident alien). Non-U.S. investors in a Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisor prior to investing in a Fund.

       Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and United States possessions that would reduce the yield on a Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, a Fund will be eligible to, and intends to file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and United States possessions income taxes paid by a Fund. Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit (subject to significant limitations) against the shareholder's federal income tax. If a Fund makes the election, it will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and United States possessions. Based upon their investment objectives, the International Equity, Emerging Markets Equity, International Fixed Income and World Equity Ex-US Funds may be eligible to make the election.


STATE TAXES


       A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by a Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders should consult their own tax advisors regarding the effect of federal, state and local taxes affecting an investment in Fund shares. Many states grant tax-free status to dividends paid to you from interest earned on direct obligation of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in GNMA or Fannie Mae securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are generally different for corporate shareholders.

                           FUND PORTFOLIO TRANSACTIONS

       The Trust has no obligation to deal with any broker or dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Adviser and Sub-Advisers are responsible for placing orders to execute fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser and Sub-Advisers generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust will not purchase fund securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

       The money market securities in which a Fund invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser and Sub-Advisers will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing fund securities transactions of a Fund will primarily consist of dealer spreads and underwriting commissions.

       It is expected that the Funds may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the 1934 Act, and rules of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting fund transactions for a Fund on an exchange. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, a Fund may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Fund's expenses. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.


       The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, a Fund's Adviser and Sub-Advisers may select a broker based upon brokerage or research services provided to the Adviser and Sub-Advisers. The Adviser and Sub-Advisers may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.


       Section 28(e) of the Exchange Act ("Section 28(e)") permits the Adviser and Sub-Advisers, under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser and Sub-Advisers believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund. In addition to agency transactions, the

Funds' Adviser or Sub-Advisers may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidelines.

       To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser or Sub-Advisers might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser or Sub-Advisers may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser and Sub-Advisers will be in addition to and not in lieu of the services required to be performed by the Fund's Adviser and Sub-Advisers under the Advisory and Sub-Advisory Agreements. Any advisory, sub-advisory, or other fees paid to the Adviser and Sub-Advisers are not reduced as a result of the receipt of research services.

       In some cases the Adviser or Sub-Advisers receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser or Sub-Advisers make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser or Sub-Advisers will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser or Sub-Advisers face a potential conflict of interest, but the Adviser or Sub-Advisers believe that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

       From time to time, the Funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser or Sub-Advisers with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

       In connection with transactions effected for Funds operating within the "Manager of Managers" structure, under this policy, SIMC and the various firms that serve as money managers to certain Funds of the Trust, in the exercise of joint investment discretion over the assets of a Fund, may direct a portion of a Fund's brokerage to the Distributor. All such transactions directed to the Distributor must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results, and must comply with the Trust's procedures regarding the execution of transactions through affiliated brokers.

       Certain information about the Funds' brokerage activities, including brokerage activities with affiliated brokers, for the fiscal years ended May 31, 2002, 2003 and 2004, is set forth below:



                                                                                                                        % OF TOTAL
                                                                                                          % OF TOTAL    BROKERAGE
                                                                             TOTAL $ AMOUNT               BROKERAGE    TRANSACTIONS
                                        TOTAL $ AMOUNT                        OF BROKERAGE                COMMISSIONS    EFFECTED
                                         OF BROKERAGE                          COMMISSIONS                PAID TO THE     THROUGH
                                          COMMISSIONS                      PAID TO AFFILIATED             AFFILIATED    AFFILIATED
                                          PAID (000)                          BROKERS (000)                 BROKERS       BROKERS
                                 -----------------------------       ------------------------------       -----------  -------------
FUND                               2002       2003       2004          2002        2003       2004           2004          2004
----                             -------    -------    -------       -------     -------    -------       -----------  -------------
Large Cap Fund                   $ 3,783    $ 3,626    $ 4,664       $    28     $   614    $ 1,952          10%           11%
Small Cap Fund                   $ 3,412    $ 3,864    $ 5,561       $    18     $    70    $ 1,575           1%           12%
Core Fixed
   Income Fund                   $   457    $   241    $   332       $   104     $   133    $    47          14%           86%
High Yield Bond Fund                    *          *          *             *           *          *           *             *
International Fixed
   Income Fund                          *          *          *             *           *          *           *             *
Emerging Markets
   Equity Fund                          *          *          *             *           *          *           *             *
International
   Equity Fund                   $ 3,631    $ 2,258    $ 3,115       $     8     $   220    $   419           1%           10%
World Equity
   Ex-US Fund                           *          *          *             *           *          *           *             *
Large Cap Index Fund             $     1**  $    27    $    15       $     0**   $     0          0           0%           28%
Large Cap Value
   Index Fund                           *          *          *             *           *          *           *             *
Large Cap Growth
   Index Fund                           *          *          *             *           *          *           *             *
Large Cap Disciplined
   Equity Fund                          *          *   $ 1,278***           *           *   $     0***        0%***         0%***
Small/Mid Cap
   Equity Fund                          *          *   $   705****          *           *   $    28****       0%****        0%****
Long Duration
   Bond Fund                            *          *   $     0*****         *           *   $     0*****      0%*****       0%*****
Extended Duration
   Bond Fund                            *          *   $     0*****         *           *   $     0*****      0%*****       0%*****


----------
*     Not in operation during such period.
**    Commenced operations on April 1, 2002.

***   Commenced operations on August 28, 2003.
****  Commenced operations on December 15, 2003.
***** Commenced operations on April 21, 2004.

       The portfolio turnover rate for the Large Cap, Small Cap, International Equity and Core Fixed Income Funds for the fiscal years ended May 31, 2003 and 2004 was as follows:



                                                                    TURNOVER RATE
                                                                    -------------
      FUND                                                          2003    2004
      ----                                                          ----    ----
      Large Cap Fund                                                 51%    109%
      Small Cap Fund                                                 97%    135%
      International Equity Fund                                      58%     80%
      Core Fixed Income Fund                                        436%    532%



       For each of the Funds listed above, the change in the portfolio turnover rate was attributable to the addition of, or a change in, Sub-Advisers. For the Large Cap Fund, the change in the portfolio turnover rate was also attributable to a change in the investment mandate of one of that Fund's Sub-Advisers. For the Core Fixed Income Fund, the change in portfolio turnover rate was also attributable to the investment of a portion of that Fund's assets in instruments designed to manage interest rate risk.

       The Trust is required to identify any securities of its "regular broker dealers" (as such term is defined in the 1940 Act) that the Trust has acquired during its most recent fiscal year. Certain information about these issuers is set forth below, as of May 31, 2004:



FUND                                                NAME OF ISSUER         TYPE OF SECURITY   AMOUNT (000)
----                                          --------------------------   ----------------   ------------
Large Cap Fund                                Morgan Stanley                    Debt           $   3,313
                                              Lehman Brothers                   Debt           $   3,009
                                              Bear Stearns                      Debt           $   2,761
                                              Deutsche Bank                     Debt           $   2,429
                                              JP Morgan                         Equity         $  14,446
                                              Goldman Sachs                     Equity         $  13,604
                                              Morgan Stanley                    Equity         $   7,102
                                              Merrill Lynch                     Equity         $   6,716
                                              Lehman Brothers                   Equity         $   4,801
                                              Bear Stearns                      Equity         $   3,307

Large Cap Index Fund                          Morgan Stanley                    Debt           $     877
                                              Lehman Brothers                   Debt           $     797
                                              Bear Stearns                      Debt           $     731
                                              Deutsche Bank                     Debt           $     643
                                              JP Morgan                         Equity         $   1,913
                                              Morgan Stanley                    Equity         $   1,449
                                              Merrill Lynch                     Equity         $   1,350
                                              Goldman Sachs                     Equity         $     684
                                              Lehman Brothers                   Equity         $     519
                                              Bear Stearns                      Equity         $     215

Small Cap Fund                                Morgan Stanley                    Debt           $   8,179
                                              Lehman Brothers                   Debt           $   7,430
                                              Bear Stearns                      Debt           $   6,816
                                              Deutsche Bank                     Debt           $   5,997

FUND                                                NAME OF ISSUER         TYPE OF SECURITY   AMOUNT (000)
----                                          --------------------------   ----------------   ------------
Core Fixed Income Fund                        Merrill Lynch                     Debt           $ 298,946
                                              Morgan Stanley                    Debt           $  37,220
                                              Barclays Capital                  Debt           $  34,198
                                              Lehman Brothers                   Debt           $  29,235
                                              Bear Stearns                      Debt           $  23,631
                                              JP Morgan                         Debt           $  21,611
                                              Deutsche Bank                     Debt           $  20,197
                                              Goldman Sachs                     Debt           $  16,353
                                              Credit Suisse First Boston        Debt           $   4,710

International Equity Fund                     Barclays Capital                  Debt           $ 171,139
                                              Barclays Capital                  Equity         $  16,661
                                              Bear Stearns                      Debt           $  11,409
                                              Credit Suisse First Boston        Debt           $     351
                                              Credit Suisse First Boston        Equity         $   5,194
                                              Deutsche Bank                     Debt           $  24,504
                                              Deutsche Bank                     Equity         $     541
                                              Morgan Stanley                    Debt           $   8,557
                                              SEI Investments                   Debt           $  34,075
                                              UBS Warburg Painewebber           Equity         $  18,273

Large Cap Disciplined Equity Fund             Morgan Stanley                    Debt           $   3,342
                                              Lehman Brothers                   Debt           $   3,036
                                              Bear Stearns                      Debt           $   2,785
                                              Deutsche Bank                     Debt           $   2,450
                                              JP Morgan                         Equity         $  22,348
                                              Morgan Stanley                    Equity         $  19,398
                                              Merrill Lynch                     Equity         $  16,621
                                              Goldman Sachs                     Equity         $  11,105
                                              Lehman Brothers                   Equity         $   2,397
                                              Bear Stearns                      Equity         $   1,958

Small/Mid Cap Equity Fund                     Morgan Stanley                    Debt           $   2,174
                                              Lehman Brothers                   Debt           $   1,974
                                              Bear Stearns                      Debt           $   1,811
                                              Deutsche Bank                     Debt           $   1,594

Extended Duration Bond Fund                   JP Morgan                         Debt           $   1,022
                                              Goldman Sachs                     Debt           $     938
                                              Merrill Lynch                     Debt           $     363
                                              Morgan Stanley                    Debt           $     290
                                              Lehman Brothers                   Debt           $     244
                                              Bear Stearns                      Debt           $     123

Long Duration Bond Fund                       JP Morgan                         Debt           $     228
                                              Goldman Sachs                     Debt           $     209
                                              Merrill Lynch                     Debt           $      82
                                              Morgan Stanley                    Debt           $      64
                                              Lehman Brothers                   Debt           $      54
                                              Bear Stearns                      Debt           $      27

                              DESCRIPTION OF SHARES

       The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of funds. Share certificates representing the shares will not be issued.

                        LIMITATION OF TRUSTEES' LIABILITY

       The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.


                                 CODES OF ETHICS

       The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, Sub-Advisers and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC and are available to the public.


                                     VOTING

       Each share held entitles the shareholder of record to one vote. The shareholders of each Fund or class will vote separately on matters pertaining solely to that Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.


       Where the Prospectuses for the Funds or this Statement of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of:
(i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by Proxy; or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

                              SHAREHOLDER LIABILITY


       The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a Trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of
Trust: (i) contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees; and (ii) provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


       As of September 10, 2004, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The Trust believes that most of the shares referred to above were held by the above persons in accounts for their fiduciary, agency, or custodial customers.



       NAME AND ADDRESS                                                      NUMBER OF SHARES   PERCENT OF FUND
       ----------------                                                      ----------------   ---------------
       LARGE CAP FUND: CLASS A

         SEI Private Trust Company                                                 81,041,262            67.96%
         One Freedom Valley Drive
         Oaks, PA 19456

         Northern Trust                                                             6,732,281             5.65%
         FBO Harnischfeger Master
         Retirement
         50 S. LaSalle
         Chicago, IL 60675-0001

         Mellon Trust                                                              13,139,568            11.02%
         Hercules-Std.
         One Mellon Bank Center
         Pittsburgh, PA 15258-0001

       LARGE CAP FUND: CLASS T

         SEI Private Trust Company                                                      2,140              100%
         One Freedom Valley Drive
         Oaks, PA 19456

       LARGE CAP INDEX FUND: CLASS A

         SEI Private Trust Company                                                  2,990,602            99.54%
         One Freedom Valley Drive
         Oaks, PA 19456

       NAME AND ADDRESS                                                      NUMBER OF SHARES   PERCENT OF FUND
       ----------------                                                      ----------------   ---------------
       SMALL CAP FUND: CLASS A

         SEI Private Trust Company                                                 21,862,734            22.81%
         One Freedom Valley Drive
         Oaks, PA 19456

         State Street Bank FBO                                                      6,896,929             7.20%
         Air Products-Chemicals Inc.
         Pension Plan
         Attn: Bob Skinner
         One Enterprise Drive
         North Quincy, MA 02171-2126

         Northern Trust Custodian FBO                                              18,390,570            19.19%
         North Dakota Pension A/C 26-10043
         ATTN: Jeff Sampson
         P.O. Box 92956
         Chicago, Illinois 60675-2956

         Mac & Co. A/C                                                             10,425,686            10.88%
         TELF1231002
         Mutual Fund Operations
         525 William Penn Place
         Pittsburgh, PA 15219-1707

         JPMorganChase Trustee                                                      6,848,951             7.14%
         Deloitie & Fouche Pension Plan
         Attn: Jasmin Felix
         3 Chase Metro Tech Center
         6th Floor
         Brooklyn, NY 11245-0001

       SMALL CAP FUND: CLASS T

         SEI Private Trust Company                                                     11,960              100%
         One Freedom Valley Drive
         Oaks, PA 19456

       INTERNATIONAL EQUITY FUND: CLASS A

         SEI Private Trust Company                                                111,127,139            70.93%
         One Freedom Valley Drive
         Oaks, PA 19456

         Northern Trust                                                             7,951,234             5.08%
         FBO Harnischfeger Master Retirement
         50 S. LaSalle
         Chicago, IL 60675-0001

       NAME AND ADDRESS                                                      NUMBER OF SHARES   PERCENT OF FUND
       ----------------                                                      ----------------   ---------------
         JPMorganChase Trustee                                                      9,665,577             6.17%
         Deloitie & Fouche Pension Plan
         Attn: Jasmin Felix
         3 Chase Metro Tech Center
         6th Floor
         Brooklyn, NY 11245-0001

       CORE FIXED INCOME FUND: CLASS A

         SEI Private Trust Company                                                235,125,561            65.20%
         One Freedom Valley Drive
         Oaks, PA 19456

         JPMorganChase Trustee                                                     33,594,078             9.32%
         Deloitie & Fouche Pension Plan
         Attn: Jasmin Felix
         3 Chase Metro Tech Center
         6th Floor
         Brooklyn, NY 11245-0001

       LARGE CAP DISCIPLINED EQUITY FUND: CLASS A

         SEI Private Trust Company                                                 17,235,902            68.45%
         One Freedom Valley Drive
         Oaks, PA 19456

         JPMorganChase Trustee                                                      1,922,481             7.64%
         Deloitie & Fouche Pension Plan
         Attn: Jasmin Felix
         3 Chase Metro Tech Center
         6th Floor
         Brooklyn, NY 11245-0001

       SMALL/MID CAP EQUITY FUND: CLASS A

         Citibank NA TTEE for Moore Wallace                                           472,991            10.61%
         North America Inc. Master RTM Trust
         111 Wall Street 14/14
         New York, NY 10043-1000

         SEI Private Trust Company                                                  3,036,572            68.14%
         One Freedom Valley Drive
         Oaks, PA 19456

       LONG DURATION BOND FUND: CLASS A

         The Northern Trust Company                                                   656,434            88.45%
         Special Assets C1-S
         PO Box 92956
         Chicago, IL 60675-2956

       NAME AND ADDRESS                                                      NUMBER OF SHARES   PERCENT OF FUND
       ----------------                                                      ----------------   ---------------
         SEI Private Trust Company                                                  2,631,945            11.55%
         One Freedom Valley Drive
         Oaks, PA 19456

       EXTENDED DURATION BOND FUND: CLASS A

         The Northern Trust Company                                                 2,990,509            88.45%
         Special Assets C1-S
         PO Box 92956
         Chicago, IL 60675-2956

         SEI Private Trust Company                                                    390,462            11.55%
         One Freedom Valley Drive
         Oaks, PA 19456


                              MASTER/FEEDER OPTION

       The Trust may in the future seek to achieve any Fund's investment objective by investing all of that Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to that Fund. It is expected that any such investment company would be managed by SIMC in substantially the same manner as the existing Fund. The initial shareholder(s) of each Fund voted to vest such authority in the sole discretion of the Trustees and such investment may be made without further approval of the shareholders of the Funds. However, shareholders of the Funds will be given at least 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of a Fund and its shareholders. In making that determination the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although the Funds believe that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.


                                   CUSTODIANS

       Wachovia Bank, N.A. (formerly, First Union National Bank) ("Wachovia"), Institutional Custody Group - PA 4942, 123 S. Broad Street, Philadelphia, Pennsylvania 19109, acts as wire agent for each of the Funds and custodian for the assets of the Large Cap, Small Cap, Core Fixed Income, High Yield Bond, Large Cap Index, Large Cap Value Index, Large Cap Growth Index, Large Cap Disciplined Equity, Small/Mid Cap Equity, Long Duration Bond and Extended Duration Bond Funds. Brown Brothers Harriman & Co. ("BBH"), 40 Water Street, Boston, MA 02109-3661, acts as custodian for the assets of the International Fixed Income, Emerging Markets Equity, International Equity and World Equity Ex-US Funds. Wachovia and BBH hold cash, securities and other assets of the respective Funds for which they act as custodian as required by the 1940 Act.


                                     EXPERTS


       The financial statements incorporated by reference into this Statement of Additional Information have been incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP is located at Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, Pennsylvania 19103.


                                  LEGAL COUNSEL

       Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

DESCRIPTION OF MOODY'S SHORT-TERM RATINGS

       PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

       -  Leading market positions in well-established industries.

       -  High rates of return on funds employed.

       - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

       - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

       - Well-established access to a range of financial markets and assured sources of alternate liquidity.

       PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

       PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

       NOT PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S SHORT-TERM RATINGS

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Debt determined to possess extremely strong safety characteristics is denoted with a plus sign (+) designation.


A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."


A-3 Debt carrying this designation has an adequate capacity for timely payment. It is, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.


B Debt rated "B" is regarded as having only speculative capacity for timely payment.


C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
D         This rating indicates that the obligation is in payment default.

DESCRIPTION OF FITCH'S SHORT-TERM RATINGS

F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.


F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."
F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.
F-S Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.
D Default. Issues assigned this rating are in actual or imminent payment default.
LOC The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                       SEI INSTITUTIONAL INVESTMENTS TRUST

                            PART C. OTHER INFORMATION

ITEM 22.   EXHIBITS:

        (a) Registrant's Declaration of Trust is incorporated herein by reference to Exhibit (1) of Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the Securities and Exchange Commission ("SEC") on March 10, 1995.
        (b) Amended By-Laws, dated June 17, 2004, are herein incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 9, 2004.
        (c)     Not Applicable.
        (d)(1) Investment Advisory Agreement between the Trust and SEI Investments Management Corporation ("SIMC") (formerly "SEI Financial Management Corporation") as previously filed with Registrant's Pre-Effective Amendment No. 2 on Form N-1A (File No. 33-58041), filed with the SEC on June 7, 1996 is herein incorporated by reference to Exhibit (5)(a) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.

        (d)(2) Schedule B to the Investment Advisory Agreement between the Trust and SIMC is herein incorporated by reference to Exhibit
                  (d)(2) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 23, 2004.

        (d)(3) Investment Sub-Advisory Agreement between SIMC and BlackRock Financial Management, Inc. with respect to the Core Fixed Income Fund as previously filed with Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(g) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.
        (d)(4) Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Trust's Large Cap and Small Cap Funds as previously filed with Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(k) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.
        (d)(5) Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company with respect to the Core Fixed Income Fund as previously filed with Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit
                  (5)(u) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.
        (d)(6) Schedule B dated January 1, 1997 to the Trust's Sub-Advisory Agreement dated June 14, 1996 between SIMC and LSV Asset Management with respect to the Large Cap and Small Cap Value Funds is incorporated by reference to Exhibit (5)(ee) of Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 29, 1997.
        (d)(7) Investment Sub-Advisory Agreement between SIMC and Capital Guardian Trust Company with respect to the International Equity Fund is herein incorporated by reference to Exhibit
                  (5)(ii) of Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 25, 1998.

        (d)(8) Assignment and Assumption Agreement dated June 26, 2002 and Consent dated June 28, 2002 between SIMC and BlackRock Advisors, Inc. is herein incorporated by reference to Exhibit
                  (d)(12) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2002.
        (d)(9) Investment Sub-Advisory Agreement between SIMC and Artisan Partners Limited Partnership with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(43) of Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 16, 1999.
        (d)(10)  Investment Sub-Advisory Agreement between SIMC and Nomura
                   Corporate Research and Asset Management Inc. with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(45) of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 28, 2001.
        (d)(11) Investment Sub-Advisory Agreement between SIMC and Security Capital Research & Management Incorporated with respect to the Small Cap Fund is herein incorporated by reference to Exhibit
                  (d)(46) of Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 28, 1999.

        (d)(12) Investment Sub-Advisory Agreement between SIMC and The Boston Company Asset Management LLC with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(12) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 9, 2004.

        (d)(13) Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management Inc. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(52) of Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 27, 2000.
        (d)(14) Investment Sub-Advisory Agreement between SIMC and David J. Greene & Company, LLC with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(53) of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 28, 2001.
        (d)(15) Investment Sub-Advisory Agreement between SIMC and Morgan Stanley Investment Management Inc. with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(56) of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 28, 2001.
        (d)(16) Investment Sub-Advisory Agreement between SIMC and Peregrine Capital Management Inc. with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 28, 2001.
        (d)(17) Investment Sub-Advisory Agreement between SIMC and Sanford C. Bernstein & Co., LLC, as revised October 2, 2000, with respect to the Large Cap and Large Cap Value Funds is herein incorporated by reference to Exhibit (d)(58) of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 28, 2001.

        (d)(18) Investment Sub-Advisory Agreement between SIMC and Transamerica Investment Management, LLC with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(61) of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 28, 2001.
        (d)(19) Investment Sub-Advisory Agreement dated March 19, 2002 between SIMC and Barclays Global Fund Advisors, with respect to the Large Cap Index, Large Cap Value Index, and Large Cap Growth Index Funds, is herein incorporated by reference to Exhibit
                  (d)(62) of Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on March 29, 2002.
        (d)(20) Investment Sub-Advisory Agreement dated March 12, 2002 between SIMC and Montag & Caldwell Inc. with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on March 29, 2002.
        (d)(21) Investment Sub-Advisory Agreement dated March 14, 2002, between SIMC and Wellington Management Company, LLP with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(64) of Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on March 29, 2002.
        (d)(22) Investment Sub-Advisory Agreement between SIMC and Mazama Capital Management, Inc. dated December 13, 1999 with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2002.
        (d)(23) Investment Sub-Advisory Agreement between SIMC and Metropolitan West Asset Management LLC dated June 26, 2002 with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(37) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2002.
        (d)(24) Form of Investment Sub-Advisory Agreement between SIMC and Fischer Francis Trees & Watts, Inc. with respect to the International Fixed Income Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2002.
        (d)(25) Amendment to Investment Sub-Advisory Agreement between SIMC and Montag & Caldwell, Inc. is herein incorporated by reference to Exhibit (d)(39) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2002.
        (d)(26) Investment Sub-Advisory Agreement between SIMC and Lee Munder Investments, Ltd. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on May 16, 2003.
        (d)(27) Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(37) of Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on May 16, 2003.

        (d)(28) Investment Sub-Advisory Agreement between SIMC and Goldman Sachs Asset Management, L.P. with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on May 16, 2003.
        (d)(29) Investment Sub-Advisory Agreement between SIMC and Emerging Markets Management, L.L.C. with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(39) of Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on May 16, 2003.
        (d)(30) Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management, Inc. with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(40) of Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on May 16, 2003.
        (d)(31) Investment Sub-Advisory Agreement between SIMC and Alliance Capital Management L.P. with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit
                  (d)(42) of Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on May 16, 2003.
        (d)(32) Investment Sub-Advisory Agreement between SIMC and Aronson+Johnson+Ortiz, LP with respect to the Large Cap Fund is herein incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 29, 2003.
        (d)(33) Investment Sub-Advisory Agreement between SIMC and Franklin Portfolio Associates, LLC with respect to the Large Cap and Large Cap Value Funds is herein incorporated by reference to Exhibit (d)(37) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 29, 2003.
        (d)(34) Investment Sub-Advisory Agreement between SIMC and Barclays Global Fund Advisors with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit
                  (d)(38) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 29, 2003.
        (d)(35) Investment Sub-Advisory Agreement between SIMC and Enhanced Investment Technologies, LLC with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.
        (d)(36) Investment Sub-Advisory Agreement between SIMC and Analytic Investors, Inc. with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit
                  (d)(40) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 29, 2003.
        (d)(37) Investment Sub-Advisory Agreement between SIMC and Prudential Investment Management, Inc. with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(41) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 29, 2003.

        (d)(38) Assignment and Assumption Agreement between SIMC, Prudential Investment Management, Inc. and Quantitative Management Associates LLC with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit
                  (d)(39) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 9, 2004.

      (d)(39) Investment Sub-Advisory Agreement between SIMC and Delaware
                  Management Company, a series of Delaware Management Business Trust, with respect to the Small Cap and Small/Mid Cap Equity Funds is herein incorporated by reference to Exhibit (d)(42) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 29, 2003.
        (d)(40) Investment Sub-Advisory Agreement between SIMC and Mazama Capital Management, Inc. with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit
                  (d)(43) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 29, 2003.
        (d)(41) Investment Sub-Advisory Agreement between SIMC and Security Capital Research & Management Incorporated with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(45) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 29, 2003.
        (d)(42) Investment Sub-Advisory Agreement between SIMC and BlackRock Advisors, Inc. with respect to the Small Cap and Small/Mid Cap Equity Funds is herein incorporated by reference to Exhibit
                  (d)(46) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 29, 2003.
        (d)(43) Investment Sub-Advisory Agreement between SIMC and Fisher Investments, Inc. with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(47) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 29, 2003.

        (d)(44) Form of Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Fisher Investments, Inc. with respect to the International Equity and World Equity Ex-US Funds is herein incorporated by reference to Exhibit (d)(44) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 23, 2004.

        (d)(45) Investment Sub-Advisory Agreement between SIMC and Alliance Capital Management, L.P. with respect to the International Equity Fund is herein incorporated by reference to Exhibit
                  (d)(48) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 29, 2003.

        (d)(46) Form of Schedules A and B to the Sub-Advisory Agreement between SIMC and Alliance Capital Management, L.P., with respect to the International Equity and World Equity Ex-US Funds is herein incorporated by reference to Exhibit (d)(46) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 23, 2004.

        (d)(47) Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management Inc. with respect to the International Equity Fund is herein incorporated by reference to Exhibit
                  (d)(49) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 29, 2003.

        (d)(48) Form of Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management Inc. with respect to the International Equity and World Equity Ex-US Funds is herein incorporated by reference to Exhibit
                  (d)(48) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 23, 2004.

        (d)(49) Investment Sub-Advisory Agreement between SIMC and Artisan Partners Limited Partnership with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit
                  (d)(47) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on February 5, 2004.
        (d)(50) Investment Sub-Advisory Agreement between SIMC and Citigroup Asset Management Limited with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit
                  (d)(50) of Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on November 14, 2003.
        (d)(51) Investment Sub-Advisory Agreement between SIMC and Lee Munder Investments, Ltd. with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(49) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on February 5, 2004.
        (d)(52) Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(50) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on February 5, 2004.
        (d)(53) Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. with respect to the Small Cap and Small/Mid Cap Equity Funds are herein incorporated by reference to Exhibit (d)(51) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on February 5, 2004.
        (d)(54) Investment Sub-Advisory Agreement between SIMC and Wellington Management Company LLP with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit
                  (d)(52) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on February 5, 2004.
        (d)(55) Investment Sub-Advisory Agreement between SIMC and Wells Capital Management, Inc. with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(55) of Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on November 14, 2003.
        (d)(56) Assumption Agreement dated March 28, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. with respect to the Large Cap and the Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(55) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

        (d)(57) Investment Sub-Advisory Agreement between SIMC and ING Ghent Asset Management LLC with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(55) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 9, 2004.

        (d)(58) Investment Sub-Advisory Agreement between SIMC and Lincoln Capital Fixed Income Management Company, LLC with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(56) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on February 5, 2004.
        (d)(59) Investment Sub-Advisory Agreement between SIMC and Metropolitan West Asset Management LLC with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on February 5, 2004.

     (d)(60) Investment Sub-Advisory Agreement between SIMC and Metropolitan
                  West Asset Management LLC with respect to the Long Duration and Extended Duration Bond Funds is herein incorporated by reference to Exhibit (d)(58) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 9, 2004.
        (d)(61) Investment Sub-Advisory Agreement between SIMC and Integrity Asset Management, LLC with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(59) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 9, 2004.

        (d)(62) Investment Sub-Advisory Agreement between SIMC and Rexiter Capital Management Limited with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(62) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 23, 2004.
        (d)(63) Form of Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Rexiter Capital Management Limited with respect to the Emerging Markets Equity and World Equity Ex-US Funds is herein incorporated by reference to Exhibit
                  (d)(63) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 23, 2004.
        (d)(64) Form of Investment Sub-Advisory Agreement between SIMC and Acadian Asset Management Inc. with respect to the World Equity Ex-US Fund is herein incorporated by reference to Exhibit
                  (d)(64) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 23, 2004.
        (d)(65) Form of Investment Sub-Advisory Agreement between SIMC and Capital Guardian Trust Company with respect to the World Equity Ex-US Fund is herein incorporated by reference to Exhibit (d)(65) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 23, 2004.
        (d)(66) Amendment to Investment Sub-Advisory Agreement between SIMC and Alliance Capital Management, L.P. with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(56) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.
        (d)(67) Amendment to Investment Sub-Advisory Agreement between SIMC and Artisan Partners Limited Partnership with respect to the Small Cap Fund is herein incorporated by reference to Exhibit
                  (d)(57) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

        (d)(68) Amendment to Investment Sub-Advisory Agreement between SIMC and Barclays Global Fund Advisors with respect to the Large Cap Index, Large Cap Value Index, and Large Cap Growth Index Funds is herein incorporated by reference to Exhibit (d)(58) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.
        (d)(69) Amendment to Investment Sub-Advisory Agreement between SIMC and BlackRock Advisors, Inc. with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(59) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.
        (d)(70) Amendment to Investment Sub-Advisory Agreement between SIMC and The Boston Company Asset Management LLC with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(60) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.
        (d)(71) Amendment to Investment Sub-Advisory Agreement between SIMC and Capital Guardian Trust Company with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(61) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.
        (d)(72) Amendment to Investment Sub-Advisory Agreement between SIMC and David J. Greene and Company, LLC with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(62) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.
        (d)(73) Amendment to Investment Sub-Advisory Agreement between SIMC and Emerging Markets Management, L.L.C. with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.
        (d)(74) Amendment to Investment Sub-Advisory Agreement between SIMC and Goldman Sachs Asset Management, L.P. with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(64) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.
        (d)(75) Amendment to Investment Sub-Advisory Agreement between SIMC and Lee Munder Investments, Ltd. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(65) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.
        (d)(76) Amendment to Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Large Cap, Large Cap Value and Small Cap Funds is herein incorporated by reference to Exhibit (d)(66) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.
        (d)(77) Amendment to Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit
                  (d)(67) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

        (d)(78) Amendment to Investment Sub-Advisory Agreement between SIMC and Mazama Capital Management, L.P. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(68) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.
        (d)(79) Amendment to Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(69) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.
        (d)(80) Amendment to Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(70) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.
        (d)(81) Amendment to Investment Sub-Advisory Agreement between SIMC and Metropolitan West Asset Management with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(71) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.
        (d)(82) Amendment to Investment Sub-Advisory Agreement between SIMC and Montag & Caldwell, Inc. with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(72) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.
        (d)(83) Amendment to Investment Sub-Advisory Agreement between SIMC and Morgan Stanley Investment Management Inc. with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(73) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.
        (d)(84) Amendment to Investment Sub-Advisory Agreement between SIMC and Nomura Corporate Research and Asset Management Inc. with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(75) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.
        (d)(85) Amendment to Investment Sub-Advisory Agreement between SIMC and Peregrine Capital Management, Inc. with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(76) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.
        (d)(86) Amendment to Investment Sub-Advisory Agreement between SIMC and Sanford C. Bernstein & Co., LLC with respect to the Large Cap and Large Cap Value Funds is herein incorporated by reference to Exhibit (d)(78) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.
        (d)(87) Amendment to Investment Sub-Advisory Agreement between SIMC and Security Capital Research & Management Incorporated with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(79) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

        (d)(88) Amendment to Investment Sub-Advisory Agreement between SIMC and Transamerica Investment Management, LLC with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(81) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.
        (d)(89) Amendment to Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the Small Cap Fund is herein incorporated by reference to Exhibit
                  (d)(82) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.
        (d)(90) Amendment to Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(83) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.
        (d)(91) Schedule C to Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Large Cap, Large Cap Value, and Small Cap Funds is herein incorporated by reference to Exhibit (d)(85) of Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on November 14, 2003.
        (e)(1) Amended and Restated Distribution Agreement between the Trust and SEI Investments Distribution Co. dated September 16, 2002 is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2002.
        (e)(2) Schedule A to the Distribution Agreement between the Trust and SEI Investments Distribution Co., as amended September 16, 2004, is herein incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 23, 2004.

        (f)     Not Applicable.

        (g)(1) Form of Custodian Agreement between the Trust and Wachovia Bank, N.A. is filed herewith.

        (g)(2) Custodian Agreement between the Trust and Brown Brothers Harriman & Co. is herein incorporated by reference to Exhibit
                  (g)(2) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 9, 2004.
        (h)(1) Amended and Restated Administration and Transfer Agency Agreement between the Trust and SEI Investments Fund Management dated December 10, 2003 is herein incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 9, 2004.

        (h)(2) Schedule D to the Amended and Restated Administration and Transfer Agency Agreement between the Trust and SEI Investments Fund Management, as amended September 16, 2004, is herein incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 23, 2004.

        (h)(3) Form of Administrative Services Plan and Agreement between the Trust and the Distributor relating to the Class T Shares is herein incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2002.
        (h)(4) Form of Amended Shareholder Service Plan and Agreement between the Trust and the Distributor relating to the Class T Shares is herein incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2002.

        (i)     Opinion and Consent of Counsel is filed herewith.

        (j) Consent of Independent Registered Public Accounting Firm is filed herewith.

        (k)       Not Applicable.
        (l)       Not Applicable.
        (m)       Not Applicable.

        (n) Amended and Restated Rule 18f-3 Multiple Class Plan dated November 14, 2001, as approved September 16, 2002, is herein incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2002.

        (o)     Not Applicable.
        (p)(1) The Code of Ethics for SEI Investments Company is herein incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 42 of SEI Institutional Managed Trust's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878), filed with the SEC on January 28, 2004.
        (p)(2) The Code of Ethics for SEI Institutional Investments Trust dated March 20, 2000 is herein incorporated by reference to Exhibit
                  (p)(2) of Post-Effective Amendment No. 33 of SEI Institutional Managed Trust's Registration Statement on Form N-1A (File Nos. 811-4878 and 33-9504), filed with the SEC on July 3, 2000 (Accession #0000912057-00-030741).

        (p)(3) The Code of Ethics dated 2003 for Alliance Capital Management, L.P. is herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

        (p)(4) The Code of Ethics dated 2004 for Artisan Partners Limited Partnership is herein incorporated by reference to Exhibit
                  (p)(4) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 9, 2004.

        (p)(5) The Code of Ethics for Barclays Global Fund Advisors is herein incorporated by reference to Exhibit (p)(42) of Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A, filed with the SEC on March 29, 2002.

        (p)(6) The Code of Ethics for BlackRock Advisors, Inc. is herein incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 37 of SEI Institutional Managed Trust's Registration Statement on Form N-1A (File Nos. 811-4878 and 33-9504), filed with the SEC on January 28, 2002.

        (p)(7) The Code of Ethics for The Boston Company Asset Management LLC is herein incorporated by reference to Exhibit (p)(8) of Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 28, 2000.

        (p)(8) The Code of Ethics for Capital Guardian Trust Company dated 2004 is herein incorporated by reference to Exhibit (p)(8) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 23, 2004.
        (p)(9) The Code of Ethics for Citigroup Asset Management Limited is herein incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

        (p)(10) The Code of Ethics for David J. Greene and Company, LLC is herein incorporated by reference to Exhibit (p)(24) of Post-Effective Amendment No. 34 of SEI Institutional Managed Trust's Registration Statement on Form N-1A (File No. 33-9504), filed with the SEC on July 14, 2000 (Accession #0000912057-00-032065).
        (p)(11) The Code of Ethics for Emerging Markets Management, L.L.C. is herein incorporated by reference to Exhibit (p)(33) of Post-Effective Amendment No. 5 of SEI Insurance Products Trust's Registration Statement on Form N-1A (File No. 333-70013), filed with the SEC on April 30, 2003.
        (p)(12) Code of Ethics for Fischer Francis Trees & Watts, Inc. dated 2003 is herein incorporated by reference to Exhibit (p)(12) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 9, 2004.

        (p)(13) The Code of Ethics for Goldman Sachs Asset Management, L.P. is herein incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 38 to SEI Institutional Managed Trust's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878), filed with the SEC on January 28, 2003.
        (p)(14) The Code of Ethics for Lee Munder Investments, Ltd. dated 2004 is herein incorporated by reference to Exhibit (p)(14) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 23, 2004.

        (p)(15) The Code of Ethics for LSV Asset Management L.P. is herein incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 40 of SEI Institutional Managed Trust's Registration Statement on Form N-1A (File Nos. 811-4878 and 33-9504), filed with the SEC on November 12, 2003.

        (p)(16) The Code of Ethics for Martingale Asset Management, L.P. is herein incorporated by reference to Exhibit (p)(10) of Post-Effective Amendment No. 42 to SEI Institutional Managed Trust's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878), filed with the SEC on January 29, 2004.
        (p)(17) The Code of Ethics for Mazama Capital Management, Inc. is herein incorporated by reference to Exhibit (p)(11) of Post-Effective Amendment No. 33 of SEI Institutional Managed Trust's Registration Statement on Form N-1A (File Nos. 811-4878 and 33-9504), filed with the SEC on July 3, 2000 (Accession #0000912057-00-030741).

        (p)(18) The Code of Ethics for McKinley Capital Management Inc. dated 2003 is herein incorporated by reference to Exhibit (p)(18) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 9, 2004.

        (p)(19) Code of Ethics for Metropolitan West Asset Management LLC dated 2004 is herein incorporated by reference to Exhibit (p)(19) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 23, 2004.

        (p)(20) The Code of Ethics for Montag & Caldwell Inc. dated 2004 is herein incorporated by reference to Exhibit (p)(20) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 23, 2004.
        (p)(21) The Code of Ethics for Morgan Stanley Investment Management Inc. is herein incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 35 to SEI Institutional International's Registration Statement on Form N-1A (File Nos. 811-5601 and 33-22821), filed with the SEC on November 27, 2002.

        (p)(22) The Code of Ethics for Nomura Corporate Resesarch & Asset Management Inc. is herein incorporated by reference to Exhibit
                  (p)(14) of Post-Effective Amendment No. 33 of SEI Institutional Managed Trust's Registration Statement on Form N-1A (File Nos. 811-4878 and 33-9504), filed with the SEC on July 3, 2000 (Accession #0000912057-00-030741).

        (p)(23) The Code of Ethics for Peregrine Capital Management Inc. dated 2004 is herein incorporated by reference to Exhibit (p)(22) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 23, 2004.

        (p)(24) The Code of Ethics dated 2004 for Security Capital Research & Management Incorporated is herein incorporated by reference to Exhibit (p)(24) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 9, 2004.

        (p)(25) The Code of Ethics dated 2003 for Transamerica Investment Management, LLC is herein incorporated by reference to Exhibit
                  (p)(23) of Post-Effective Amendment No. 39 to SEI Institutional Managed Trust's Registration Statement on Form N-1A (File Nos. 811-4878 and 33-9504), filed with the SEC on August 29, 2003.
        (p)(26) The Code of Ethics for Wellington Management Company, LLP dated 2004 is herein incorporated by reference to Exhibit (p)(26) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 23, 2004.
        (p)(27) The Code of Ethics for Wells Capital Management, Inc. is herein incorporated by reference to Exhibit (p)(31) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.
        (p)(28) The Code of Ethics dated 2003 for Western Asset Management Company is herein incorporated by reference to Exhibit (p)(25) of Post-Effective Amendment No. 39 to SEI Institutional Managed Trust's Registration Statement on Form N-1A (File Nos. 811-4878 and 33-9504), filed with the SEC on August 29, 2003.
        (p)(29) The Code of Ethics for Aronson+Johnson+Ortiz, LP is herein incorporated by reference to Exhibit (p)(23) of Post-Effective Amendment No. 42 to SEI Institutional Managed Trust's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878), filed with the SEC on January 28, 2004.
        (p)(30) The Code of Ethics for Franklin Portfolio Associates, LLC is herein incorporated by reference to Exhibit (p)(33) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 29, 2003.
        (p)(31) The Code of Ethics for Enhanced Investment Technologies, LLC is herein incorporated by reference to Exhibit (p)(34) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 29, 2003.

        (p)(32) The Code of Ethics for Analytic Investors, Inc. dated 2004 is herein incorporated by reference to Exhibit (p)(32) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 23, 2004.

        (p)(33) The Code of Ethics for Quantitative Management Associates, LLC is herein incorporated by reference to Exhibit (p)(33) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 9, 2004.
        (p)(34) The Code of Ethics for Delaware Management Company, a series of Delaware Management Business Trust, is herein incorporated by reference to Exhibit (p)(34) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 9, 2004.

        (p)(35) The Code of Ethics for Fisher Investments, Inc. dated 2003 is herein incorporated by reference to Exhibit (p)(39) of Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on November 14, 2003.

        (p)(36) The Code of Ethics for ING Ghent Asset Management LLC is herein incorporated by reference to Exhibit (p)(36) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 9, 2004.

        (p)(37) The Code of Ethics for Lincoln Capital Fixed Income Management Company, LLC is herein incorporated by reference to Exhibit
                  (p)(32) of Post-Effective Amendment No. 42 to SEI Institutional Managed Trust's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878), filed with the SEC on January 29, 2004.

        (p)(38) The Code of Ethics for Sanford C. Bernstein & Co., LLC is herein incorporated by reference to Exhibit (p)(17) of Post-Effective Amendment No. 33 of SEI Institutional Managed Trust's Registration Statement on Form N-1A (File Nos. 811-4878 and 33-9504), filed with the SEC on July 3, 2000.
        (p)(39) The Code of Ethics for Integrity Asset Management, LLC is herein incorporated by reference to Exhibit (p)(39) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 9, 2004.
        (p)(40) The Code of Ethics for Rexiter Capital Management Limited is herein incorporated by reference to Exhibit (p)(40) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 9, 2004.

        (p)(41) The Code of Ethics for Acadian Asset Management Inc. is herein incorporated by reference to Exhibit (p)(41) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 23, 2004.
        (q) Powers of Attorney for Robert A. Nesher, William M. Doran, George J. Sullivan, Jr., F. Wendell Gooch, Rosemarie B. Greco, Pedro A. Rodriguez, Nina Lesavoy, James M. Storey and Edward
                  D. Loughlin are herein incorporated by reference to Exhibit
                  (q) of Post-Effective Amendment No. 40 to SEI Institutional Managed Trust's Registration Statement on Form N-1A (File No. 33-9504), filed with the SEC on November 12, 2003.

ITEM 23.

     See the Prospectus and Statement of Additional Information filed herewith regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments Company which also controls the Distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

ITEM 24. INDEMNIFICATION:

     Article VIII of the Agreement and Declaration of Trust is filed as Exhibit 1 to the Registration Statement. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suite or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 25. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER AND SUB-ADVISERS:

     The following tables describe other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the adviser and each sub-adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee. The adviser and each sub-adviser's table was provided to the Registrant by the adviser or respective sub-adviser for inclusion in this Registration Statement.

ACADIAN ASSET MANAGEMENT INC.

     Acadian Asset Management Inc. ("Acadian") is a sub-adviser for the Registrant's World Equity Ex-US Fund. The principal business address of Acadian is Ten Post Office Square, Boston, Massachusetts 02109. Acadian is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY            CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Gary L. Bergstrom,                                 --                                      --
   Chairman

Ronald D. Frashure,                                --                                      --
   President

Churchill G. Franklin,                             --                                      --
   Executive Vice President

John R. Chisholm,                                  --                                      --
   Executive Vice President

Scott Powers                       Old Mutual Asset Managers (U.S.)                        CEO

ALLIANCE CAPITAL MANAGEMENT L.P.

     Alliance Capital Management L.P. ("Alliance Capital") is a sub-adviser for the Registrant's Emerging Markets Equity, International Equity and World Equity Ex-US Funds and Alliance Capital's investment unit of Sanford C. Bernstein ("Bernstein"), a wholly-owned subsidiary and an investment unit of Alliance Capital, serves as a Sub-Adviser to a portion of the assets of the Large Cap Fund. The principal business address of Alliance Capital is 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital and Bernstein are investment advisers registered under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY            CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Lewis A. Sanders                   ACMC                                    Director/Executive Officer
   Vice Chairman,
   Chief Investment Officer/
   Director

Bruce W. Calvert                   AXA                                     Director
   Chairman of the Board, CEO

Donald H. Brydon                   AXA Investment Managers S.A.            Chairman of the Board, Chief
   Director                                                                   Executive Officer

Henri de Castries                  AXA                                     Chairman, Management Board
   Director                        ELAS                                    Director, Chairman of the Board
                                   AXF                                     Director, President, Chief
                                                                              Executive Officer

Christopher M. Condron             AXA                                     Member of the Management Board
   Director                        ELAS                                    Chairman, Chief Executive
                                                                              Officer
                                   AXF                                     Director, President, Chief
                                                                              Executive Officer
                                   Equitable Life Assurance Society        Chairman of the Board, Chief
                                                                              Executive Officer

Denis Duverne                      AXA                                     Group Executive Vice President
   Director                                                                   Finance, Control & Strategy
                                   Equitable Life Assurance Society        Director

Richard S. Dziadzio                AXA                                     Senior Vice President
   Director

Alfred Harrison                    ACMC                                    Director/Executive Officer
   Vice Chairman

Roger Hertog                       ACMC                                    Director/Executive Officer
   Vice Chairman

Benjamin D. Holloway               Continental Companies                   Financial Consultant
   Director

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY            CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
W. Edwin Jarmain                   Jarmain Group Inc.                      President
   Director                        AXA                                     Director
                                   Equitable Life Assurance Society        Director

Gerald M. Lieberman                ACMC                                    Director/Executive Officer
   Chief Operating Officer

Peter D. Noris                     AXA Financial                           Executive Vice President, Chief
   Director                                                                   Investment Officer

Frank Savage                       Savage Holdings LLC                     Chief Executive Officer
   Director

Peter J. Tobin                     St. John's University                   Special Assistant to the President
   Director                           Tobin College of Business
                                      Administration
                                   AXA                                     Director

Stanley B. Tulin                   AXA                                     Vice Chairman, Chief Financial
   Director                                                                   Officer
                                   Equitable Life Assurance Society        Director, Vice Chairman,
                                                                              Chief Financial Officer

Dave H. Williams                   ACMC                                    Director/Executive Officer
   Chairman Emeritus

Kathleen A. Corbet                 Alliance Fixed Income Investors         CEO
   Executive Vice President

Lorie Slutsky                      The New York Community Trust            Director
   Director

Andrew Adelson                                       --                                    --
   Senior Vice President &
   Chief Investment Officer

John Blundin                                         --                                    --
   Executive Vice President

Marilyn Fedak                      ACMC                                    Executive Officer
   Executive Vice President &
   Chief Investment Officer

Thomas S. Hexner                   ACMC                                    Executive Officer
   Executive Vice President

Marc Mayer                         ACMC                                    Executive Officer
   Executive Vice President

James Reilly                       ACMC                                    Executive Officer
   Executive Vice President

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY            CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Paul Rissman                       ACMC                                    Executive Officer
   Executive Vice President

Christopher Toub                   ACMC                                    Executive Officer
   Executive Vice President

Lisa Shalett                       ACMC                                    Executive Officer
   Executive Vice President

David Steyn                        ACMC                                    Executive Officer
   Executive Vice President

ANALYTIC INVESTORS, INC.

     Analytic Investors, Inc. ("Analytic") is a sub-adviser for the Registrant's Large Cap Disciplined Equity Fund. The principal business address of Analytic is 500 South Grand Avenue, 23rd Floor, Los Angeles, California 90071. Analytic is a registered investment adviser under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY            CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Roger G. Clarke                    Ensign Peak Advisors                    President
   Chairman

Scott Powers                       Old Mutual (US) Holdings, Inc.          Chief Executive Officer
   Director                        Old Mutual Asset Managers               Chief Executive Officer
                                      (US) LLC

Marie Nastasi Arlt                                   --                                     --
   Director and Chief
   Operating Officer

Harinda de Silva                                     --                                     --
   Director and President

ARONSON+JOHNSON+ORTIZ, LP

     Aronson+Johnson+Ortiz, LP ("AJO") is a sub-adviser for the Registrant's Large Cap Fund. The principal business address of AJO is 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102. AJO is a registered investment adviser under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY            CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Theodore R. Aronson                                  --                                     --
   Managing Principal
   Portfolio Manager

Kevin M. Johnson                                     --                                     --
   Principal
   Portfolio Manager

Martha E. Ortiz                                      --                                     --
   Principal
   Portfolio Manager

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY            CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Stefani Cranston                                     --                                     --
Principal
Accounting

Paul Dodge                                           --                                     --
   Principal
   Operations

Gina Marie N. Moore                                  --                                     --
   Principal
   Research

Gregory J. Rogers                                    --                                     --
   Principal
   Trading

ARTISAN PARTNERS LIMITED PARTNERSHIP

     Artisan Partners Limited Partnership ("Artisan") is a sub-adviser for the Registrant's Small/Mid Cap Equity and Small Cap Funds. The principal business address of Artisan is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. Artisan is an investment adviser registered under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY            CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Andrew A. Ziegler                  Artisan Distributors LLC                Officer
   Chief Executive Officer

Lawrence A. Totsky                 Artisan Distributors LLC                Officer
   Chief Financial Officer

Carlene M. Ziegler                                   --                                     --
   Portfolio Manager

Janet D. Olsen                     Artisan Distributors LLC                Officer
   General Counsel

BARCLAYS GLOBAL FUND ADVISORS

     Barclays Global Fund Advisors ("BGFA") is a sub-adviser for the Registrant's Large Cap Index, Large Cap Growth Index, Large Cap Value Index and Large Cap Disciplined Equity Funds. The principal business address of BGFA is 45 Fremont Street, San Francisco, California 94105. BGFA is a registered investment adviser under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY            CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Blake Grossman                     Barclays Global Investors, N.A.         Global Co-Chief Executive
   Director, Chairman and CEO                                                 Officer

Andrew Skirton                     Barclays Global Investors, N.A.         Global Co-Chief Executive
   Director                                                                   Officer

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Frank Ryan                         Barclays Global Investors, N.A.         Chief Financial Officer
   Chief Financial Officer

Richard Ricci                      Barclays Global Investors, N.A.         Chief Operating Officer
   Director and Chief
   Operating Officer

BLACKROCK ADVISORS, INC.

     BlackRock Advisors, Inc. ("BlackRock") is a sub-adviser for the Registrant's Core Fixed Income, Small Cap and Small/Mid Cap Equity Funds. The principal business address of BlackRock is 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock is an investment adviser registered under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Laurence D. Fink                   BlackRock, Inc.                         Chairman & CEO
   Chief Executive Officer         BlackRock Asia Limited                  Chairman, CEO
                                   BlackRock Financial                     Chairman & CEO
                                      Management, Inc.
                                   BlackRock HPB Management,               Director
                                      LLC
                                   BlackRock International, Ltd.           Chairman & CEO
                                   BlackRock Institutional                 CEO
                                      Management Corporation
                                   BlackRock Capital                       CEO
                                      Management, Inc.
                                   BlackRock (Japan), Inc.                 Chairman & CEO
                                   BlackRock Investments, Inc.             Chairman & CEO
                                   BlackRock Funds                         President & Trustee
                                   BlackRock Overseas Investment           Chairman & CEO
                                      Corp.
                                   BlackRock Japan Co., Ltd.               Director
                                   BlackRock Portfolio Holdings,           CEO
                                      Inc.
                                   BlackRock Portfolio Investments,        CEO
                                      LLC
                                   Risk Monitors, Inc.                     Chairman & CEO
                                   Advanced Investment                     Chairman & CEO
                                      Management, Inc.
                                   BlackRock Funding, Inc.                 CEO
                                   BlackRock Japan Holdings, Inc.          CEO
                                   Nomura BlackRock Asset                  Chairman
                                      Management Co., Ltd.
                                   Anthracite Capital, Inc.                Chairman

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
                                   BlackRock's Offshore Funds and          Director
                                      Alternative Investment Vehicles
                                   New York Stock Exchange                 Director

Ralph L. Schlosstein               BlackRock, Inc.                         President & Director
   President and Director          BlackRock International, Ltd.           President & Director
                                   BlackRock Financial                     President & Director
                                      Management, Inc.
                                   BlackRock Institutional                 President & Director
                                      Management Corporation
                                   BlackRock Capital                       President & Director
                                      Management, Inc.
                                   BlackRock (Japan), Inc.                 President & Director
                                   BlackRock Investments, Inc.             Director
                                   BlackRock Closed-End Mutual             Chairman
                                      Funds
                                   BlackRock Provident                     Chairman & President
                                      Institutional Funds
                                   BlackRock Asia Limited                  President & Director
                                   BlackRock HPB Management,               Director
                                      LLC
                                   BlackRock Overseas Investment           President & Director
                                      Corp.
                                   BlackRock Portfolio Holdings,           President & Director
                                      Inc.
                                   BlackRock Portfolio Investments,        President & Director
                                      LLC
                                   Risk Monitors, Inc.                     President & Director
                                   Advanced Investment                     President & Director
                                      Management, Inc.
                                   BlackRock Funding, Inc.                 President & Director
                                   BlackRock Japan Holdings, Inc.          President & Director
                                   Anthracite Capital, Inc.                Director

Robert S. Kapito                   BlackRock, Inc.                         Vice Chairman
   Vice Chairman and Director      BlackRock Financial                     Vice Chairman & Director
                                      Management, Inc.
                                   BlackRock Institutional                 Vice Chairman & Director
                                      Management Corporation
                                   BlackRock (Japan), Inc.                 Vice Chairman & Director
                                   BlackRock's Closed-End Mutual           President & Director
                                      Funds
                                   BlackRock Capital                       Vice Chairman & Director
                                      Management, Inc.

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
                                   BlackRock Overseas Investment           Vice Chairman & Director
                                      Corp.
                                   BlackRock Investments, Inc.             Director
                                   BlackRock Funding, Inc.                 Vice Chairman & Director
                                   BlackRock Japan Holdings, Inc.          Vice Chairman & Director
                                   BlackRock Asia Limited                  Vice Chairman & Director
                                   BlackRock International, Ltd.           Vice Chairman & Director
                                   BlackRock Portfolio Holdings,           Vice Chairman & Director
                                      Inc.
                                   BlackRock Portfolio Investments,        Vice Chairman & Director
                                      LLC
                                   Risk Monitors, Inc.                     Vice Chairman & Director
                                   Advanced Investment                     Vice Chairman & Director
                                      Management, Inc.
                                   Smith Barney Adjustable Rate            President & Director
                                      Government Income Fund
                                   I-Cruise.com, Corp.                     Director

Robert P. Connolly                 BlackRock, Inc.                         Managing Director, General
   Managing Director, General                                                 Counsel & Secretary
   Counsel & Secretary             BlackRock Financial                     Managing Director, General
                                      Management, Inc.                        Counsel & Secretary
                                   BlackRock Institutional                 Managing Director, General
                                      Management Corporation                  Counsel & Secretary
                                   BlackRock Capital                       Managing Director, General
                                      Management, Inc.                        Counsel & Secretary
                                   BlackRock (Japan), Inc.                 Managing Director, General
                                                                              Counsel & Secretary
                                   BlackRock International, Ltd.           General Counsel, Company
                                                                              Secretary & Managing Director
                                   BlackRock Investments, Inc.             General Counsel, Secretary
                                   BlackRock Overseas Investment           Managing Director, General
                                      Corp.                                   Counsel & Secretary
                                   BlackRock Portfolio Holdings,           Managing Director, General
                                      Inc.                                    Counsel & Secretary
                                   BlackRock Portfolio Investments,        Managing Director, General
                                      LLC                                     Counsel & Secretary
                                   Risk Monitors, Inc.                     Managing Director, General
                                                                              Counsel & Secretary
                                   Advanced Investment                     Managing Director, General
                                      Management, Inc.                        Counsel & Secretary
                                   BlackRock Funding, Inc.                 Managing Director, General
                                                                              Counsel & Secretary
                                   BlackRock Japan Holdings, Inc.          Managing Director, General
                                                                              Counsel & Secretary

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Paul L. Audet                      BlackRock, Inc.                         Chief Financial Officer
   Director
                                   BlackRock Financial                     Chief Financial Officer
                                      Management, Inc.
                                   BlackRock Capital                       Director
                                      Management, Inc.
                                   BlackRock (Japan), Inc.                 Chief Financial Officer
                                   BlackRock International, Ltd.           Chief Financial Officer
                                   BlackRock Provident                     Treasurer
                                      Institutional Funds
                                   BlackRock Funds                         Treasurer
                                   BlackRock Overseas Investment           Chief Financial Officer
                                      Corp.
                                   BlackRock Portfolio Holdings,           Director
                                      Inc.
                                   BlackRock Portfolio Investments,        Director
                                      LLC
                                   Risk Monitors, Inc.                     Chief Financial Officer
                                   Advanced Investment                     Chief Financial Officer
                                      Management, Inc.
                                   BlackRock Funding, Inc.                 Director
                                   BlackRock Institutional                 Director
                                      Management Corp.
                                   BlackRock Japan Holdings, Inc.          Director

Laurence Carolan                   BlackRock Capital                       Managing Director & Director
   Managing Director &                Management, Inc.
   Director                        BlackRock Institutional                 Managing Director & Director
                                      Management Corp.
                                   BlackRock Funding, Inc.                 Managing Director & Director
                                   BlackRock Japan Holdings, Inc.          Managing Director & Director
                                   BlackRock, Inc.                         Managing Director
                                   BlackRock Financial                     Managing Director
                                      Management, Inc.
                                   BlackRock (Japan), Inc.                 Managing Director
                                   BlackRock Overseas Investment           Managing Director
                                      Corp.
                                   Risk Monitors, Inc.                     Managing Director
                                   BlackRock Portfolio Holdings,           Managing Director & Director
                                      Inc.
                                   BlackRock Portfolio Investments,        Managing Director & Director
                                      LLC

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Kevin Klingert                     BlackRock Capital                       Managing Director & Director
   Managing Director &                Management, Inc.
   Director                        BlackRock Institutional                 Managing Director & Director
                                      Management Corp.
                                   BlackRock, Inc.                         Managing Director
                                   BlackRock Financial                     Managing Director
                                      Management, Inc.
                                   BlackRock Funding, Inc.                 Managing Director & Director
                                   BlackRock Japan Holdings, Inc.          Managing Director & Director
                                   BlackRock (Japan), Inc.                 Managing Director
                                   BlackRock Overseas Investment           Managing Director
                                      Corp.
                                   Risk Monitors, Inc.                     Managing Director
                                   BlackRock Portfolio Holdings,           Managing Director & Director
                                      Inc.
                                   BlackRock Portfolio Investments,        Managing Director & Director
                                      LLC

John Moran                         BlackRock Capital                       Managing Director, Treasurer &
   Managing Director,                 Management, Inc.                        Director
   Treasurer & Director            BlackRock Funding, Inc.                 Managing Director, Treasurer &
                                                                              Director
                                   BlackRock, Inc.                         Managing Director
                                   BlackRock Investments, Inc.             President
                                   BlackRock Institutional                 Managing Director, Treasurer &
                                      Management Corp.                        Director
                                   BlackRock Japan Holdings, Inc.          Managing Director, Treasurer &
                                                                              Director
                                   BlackRock Financial                     Managing Director
                                      Management, Inc.
                                   BlackRock (Japan), Inc.                 Managing Director
                                   BlackRock Overseas Investment           Managing Director
                                      Corp.
                                   Risk Monitors, Inc.                     Managing Director
                                   BlackRock Portfolio Holdings,           Managing Director, Treasurer &
                                      Inc.                                    Director
                                   BlackRock Portfolio Investments,        Managing Director, Treasurer &
                                      LLC                                     Director

Thomas Nevin                       BlackRock Capital                       Managing Director & Director
   Managing Director &                Management, Inc.
   Director                        BlackRock Institutional                 Managing Director & Director
                                      Management Corp.
                                   BlackRock, Inc.                         Managing Director
                                   BlackRock Financial                     Managing Director
                                      Management, Inc.

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
                                   BlackRock Funding, Inc.                 Managing Director & Director
                                   BlackRock Japan Holdings, Inc.          Managing Director & Director
                                   BlackRock (Japan), Inc.                 Managing Director
                                   BlackRock Overseas Investment           Managing Director
                                      Corp.
                                   Risk Monitors, Inc.                     Managing Director
                                   BlackRock Portfolio Holdings,           Managing Director & Director
                                      Inc.
                                   BlackRock Portfolio Investments,        Managing Director & Director
                                      LLC

Mark Steinberg                     BlackRock Capital                       Managing Director, Director
   Managing Director,                 Management, Inc.
   Director                        BlackRock Institutional                 Managing Director, Director
                                      Management Corp.
                                   BlackRock Japan Holdings, Inc.          Managing Director, Director
                                   BlackRock, Inc.                         Managing Director
                                   BlackRock Financial                     Managing Director
                                      Management, Inc.
                                   BlackRock (Japan), Inc.                 Managing Director
                                   BlackRock Overseas                      Managing Director
                                      Investment Corp.
                                   Risk Monitors, Inc.                     Managing Director
                                   BlackRock Portfolio                     Managing Director, Director
                                      Holdings, Inc.
                                   BlackRock Portfolio                     Managing Director, Director
                                      Investments, LLC

THE BOSTON COMPANY ASSET MANAGEMENT, LLC

     The Boston Company Asset Management, LLC ("The Boston Company") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of The Boston Company is 1 Boston Place, Boston, MA 02108-4402. The Boston Company is a registered investment adviser under the Advisers Act.


        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Francis D. Antin                   Certus Asset Advisors                   Director and Chairman
   Director                           Corporation
                                   Mellon Trust of                         Senior Vice President
                                      New England, N.A.
                                   TBCAM Holdings, LLC                     Director

Corey Griffin                      Boston Safe Deposit and Trust           Senior Vice President
   CEO, Director                   TBCAM Holdings, LCC                     Director

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
                                   The Boston Company Asset                President and CEO
                                      Management, LLC

Stephen Canter                     Dreyfus Corporation                     President, CEO, COO, Director,
   Director                                                                   Chairman of the Board
                                   Dreyfus Investment Advisors, Inc.       Chairman of the Board, Director,
                                                                              President
                                   Dreyfus Trust Company                   Director, Chairman, President,
                                                                              CEO
                                   Newton Management Limited               Director
                                   Franklin Portfolio Associates,          Director
                                      LLC
                                   Franklin Portfolio Holdings, Inc.       Director
                                   TBCAM Holdings, LCC                     Director
                                   Mellon Capital Management               Director
                                      Corp.
                                   Mellon Financial Corp.                  Vice Chairman
                                   Mellon Equity Associates, LLP           Executive Committee
                                   Mellon Bond Associates, LLP             Executive Committee
                                   Founders Asset Management,              Member of Board of Managers
                                      LLC
                                   Standish Mellon Asset                   Board Manager
                                      Management LLC

John Nagorniak                     Franklin Portfolio Holdings LLC         Chairman of the Board, Director
   Director                        Mellon Equity Associates, LLP           Executive Committee
                                   TBCAM Holdings LLC                      Director
                                   Mellon Capital Management               Director
                                      Corp.
                                   Newton Investment                       Director
                                      Management Limited
                                   Standish Mellon Asset                   Member of Board of Managers
                                      Management LLC
                                   Standish Mellon Asset                   Member of Board of Managers
                                      Management Holdings LLC
                                   Mellon HBV Alternative                  Manager
                                      Strategies LLC
                                   Foxstone Financial Inc.                 Director

Ronald O'Hanley                    Mellon Financial Corporation            Vice Chairman
   Director                        Mellon Institutional Asset              President
                                      Management
                                   Mellon Trust of                         Director
                                      New England, N.A.
                                   Newton Asset Management                 Director
                                   Mellon Capital Management               Director

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
                                   Standish Mellon Asset                   Director
                                      Management LLC
                                   Prime Advisors                          Director
                                   Franklin Portfolio Associates           Director
                                   Mellon Equity Associates, LLP           Director
                                   TBCAM Holdings LLC                      Director
                                                                           Director
                                   Mellon Consultants                      Director
                                   Pareto Partners                         Director
                                   Mellon Capital Management               Director
                                      Corp.
                                   Mellon Bank N.A.                        Vice Chairman

David K. Henry                     Boston Safe Deposit & Trust             Senior Vice President
   Senior Vice President              Company
                                   The Dreyfus Corporation                 Portfolio Manager
                                   The Boston Company Asset                Senior Vice President
                                      Management, LLC

Carolyn Kedersha                   The Dreyfus Corporation                 Portfolio Manager
   Senior Vice President           The Boston Company Asset                Senior Vice President
                                      Management, LLC

Marie Stewart                      Mellon Trust of                         Senior Vice President
   Chief Administrative Officer,      New England, N.A.
   Senior Vice President

Richard Watson                     Mellon Trust of                         Senior Vice President
   Senior Vice President              New England, N.A.

David H. Cameron                   Mellon Trust of                         Senior Vice President
   Senior Vice President              New England, N.A.

Peter I. Higgins                   Mellon Trust of                         Senior Vice President
   Director, Vice Chairman            New England, N.A.
                                   The Dreyfus Corporation                 Portfolio Manager

CAPITAL GUARDIAN TRUST COMPANY

     Capital Guardian Trust Company ("CGTC") is a sub-adviser for the Registrant's International Equity and World Equity Ex-US Funds. The principal business address of CGTC is 333 South Hope Street, 55th Floor, Los Angeles, California 90071. CGTC is a registered investment adviser under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Andrew F. Barth                    The Capital Group Companies             Director
   Director and President

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
                                   Capital International Research,         Director, President and Research
                                      Inc.                                 Director
                                   Capital Research and                    Formerly, Director
                                      Management Company
                                   Capital Guardian Research               Formerly, Director and President
                                      Company

Michael D. Beckman                 The Capital Group Companies             Director
   Director, Senior                Capital International Asset             Chief Financial Officer and
   Vice President                     Management (Canada), Inc.               Secretary
                                   Capital Group International, Inc.       Senior Vice President
                                   Capital Guardian Trust                  Director
                                      Company of Nevada
                                   Capital International Asset             Director and President
                                      Management, Inc.
                                   Capital International Financial         Director, President and Treasurer
                                      Services, Inc.
                                   Capital Guardian (Canada), Inc.         Formerly, Treasurer
                                   Capital Guardian Research               Formerly, Treasurer
                                      Company

Michael A. Burik                   Capital International Financial         Vice President and Secretary
   Senior Vice President and          Services, Inc.
   Senior Counsel                  Capital International, Inc.             Senior Vice President and Senior
                                                                              Counsel

Elizabeth A. Burns                                   --                                     --
   Senior Vice President

Scott M. Duncan                                      --                                     --
   Senior Vice President
   Formerly, Vice President

John B. Emerson                    Capital Guardian Trust                  Director, President and Formerly,
   Senior Vice President              Company, a Nevada                       Executive Vice President
                                      Corporation

Michael R. Ericksen                Capital International Limited           Director, President and Formerly,
   Director and Senior                                                        Senior Vice President
   Vice President

Michael A. Felix                   Capital Guardian (Canada), Inc.         Senior Vice President and
   Senior Vice President                                                      Treasurer
   and Treasurer                   Capital International, Inc.             Director and Senior Vice
                                                                              President

David I. Fisher                    Capital International, Inc.             Director, Vice Chairman
   Director, Chairman              Capital International Limited           Director, Vice Chairman

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
                                   Capital Group International,            Director, Chairman
                                      Inc.
                                   Capital International                   Director, President
                                      Limited (Bermuda)
                                   The Capital Group Companies,            Director
                                      Inc.
                                   Capital International Research,         Director
                                      Inc.
                                   Capital Group Research, Inc.            Director
                                   Capital Research and                    Formerly, Director
                                      Management Company

Clive N. Gershon                                     --                                     --
   Senior Vice President

Frederick M. Hughes, Jr.                             --                                     --
   Senior Vice President

Mary M. Humphrey                                     --                                     --
   Senior Vice President

William H. Hurt                    Capital Guardian Trust                  Director, Chairman
   Senior Vice President              Company, a Nevada
   Formerly, Director                 Corporation
                                   Capital Strategy Research, Inc.         Director, Chairman

Peter C. Kelly                     Capital International, Inc.             Director, Senior Vice President,
   Director, Senior Vice                                                      Senior Counsel, Secretary
   President, Senior Counsel       Capital International Emerging          Director
                                      Markets Fund

Charles A. King                    Capital Group International, Inc.       Secretary
   Senior Vice President

Robert G. Kirby                    The Capital Group Companies,            Senior Partner
   Chairman Emeritus                  Inc.

Lianne K. Koeberle                                   --                                     --
   Senior Vice President

Nancy J. Kyle                      Capital Guardian (Canada),              Director, President
   Director, Vice Chair,              Inc.
   Formerly, Senior Vice
   President

Karin L. Larson                    Capital Group Research, Inc.            Director, Chairperson, President
   Director                        Capital International Research,         Director, Chairperson
                                      Inc.
                                   Capital Guardian Research               Formerly, Director and
                                      Company                                 Chairperson

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
                                   The Capital Group Companies,            Formerly, Director
                                      Inc.

James R. Mulally                   Capital International Limited           Senior Vice President
   Director, Senior
   Vice President

Shelby Notkin                      Capital Guardian Trust                  Director
   Director, Senior                   Company, a Nevada
   Vice President                     Corporation

Michael E. Nyeholt                                   --                                     --
   Senior Vice President

Mary M. O'Hern                     Capital International Limited           Senior Vice President
   Senior Vice President           Capital International, Inc.             Senior Vice President

Jeffrey C. Paster                                    --                                     --
   Senior Vice President

Jason M. Pilalas                   Capital International Research,         Senior Vice President
   Director                           Inc.

Paula B. Pretlow                                     --                                     --
   Senior Vice President

George L. Romine, Jr.                                --                                     --
   Senior Vice President

Robert Ronus                       Capital Guardian (Canada), Inc.         Director, Chairman
   Director, Vice Chairman,        The Capital Group Companies,            Director, Non-Executive
   Formerly, President                Inc.                                    Chairman
                                   Capital Group International, Inc.       Director
                                   Capital International, Inc.             Senior Vice President
                                   Capital International Limited           Senior Vice President
                                   Capital International S.A.              Senior Vice President

Theodore R. Samuels                Capital Guardian Trust                  Director
   Director, Senior                   Company, a Nevada
   Vice President                     Corporation

Lionel A. Sauvage                  Capital International, Inc.             Senior Vice President
   Director, Senior                Capital International Research,         Director
   Vice President                     Inc.

John H. Seiter                     The Capital Group Companies             Director
   Director, Executive
   Vice President

Karen L. Sexton                                      --                                     --
   Senior Vice President,
   Formerly, Vice President

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Lawrence R. Solomon                Capital International Research,         Senior Vice President
   Director, Vice President           Inc.
                                   Capital Management Services,            Director
                                      Inc.

Eugene P. Stein                    The Capital Group Companies,            Director
   Director, Vice Chairman,           Inc.
   Formerly, Executive
   Vice President

Andrew P. Stenovec                                   --                                     --
   Executive Vice President,
   Formerly, Senior
   Vice President

Jill A. Sumiyasu                                     --                                     --
   Senior Vice President,
   Formerly, Vice President

Phillip A. Swan                                      --                                     --
   Senior Vice President

Shaw B. Wagener                    The Capital Group Companies,            Director
   Director                           Inc.
                                   Capital International                   Director
                                      Management Company S. A.
                                   Capital International, Inc.             Director, Chairman and Formerly,
                                                                              President
                                   Capital Group International, Inc.       Director, Senior Vice President

Eugene M. Waldron                                    --                                     --
   Senior Vice President

Alan J. Wilson                     Capital International Research,         Director, Executive Vice
   Director, Vice President           Inc.                                    President, Research
                                                                              Director--U.S. and Formerly,
                                                                              Senior Vice President
                                   Capital Research Company                Director

CITIGROUP ASSET MANAGEMENT LIMITED

     Citigroup Asset Management Limited ("Citigroup") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of Citigroup is Citigroup Centre, Canada Square, Canary Wharf, London E14 5LB, United Kingdom. Citigroup is a registered investment adviser under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Linda Davies                                          --                                      --
   General Counsel, European
   Management Committee
   Member

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Michael McElroy                                      --                                     --
   Director, Head of Equity
   Investment and European
   Management Committee
   Member

Christopher Parker                                   --                                     --
   Director, Head of Non-US
   Fixed Income and European
   Management Committee
   Member

John Nestor                        Citigroup Asset Management              Business Head
   Director and Chief                 Europe
   Executive Officer

Margaret Adams                                       --                                     --
   Head of Operations,
   European Management
   Committee Member

Ursula Schliessler                                    --                                      --
   Director, Business Manager
   and European Management
   Committee Member

Paula Marsh                                          --                                     --
   Head of Compliance
   CAM EMEA, European
   Management Committee
   Member

Glenn Galloway                                       --                                     --
   Chief Financial Officer,
   European Management
   Committee Member

Annett Sheridan                                      --                                     --
   Head of Human Resources,
   European Management
   Committee Member

Glenn Berry                                          --                                     --
   Chief Technology Officer,
   CAM EMEA and Asia
   Pacific Committee Member
   European Management
   Committee Member

DAVID J. GREENE AND COMPANY, LLC

     David J. Greene and Company, LLC ("D.J. Greene") is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of D.J. Greene is 599 Lexington Avenue, 12th Floor, New York, NY 10022. D.J. Greene is an investment adviser registered under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Michael C. Greene                                    --                                     --
   Chief Executive Officer,
   Chief Investment Officer

Alan I. Greene                                       --                                     --
   Chairman of Investment
   Committee

Marcia R. Dachs, CPA                                 --                                     --
   Vice President, Chief
   Financial Officer

E. Stephen Walsh                                     --                                     --
   Vice President, Chief
   Administrative Officer

Erwin A. Zeuschner                                   --                                     --
   Senior Vice President,
   Director of Investment
   Management

Robert J. Ravitz, CFA                                --                                     --
   Senior Vice President

Benjamin H. Nahum                                    --                                     --
   Executive Vice President

Jordan F. Posner                                     --                                     --
   Vice President, Co-Director
   of Research

James R. Greene                                      --                                     --
   Senior Vice President

Stanley G. Lee, CFA                                  --                                     --
   Vice President

Clarissa Moore                                       --                                     --
   Director of Client Service &
   Marketing

Jack Estes                                           --                                     --
   Vice President

Pong Chan                                            --                                     --
   Vice President, Director of
   Information Technology

DELAWARE MANAGEMENT COMPANY

     Delaware Management Company, a series of Delaware Management Business Trust, ("DMC") is a sub-adviser for the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address of DMC is One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103. DMC is a registered investment adviser under the Advisers Act.


        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   -----------------------------------
Jude T. Driscoll                   Delaware Management Business            President, CEO, Director,
   President, Chief Executive         Trust                                Trustee
   Officer                         DIAL Holding Company, Inc.              President, CEO, Director, Trustee
                                   Delaware General                        President, CEO, Director, Trustee
                                      Management, Inc.
                                   Delaware Management                     President, CEO, Director, Trustee
                                      Company, Inc.
                                   Delaware Investments Family of          Chairman, President, CEO
                                      Funds
                                   Delaware Management Holdings,           President, CEO, Director/Trustee
                                      Inc.
                                   DMH Corp                                President, CEO, Director/Trustee
                                   Delaware Investments U.S., Inc.         President, CEO, Director/Trustee
                                   Delaware Distributors, Inc.             President, CEO, Director/Trustee
                                   Lincoln National Investment             President, CEO, Director/Trustee
                                      Companies, Inc.
                                   Delaware Investment Advisers            President, CEO
                                   Delaware Capital Management             President, CEO
                                   Delaware Distributors, L.P.             President, CEO, Director, Trustee
                                   Delaware Lincoln Cash                   President
                                      Management
                                   Delaware Service Company, Inc.          President, CEO, Director, Trustee
                                   Retirement Financial Services,          Director
                                      Inc.
                                   LNC Administrative Services             President, CEO, Director, Trustee
                                      Corporation
                                   HYPPCO Finance Company Ltd.             Director
                                   Delaware Investments                    Chairman, Director
                                      Advisers Ltd.
                                   Delaware International                  President/CEO, Director/Trustee
                                      Holdings Ltd.

John C.E. Campbell                 Delaware Investment Advisers            Executive Vice President, Global
   Executive Vice President,                                                  Marketing Sales, Client
   Global Marketing &                                                         Services Product Development,
   Client Services                                                            President Global Institutional
                                                                              Services
                                   Delaware International Advisers         Director
                                      Ltd.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   -----------------------------------
Patrick P. Coyne                   Delaware Management Business            Executive Vice President,
   Executive Vice President,          Trust                                   Managing Director, Chief
   Managing Director, Chief                                                   Investment Officer-Fixed
   Investment Officer-Fixed                                                   Income
   Income                          Delaware Investments Family of          Executive Vice President,
                                      Funds                                   Managing Director, Chief
                                                                              Investment Officer-Fixed
                                                                              Income
                                   Delaware Investment Advisers            Executive Vice President,
                                                                              Managing Director, Chief
                                                                              Investment Officer-Fixed
                                                                              Income
                                   Delaware Capital Management             Executive Vice President,
                                                                              Managing Director, CIO
                                   Delaware Management Holdings,           Executive Vice President,
                                      Inc.                                    Managing Director, CIO
                                   Lincoln National Investment             Executive Vice President,
                                      Companies, Inc.                         Managing Director, CIO
                                   Lincoln National Convertible            President, Director
                                      Securities Fund, Inc.
                                   Lincoln National Income Fund,           President, Director
                                      Inc.

Gerald S. Frey                     Delaware Management Business            Managing Director/CIO-Growth
   Managing Director/                 Trust                                   Investing
   CIO-Growth Investing            Delaware Investment Advisers            Managing Director/CIO-Growth
                                                                              Investing
                                   Delaware Capital Management             Managing Director/CIO-Growth
                                                                              Investing
                                   Delaware Management Holdings,           Managing Director/CIO-Growth
                                      Inc.                                    Investing
                                   Lincoln National Investment             Managing Director/CIO-Growth
                                      Companies, Inc.                         Investing
                                   Delaware Investments Family of          Managing Director/CIO-Growth
                                      Funds                                   Investing

Lisa O. Brinkley                   Delaware Management Business            Senior Vice President,
   Senior Vice President,             Trust                                   Compliance Director
   Compliance Director             Delaware Investment Advisers            Senior Vice President,
                                                                              Compliance Director
                                   Delaware Capital Management             Senior Vice President,
                                                                              Compliance Director
                                   Delaware Lincoln Cash                   Senior Vice President,
                                      Management                              Compliance Director
                                   Delaware Management Holdings,           Senior Vice President,
                                      Inc.                                    Compliance Director

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  -------------------------------------   -----------------------------------
                                   DMH Corp.                               Senior Vice President,
                                                                              Compliance Director
                                   Delaware Management Company,            Senior Vice President,
                                      Inc.                                    Compliance Director
                                   Delaware Service Company, Inc.          Senior Vice President,
                                                                              Compliance Director
                                   Retirement Financial Services,          Senior Vice President,
                                      Inc.                                    Compliance Director
                                   Delaware Distributors, L.P.             Senior Vice President,
                                                                              Compliance Director
                                   Delaware Distributors, Inc.             Senior Vice President,
                                                                              Compliance Director
                                   Delaware General Management,            Senior Vice President,
                                      Inc.                                    Compliance Director
                                   DIAL Holding Company, Inc.              Senior Vice President,
                                                                              Compliance Director
                                   Lincoln National Investment             Senior Vice President,
                                      Companies, Inc.                         Compliance Director
                                   LNC Administrative Services             Senior Vice President,
                                      Corporation                             Compliance Director
                                   Delaware Investments U.S.               Senior Vice President,
                                                                              Compliance Director
                                   Delaware Investments Family of          Senior Vice President,
                                      Funds                                   Compliance Director
                                   Delaware Management Trust               Senior Vice President,
                                      Company                                 Compliance Director,
                                                                              Assistant Secretary

Joseph H. Hastings                 Delaware Management Business            Executive Vice President, Interim
   Executive Vice President,          Trust                                   Chief Financial Officer,
   Interim Chief Financial                                                    Treasurer, Controller
   Officer, Treasurer, Controller  Delaware Lincoln Cash                   Executive Vice President, Interim
                                      Management                              Chief Financial Officer,
                                                                              Treasurer, Controller
                                   Delaware Capital Management             Executive Vice President, Interim
                                                                              Chief Financial Officer,
                                                                              Treasurer, Controller
                                   Delaware Management Holdings,           Executive Vice President, Interim
                                      Inc.                                    Chief Financial Officer,
                                                                              Treasurer, Controller
                                   DMH Corp.                               Executive Vice President, Interim
                                                                              Chief Financial Officer,
                                                                              Treasurer, Controller
                                   Delaware Management Company,            Executive Vice President, Interim
                                      Inc.                                    Chief Financial Officer,
                                                                              Treasurer, Controller

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   -----------------------------------
                                   Delaware Service Company, Inc.          Executive Vice President, Interim
                                                                              Chief Financial Officer,
                                                                              Treasurer, Controller
                                   Delaware Distributors, L.P.             Executive Vice President
                                   Delaware Distributors, Inc.             Executive Vice President
                                   Delaware General Management,            Executive Vice President, Interim
                                      Inc.                                    Chief Financial Officer,
                                                                              Treasurer, Controller
                                   Delaware Investments U.S., Inc.         Executive Vice President, Interim
                                                                              Chief Financial Officer,
                                                                              Treasurer, Controller
                                   DIAL Holding Company, Inc.              Executive Vice President, Interim
                                                                              Chief Financial Officer,
                                                                              Treasurer, Controller
                                   Lincoln National Investment             Executive Vice President, Interim
                                      Companies, Inc.                         Chief Financial Officer,
                                                                              Treasurer, Controller
                                   LNC Administrative Services             Executive Vice President, Interim
                                      Corporation                             Chief Financial Officer,
                                                                              Treasurer, Controller
                                   Delaware Management Trust               Executive Vice President, Chief
                                      Company                                 Financial Officer, Treasurer,
                                                                              Director
                                   Retirement Financial Services,          Executive Vice President, Chief
                                      Inc.                                    Financial Officer
                                   Delaware Management Trust               Executive Vice President, Chief
                                      Company                                Financial Officer, Treasurer,
                                                                             Director
                                   Delaware International                  Executive Vice President, Interim
                                      Holdings Ltd.                           Chief Financial Officer
                                   Delaware Investment Advisors            Executive Vice President, Interim
                                                                              Chief Financial Officer,
                                                                              Controller
                                   Delaware Investments Family of          Executive Vice President,
                                      Funds                                   Chief Financial Officer

Joanne O. Hutcheson                Delaware Management Business            Executive Vice President, Chief
   Executive Vice President,          Trust                                   Operating Officer
   Chief Operating Officer         Delaware Investment Advisers            Executive Vice President, Chief
                                                                              Operating Officer
                                   Delaware Capital Management             Executive Vice President, Chief
                                                                              Operating Officer
                                   Delaware Lincoln Cash                   Executive Vice President, Chief
                                   Management                                 Operating Officer
                                   Delaware Management                     Executive Vice President, Chief
                                      Holdings, Inc.                          Operating Officer

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   -----------------------------------
                                   DMH Corp.                               Executive Vice President, Chief
                                                                              Operating Officer
                                   Delaware Management Company,            Executive Vice President, Chief
                                      Inc.                                    Operating Officer
                                   Delaware Service Company, Inc.          Executive Vice President, Chief
                                                                              Operating Officer, Director
                                   Retirement Financial Services,          Executive Vice President, Chief
                                      Inc.                                    Operating Officer, Director
                                   Delaware Management Trust               Senior Vice President, Human
                                      Company                                 Resources
                                   Delaware Distributors, L.P.             Executive Vice President
                                   Delaware Distributors, Inc.             Executive Vice President
                                   Delaware General Management,            Executive Vice President, Chief
                                      Inc.                                    Operating Officer
                                   Delaware Investments U.S., Inc.         Executive Vice President, Chief
                                                                              Operating Officer
                                   DIAL Holding Company, Inc.              Executive Vice President, Chief
                                                                              Operating Officer
                                   Lincoln National Investment             Executive Vice President, Chief
                                      Companies, Inc.                         Operating Officer
                                   LNC Administrative Services             Executive Vice President, Chief
                                      Corporation                             Operating Officer, Director
                                   Delaware Investments Family of          Senior Vice President, Human
                                      Funds                                   Resources
                                   Delaware International Holdings,        Executive Vice President, Chief
                                      Inc.                                    Operating Officer

Richelle S. Maestro                Delaware Investment Advisers            Executive Vice President, General
   Executive Vice President,                                                  Counsel, Secretary
   General Counsel,                Delaware Lincoln Cash                   Executive Vice President, General
   Secretary                          Management                              Counsel, Secretary
                                   Delaware Management                     Executive Vice President, General
                                      Holdings, Inc.                          Counsel, Secretary, Director,
                                                                              Trustee
                                   DMH Corp., Inc.                         Executive Vice President, General
                                                                              Counsel, Secretary, Director,
                                                                              Trustee
                                   Delaware Management Trust               Senior Vice President, General
                                      Company                                 Counsel, Secretary
                                   Delaware Management Business            Senior Vice President, General
                                      Trust                                   Counsel, Secretary, Director,
                                                                              Trustee
                                   Lincoln National Investment             Executive Vice President, General
                                      Companies, Inc.                         Counsel, Secretary, Director,
                                                                              Trustee

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   -----------------------------------
                                   DIAL Holding Company                    Executive Vice President, General
                                                                              Counsel, Secretary, Director,
                                                                              Trustee
                                   Delaware Investments U.S., Inc.         Executive Vice President, General
                                                                              Counsel, Secretary, Director,
                                                                              Trustee
                                   Delaware General Management,            Executive Vice President, General
                                      Inc.                                    Counsel, Secretary, Director,
                                                                              Trustee
                                   Delaware Management Company,            Executive Vice President, General
                                      Inc.                                    Counsel, Secretary, Director,
                                                                              Trustee
                                   Delaware Service Company, Inc.          Executive Vice President, General
                                                                              Counsel, Secretary, Director,
                                                                              Trustee
                                   Retirement Financial Services,          Executive Vice President, General
                                      Inc.                                    Counsel, Secretary, Director,
                                                                              Trustee
                                   LNC Administrative Services             Executive Vice President, General
                                      Corporation                             Counsel, Secretary
                                   Delaware Investments Family of          Executive Vice President, General
                                      Funds                                   Counsel, Secretary, Director,
                                                                              Trustee
                                   Delaware International                  Executive President, Deputy
                                      Holdings Ltd.                           General Counsel, Director
                                   Delaware Distributors, Inc.             Executive Vice President, General
                                                                              Counsel, Secretary, Director,
                                                                              Trustee,
                                   Delaware Capital Management             Executive Vice President, General
                                                                              Counsel, Secretary,
                                   Delaware Distributors, L.P.             Senior Vice President, General
                                                                              Counsel, Secretary, Director,
                                                                              Trustee
                                   Tri-R Associates                        General Partner

David F. Connor                    Delaware Management Business            Vice President, Deputy General
   Vice President, Deputy             Trust                                   Counsel, Assistant Secretary
   General Counsel, Assistant      Delaware Investment Advisers            Vice President, Deputy General
   Secretary                                                                  Counsel, Assistant Secretary
                                   Delaware Lincoln Cash                   Vice President, Deputy General
                                      Management                              Counsel, Assistant Secretary
                                   Delaware Capital Management             Vice President, Deputy General
                                                                              Counsel, Assistant Secretary
                                   Delaware Management                     Vice President, Deputy General
                                      Holdings, Inc.                          Counsel, Assistant Secretary

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   -----------------------------------
                                   DMH Corp.                               Vice President, Deputy General
                                                                              Counsel, Assistant Secretary
                                   DIAL Holding Company, Inc.              Vice President, Deputy General
                                                                              Counsel, Assistant Secretary
                                   Delaware Investments U.S., Inc.         Vice President, Deputy General
                                                                              Counsel, Assistant Secretary
                                   Delaware Management Company,            Vice President, Deputy General
                                      Inc.                                    Counsel, Assistant Secretary
                                   Delaware Service Company, Inc.          Vice President, Deputy General
                                                                              Counsel, Assistant Secretary
                                   Retirement Financial Services,          Vice President, Deputy General
                                      Inc.                                    Counsel, Assistant Secretary
                                   Delaware Management Trust               Vice President, Deputy General
                                      Company                                 Counsel, Assistant Secretary
                                   Delaware Distributors, L.P.             Vice President, Deputy General
                                                                              Counsel, Assistant Secretary
                                   Delaware Distributors, Inc.             Vice President, Deputy General
                                                                              Counsel, Assistant Secretary
                                   Delaware General Management,            Vice President, Deputy General
                                      Inc.                                    Counsel, Assistant Secretary
                                   Lincoln National Investment             Vice President, Deputy General
                                      Companies, Inc.                         Counsel, Assistant Secretary
                                   LNC Administrative Services             Vice President, Deputy General
                                      Corporation                             Counsel, Assistant Secretary
                                   Delaware Investments Family of          Vice President, Deputy General
                                      Funds                                   Counsel, Assistant Secretary
                                   Lincoln National Income Fund,           Secretary
                                      Inc.
                                   Lincoln National Convertible            Secretary
                                      Securities Fund, Inc.

David P. O'Connor                  Delaware Management Business            Vice President, Associate
   Vice President, Associate          Trust                                   General Counsel, Assistant
   General Counsel, Assistant                                                 Secretary
   Secretary                       Delaware Investment Advisers            Vice President, Associate General
                                                                              Counsel, Assistant Secretary
                                   Delaware Lincoln Cash                   Vice President, Associate General
                                      Management                              Counsel, Assistant Secretary
                                   Delaware Capital Management             Vice President, Associate General
                                                                              Counsel, Assistant Secretary
                                   Delaware Management Holdings,           Vice President, Associate General
                                      Inc.                                    Counsel, Assistant Secretary
                                   DMH Corp.                               Vice President, Associate General
                                                                              Counsel, Assistant Secretary
                                   Delaware Management Company,            Vice President, Associate General
                                      Inc.                                    Counsel, Assistant Secretary

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   -----------------------------------
                                   Delaware Service Company Inc.           Vice President, Associate General
                                                                              Counsel, Assistant Secretary
                                   Retirement Financial Services,          Vice President, Associate General
                                      Inc.                                    Counsel, Assistant Secretary
                                   Delaware Distributors, L.P.             Vice President, Associate General
                                                                              Counsel, Assistant Secretary
                                   Delaware Distributors, Inc.             Vice President, Associate General
                                                                              Counsel, Assistant Secretary
                                   Delaware General Management,            Vice President, Associate General
                                      Inc.                                    Counsel, Assistant Secretary
                                   Delaware Investments U.S., Inc.         Vice President, Associate General
                                                                              Counsel, Assistant Secretary
                                   DIAL Holding Company, Inc.              Vice President, Associate General
                                                                              Counsel, Assistant Secretary
                                   Lincoln National Investment             Vice President, Associate General
                                      Companies, Inc.                         Counsel, Assistant Secretary
                                   LNC Administrative Services             Vice President, Associate General
                                      Corporation                             Counsel, Assistant Secretary
                                   Delaware Investments Family of          Vice President, Associate General
                                      Funds                                   Counsel, Assistant Secretary

Kevin S. Lee                       Delaware Management Business            Vice President, Assistant
   Vice President, Assistant          Trust                                   Controller
   Controller                      Delaware Investment Advisers            Vice President, Assistant
                                                                              Controller
                                   Delaware Lincoln Cash                   Vice President, Assistant
                                      Management                              Controller
                                   Delaware Capital Management,            Vice President, Assistant
                                      Inc.                                    Controller
                                   Delaware Management Holdings,           Vice President, Assistant
                                      Inc.                                   Controller
                                   DMH Corp.                               Vice President, Assistant
                                                                              Controller
                                   DIAL Holding Company, Inc.              Vice President, Assistant
                                                                              Controller
                                   Delaware Investments U.S., Inc.         Vice President, Assistant
                                                                              Controller
                                   Delaware Management Company,            Vice President, Assistant
                                      Inc.                                    Controller
                                   Delaware Service Company, Inc.          Vice President, Assistant
                                                                              Controller
                                   Retirement Financial Services,          Vice President, Assistant
                                      Inc.                                    Controller
                                   Delaware Management Trust               Vice President, Assistant
                                      Company                                 Controller
                                   Delaware Distributors, L.P.             Vice President, Assistant
                                                                              Controller

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   -----------------------------------
                                   Delaware Distributors, Inc.             Vice President, Assistant
                                                                              Controller
                                   Delaware General Management,            Vice President, Assistant
                                      Inc.                                    Controller
                                   Lincoln National Investment             Vice President, Assistant
                                      Companies, Inc.                         Controller
                                   LNC Administrative Services             Vice President, Assistant
                                      Corporation                             Controller

Brian L. Murray. Jr.               Delaware Management Business            Vice President, Associate General
   Vice President, Associate          Trust                                   Counsel, Assistant Secretary
   General Counsel, Assistant
   Secretary                       Delaware Investment Advisers            Vice President, Associate General
                                                                              Counsel, Assistant Secretary
                                   Delaware Capital Management             Vice President, Associate General
                                                                              Counsel, Assistant Secretary
                                   Delaware Service Company,               Vice President, Associate General
                                      Inc.                                    Counsel, Assistant Secretary
                                   Delaware Distributors, Inc.             Vice President, Associate General
                                                                              Counsel, Assistant Secretary
                                   Retirement Financial Services,          Vice President, Associate General
                                      Inc.                                    Counsel, Assistant Secretary
                                   Delaware Distributors, L.P.             Vice President, Associate General
                                                                              Counsel, Assistant Secretary
                                   Delaware Investments Family of          Vice President, Associate General
                                      Funds                                   Counsel, Assistant Secretary

Richard Salus                      Delaware Management Business            Vice President, Assistant
   Vice President, Deputy             Trust                                  Controller
   Controller                      Delaware Investment Advisers            Vice President, Deputy Controller
                                   Delaware Lincoln Cash                   Vice President, Deputy Controller
                                      Management
                                   Delaware Capital Management             Vice President, Deputy Controller
                                   Delaware Management Holdings,           Vice President, Deputy Controller
                                      Inc.
                                   DMH Corp.                               Vice President, Deputy Controller
                                   Delaware Management Company,            Vice President, Deputy Controller
                                      Inc.
                                   Delaware Service Company, Inc.          Vice President, Assistant
                                                                              Controller
                                   Retirement Financial Service, Inc.      Vice President, Assistant
                                                                              Controller
                                   Delaware Management Trust               Vice President, Assistant
                                      Company                                 Controller
                                   Delaware Distributors, L.P.             Vice President, Assistant
                                                                              Controller

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   -----------------------------------
                                   Delaware Distributors, Inc.             Vice President, Assistant
                                                                              Controller
                                   Delaware International Holdings         Vice President, Assistant
                                      Ltd.                                    Controller
                                   Delaware General Management,            Vice President, Deputy Controller
                                      Inc.
                                   Delaware Investments U.S., Inc.         Vice President, Deputy Controller
                                   DIAL Holding Company, Inc.              Vice President, Deputy Controller
                                   Lincoln National Investment             Vice President, Deputy Controller
                                      Companies, Inc.
                                   LNC Administrative Services             Vice President, Deputy Controller
                                      Corporation

Richard D. Seidel                  Delaware Investment Advisers            Vice President, Assistant
   Vice President, Assistant                                                  Controller, Manager-Payroll
   Controller, Manager-Payroll     Delaware Lincoln Cash                   Vice President, Assistant
                                      Management                              Controller, Manager-Payroll
                                   Delaware Investments U.S., Inc.         Vice President, Assistant
                                                                              Controller, Manager-Payroll
                                   Delaware General Management,            Vice President, Assistant
                                      Inc.                                    Controller, Manager-Payroll
                                   Delaware Distributors, Inc.             Vice President, Assistant
                                                                              Controller, Manager-Payroll
                                   Delaware Management Business            Vice President, Assistant
                                      Trust                                   Controller, Manager-Payroll
                                   Retirement Financial Services,          Vice President, Assistant
                                      Inc.                                    Controller, Manager-Payroll
                                   Lincoln Investment Companies,           Vice President, Assistant
                                      Inc.                                    Controller, Manager-Payroll
                                   LNC Administrative Services             Vice President, Assistant
                                      Corporation                             Controller, Manager-Payroll
                                   Delaware Capital Management             Vice President, Assistant
                                                                              Treasurer
                                   Delaware Management Holdings,           Vice President, Assistant
                                      Inc.                                   Treasurer
                                   DMH Corp.                               Vice President, Assistant
                                                                              Treasurer
                                   DIAL Holding Company, Inc.              Vice President, Assistant
                                                                              Treasurer
                                   Delaware Service Company, Inc.          Vice President, Assistant
                                                                              Treasurer
                                   Delaware Distributors, L.P.             Vice President, Assistant
                                                                              Treasurer

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   -----------------------------------
Joel A. Ettinger                   Delaware Investment Advisers            Vice President, Taxation
   Vice President, Taxation        Delaware Lincoln Cash                   Vice President, Taxation
                                      Management
                                   Delaware Capital Management,            Vice President, Taxation
                                      Inc.
                                   Delaware Management                     Vice President, Taxation
                                      Holdings, Inc.
                                   DMH Corp.                               Vice President, Taxation
                                   DIAL Holding Company, Inc.              Vice President, Taxation
                                   Delaware Investments U.S., Inc.         Vice President, Taxation
                                   Delaware Management Company,            Vice President, Taxation
                                      Inc.
                                   Delaware Service Company,               Vice President, Taxation
                                      Inc.
                                   Retirement Financial Services,          Vice President, Taxation
                                      Inc.
                                   Delaware Distributors, L.P.             Vice President, Taxation
                                   Delaware Distributors, Inc.             Vice President, Taxation
                                   Delaware General Management,            Vice President, Taxation
                                      Inc.
                                   Delaware Management Business            Vice President, Taxation
                                      Trust
                                   Lincoln National Investment             Vice President, Taxation
                                      Companies, Inc.
                                   LNC Administrative Services             Vice President, Taxation
                                      Corporation
                                   Delaware Investments Family of          Vice President, Taxation
                                      Funds

Douglas L. Anderson                Delaware Service Company, Inc.          Senior Vice President, Operations
   Senior Vice President,          Delaware Distributors, L.P.             Senior Vice President, Operations
   Operations                      Delaware Distributors, Inc.             Senior Vice President, Operations
                                   Retirement Financial Services,          Senior Vice President, Operations
                                      Inc.
                                   Delaware Management Trust               Senior Vice President, Operations,
                                      Company                                 Director

Robert R. Arnold                   Delaware Investment Advisers            Senior Vice President, Senior
   Senior Vice President,                                                     Portfolio Manager
   Senior Portfolio Manager        Delaware Capital Management             Senior Vice President, Senior
                                                                              Portfolio Manager
                                   Delaware Investments Family of          Senior Vice President, Senior
                                   Funds                                   Portfolio Manager

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   -----------------------------------
Marshall T. Bassett                Delaware Investment Advisers            Senior Vice President, Senior
   Senior Vice President,                                                     Portfolio Manager
   Portfolio Manager               Delaware Investments Family of          Senior Vice President, Senior
                                      Funds                                   Portfolio Manager

Christopher S. Beck                Delaware Investment Advisers            Senior Vice President, Senior
   Senior Vice President,                                                     Portfolio Manager
   Senior Portfolio Manager        Delaware Capital Management             Senior Vice President, Senior
                                                                              Portfolio Manager
                                   Delaware Investments Family of          Senior Vice President, Senior
                                      Funds                                   Portfolio Manager

Michael P. Bishof                  Delaware Capital Management             Senior Vice President, Investment
   Senior Vice President,                                                    Accounting
   Investment Accounting           Delaware Service Company, Inc.          Senior Vice President, Investment
                                                                              Accounting
                                   Delaware Distributors, L.P.             Senior Vice President, Investment
                                                                              Accounting
                                   Delaware Investment Advisers            Senior Vice President, Treasurer,
                                                                              Investment Accounting
                                   Delaware International                  Senior Vice President, Manager of
                                      Advisers Ltd.                           Investment Accounting
                                   Delaware Investments Family of          Senior Vice President, Treasurer
                                      Funds
                                   Lincoln National Income Fund,           Chief Financial Officer
                                      Inc.
                                   Lincoln National Convertible            Chief Financial Officer
                                      Securities Fund, Inc.

Ryan K. Brist                      Delaware Investment Advisers            Senior Vice President, Senior
   Senior Vice President,                                                     Portfolio Manager
   Senior Portfolio Manager        Delaware Investments Family of          Senior Vice President, Senior
                                      Funds                                   Portfolio Manager
                                   Lincoln National Income Fund,           Vice President
                                      Inc.

Timothy G. Connors                 Delaware Management Business            Senior Vice President, Chief
   Senior Vice President,             Trust                                   Investment Officer-Value
   Chief Investment                                                           Investing
   Officer-Value Investing         Delaware Investments Family of          Senior Vice President, Chief
                                      Funds                                   Investment Officer-Value
                                                                              Investing
                                   Delaware Investment Advisers            Senior Vice President, Chief
                                                                              Investment Officer-Value
                                                                              Investing
                                   Delware Management Holdings,            Senior Vice President, Chief
                                   Inc.                                       Investment Officer-Value
                                                                              Investing

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   -----------------------------------
                                   Lincoln National Investments            Senior Vice President, Chief
                                      Companies, Inc.                         Investment Officer-Value
                                                                              Investing

Nancy M. Crouse                    Delaware Investment Advisers            Senior Vice President, Senior
   Senior Vice President,                                                     Portfolio Manager
   Senior Portfolio Manager        Delaware Investments Family of          Senior Vice President, Senior
                                      Funds                                   Portfolio Manager

George E. Deming                   Delaware Investment Advisers            Senior Vice President, Senior
   Senior Vice President,                                                     Portfolio Manager
   Senior Portfolio Manager        Delaware Investments Family of          Senior Vice President, Senior
                                      Funds                                   Portfolio Manager
                                   Delaware International Advisers         Director
                                      Ltd.

John B. Fields                     Delaware Investment Advisers            Senior Vice President, Senior
   Senior Vice President,                                                     Portfolio Manager
   Senior Portfolio Manager        Delaware Investments Family of          Senior Vice President, Senior
                                      Funds                                   Portfolio Manager
                                   Delaware Management Business            Trustee
                                      Trust

John A. Heffern                    Delaware Investment Advisers            Senior Vice President, Portfolio
   Senior Vice President,                                                     Manager
   Portfolio Manager               Delaware Investments Family of          Senior Vice President, Senior
                                      Funds                                   Portfolio Manager

Susan L. Natalini                  Delaware Investment Advisers            Senior Vice President, Global
   Senior Vice President,                                                     Marketing & Client Services
   Global Marketing &
   Client Services

Michael S. Morris                  Delaware Investment Advisers            Vice President, Portfolio Manager
   Vice President, Portfolio       Delaware Investments Family of          Vice President, Senior Equity
   Manager                            Funds                                   Analyst

John J. O'Connor                   Delaware Service Company, Inc.          Senior Vice President, Investment
   Senior Vice President,                                                     Accounting
   Investment Accounting           Delaware Investment Advisers            Senior Vice President, Investment
                                                                              Accounting, Assistant Treasurer

                                   Delaware Investments Family of          Senior Vice President, Assistant
                                      Funds                                   Treasurer

Timothy L. Rabe                    Delaware Investment Advisers            Senior Vice President, Senior
   Senior Vice President,                                                     Portfolio Manager
   Senior Portfolio Manager        Delaware Investments Family of          Senior Vice President, Senior
                                      Funds                                   Portfolio Manager

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   -----------------------------------
Paul M. Ross                       Delaware Investment Advisers            Senior Vice President, Global
   Senior Vice President,                                                     Marketing & Client Services
   Global Marketing &
   Client Services

James L. Shields                   Delaware Investment Advisers            Senior Vice President, Chief
   Senior Vice President,                                                     Information Officer
   Chief Information Officer       Delaware Capital Management             Senior Vice President, Chief
                                                                              Information Officer
                                   Delaware Service Company, Inc.          Senior Vice President, Chief
                                                                              Information Officer
                                   Retirement Financial Services,          Senior Vice President, Chief
                                      Inc.                                    Information Officer
                                   Delaware Distributors, L.P.             Senior Vice President, Chief
                                                                              Information Officer

David Starer                       Delaware Investment Advisers            Senior Vice President, Portfolio
   Senior Vice President,                                                     Manager, Senior Equity Analyst
   Portfolio Manager, Senior       Delaware Investments Family             Senior Vice President, Portfolio
   Equity Analyst                     of Funds                                Manager, Senior Equity Analyst

Ward W. Tatge                      Delaware Investment Advisers            Senior Vice President, Director
   Senior Vice President,                                                     of Fixed Income Research
   Director of Fixed Income        Delaware Investment Family              Senior Vice President, Director
   Research                           of Funds                                of Fixed Income Research

Gary T. Abrams                     Delaware Investment Advisers            Vice President, Equity Trader
   Vice President,
   Equity Trader

Christopher S. Adams               Delaware Investment Advisers            Vice President, Senior Equity
   Vice President, Portfolio                                                  Analyst I
   Manager, Senior Equity          Delaware Investments Family of          Vice President, Portfolio
   Analyst                            Funds                                   Manager, Senior Equity Analyst

Damon J. Andres                    Delaware Investment Advisers            Vice President, Portfolio Manager
   Vice President, Senior Fixed    Delaware Investments Family of          Vice President, Senior Portfolio
   Income Portfolio Manager I         Funds                                   Manager
                                   Lincoln National Convertible            Vice President
                                      Securities Fund, Inc.

Joseph Baxter                      Delaware Investment Advisers            Vice President, Portfolio Manager
   Vice President,                 Delaware Investments Family of          Vice President, Portfolio Manager
   Portfolio Manager                  Funds

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   -----------------------------------
Richard E. Biester                 Delaware Investment Advisers            Vice President, Equity Trader
   Vice President,
   Equity Trader

Vincent A. Brancaccio              Delaware Investment Advisers            Vice President, Senior Equity
   Vice President,                                                            Trader
   Senior Equity Trader

Michael P. Buckley                 Delaware Investment Advisers            Vice President, Portfolio
   Vice President,                                                            Manager, Director of Municipal
   Portfolio Manager,                                                         Research
   Director of Municipal           Delaware Investments Family of          Vice President, Portfolio
   Research                           Funds                                   Manager, Senior Municipal
                                                                              Bond Analyst

MaryEllen M. Carrozza              Delaware Investment Advisers            Vice President, Client Services
   Vice President,                 Delaware General Management,            Vice President, Client Services
   Client Services                    Inc.
                                   Delaware Investments Family of          Vice President, Client Services
                                      Funds

Stephen R. Cianci                  Delaware Investment Advisers            Senior Vice President, Senior
   Senior Vice President,                                                     Portfolio Manager
   Senior Portfolio Manager        Delaware Investments Family of          Senior Vice President, Senior
                                      Funds                                   Portfolio Manager
                                   Delaware Capital Management             Vice President, Portfolio Manager

Scott E. Decatur                   Delaware Investment Advisers            Vice President, Senior Equity
   Vice President, Senior                                                     Analyst
   Equity Analyst                  Delaware Investments Family of          Vice President, Senior Equity
                                      Funds                                   Analyst

Joseph F. DeMichele                Delaware Investment Advisers            Vice President, Senior High
   Vice President, High Grade                                                 Grade Trading
   Trading

Phoebe W. Figland                  Delaware Service Company, Inc.          Vice President, Investment
   Vice President,                                                            Accounting
   Investment Accounting           Delaware Investments Family of          Vice President, Investment
                                      Funds                                   Accounting

Joseph Fiorilla                    Delaware Investment Advisers            Vice President, Trading
   Vice President,                                                            Operations
   Trading Operations

Charles E. Fish                    Delaware Investment Advisers            Vice President, Senior Equity
   Vice President,                                                            Trader
   Senior Equity Trader

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   -----------------------------------
Clifford M. Fisher                 Delaware Investment Advisers            Vice President, Senior Bond
   Vice President, Senior                                                     Trader
   Bond Trader

Denise A. Franchetti               Delaware Investment Advisers            Vice President, Portfolio
   Vice President,                                                            Manager, Municipal Bond
   Portfolio Manager,                                                         Credit Analyst
   Municipal Bond Credit           Delaware Investments Family of          Vice President, Portfolio
   Analyst                            Funds                                   Manager, Municipal Bond
                                                                              Credit Analyst

Brian Funk                         Delaware Investment Advisers            Vice President, High Yield
   Vice President,                                                            Analyst
   High Yield Analyst              Delaware Investments Family of          Vice President, High Yield
                                      Funds                                   Analyst

James A. Furgele                   Delaware Investment Advisers            Vice President, Investment
   Vice President,                                                            Accounting
   Investment Accounting           Delaware Service Company, Inc.          Vice President, Investment
                                                                              Accounting
                                   Delaware Investments Family of          Vice President, Investment
                                      Funds                                   Accounting

Brent C. Garrells                  Delaware Investment Advisers            Vice President, High Yield
   Vice President,                                                            Analyst
   High Yield Analyst              Delaware Investments Family of          Vice President, High Yield
                                      Funds                                   Analyst

Stuart M. George                   Delaware Investment Advisers            Vice President, Equity Trader
   Vice President,
   Equity Trader

Robert E. Ginsberg                 Delaware Investment Advisers            Vice President, Portfolio
   Vice President, Porfolio                                                   Manager, Senior Equity
   Manager, Senior Equity                                                     Analyst
   Analyst                         Delaware Investments Family of          Vice President, Portfolio
                                                                              Manager, Senior Equity
                                      Funds                                   Analyst

Barry Gladstein                    Delaware Investment Advisers            Vice President, Portfolio Analyst
   Vice President,                 Delaware Capital Management             Vice President, Equity Analyst
   Portfolio Analyst               Delaware Investments Family of          Vice President, Equity Analyst
                                      Funds

Paul Grillo                        Delaware Investment Advisers            Vice President, Senior Portfolio
   Vice President, Senior                                                     Manager
   Portfolio Manager               Delaware Capital Management             Vice President, Portfolio Manager
                                   Delaware Investments Family of          Vice President, Senior Portfolio
                                      Funds                                   Manager

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Brian T. Hannon                    Delaware Investment Advisers            Vice President, Equity Analyst
   Vice President,                 Delaware Investments Family of          Vice President, Equity Analyst
   Equity Analyst                     Funds

Jonathan Hatcher                   Delaware Investment Advisers            Vice President, Senior High Yield
   Vice President, Senior                                                     Analysis
   High Yield Trader

Jeffrey W. Hynoski                 Delaware Investment Advisers            Vice President, Portfolio Manager
   Vice President,                 Delaware Investments Family of          Vice President, Portfolio
   Portfolio Manager                  Funds                                   Manager

Cynthia Isom                       Delaware Investment Advisers            Vice President, Portfolio Manager
   Vice President,                 Delaware Investments Family of          Vice President, Portfolio Manager
   Portfolio Manager                  Funds

Audrey E. Kohart                   Delaware Investment Advisers            Vice President, Assistant
   Vice President, Assistant                                                  Controller-Corporate
   Controller-Corporate                                                       Accounting
   Accounting

Steven T. Lampe                    Delaware Investment Advisers            Vice President, Portfolio Manager
   Vice President,                 Delaware Capital Management             Vice President, Portfolio Manager
   Portfolio Manager               Delaware Investments Family of          Vice President, Portfolio Manager
                                      Funds

Andrew M. McCullagh, Jr.           Delaware Investment Advisers            Vice President, Senior Portfolio
   Vice President, Senior                                                     Manager
   Portfolio Manager               Delaware Investments Family of          Vice President, Senior Portfolio
                                      Funds                                   Manager

Francis X. Morris                  Delaware Investment Advisers            Senior Vice President, Senior
   Director-Fundamental                                                       Portfolio Manager
   Research, Senior                Delaware General Management,            Vice President, Senior Portfolio
   Portfolio Manager                  Inc.                                    Manager
                                   Delaware Investments Family of          Senior Vice President, Senior
                                      Funds                                   Portfolio Manager
                                   Delaware Capital Management             Vice President, Senior Equity
                                                                              Analyst

John R. Murray                                      --                                     --
   Vice President, Senior
   Equity Analyst

Philip O. Obazee                   Delaware Investment Advisers            Vice President, Derivatives
   Vice President,                                                            Manager
   Derivatives Manager             Delaware Investments Family of          Vice President, Derivatives
                                      Funds                                   Manager

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Kevin C. Schildt                   Delaware Investment Advisers            Vice President, Senior Municipal
   Vice President, Senior                                                     Credit Analyst
   Municipal Credit Analyst        Delaware Investments Family of          Vice President, Senior Research
                                      Funds                                   Analyst

Brenda L. Sprigman                 Delaware Investment Advisers            Vice President, Business
   Vice President, Business                                                   Manager-Fixed Income
   Manager-Fixed Income

Matthew J. Stephens                Delaware Investment Advisers            Vice President, Senior High
   Vice President, Senior                                                     Grade Analyst
   High Grade Analyst              Delaware Investments Family of          Vice President, Senior High
                                      Funds                                   Grade Analyst

Michael T. Taggart                 Delaware Investment Advisers            Vice President, Facilities &
   Vice President, Facilities &                                               Administrative Services
   Administrative Services         Delaware Service Company, Inc.          Vice President, Facilities &
                                                                              Administrative Services
                                   Delaware Distributors, L.P.             Vice President, Facilities &
                                                                              Administrative Services
                                   Delaware Distributors, Inc.             Vice President, Facilities &
                                                                              Administrative Services

Laura Wagner                       Delaware Service Company, Inc.          Vice President, Investment
   Vice President,                                                            Accounting
   Investment Accounting           Delaware Investments Family of          Vice President, Investment
                                      Funds                                   Accounting

Chris Welker                       Delaware Investment Advisers            Vice President,
   Vice President,                                                            Senior High Grade Trader
   Senior High Grade Trader

James J. Wright                    Delaware Investment Advisers            Vice President,
   Vice President,                                                            Senior Equity Analyst
   Senior Equity Analyst           Delaware Investments Family of          Vice President,
                                      Funds                                   Senior Equity Analyst

See Yeng Quek                      Delaware Investment Advisers            Executive Vice President,
   Executive Vice President,                                                  Managing Director, Chief
   Managing Director, Chief                                                   Investment Officer-Fixed
   Investment Officer-                                                        Income
   Fixed Income                    Delaware Lincoln Cash                   Executive Vice President,
                                      Management                              Managing Director, Chief
                                                                              Investment Officer-Fixed
                                                                              Income

                                   Delaware Investments Family of          Executive Vice President,
                                      Funds                                   Managing Director, Chief
                                                                              Investment Officer-Fixed
                                                                              Income

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
                                   Delaware Management Holdings,           Executive Vice President,
                                      Inc.                                    Managing Director, Chief
                                                                              Investment Officer-Fixed
                                                                              Income, Director, Trustee
                                   Delaware Management Business            Executive Vice President,
                                      Trust                                   Managing Director, Chief
                                                                              Investment Officer-Fixed
                                                                              Income, Director, Trustee
                                   Lincoln National Investment             Executive Vice President,
                                      Companies, Inc.                         Managing Director, Chief
                                                                              Investment Officer-Fixed
                                                                              Income, Director, Trustee
                                   DMH Corp.                               Director, Trustee
                                   DIAL Holding Company, Inc.              Director, Trustee
                                   Delaware International Holdings         Director, Trustee
                                      Ltd.
                                   Delaware Investments U.S., Inc.         Director, Trustee
                                   Delaware Management Company,            Director, Trustee
                                      Inc.
                                   Delaware Service Company, Inc.          Director, Trustee
                                   HYPPCO Finance Company Ltd.             Director, Trustee

Carolyn McIntyre                   Delaware Investment Advisers            Senior Vice President, Human
   Senior Vice President,                                                     Resources
   Human Resources                 Delaware Capital Management             Senior Vice President, Human
                                                                              Resources
                                   Delaware Lincoln Cash                   Senior Vice President, Human
                                      Management                              Resources
                                   Delaware Management Holdings,           Senior Vice President, Human
                                      Inc.                                    Resources
                                   DMH Corp.                               Senior Vice President, Human
                                                                              Resources
                                   DIAL Holding Company, Inc.              Senior Vice President, Human
                                                                              Resources
                                   Delaware General Management,            Senior Vice President, Human
                                      Inc.                                    Resources
                                   Delaware Management Business            Senior Vice President, Human
                                      Trust                                   Resources
                                   Lincoln National Investment             Senior Vice President, Human
                                      Companies, Inc.                         Resources

Philip R. Perkins                  Delaware Investment Advisers            Senior Vice President, Senior
   Senior Vice President,                                                     Portfolio Manager
   Senior Portfolio Manager

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Renee E. Anderson                  Delaware Investments Family of          Vice President, Portfolio
   Vice President, Portfolio          Funds                                   Manager, Senior Equity
   Manager, Senior Equity                                                     Analyst II
   Analyst II

Kenneth R. Jackson                 Delaware Investment Advisers            Vice President, Equity Analyst
   Vice President, Equity          Delaware Investments Family of          Vice President, Equity Analyst
   Analyst                            Funds

Donald G. Padilla                  Delaware Investments Advisers           Vice President, Equity Analyst II
   Vice President, Equity          Delaware Investments Family of          Vice President, Equity Analyst
   Analyst II                         Funds


EMERGING MARKETS MANAGEMENT, L.L.C.

     Emerging Markets Management, L.L.C. ("EMM") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of EMM is 1001 Nineteenth Street North, 17th Floor, Arlington, Virginia 22209-1722. EMM is a registered investement adviser under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Antoine W. van Agtmael             Emerging Markets Investors              Managing Director, President,
   Managing Director,                 Corporation                             Chief Investment Officer and
   President, Chief Investment                                                Chairman of the Investment
   Officer and Chairman of                                                    Committee
   the Investment Committee        The Emerging Markets Strategic          Director
                                      Fund
                                   The Africa Emerging Markets             Director
                                      Fund
                                   The Emerging Markets                    Director
                                      New Economy Fund PLC
                                   Strategic Investment                    Director
                                      Management, L.P. (SIM)
                                   Strategic Investment Management         Director
                                      International, L.P. (SIMI)
                                   Strategic Investment                    Director
                                      Partners, Inc. (SIP)
                                   The Washington Opera                    Member of the Board of Trustees,
                                                                              Executive Committee and
                                                                              Co-Chair of the Education
                                                                              Committee
                                   Yale University                         Member of the University
                                                                              Council and Advisory Council
                                   George Washington University            Member of the National Council
                                                                              for Education & Human
                                                                              Development

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY            CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
                                   Paul H. Nitze School of                 Member of Advisory Council
                                      Advanced International Studies
                                      at Johns Hopkins University
                                   Global Rights                           Member of the Board of
                                                                              Directors
                                   National Public Radio (NPR)             Member of the Board of
                                      Foundation                              Trustees

Michael A. Duffy                   Emerging Markets Investors              Managing Director,
   Managing Director,                 Corporation                             Secretary/Treasurer and
   Secretary/Treasurer and                                                    member of the Investment
   member of the Investment                                                   Committee
   Committee                       The Latin America Small                 Director
                                      Capitalization Fund
                                   Strategic Investment                    Managing Director,
                                      Management, L.P. (SIM)                  Secretary/Treasurer and
                                                                              member of the Investment
                                                                              Committee
                                   Strategic Investment Management         Managing Director,
                                      International, L.P. (SIMI)              Secretary/Treasurer and
                                                                              member of the Investment
                                                                              Committee
                                   Strategic Investment                    Managing Director,
                                      Partners, Inc. (SIP)                    Secretary/Treasurer and
                                                                              member of the Investment
                                                                              Committee
                                   China Medical Board                     Trustee and Treasurer

Felicia J. Morrow                  Emerging Markets Investors              Managing Director and member
   Managing Director, Lead            Corporation                             of the Investment Committee
   Portfolio Manager, Chief
   Operating Officer and
   member of the Investment
   Committee

Hilda M. Ochoa-Brillembourg        Emerging Markets Investors              Director
   Director                           Corporation
                                   Strategic Investment                    President, Director and a member
                                      Management, L.P. (SIM)                  of the Investment Committee
                                   Strategic Investment Management         President, Director and a member
                                      International, L.P. (SIMI)              of the Investment Committee
                                   Strategic Investment                    President, Director and a member
                                      Partners, Inc. (SIP)                    of the Investment Committee
                                   Youth Orchestra of the Americas         Founding Chairman
                                   National Symphony Orchestra             Trustee
                                   The Washington Opera                    Trustee and Member of the
                                                                              Executive Committee

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY            CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
                                   Rockefeller Center for Latin            Member of the Advisory
                                      American Studies at                     Committee
                                      Harvard University
                                   Carnegie Endowment for                  Vice Chairman of the Group of
                                      International Peace                     Fifty (G-50)
                                   Rockefeller Family Fund                 Member of the Investment and
                                                                              Finance Committees
                                   General Mills                           Member of the Board of
                                                                              Directors
                                   The World Bank/IMF                      Member of the Board of
                                      Credit Union                            Directors
                                   Harvard Management Company              Member of the Board of
                                                                              Directors
                                   Hauser Center at                        Member of the Advisory
                                      Harvard University                      Committee
                                   Harvard College                         Member of Board of Overseers'
                                                                              Committee on University
                                                                              Resources
                                   McGraw-Hill Companies                   Member of the Board of Directors
                                   Catholic Charities Foundation           Member of the Board of Directors

Mary C. Choksi                     Emerging Markets Investors              Managing Director, Director
   Managing Director and              Corporation
   Director                        The Emerging Markets Country            Director
                                      Series Fund--The Value Fifty
                                      Portfolio
                                   Emerging Markets                        Director
                                      South Asian Fund
                                   Strategic Investment                    Managing Director, Director
                                      Management, L.P. (SIM)                  and member of the Investment
                                                                              Committee
                                   Strategic Investment Management         Managing Director, Director and
                                      International, L.P. (SIMI)              member of the Investment
                                                                              Committee
                                   Strategic Investment                    Managing Director, Director and
                                      Partners, Inc. (SIP)                    member of the Investment
                                                                              Committee
                                   H.J. Heinz Company                      Member of the Board of
                                                                              Directors
                                   St. Albans School                       Member of the Board of Directors
                                                                              and Finance Committee
                                                                              Chairman
                                   The National Museum of                  Trustee and Chair of the Finance
                                      Women in the Arts                       Committee
                                   Pyrford International plc               Member of the Board of Directors

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Carol A. Grefenstette              Emerging Markets Investors              Managing Director and Director
   Managing Director                  Corporation
                                   Strategic Investment                    Managing Director
                                      Management, L.P. (SIM)
                                   Strategic Investment Management         Managing Director
                                      International, L.P. (SIMI)
                                   Strategic Investment                    Managing Director and Director
                                      Partners, Inc. (SIP)
                                   Georgetown University                   Member of the Board of Advisors
                                      McDonough School of Business
                                   Archdiocese of Washington               Member of the Finance Council

George M. Alvarez-Correa           Emerging Markets Investors              Managing Director and Director
   Director                           Corporation
                                   The Emerging Markets Country            Director
                                      Series Fund--The Value Fifty
                                      Portfolio
                                   Strategic Investment                    Managing Director and member
                                      Management, L.P. (SIM)                  of the Investment Committee
                                   Strategic Investment Management         Managing Director and member
                                      International, L.P. (SIMI)              of the Investment Committee
                                   Strategic Investment                    Managing Director, Director and
                                      Partners, Inc. (SIP)                    member of the Investment
                                                                              Committee
                                   Maduro Holding N.V., Curacao,           Chairman of the Board
                                      Netherland Antilles

ENHANCED INVESTMENT TECHNOLOGIES, LLC

     Enhanced Investment Technologies, LLC ("INTECH") is a sub-adviser for the Registrant's Large Cap Disciplined Equity Fund. The principal business address of INTECH is 2401 P.G.A. Boulevard, Suite 100, Palm Beach Gardens, Florida 33410. INTECH is a registered investment adviser under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Robert E. Fernholz                 Enhanced Investment                     Director, Executive Vice President
   Executive Vice President           Technologies, LLC (fka                  and Chief Investment Officer
   and Chief Investment               Enhanced Investment
   Officer                            Technologies, Inc.)

Robert A. Garvy                    Enhanced Investment                     Director, President and Chief
   Chairman, President and            Technologies, LLC (fka                  Executive Officer
   CEO                                Enhanced Investment
                                      Technologies, Inc.)

David E. Hurley                    Enhanced Investment                     Chief Operating Officer and
   Executive Vice President           Technologies, LLC (fka                  Senior Vice President; formerly
   and Chief Operating                Enhanced Investment                     Chief Compliance Officer
   Officer                            Technologies, Inc.)

FISCHER FRANCIS TREES & WATTS, INC. AND ITS AFFILIATES

     Fischer Francis Trees & Watts, Inc. and three of its affiliates, Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom, Fischer Francis Trees & Watts (Singapore) Pte Ltd, a Singapore corporation, and Fischer Francis Trees & Watts Kabushiki Kaisha, a Japanese corporation (collectively referred to as "FFTW") is a sub-adviser for the Registrant's International Fixed Income Fund. The principal business address of FFTW is 200 Park Avenue, 46th Floor, New York, New York 10166. FFTW is a registered investment adviser under the Advisers Act.

SUB-ADVISER -- FISCHER FRANCIS TREES & WATTS, INC.

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Liaquat Ahamed                     Charter Atlantic Corporation            Director
   Director

Stephen Casper                     Charter Atlantic Corporation            Chief Operating Officer, Director
   Chief Executive Officer         FFTW Diversified Alpha                  Director
                                      Fund Ltd
                                   FFTW Funds Inc.                         President, Chief Executive
                                                                              Officer and Director
                                   FFTW Funds Selection                    Director
                                   FFTW Funds Selection II                 Director
                                   FFTW Global Credit Fund SPC             Director
                                   FFTW Global Debt Fund plc               Director
                                   FFTW Mortgage Total                     Director
                                      Return Fund plc
                                   Fischer Francis Trees & Watts           Chief Executive Officer and
                                                                              Director
                                   Fischer Francis Trees & Watts Ltd.      Director
                                   Fischer Francis Trees & Watts           Director
                                      (Singapore) Pte Ltd
                                   MarketAxess Holdings Inc.               Director
                                   The Depository Trust & Clearing         Director
                                      Corporation
                                   The Depository Trust Company            Director
                                   The Emerging Markets                    Director
                                      Clearing Corporation
                                   The Fixed Income Clearing               Director
                                      Corporation
                                   The National Securities                 Director
                                      Clearing Corporation

Stephen Constantine                Charter Atlantic Corporation            Director
   Director                        BrokerTec Futures                       Director
                                      Exchange LLC

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY            CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
O. John Olcay                      Charter Atlantic Corporation            Director
   Director                        FFTW Funds Inc.                         Chairman of the Board of
                                                                              Directors
                                   FFTW Funds Selection                    Chairman of the Board of
                                                                              Directors
                                   FFTW Funds Selection II                 Chairman of the Board of
                                                                              Directors
                                   FFTW Global Debt Fund plc               Chairman of the Board of
                                                                              Directors
                                   FFTW Mortgage Total                     Chairman of the Board of
                                      Return Fund plc                         Directors
                                   Fischer Francis Trees & Watts           Chairman of the Board of
                                      (Singapore) Pte Ltd                     Directors
                                   Fischer Francis Trees &                 Chairman of the Board of
                                      Watts KK                                Directors

Vivien Levy-Garboua                BNP Paribas (Luxembourg) S.A.           President
   Director                        BNP Paribas (Suisse) S.A.               Administrateur
                                   BNP Paribas (UK)                        President
                                   BNP Paribas Asset                       Member of the Executive
                                      Management Group                        Committee and Head of Asset
                                                                              Management Services
                                   BNP Paribas Immobilier                  Representant Cimoxi,
                                                                              Administrateur
                                   BNP Paribas Private Bank, Paris         President
                                   BNP Paribas Securities Services         Vice President du Conseil de
                                                                              Surveillance
                                   CARDIF                                  Representant permanent BNP
                                                                              Paribas
                                   Charter Atlantic Corporation            Director
                                   COFICEM                                 Membre du Conseil
                                                                              d'Administration
                                   KLEPIERRE                               President du Conseil de
                                                                              Surveillance
                                   Meunier Promotion                       President du Conseil de
                                                                              Surveillance
                                   NATIO VIE                               Vice President du Conseil de
                                                                              Surveillance
                                   OGDI                                    President du Conseil
                                                                              d'Administration
                                   Presses Universitaries de France        Membre du Conseil de
                                                                              Surveillance
                                   SEGECE                                  Representant permanent BNP
                                                                              Paribas
                                   U.E.B (Switzerland) Geneve              President

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY            CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Gilles de Vaugrigneuse             Charter Atlantic Corporation            Director
   Director                        BNP Paribas Asset                       Chairman and Chief Executive
                                      Management Group                        Officer
                                   BNP ACTION PEA EURO                     Administrateur
                                   NATO VIE                                Administrateur
                                   BNP Paribas Luxembourg                  Administrateur
                                   PARVEST                                 Administrateur

Stephen C. Francis                 Charter Atlantic Corporation            Director
   Director

Simon Hard                         Charter Atlantic Corporation            Director
   Director                        Fischer Francis Trees & Watts KK        Director

Robin S. Meister                   Charter Atlantic Corporation            Chief Legal and Risk Officer,
   Chief Legal and Risk                                                       Secretary of the Board of
   Officer, Secretary of the                                                  Directors
   Board of Directors              Fischer Francis Trees & Watts           Chief Risk Officer and Secretary
                                   Fischer Francis Trees & Watts KK        Chief Risk Officer
                                   Fischer Francis Trees & Watts           Chief Risk Officer and Director
                                      (Singapore) Pte Ltd
                                   FFTW Diversified Alpha                  Assistant Secretary
                                      Fund Ltd.
                                   FFTW Funds Inc.                         Chief Legal Officer and Secretary
                                   FFTW Funds Selection                    Director

John H. Watts                      Charter Atlantic Corporation            Chairman of the Board of
   Chairman of the Board of                                                   Directors
   Directors                       BNP Paribas Asset Management            Director
                                   Brooklyn Bridge Development             Director
                                      Corporation
                                   The League of Conservation              Director
                                      Voters
                                   Robert College of Istanbul              Director

Cathleen McQuillen                 Charter Atlantic Corporation            Chief Financial Officer
   Chief Financial Officer         Fischer Francis Trees & Watts           Chief Financial Officer
                                   Fischer Francis Trees & Watts KK        Statutory Auditor

Stewart Russell                    Charter Atlantic Corporation            Co-Chief Investment Officer
   Co-Chief Investment             Fischer Francis Trees & Watts           Co-Chief Investment Officer
   Officer

Richard Williams                   Charter Atlantic Corporation            Co-Chief Investment Officer
   Co-Chief Investment             Fischer Francis Trees & Watts           Co-Chief Investment Officer
   Officer

SUB-ADVISER: FISCHER FRANCIS TREES & WATTS

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY            CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Stephen Casper                     Charter Atlantic Corporation            Chief Operating Officer, Director
   Chief Operating Officer
                                   FFTW Diversified Alpha Fund Ltd         Director
                                   FFTW Funds Inc.                         President, Chief Executive Officer
                                                                              and Director
                                   FFTW Funds Selection II                 Director
                                   FFTW Global Credit Fund SPC             Director
                                   FFTW Global Debt Fund plc               Director
                                   FFTW Mortgage Total Return              Director
                                      Fund plc
                                   Fischer Francis Trees & Watts Inc.      Chief Operating Officer, Director
                                   Fischer Francis Trees & Watts Ltd.      Director
                                   Fischer Francis Trees & Watts           Director
                                      (Singapore) Pte Ltd
                                   MarketAxess Holdings Inc.               Director
                                   The Depository Trust & Clearing         Director
                                      Corporation
                                   The Depository Trust Company            Director
                                   The Emerging Markets Clearing           Director
                                      Corporation
                                   The Fixed Income Clearing               Director
                                      Corporation
                                   The National Securities Clearing        Director
                                      Corporation

Robin S. Meister                   Charter Atlantic Corporation            Chief Legal and Risk Officer,
   Chief Risk Officer                                                         Secretary of the Board of
                                                                              Directors
                                   Fischer Francis Trees & Watts Inc.      Chief Risk Officer, Secretary of
                                                                              the Board of Directors
                                   Fischer Francis Trees & Watts KK        Chief Risk Officer
                                   Fischer Francis Trees & Watts           Chief Risk Officer and Director
                                      (Singapore) Pte Ltd
                                   Fischer Francis Trees & Watts Ltd.      Secretary
                                   FFTW Funds Selection                    Director
                                   FFTW Funds Selection II                 Director
                                   FFTW Diversified Alpha Fund Ltd.        Assistant Secretary
                                   FFTW Funds Inc.                         Chief Legal Officer, Secretary

Cathleen McQuillen                 Charter Atlantic Corporation            Chief Financial Officer
   Chief Financial Officer         Fischer Francis Trees & Watts Inc.      Chief Financial Officer
                                   Fischer Francis Trees & Watts KK        Statutory Auditor

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY            CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Stewart Russell                    Charter Atlantic Corporation            Co-Chief Investment Officer
   Co-Chief Investment Officer     Fischer Francis Trees & Watts Inc.      Co-Chief Investment Officer

Richard Williams                   Charter Atlantic Corporation            Co-Chief Investment Officer
   Co-Chief Investment Officer     Fischer Francis Trees & Watts Inc.      Co-Chief Investment Officer

SUB-ADVISER -- FISCHER FRANCIS TREES & WATTS (SINGAPORE) PTE LTD

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Stephen P. Casper                  Charter Atlantic Corporation            Chief Operating Officer, Director
   Director                        FFTW Diversified Alpha Fund Ltd         Director
                                   FFTW Funds Inc.                         President, Chief Executive
                                                                              Officer, Director
                                   FFTW Funds Selection                    Director
                                   FFTW Funds Selection II                 Director
                                   FFTW Global Credit Fund SPC             Director
                                   FFTW Global Debt Fund plc               Director
                                   FFTW Mortgage Total Return              Director
                                      Fund plc
                                   Fischer Francis Trees & Watts           Chief Executive Officer
                                   Fischer Francis Trees & Watts Inc.      Chief Executive Officer, Director
                                   Fischer Francis Trees & Watts Ltd.      Director
                                   MarketAxess Holdings Inc.               Director
                                   The Depository Trust & Clearing         Director
                                      Corporation
                                   The Depository Trust Company            Director
                                   The Emerging Markets Clearing           Director
                                      Corporation
                                   The Fixed Income Clearing               Director
                                      Corporation
                                   The National Securities Clearing        Director
                                      Corporation

Roy Wei-Chien Diao                                  --                                     --
   Director

Robin S. Meister                   Charter Atlantic Corporation            Chief Legal and Risk Officer,
   Chief Risk Officer, Director                                               Secretary of the Board of
                                                                              Directors
                                   Fischer Francis Trees & Watts           Chief Risk Officer and Secretary
                                   Fischer Francis Trees & Watts Inc.      Chief Legal and Risk Officer,
                                                                              Secretary of the Board of
                                                                              Directors
                                   Fischer Francis Trees & Watts KK        Chief Risk Officer
                                   Fischer Francis Trees & Watts           Secretary
                                   FFTW Funds Selection                    Director

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
                                   FFTW Funds Selection II                 Director
                                   FFTW Diversified Alpha Fund Ltd.        Assistant Secretary
                                   FFTW Funds Inc.                         Chief Legal Officer, Secretary

O. John Olcay                      Charter Atlantic Corporation            Director
   Chairman of the Board of        FFTW Funds Inc.                         Chairman of the Board of
   Directors                                                                  Directors
                                   FFTW Funds Selection                    Chairman of the Board of
                                                                              Directors
                                   FFTW Funds Selection II                 Chairman of the Board of
                                                                              Directors
                                   FFTW Global Debt Fund plc               Chairman of the Board of
                                                                              Directors
                                   FFTW Mortgage Total Return              Chairman of the Board of
                                      Fund plc                                Directors
                                   Fischer Francis Trees & Watts Inc.      Director
                                   Fischer Francis Trees & Watts KK        Chairman of the Board of
                                                                              Directors

SUB-ADVISER -- FISCHER FRANCIS TREES & WATTS KABUSHIKI KAISHA

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Simon Hard                         Charter Atlantic Corporation            Director
   Director                        Fischer Francis Trees & Watts Inc.      Director

Hidekazu Higuchi                                    --                                     --
   Director

Ken Katayama                                        --                                     --
   President, Director

Cathleen McQuillen                 Charter Atlantic Corporation            Chief Financial Officer
   Statutory Auditor               Fischer Francis Trees & Watts           Chief Financial Officer
                                   Fischer Francis Trees & Watts Inc.      Chief Financial Officer

Robin S. Meister                   Charter Atlantic Corporation            Chief Legal and Risk Officer,
   Chief Risk Officer                                                         Secretary of the Board of
                                                                              Directors
                                   Fischer Francis Trees & Watts           Chief Risk Officer and Secretary
                                   Fischer Francis Trees & Watts Inc.      Chief Legal and Risk Officer,
                                                                              Secretary of the Board of
                                                                              Directors
                                   Fischer Francis Trees & Watts Ltd.      Secretary
                                   Fischer Francis Trees & Watts           Chief Risk Officer, Director
                                      (Singapore) Pte Ltd
                                   FFTW Diversified Alpha Fund Ltd.        Assistant Secretary
                                   FFTW Funds Inc.                         Chief Legal Officer, Secretary

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
                                   FFTW Funds Selection                    Director
                                   FFTW Funds Selection II                 Director

O. John Olcay                      Charter Atlantic Corporation            Director
   Chairman of the Board of        FFTW Funds Inc.                         Chairman of the Board of
   Directors                                                                  Directors
                                   FFTW Funds Selection                    Chairman of the Board of
                                                                              Directors
                                   FFTW Funds Selection II                 Chairman of the Board of
                                                                              Directors
                                   FFTW Global Debt Fund plc               Chairman of the Board of
                                                                              Directors
                                   FFTW Mortgage Total Return              Chairman of the Board of
                                      Fund plc                                Directors
                                   Fischer Francis Trees & Watts Inc.      Director
                                   Fischer Francis Trees & Watts           Chairman of the Board of
                                      (Singapore) Pte Ltd.                    Directors

FISHER INVESTMENTS, INC.

     Fisher Investments, Inc. ("Fisher") is a sub-adviser for the Registrant's International Equity and World Equity Ex-US Funds. The principal business address of Fisher is 13100 Skyline Boulevard, Woodside, California 94062. Fisher is a registered investment adviser under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Kenneth L. Fisher,                 Purisima Securities, LLC                Majority Shareholder
   Chief Executive Officer,        Purisima Funds, LLC                     President, Trustee
   Chief Investment Officer,       Fisher Investments Europe Limited       Director, Shareholder
   Investment Policy
   Committee member

Jeffery L. Silk,                                    --                                     --
   President, Chief Operating
   Officer, Investment Policy
   Committee member

Andrew S. Teufel,                  Purisima Securities, LLC                President, Treasurer
   Assistant President,
   Director of Research,
   Investment Policy
   Committee member

Deglin F. Kenealy,                 Purisima Securities, LLC                Registered Principal
   Formerly Executive Vice
   President Private Client
   Group (through 12-31-03),
   currently Executive Vice
   President Corporate
   Acquisitions

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Sherrilyn A. Fisher,               Purisima Funds, LLC                     Secretary
   Chief Financial Officer,        Fisher Investments Europe Limited       Director, Shareholder
   Corporate Secretary

Steven R. Triplett,                Purisima Securities, LLC                Registered Principal
   Assistant President

FRANKLIN PORTFOLIO ASSOCIATES, LLC

     Franklin Portfolio Associates, LLC ("Franklin") is a sub-adviser for the Registrant's Large Cap Fund. The principal business address of Franklin is One Boston Place, 29th Floor, Boston, Massachusetts 02108. Franklin is a registered investment adviser under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
John S. Cone,                      Mellon Financial Corporation            Officer
   President & CEO, Director

Oliver E. Buckley,                 Mellon Financial Corporation            Officer
   Sr. Vice President

Michael F. Dunn,                   Mellon Financial Corporation            Officer
   Sr. Vice President

Paul F. Healey,                    Mellon Financial Corporation            Officer
   Executive Vice President,
   Chief Operating Officer,
   Director

Mary M. McDermott-Holland,                          --                                     --
   Sr. Vice President

John V. Doggett,                   Mellon Financial Corporation            Officer
   Vice President

Gregg E. Pendergast,                                --                                     --
   Vice President

Stephen L. Sexeny,                 Mellon Financial Corporation            Officer
   Vice President

Langton C. Garvin,                 Mellon Financial Corporation            Officer
   Sr. Vice President

Jennifer A. Vinson,                                 --                                     --
   Vice President

Kristin D. Crawford,                                --                                     --
   Vice President

Timothy E. Burke,                                   --                                     --
   Trading Officer

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Khaled A. Moheydeen,                                --                                     --
   Technology Officer

Milton B. Sachse,                                   --                                     --
   Technology Officer

Laurie C. Knapp                    Mellon Financial Corporation            Vice President
   Chief Legal Officer

John J. Nagorniak,                                  --                                     --
   Chairman

Stephen Canter,                    Mellon Financial Corporation            Sr. Vice President
   Director

Francis D. Antin,                  Mellon Financial Corporation            Sr. Vice President
   Director

Ronald P. O' Hanley,               Mellon Financial Corporation            Vice Chairman
   Director

Kenneth L. Fisher,                 Purisima Securities, LLC                Indirect Owner
   Chief Executive Officer,        The Purisima Funds                      President, Trustee
   Chief Investment Officer,
   Investment Policy
   Committee Member                                 --                                     --

Jeffery L. Silk,
   President, Chief Operating
   Officer, Investment Policy
   Committee Member

Andrew S. Teufel,                  Purisima Securities, LLC                President, Treasurer
   Assistant President,
   Director of Research,
   Investment Policy
   Committee Member

Damian D. Ornani,                                   --                                     --
   Executive Vice President

Steven R. Triplett,                Purisima Securities, LLC                Registered Principal
   Assistant President

GOLDMAN SACHS ASSET MANAGEMENT, L.P.

     Goldman Sachs Asset Management, L.P. ("GSAM LP") is a sub-adviser for the Registrant's Large Cap Fund. The principal business address of GSAM LP is 32 Old Slip, New York, New York 10005. GSAM LP is a registered investment adviser under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Henry M. Paulson, Jr.              The Goldman Sachs Group, Inc.           Chairman, Chief Executive
   Managing Director                                                          Officer and Director
                                   Goldman, Sachs & Co.                    Managing Director

Robert J. Hurst                    The Goldman Sachs Group, Inc.           Vice Chairman and Director
   Managing Director               Goldman, Sachs & Co.                    Managing Director

Lloyd C. Blankfein                 The Goldman Sachs Group, Inc.           President, Chief Operating
   Managing Director                                                          Officer and Director
                                   Goldman, Sachs & Co.                    Managing Director


ING INVESTMENT MANAGEMENT CO.

     ING Investment Management Co., which comprises businesses formerly conducted by ING Ghent Asset Management LLC, ("ING") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of ING is 230 Park Avenue, 13th Floor, New York, New York 10169. ING is a registered investment adviser under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Robert W. Crispin                                   --                                     --
   Chairman

Kenneth J. Monaghan                                 --                                     --
   Co-founding Managing
   Director, Portfolio Manager

Paul H. Ross                                        --                                     --
   Co-founding Managing
   Director, Portfolio Manager

J. Paul Gillin                                      --                                     --
   Managing Director,
   Portfolio Manager

Geert Dhont                                         --                                     --
   Managing Director,
   Portfolio Manager

Robert D. Farnham                                   --                                     --
   Managing Director,
   Director of Research

Gerald T. Lins                                      --                                     --
   General Counsel

Cindy Palmer                                        --                                     --
   Chief Administrative Officer

INTEGRITY ASSET MANAGEMENT, LLC

     Integrity Asset Management, LLC ("Integrity") is a sub-adviser for the Registrant's Small/Mid Cap Equity Fund. The principal business address of Integrity is 9900 Corporate Campus Drive, Suite 3000, Louisville, Kentucky 40223. Integrity is an investment adviser registered under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Matthew G. Bevin                   INVESCO-National Asset                  (2001 - 2002) Director of
   Chief Executive Officer &          Management                              Product Management
   Principal

Daniel G. Bandi                    National City Investment                (1998 - 2003) Managing
   CFA, Chief Investment              Management, Co.                         Director of Equity Investment
   Officer, Value Equities &
   Principal

Daniel J. DeMonica                 National City Investment                (2001 - 2003) Portfolio
   CFA, Senior Portfolio              Management, Co.                         Manager
   Manager & Principal

Adam I. Friedman                   National City Investment                (1998 - 2003) Senior
   Senior Portfolio Manager &         Management, Co.                         Portfolio Manager
   Principal

William H. McNett                  Turner Investments                      (1999 - 2003) Principal/
   CFA, Senior Portfolio                                                      Client Service
   Manager & Principal

LEE MUNDER INVESTMENTS, LTD.

     Lee Munder Investments, Ltd. ("Lee Munder") is a sub-adviser for the Registrant's Small/Mid Cap Equity and Small Cap Funds. The principal business address of Lee Munder is 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116. Lee Munder is an investment adviser registered under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Lee Munder,                        Capital Automotive REIT                 Director
   Chairman

Kenneth Swan                                        --                                     --
   President

Robert A. Smith                    Castanea Partners, Inc                  Co-Founder and Managing
   Partner                                                                    Director
                                   The Neiman Marcus Group                 Vice Chairman of the Board of
                                                                              Directors

Jonathan Stone                                      --                                     --
   Portfolio Manager

Nicholas Battelle                                   --                                     --
   Portfolio Manager

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Terry Gardner                                       --                                     --
   CFO

LINCOLN CAPITAL FIXED INCOME MANAGEMENT COMPANY, LLC

     Lincoln Capital Fixed Income Management Company, LLC ("Lincoln Capital") is a sub-adviser to the Registrant's High Yield Bond Fund. The principal business address of Lincoln Capital is 200 S. Wacker Drive, Suite 2100, Chicago, Illinois 60606. Lincoln Capital is a registered investment adviser under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Theodore P. Janulis                Lehman Brothers                         Managing Director, Head of
   Director                                                                   Wealth & Asset Management
                                                                              Division, Operating Committee
                                                                              Member

James A. Rosenthal                 Lehman Brothers                         Managing Director, Head of
   Director                                                                   Strategic Analysis

Kenneth R. Meyer                                    --                                     --
   Chairman, CEO, Director

Ann H. Benjamin                                     --                                     --
   Managing Director

Andrew A. Johnson                                   --                                     --
   Managing Director

Richard W. Knee                                     --                                     --
   CFO, Managing Director

Terrence J. Glomski                                 --                                     --
   Senior Vice President

Lorraine L. Holland                                 --                                     --
   Senior Vice President

Alexander B. Knowles                                --                                     --
   Senior Vice President

LSV ASSET MANAGEMENT

     LSV Asset Management ("LSV") is a sub-adviser for the Registrant's Small/Mid Cap Equity, Small Cap and Large Cap Funds. The principal business address of LSV is 1 N. Wacker Drive, Chicago, Illinois 60606. LSV is an investment adviser registered under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
SEI Funds, Inc.                                     --                                     --
   General Partner

Josef Lakonishok                   University of Illinois                  Professor of Finance
   CEO, Portfolio Manager

Robert Vishny                      University of Chicago                   Professor of Finance
   Partner, Portfolio Manager

Menno Vermeulen                                     --                                     --
   Partner, Portfolio Manager

Christopher J. LaCroix                              --                                     --
   Partner, Managing Director
   of Business Development

Tremaine Atkinson                                   --                                     --
   Partner, Chief
   Operating Officer

MARTINGALE ASSET MANAGEMENT, L.P.

     Martingale Asset Management, L.P. ("Martingale") is a sub-adviser for the Registrant's Small/Mid Cap Equity and Small Cap Funds. The principal business address of Martingale is 222 Berkeley Street, Boston, Massachusetts 02116. Martingale is a registered investment adviser under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Martingale Asset Management        Martingale Asset Management,            General Partner
   Corporation (MAM)                  L.P.
   General Partner

Patricia J. O'Connor               MAM                                     Treasurer, Director, Shareholder
   CFO, Executive
   Vice President, Limited
   Partner

William Edward Jacques,            MAM                                     Director, Shareholder
   CIO, Executive Vice
   President, Portfolio
   Manager, Limited Partner

Alan J. Strassman                  MAM                                     Director, Chairman, Shareholder
   Chairman, Limited Partner

Arnold Seton Wood                  MAM                                     Director, Shareholder
   President, Portfolio
   Manager, Limited Partner

Douglas Evan Stark                                   --                                     --
   CFA, Investment Research,
   Portfolio Manager, Limited
   Partner

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Samuel Nathans, CFA                                 --                                     --
   Portfolio Manager, Limited
   Partner

Thomas A. Cosmer                                    --                                     --
   CFA, Senior Vice President
   and Partner

Jill G. Brogan                                      --                                     --
   Vice President and Partner

Guy A. Skaggs
   Senior Vice President
   and Partner

Elizabeth F. Davis                                  --                                     --
   Vice President and Partner

Jennifer Visco, CPA                                 --                                     --
   Vice President and Partner

James M. Eysenbach, CFA                             --                                     --
   Senior Vice President

Ellen M. Kelly                                      --                                     --
   Senior Vice President and
   Partner

MAZAMA CAPITAL MANAGEMENT, INC.

     Mazama Capital Management, Inc. ("Mazama") is a sub-adviser for the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address of Mazama is One SW Columbia Street, Suite 1500, Portland, Oregon 97258. Mazama is an investment adviser registered under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Ronald Adair Sauer                                  --                                     --
   President, Chairman and
   Chief Investment Officer

Helen McDonald Degener             The Mathes Company                      VP and Portfolio Manager
   Director and Strategic
   Advisor

Jill Ronne Collins                                  --                                     --
   Senior VP Marketing &
   Client Service

Brian Paul Alfrey                                   --                                     --
   Director, Executive Vice
   President and Chief
   Operating Officer

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Stephen Charles Brink                               --                                     --
   Senior Vice President,
   Director of Research

MCKINLEY CAPITAL MANAGEMENT, INC.

     McKinley Capital Management, Inc. ("McKinley Capital") is a sub-adviser for the Registrant's Small Cap, Large Cap, International Equity and World Equity Ex-US Funds. The principal business address of McKinley Capital is 3301 C Street, Suite 500, Anchorage, AK 99503. McKinley Capital is a registered investment adviser under the Advisers Act.

Robert B. Gillam                   FAS Alaska, Inc.                        Officer, Director
   President, CIO                  McKinley Offshore                       Director
                                      Management, Ltd.
                                   McKinley Partners LLC                   Manager

Diane M. Wilke                     McKinley Offshore Management,           Director
   Executive Vice President,          Ltd.
   COO                             FAS Alaska, Inc.                        Officer, Director

B. Thomas Willison                                  --                                     --
   Director

Tamara L. Leitis                                    --                                     --
   Assistant Vice President,
   HR Manager

Gregory O'Keefe                                     --                                     --
   Controller

METROPOLITAN WEST ASSET MANAGEMENT LLC

     Metropolitan West Asset Management LLC ("MWAM") is a sub-adviser for the Registrant's Long Duration Bond, Extended Duration Bond, High Yield Bond and Core Fixed Income Funds. The principal business address of MWAM 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025. MWAM is a registered investment adviser under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Scott Dubchansky                   Metropolitan West Funds                 Chairman of the Board of
   Chief Executive Officer,                                                   Trustees, CEO, President
   Partner

Tad Rivelle                                         --                                     --
   Chief Investment Officer,
   Partner, Managing Director

Laird Landmann                                      --                                     --
   Portfolio Manager, Partner,
   Managing Director

David Lippman                      Metropolitan West Funds                 Trustee
   Portfolio Manager, Partner,
   Managing Director

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Steve Kane                                          --                                     --
   Portfolio Manager, Partner,
   Managing Director

Chris Scibelli                                      --                                     --
   Director of Marketing,
   Partner, Managing Director

Patrick Moore                                       --                                     --
   Director of Client Services

Joseph Hattesohl                   Metropolitan West Funds                 Treasurer, Chief Financial
   Chief Financial Officer                                                    Officer

Lara Mulpagano                     Metropolitan West Funds                 Secretary
   Chief Operating Officer

Cal Rivelle                                         --                                     --
   Chief Technology Officer

Richard Hollander                  Metwest Financial                       Chairman, Chief Executive
   Director                                                                   Officer

Hahn Kang                                           --                                     --
   Portfolio Manager and Partner

MONTAG & CALDWELL, INC.

     Montag & Caldwell, Inc. ("Montag & Caldwell") is a sub-adviser for the Registrant's Large Cap Fund. The principal business address of Montag & Caldwell is 3455 Peachtree Road, NE, Suite 1200, Atlanta, Georgia 30326-3248. Montag & Caldwell is a registered investment adviser under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Ronald E. Canakaris, CFA                            --                                     --
   CEO, President, Director
   and CIO

Andrew N. Fleming                  ABN AMRO Asset Management,              Global Chief Investment Officer,
   Director                           Ltd.                                    Head of Portfolio Management

Huibert Boumeester                 ABN AMRO Asset                          Chairman, CEO
   Director                           Management Ltd.

Solon P. Patterson, CFA                             --                                     --
   Chairman, Director

William A. Vogel, CFA                               --                                     --
   Executive Vice President,
   Director

MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY INVESTMENT MANAGEMENT LIMITED

     Morgan Stanley Investment Management Inc. ("MSIM Inc.") is a sub-adviser for the Registrant's International Equity Fund. MSIM Inc. delegates certain investment advisory responsibilities to its affiliate, Morgan Stanley Investment Management Limited ("MSIM Limited"). The principal business address of MSIM Inc. is 1221 Avenue of the Americas, New York, NY 10020. The principal business address of MSIM Limited is 25 Cabot Square, Canary Wharf, London E14 4QA United Kingdom. MSIM Inc. and MSIM Limited are investment advisers registered under the Advisers Act.

SUB-ADVISER: MORGAN STANLEY INVESTMENT MANAGEMENT INC.

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Mitchell M. Merin                  Morgan Stanley Investment               President, Chief Executive
   President and Chief                Advisors Inc.                           Officer, Director
   Operating Officer               Morgan Stanley Distributors Inc.        Chairman and Director
                                   Morgan Stanley Trust                    Chairman and Director
                                   Morgan Stanley Services                 President, Chief Executive
                                      Company Inc.                            Officer, Director
                                   Morgan Stanley Institutional            President
                                      Funds
                                   Morgan Stanley Retail Funds             President
                                   Various Morgan Stanley                  Director
                                      Subsidiaries
                                   Van Kampen Closed-End Funds             Trustee and President
                                   Van Kampen Open-End Funds               Trustee and President

Ronald E. Robison                  Morgan Stanley Distributors Inc.        Managing Director, Director
   Principal Executive             Morgan Stanley & Co.                    Managing Director
   Officer--Office of the Funds       Incorporated
                                   Morgan Stanley Investment               Managing Director,
                                      Advisers Inc.                           Chief Administrative Officer,
                                                                              Director
                                   Morgan Stanley Services                 Managing Director,
                                      Company Inc.                            Chief Administrative Officer,
                                                                              Director
                                   Morgan Stanley Trust                    Chief Executive Officer, Director
                                   Morgan Stanley Retail Funds             Executive Vice President,
                                                                              Principal Executive Officer and
                                                                              previously, President and
                                                                              Director
                                   Morgan Stanley Institutional            Executive Vice President,
                                      Funds                                   Principal Executive Officer,
                                                                              and previously President and
                                                                              Director
                                   Morgan Stanley SICAV                    Director

Alexander C. Frank                 Morgan Stanley                          Global Treasurer
   Treasurer, Managing             Morgan Stanley Investment               Treasurer
   Director                           Advisors Inc.

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Joseph J. McAlinden                Morgan Stanley Investments LP           Chief Investment Officer
   Managing Director, Chief        Morgan Stanley Trust                    Director
   Investment Officer              Van Kampen Funds                        Chief Investment Officer
                                   Morgan Stanley Institutional            Vice President
                                      Funds
                                   Morgan Stanley Retail Funds             Vice President

Rajesh K. Gupta                    Morgan Stanley Investment               Managing Director and Chief
   Managing Director and              Advisors Inc.                           Administrative
   Chief Administrative                                                       Officer--Investments
   Officer--Investments

Barry Fink                         Morgan Stanley Investment               Managing Director, Secretary,
   General Counsel,                   Advisors Inc.                           Director and previously Vice
   Managing Director                                                          President and Assistant
                                                                              General Counsel
                                   Morgan Stanley Services Company Inc.    Managing Director, Secretary,
                                                                              Director and previously Vice
                                                                              President and Assistant
                                                                              General Counsel
                                   Morgan Stanley Retail Funds             Vice President and previously
                                                                              Secretary and General Counsel
                                   Morgan Stanley Institutional            Vice President
                                      Funds
                                   Morgan Stanley DW Inc.                  Assistant Secretary
                                   Morgan Stanley Distributors Inc.        Vice President, Secretary

Carsten Otto                       --                                      --
   Executive Director and
   U.S. Director of Compliance

SUB-ADVISER: MORGAN STANLEY INVESTMENT MANAGEMENT LIMITED

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Robert Andrew Sargent                               --                                     --
   Director

Jeremy Goulding Lodwick                             --                                     --
   Director

Peter Dominic Caldecott                             --                                     --
   Director

James David Germany                                 --                                     --
   Director

Stephano Russo                                      --                                     --
   Director

Michael John Reinbold                               --                                     --
   Director

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Richard Scott Rosenthal
   Secretary                                        --                                     --

NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT INC.

     Nomura Corporate Research and Asset Management Inc. ("Nomura") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of Nomura is Two World Financial Center, Building B, 25th Floor, New York, New York 10281-1198. Nomura is an investment adviser registered under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Robert Levine                      Nomura Holding America, Inc.            Executive Managing Director
   President, CEO and
   Board Member

Joseph Redmond Schmuckler          Nomura Securities International,        President, Chief Operating
   Co-Chairman of the Board           Inc.                                    Officer

David Mair Findlay                 Nomura Holding America, Inc.            Chief Legal Officer, Board
   Executive Managing                                                         Member, Executive Managing
   Director, Board Member,                                                    Director
   Chief Legal Officer             Nomura Securities International,        Chief Legal Officer, Board
                                      Inc.                                    Member, Executive Managing
                                                                              Director

Hideyuki Takahashi                 Nomura Securities International,        Board Member, Chief Executive
   Co-Chairman of the Board           Inc.                                    Officer

David Crall                                         --                                     --
   Managing Director

Stephen Kotsen                                      --                                     --
   Director

PEREGRINE CAPITAL MANAGEMENT INC.

     Peregrine Capital Management Inc. ("Peregrine") is a sub-adviser for the Registrant's Large Cap Fund. The principal business address of Peregrine is LaSalle Plaza, 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402-2018. Peregrine is a registered investment adviser under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Jon R. Campbell                    Wells Fargo Bank, N.A.                  Regional President--Great
   Director                                                                   Lakes Region
                                   Fairview Health Services                Director
                                   The Minneapolis Orchestral              Director
                                      Association
                                   Minnesota Business Partnership          Director
                                   The Minneapolis Foundation              Director
                                   The Greater Twin Cities                 Director
                                      United Way

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
                                   The Curtis L. Carlson School of         Director
                                      Management Board of Overseers
                                   Advisory Board of MEDA                  Director

Jay H. Strohmaier                                   --                                     --
   Senior Vice President,
   Portfolio Manager

James P. Ross                                       --                                     --
   Senior Vice President,
   Senior Portfolio Advisor

Colin M. Sharp                                      --                                     --
   Senior Vice President,
   Director of Technology and
   Operations

Reid A. Kilberg                    Compass Capital Management              Director of Sales and Marketing
   Senior Vice President, Client
   Service & Marketing

Robert B. Mersky                   Walker Arts Center                      Director
   Chairman of the Board,
   CEO, President,
   Portfolio Manager

Ronald G. Hoffman                                   --                                     --
   COO, CCO, CFO,
   Senior Vice President

John S. Dale                       The Montana Land Reliance               Director-At-Large
   Senior Vice President,
   Portfolio Manager

Julie M. Gerend                                     --                                     --
   Senior Vice President,
   Director, Client Services
   and Marketing

William D. Giese                                    --                                     --
   Senior Vice President,
   Portfolio Manager

Daniel J. Hagen                    NET Ministries                          Director
   Senior Vice President,
   Portfolio Manager

David S. Lunt                      Wells Capital Management                Managing Director
   Senior Vice President,          Wells Fargo Bank,                       Vice President
   Compliance                         Minnesota, N.A.

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
John A. Maschoff                                    --                                     --
   Senior Vice President,
   Client Services and
   Marketing

Barbara K. McFadden                Benilde-St. Margaret's School           Director
   Senior Vice President,
   Co-Manager, Equity Trading

Gary E. Nussbaum                                    --                                     --
   Senior Vice President,
   Portfolio Manager

Douglas G. Pugh                                     --                                     --
   Senior Vice President,
   Portfolio Manager

Paul E. von Kuster, III                             --                                     --
   Senior Vice President,
   Portfolio Manager

Paul R. Wurm                                        --                                     --
   Senior Vice President,
   Co-Manager, Equity Trading

Tasso H. Coin                                       --                                     --
   Senior Vice President,
   Portfolio Manager

Stephanie M. Adams                 Northshore Advisors, LLC                Director of Marketing
   Senior Vice President,
   Client Service and
   Marketing

QUANTITATIVE MANAGEMENT ASSOCIATES LLC

     Quantitative Management Associates LLC ("QMA") is a sub-adviser for the Registrant's Large Cap Disciplined Equity Fund. The principal business address of QMA is Gateway Center 2, McCarter Highway & Market Street, Newark, New Jersey 07102. QMA is a registered investment adviser under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Ronald K. Andrews                  Jennison Associates LLC                 Director
   Manager                         Prudential Investments LLC              Senior Vice President
                                   American Skandia Investment             Senior Vice President
                                      Services, Incorporated
                                   American Skandia Advisory               Senior Vice President
                                      Services, Inc.

Dennis Kass                        Jennison Associates LLC                 Chairman & CEO
   Manager and Chairman            Prudential Trust Company                Director

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
                                   Prudential Investment                   Director and Vice President
                                      Management, Inc
                                   JP Morgan Fleming Investment            Vice Chairman
                                      Management

Timothy J. Knierim                 Jennison Associates LLC                 Director
   Manager                         PIM Warehouse, Inc.                     Assistant Secretary
                                   Prudential Mortgage Asset               Secretary
                                      Corporation II
                                   Prumerica Financial Asia Limited        Corporate Secretary
                                   Prudential Latin American               Secretary
                                      Investments, Ltd.
                                   Residential Information                 Vice President and Secretary
                                      Services, Inc.
                                   The Prudential Insurance                Assistant Secretary
                                      Company of America
                                   Prudential Investment                   Vice President and
                                      Management, Inc.                        Assistant Secretary

Kenneth Moore                      The Prudential Insurance                Vice President
   Manager, Vice President            Company of America
   and Chief Financial Officer     Prudential Investment                   Vice President
                                      Management, Inc.
                                   Jennison Associates LLC                 Senior Vice President and
                                                                              Treasurer
                                   JP Morgan Fleming Investment            Vice President and Chief
                                      Management US                           Financial Officer

James H. Scott                     PTC Services, Inc.                      Director
   Manager and President           Prudential Trust Company                Director
                                   The Prudential Insurance                Vice President
                                      Company of America
                                   PRICOA Asset Management, Inc.           Director and Senior Vice
                                                                              President
                                   Prudential Investment                   Vice President and
                                      Management, Inc.                        Managing Director

Margaret S. Stumpp                 Prudential Trust Company                Vice President
   Manager, Vice President         The Prudential Insurance                Vice President
   and Chief Investment               Company of America
   Officer                         PRICOA Asset Management, Inc.           Senior Vice President
                                   Prudential Investment                   Vice President
                                      Management, Inc.

Bernard B. Winograd                Jennison Associates LLC                 Director
   Manager                         PIC Holdings Limited                    Chairman and Director
                                   PIM Foreign Investments, Inc.           President

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
                                   PIM Warehouse, Inc.                     Chairman and Director
                                   Prudential Investment                   Executive Vice President
                                      Management Services LLC

                                   Prudential Asset Management             Director and Vice President
                                      Holding Company

                                   The Prudential Insurance                Vice President
                                      Company of America

                                   Prudential Investment                   Director and President & CEO
                                      Management, Inc.
                                   PIM Investments, Inc.                   Director and President

REXITER CAPITAL MANAGEMENT LIMITED

     Rexiter Capital Management Limited ("Rexiter") is a sub-adviser for the Registrant's Emerging Markets Equity and World Equity Ex-US Funds. The principal business address of Rexiter is 21 St. James's Square, London SWIY 4SS United Kingdom. Rexiter is an investment adviser registered under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Kenneth King
   Managing Director and
   Chief Investment Officer                         --                                     --

Helena Coles
   Director--Senior
   Investment Manager                               --                                     --

Adrian Cowell
   Director--Senior
   Investment Manager                               --                                     --

Murray Davey
   Director--Senior
   Investment Manager                               --                                     --

Christopher James
   Director--Senior
   Investment Manager                               --                                     --

Gavin MacLachlan
   Director--Business
   Manager and Company
   Secretary                                        --                                     --

Nicholas Payne
   Director--Senior
   Investment Manager                               --                                     --

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Christopher Vale
   Director--Senior
   Investment Manager                               --                                     --

Alan Brown
   Director                        SSgA (UK)                               SSgA Group CIO & Chairman

Jay Cromarty
   Director                        State Street Global Alliance (US)       President

Joe Lyons
   Director                        State Street Global Alliance (US)       Senior Principal

Nigel Wightman
   Director                        SSgA Limited (UK)                       Managing Director

Nancy Mangraviti
   Legal Counsel                   State Street Global Alliance (US)       Legal Counsel

Sam Stewart
   Chief Compliance Officer        SSgA Limited (UK)                       Head of Compliance and Risk

Christopher Peacock
   Deputy Head of                                                          Deputy Head of
   Compliance and Risk             SSgA Limited (UK)                       Compliance and Risk

Sean McLeod
   Compliance Assistant            SSgA Limited (UK)                       Compliance Assistant

Tanya Barvenik
   Compliance Assistant            SSgA Limited (UK)                       Compliance Assistant

Karen Clark
   Compliance--Equity,                                                     Compliance - Equity,
   Advisers Act                    SSgA (US)                               Advisers Act

John Stelley
   Compliance--Code of Ethics       SSgA (US)                              Compliance - Code of Ethics

Tracey Wilkinson
   Compliance--Code of Ethics       SSgA (US)                              Compliance - Code of Ethics

Andrew Letts
   Proxy Voting                    SSgA (US)                               Proxy Voting

Sylvana Billings
   Finance Manager                                  --                                     --

SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED

     Security Capital Research & Management Incorporated ("Security Capital") is a sub-adviser for the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address of Security Capital is 11 South LaSalle Street, Chicago, Illinois, 60603. Security Capital is a registered investment adviser under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Kevin W. Bedell                                      --                                     --
   Senior Vice President

Anthony R. Manno, Jr.                                --                                     --
   President, Sole Director,
   and Managing Director

David E. Rosenbaum                                   --                                     --
   Senior Vice President

Kenneth D. Statz                                     --                                     --
   Managing Director

SEI INVESTMENTS MANAGEMENT CORPORATION

     SEI Investments Management Corporation ("SIMC") is an investment adviser for each of the funds. The principal address of SIMC is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SIMC is an investment adviser registered under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
Edward D. Loughlin                 SEI Investments Company                 Executive Vice President,
   Director, President                                                        President--Asset Management
                                                                              Division
                                   SEI Investments Distribution Co.        Director
                                   SEI Trust Company                       Director
                                   SEI Funds, Inc.                         Executive Vice President
                                   SEI Advanced Capital                    Director, President
                                      Management, Inc.
                                   SEI Capital Limited (Canada)            Director
                                   SEI Investments Global Funds            Executive Vice President
                                      Services
                                   SEI Investments (France)                Board of Directors
                                   SEI Investments Management              Director, President
                                      Corporation II
                                   SEI Investments Fund                    Chief Executive Officer
                                      Management
                                   SEI Investments Canada                  Director
                                      Company
                                   SEI Investments Management              Manager
                                      Corporation Delaware, L.L.C.

Carl A. Guarino                    SEI Investments Company                 Executive Vice President
   Director, Executive             SEI Investments Distribution Co.        Director
   Vice President                  SEI Global Investments Corp.            Senior Vice President
                                   SEI Global Holdings (Cayman)            Director
                                      Inc.
                                   SEI Investments De Mexico               Director

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
                                   SEI Investments (Europe) Ltd.           Director
                                   SEI Investments (France)                Board of Directors
                                   SEI Investments--Unit Trust             Director
                                      Management (UK) Limited
                                   LSV Asset Management                    Management Committee
                                   SEI Investments Management              Director, Executive Vice
                                      Corporation II                          President
                                   SEI Investments Global, Limited         Director
                                   SEI Insurance Group, Inc.               Director

Jack May                           SEI Investments Management              Senior Vice President
   Vice President                     Corporation II

James V. Morris                                     --                                      --
   Vice President

Stephen Onofrio                                     --                                      --
   Vice President

Timothy D. Barto                   SEI Investments Company                 Vice President, Assistant
   General Counsel, Vice                                                      Secretary
   President, Secretary            SIMC Holdings, LLC                      Manager
                                   SEI Investments, Inc.                   Assistant Secretary
                                   SEI Ventures, Inc.                      General Counsel, Vice President,
                                                                              Secretary
                                   SEI Investments Developments,           General Counsel, Vice President,
                                      Inc.                                    Secretary
                                   SEI Insurance Group, Inc.               Assistant Secretary
                                   SEI Global Investments Corp.            Vice President, Assistant
                                                                              Secretary
                                   SEI Advanced Capital                    Vice President, Assistant
                                      Management, Inc.                        Secretary
                                   SEI Global Capital Investments,         Vice President, Assistant
                                      Inc.                                    Secretary
                                   SEI Primus Holding Corp.                Vice President, Assistant
                                                                              Secretary
                                   SEI Investments Fund                    General Counsel, Vice President,
                                      Management                              Secretary
                                   SEI Investments Global Funds            General Counsel, Vice President,
                                      Services                                Secretary
                                   SEI Investments Management              General Counsel, Vice President,
                                      Corporation II                          Secretary
                                   SIMC Subsidiary, LLC                    Manager

Robert Crudup                      SEI Investments Global Funds            Vice President
   Senior Vice President              Services

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
                                   SEI Investments Fund                    Vice President
                                      Management
                                   SEI Investments Company                 Executive Vice President
                                   SEI Global Services, Inc.               Director, Senior Vice President

Richard A. Deak                    SEI Investments Company                 Vice President, Assistant
   Vice President,                                                            Secretary
   Assistant Secretary             SEI Global Services, Inc.               Director, Senior Vice President
                                   SEI Investments, Inc.                   Assistant Secretary
                                   SEI Ventures, Inc.                      Vice President, Assistant
                                                                              Secretary
                                   SEI Investments Developments,           Vice President, Assistant
                                      Inc.                                    Secretary
                                   SEI Global Investments Corp.            Vice President, Assistant
                                                                              Secretary
                                   SEI Advanced Capital                    Vice President, Assistant
                                      Management, Inc.                        Secretary
                                   SEI Global Capital Investments,         Vice President, Assistant
                                      Inc.                                    Secretary
                                   SEI Primus Holding Corp.                Vice President, Assistant
                                                                              Secretary
                                   SEI Investments Global Funds            Vice President, Assistant
                                      Services                                Secretary
                                   SEI Investments Management              Vice President, Assistant
                                      Corporation II                          Secretary
                                   SEI Investments Fund                    Vice President, Assistant
                                      Management                              Secretary

Lydia A. Gavalis                   SEI Investments Company                 Vice President, Assistant
   Vice President,                                                            Secretary
   Assistant Secretary             SEI Trust Company                       General Counsel, Assistant
                                                                              Secretary
                                   SEI Investments, Inc.                   General Counsel, Vice President
                                   SEI Investments Management              Vice President
                                      Corporation Delaware, L.L.C.
                                   SEI Ventures, Inc.                      Assistant Secretary
                                   SEI Investments Developments,           Assistant Secretary
                                      Inc.
                                   SEI Funds, Inc.                         General Counsel, Vice President
                                   SEI Global Investments Corp.            Vice President, Assistant
                                                                              Secretary
                                   SEI Advanced Capital                    Vice President, Assistant
                                      Management, Inc.                        Secretary
                                   SEI Global Capital Investments,         Vice President, Assistant
                                      Inc.                                    Secretary

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
                                   SEI Primus Holding Corp.                Vice President, Assistant
                                                                              Secretary
                                   SEI Investments Global Funds            Assistant Secretary
                                      Services
                                   SEI Investments Fund                    Assistant Secretary
                                      Management
                                   SEI Investments Management              Assistant Secretary
                                      Corporation II
                                   SEI Private Trust Company               General Counsel

Greg Gettinger                     SEI Investments Company                 Vice President
   Vice President                  SEI Trust Company                       Vice President
                                   SEI Investments, Inc.                   Vice President
                                   SEI Ventures, Inc.                      Vice President
                                   SEI Investments Developments,           Vice President
                                      Inc.
                                   SEI Funds, Inc.                         Vice President
                                   SEI Global Investments Corp.            Vice President
                                   SEI Advanced Capital                    Vice President
                                      Management, Inc.
                                   SEI Global Capital Investments,         Vice President
                                      Inc.
                                   SEI Primus Holding Corp.                Vice President
                                   SEI Investments Global Funds            Vice President
                                      Services
                                   SEI Investments Fund                    Vice President
                                      Management
                                   SEI Investments Management              Vice President
                                      Corporation II
                                   SEI Investments Management              Vice President
                                      Corporation Delaware, L.L.C.
                                   SEI Global Services, Inc.               Vice President

Kathy Heilig                       SEI Inc. (Canada)                       Vice President, Treasurer
   Vice President, Treasurer       SEI Ventures, Inc.                      Vice President, Treasurer
                                   SEI Insurance Group, Inc.               Vice President, Treasurer
                                   SEI Realty Capital Corporation          Vice President, Treasurer
                                   SEI Global Investments Corp.            Director, Vice President,
                                                                              Treasurer
                                   SEI Advanced Capital                    Director, Vice President,
                                      Management, Inc.                        Treasurer
                                   SEI Investments Global                  Vice President, Treasurer
                                      (Cayman), Limited
                                   SEI Primus Holding Corp.                Director, Vice President,
                                                                              Treasurer

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
                                   SEI Global Capital Investments,         Director, Vice President,
                                      Inc.                                    Treasurer
                                   SEI Investments Global Funds            Vice President, Treasurer
                                      Services
                                   SEI Investments Fund                    Vice President, Treasurer
                                      Management
                                   SEI Global Holdings                     Vice President, Treasurer,
                                      (Cayman) Inc.                           Assistant Secretary
                                   SEI Funds, Inc.                         Director, Vice President,
                                                                              Treasurer
                                   SEI Investments Management              Vice President, Treasurer
                                      Corporation II
                                   SEI Investments Management              Manager, Vice President,
                                      Corporation Delaware, L.L.C.            Treasurer
                                   SEI Investments, Inc.                   Director, Vice President,
                                                                              Treasurer
                                   SEI Investments Developments,           Director, Vice President,
                                      Inc.                                    Treasurer

Carolyn McLaurin                                    --                                      --
   Vice President

Kathryn L. Stanton                 SEI Giving Fund                         Vice President, Treasurer
   Vice President

Raymond B. Webster                 SEI Investments Management              Vice President
   Vice President                     Corporation II
                                   SEI Global Services, Inc.               Vice President

Lori L. White                      SEI Investments Company                 Vice President, Assistant
   Assistant Secretary                                                        Secretary
                                   SEI Investments Distribution Co.        Assistant Secretary
                                   SEI Investments, Inc.                   Vice President, Assistant
                                                                              Secretary
                                   SEI Investments Management              Assistant Secretary
                                      Corporation II
                                   SEI Global Investments Corp.            Vice President, Assistant
                                                                              Secretary
                                   SEI Advanced Capital                    Vice President, Assistant
                                      Management, Inc.                        Secretary
                                   SEI Global Capital Investments,         Vice President, Assistant
                                      Inc.                                    Secretary
                                   SEI Primus Holding Corp.                Vice President, Assistant
                                                                              Secretary
                                   SEI Investments Global Funds            Assistant Secretary
                                      Services

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
                                   SEI Investments Fund                    Assistant Secretary
                                      Management

Scott W. Dellorfano                SEI Investments Management              Vice President
   Vice President                     Corporation II

William E. Zitelli, Jr.            SEI Investments Company                 Vice President, Assistant
   Assistant Secretary                                                        Secretary
                                   SEI Investments Global                  Vice President
                                      (Bermuda) Ltd.
                                   SEI Global Investments Corp.            Vice President, Assistant
                                                                              Secretary
                                   SEI Advanced Capital                    Vice President, Assistant
                                      Management, Inc.                        Secretary
                                   SEI Primus Holding Corp.                Vice President, Assistant
                                                                              Secretary
                                   SEI Global Capital Investments,         Vice President, Assistant
                                      Inc.                                    Secretary
                                   SEI Investments Global Funds            Assistant Secretary
                                      Services
                                   SEI Investments Fund                    Assistant Secretary
                                      Management

John C. Munch                      SEI Investments Company                 Vice President, Assistant
   Assistant Secretary                                                        Secretary
                                   SEI Investments Distribution Co.        General Counsel, Secretary
                                   SEI Ventures, Inc.                      Assistant Secretary
                                   SEI Investments Developments,           Assistant Secretary
                                      Inc.
                                   SEI Insurance Group, Inc.               Secretary
                                   SEI Global Investments Corp.            Vice President, Assistant
                                                                              Secretary
                                   SEI Advanced Capital                    Vice President, Assistant
                                      Management, Inc.                        Secretary
                                   SEI Global Capital Investments,         Vice President, Assistant
                                      Inc.                                    Secretary
                                   SEI Primus Holding Corp.                Vice President, Assistant
                                                                              Secretary
                                   SEI Investments Global Funds            Assistant Secretary
                                      Services
                                   SEI Investments Fund                    Assistant Secretary
                                      Management
                                   SEI Investments Management              Assistant Secretary
                                      Corporation II
                                   SEI Inc. (Canada)                       General Counsel, Secretary

        NAME AND POSITION
     WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  ----------------------------------
David Campbell                     SEI Global Services, Inc.               Vice President
   Vice President

Lori Heinel                                         --                                      --
   Vice President

Rosanne Miller                     SEI Investments Company                 Vice President, Assistant
   Assistant Secretary                                                        Secretary
                                   SEI Global Services, Inc.               Assistant Secretary

Jim Combs                          SEI Global Services, Inc.               Vice President
   Vice President

Michael Cagina                                      --                                      --
   Vice President

Paul Klauder                                        --                                      --
   Vice President

Alison Saunders                                     --                                      --
   Vice President

Brandon Sharrett                   SEI Global Services, Inc.               Vice President
   Vice President

Wayne Withrow                      SEI Investments Company                 Executive Vice President
   Senior Vice President           SEI Investments Distribution Co.        Director
                                   SEI Investments Global Funds            Executive Vice President
                                      Services
                                   SEI Investments Fund                    Executive Vice President
                                      Management
                                   SEI Trust Company                       Director
                                   SEI Investments Global                  Director
                                      (Cayman), Limited
                                   SEI Investments Global Fund             Director
                                      Services Limited
                                   SEI Global Services, Inc.               Director, Senior Vice President
                                   SEI Investments Management              Senior Vice President
                                      Corporation II

Christine McCullough               SEI Insurance Group, Inc.               Assistant Secretary
   Vice President, Assistant       SEI Investments Company                 Vice President, Assistant
   Secretary                                                                  Secretary
                                   SEI Global Investments Corp.            Vice President, Assistant
                                                                              Secretary
                                   SEI Global Capital Investments,         Vice President, Assistant
                                      Inc.                                    Secretary
                                   SEI Advanced Capital                    Vice President, Assistant
                                      Management, Inc.                        Secretary
                                   SEI Primus Holding Corp.                Vice President, Assistant
                                                                              Secretary

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   -----------------------------------
                                   SEI Global Services, Inc.               Assistant Secretary
                                   SEI Investments Management              Assistant Secretary
                                      Corporation II

Tom Jones                                            --                                    --
   Compliance Officer,
   Assistant Secretary

Karl Dasher                        SEI Investments (France)                Board of Directors
   Vice President, Chief           SEI Global Investments Corp.            Vice President
   Investment Officer

Frank Sidoti                                         --                                    --
   Vice President

TRANSAMERICA INVESTMENT MANAGEMENT, LLC

     Transamerica Investment Management, LLC ("TIM") is a sub-adviser for the Registrant's Large Cap Fund. The principal business address of TIM is 1150 S. Olive St., 27th Floor, Los Angeles, California 90015. TIM is a registered investment adviser under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   -----------------------------------
Gary U. Rolle                                        --                                    --
   President, Manager, Chief
   Investment Officer

Jeffrey S. Van Harte                                 --                                    --
   Executive Vice President,
   Manager, Head of Equities

Heidi Y. Hu                                          --                                    --
   Senior Vice President,
   Director of Fixed Income

John R. Kenney                     Great Companies, LLC                    Chairman, Director, Co-Chief
   Manager                                                                    Executive Officer

Brian C. Scott                     AEGON/Transamerica Fund                 Director, President, Chief
   Manager                            Advisers, Inc.                          Executive Officer

John C. Riazzi                                       --                                    --
   Manager, Chief Executive
   Officer

Larry N. Norman                    AEGON, USA                              Executive Vice President, Chief
   Manager                                                                   Operating Officer

WELLINGTON MANAGEMENT COMPANY, LLP

     Wellington Management Company, LLP ("Wellington Management") is a sub-adviser to the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address of Wellington Management is 75 State Street, Boston, Massachusetts 02109. Wellington Management is an investment adviser registered under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   -----------------------------------
Kenneth Lee Abrams                                   --                                    --
   Partner

Nicholas Charles Adams                               --                                    --
   Partner

Rand Lawrence Alexander                              --                                    --
   Partner

Deborah Louise Allinson                              --                                    --
   Partner

Steven C. Angeli                                     --                                    --
   Partner

James Halsey Averill                                 --                                    --
   Partner

John F. Averill                                      --                                    --
   Partner

Karl E. Bandtel                                      --                                    --
   Partner

Mark James Beckwith                                  --                                    --
   Partner

James A. Bevilacqua                                  --                                    --
   Partner

Kevin J. Blake                                       --                                    --
   Partner

William Nicholas Booth                               --                                    --
   Partner

Michael J. Boudens                                   --                                    --
   Partner

Paul Braverman                                       --                                    --
   Partner

Robert A. Bruno                                      --                                    --
   Partner

Michael T. Carmen                                    --                                    --
   Partner

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   -----------------------------------
Maryann Evelyn Carroll                               --                                    --
   Partner

William R.H. Clark                                   --                                    --
   Partner

Cynthia M. Clarke                                    --                                    --
   Partner

Richard M. Coffman                                   --                                    --
   Partner

John D. Costa                                        --                                    --
   Partner

Pamela Dippel                                        --                                    --
   Partner

Scott M. Elliott                                     --                                    --
   Partner

Robert Lloyd Evans                                   --                                    --
   Partner

David R. Fassnacht                                   --                                    --
   Partner

Lisa de la Fuente Finkel                             --                                    --
   Partner

Mark T. Flaherty                                     --                                    --
   Partner

Charles Townsend Freeman                             --                                    --
   Partner

Laurie Allen Gabriel                                 --                                    --
   Managing Partner

Ann C. Gallo                                         --                                    --
   Partner

Subbiah Gopalraman                                   --                                    --
   Partner

Paul J. Hamel                                        --                                    --
   Partner

William J. Hannigan                                  --                                    --
   Partner

Lucius Tuttle Hill, III                              --                                    --
   Partner

James P. Hoffman                                     --                                    --
   Partner

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   -----------------------------------
Jean M. Hynes                                        --                                    --
   Partner

Steven T. Irons                                      --                                    --
   Partner

Paul David Kaplan                                    --                                    --
   Partner

Lorraine A. Keady                                    --                                    --
   Partner

John Charles Keogh                                   --                                    --
   Partner

George Cabot Lodge, Jr.                              --                                    --
   Partner

Nancy Therese Lukitsh                                --                                    --
   Partner

Mark Thomas Lynch                                    --                                    --
   Partner

Mark D. Mandel                                       --                                    --
   Partner

Christine Smith Manfredi                             --                                    --
   Partner

Earl Edward McEvoy                                   --                                    --
   Partner

Duncan Mathieu McFarland                             --                                    --
   Managing Partner

Matthew Edward Megargel                              --                                    --
   Partner

James Nelson Mordy                                   --                                    --
   Partner

Diane Carol Nordin                                   --                                    --
   Partner

Stephen T. O'Brien                                   --                                    --
   Partner

Andrew S. Offit                                      --                                    --
   Partner

Edward Paul Owens                                    --                                    --
   Partner

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   -----------------------------------
Saul Joseph Pannell                                  --                                    --
   Partner

Thomas Louis Pappas                                  --                                    --
   Partner

Jonathan Martin Payson                               --                                    --
   Partner

Philip H. Perelmuter                                 --                                    --
   Partner

Robert Douglas Rands                                 --                                    --
   Partner

James Albert Rullo                                   --                                    --
   Partner

John Robert Ryan                                     --                                    --
   Managing Partner

Joseph Harold Schwartz                               --                                    --
   Partner

James H. Shakin                                      --                                    --
   Partner

Theodore Shasta                                      --                                    --
   Partner

Andrew J. Shilling                                   --                                    --
   Partner

Binkley Calhoun Shorts                               --                                    --
   Partner

Scott E. Simpson                                     --                                    --
   Partner

Trond Skramstad                                      --                                    --
   Partner

Stephen Albert Soderberg                             --                                    --
   Partner

Haluk Soykan                                         --                                    --
   Partner

Eric Stromquist                                      --                                    --
   Partner

Brendan James Swords                                 --                                    --
   Partner

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   -----------------------------------
Harriett Tee Taggart                                 --                                    --
   Partner

Frank L. Teixeira                                    --                                    --
   Partner

Perry Marques Traquina                               --                                    --
   Partner

Nilesh P. Undavia                                    --                                    --
   Partner

Clare Villari                                        --                                    --
   Partner

Kim Williams                                         --                                    --
   Partner

Itsuki Yamashita                                     --                                    --
   Partner

David S. Zimble                                      --                                    --
   Partner

WELLS CAPITAL MANAGEMENT, INC.

     Wells Capital Management, Inc. ("Wells Capital") is a sub-adviser for the Registrant's Core Fixed Income Fund. The principal business address of Wells Capital is 525 Market Street, 10th Floor, San Francisco, California 94105. Wells Capital is a registered investment adviser under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   -----------------------------------
Robert W. Bissell                  Wells Fargo Bank, N.A.                  Executive Vice President
   President, Chief Executive
   Officer and Director

Patricia R. Callahan               Wells Fargo Bank, N.A.                  Executive Vice President
   Executive Vice President

J. Mari Casas                      Wells Fargo Bank, N.A.                  Senior Vice President
   Executive Vice President

Kirk D. Hartman                                      --                                    --
   Executive Vice President,
   Chief Investment Officer
   and Director

Amru A. Khan                       Wells Fargo Bank, N.A.                  Senior Vice President
   Executive Vice President

Thomas M. O'Malley                 Wells Fargo Bank, N.A.                  Senior Vice President
   Executive Vice President

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   -----------------------------------
James Paulsen                                        --                                    --
   Executive Vice President
   and Chief Investment
   Strategist

William L. Timoney                                   --                                    --
   Executive Vice President

Richard D. Levy                    Wells Fargo Bank, N.A.                  Senior Vice President
   Senior Vice President

Karen L. Norton                                      --                                    --
   Senior Vice President and
   Chief Administrative and
   Operation Officer

David O'Keefe                                        --                                    --
   Senior Vice President and
   Chief Financial Officer

Monica Poon                                          --                                    --
   Senior Vice President and
   Chief Compliance Officer

Sallie C. Squire                                     --                                    --
   Senior Vice President and
   Director of Professional
   and Corporate Development

William C. Stevens                                   --                                    --
   Senior Vice President and
   Chief Fixed Income Officer

Lisa M. Bernard                    Wells Fargo & Company                   Manager
   Vice President

Heidi M. Dzieweczynski             Wells Fargo Bank, N.A.                  Vice President
   Vice President

James E. Hanson                    Wells Fargo Bank, N.A.                  Vice President
   Vice President

James A. Horton                    Wells Fargo Bank, N.A.                  Vice President
   Vice President

John M. Lande                      Wells Fargo Bank, N.A.                  Vice President
   Vice President

Karen B. Martin                    Wells Fargo Bank, N.A.                  Vice President
   Vice President

Roger J. Saucerman                 Wells Fargo Bank, N.A.                  Vice President
   Vice President

Thomas J. Schneider                Wells Fargo Bank, N.A.                  Vice President
   Vice President

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   -----------------------------------
Robert S. Singley                  Wells Fargo Bank, N.A.                  Vice President and Secretary
   Vice President and
   Secretary

Rachelle M. Graham                 Wells Fargo Bank, N.A.                  Assistant Secretary
   Assistant Secretary

Susan H. Lane                      Wells Fargo & Company                   Assistant Secretary to various
   Assistant Secretary                                                       Wells Fargo affiliates

Michael J. Niedermeyer             Wells Fargo Bank, N.A.                  Executive Vice President
   Director

WESTERN ASSET MANAGEMENT COMPANY

     Western Asset Management Company ("Western") is a sub-adviser for the Core Fixed Income Fund. The principal business address of Western is 385 East Colorado Boulevard, Pasadena, California 91101. Western is an investment adviser registered under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   -----------------------------------
James W. Hirschmann                Pacific American Income Shares          President
   President and Chief             Western Asset Funds                     President
   Executive Officer               Western Asset Premier Bond              President
                                      Fund

Timothy C. Scheve                  Legg Mason, Inc.                        Senior Executive Vice President
   Non Employee Director

Edward A. Taber                    Legg Mason, Inc.                        Senior Executive Vice President
   Non Employee Director

Bruce D. Alberts                                     --                                    --
   Chief Financial Officer

Gavin L. James                     Western Asset Funds                     Vice President
   Director of Global Client
   Services

S. Kenneth Leech                   Western Asset Premier Bond              Vice President
   Chief Investment Officer           Fund
                                   Pacific American Income Shares          Vice President
                                   Western Asset Funds                     Vice President

Stephen A. Walsh                   Western Asset Funds                     Vice President
   Deputy Chief Investment
   Officer

Gregory B. McShea                  Western Asset/Claymore U.S.             Vice President
   Secretary, Head of                 Treasury Inflation Protected
   Compliance and Controls            Securities Fund 1
                                   Western Asset/Claymore U.S.             Vice President
                                      Treasury Inflation Protected
                                      Securities Fund 2

ITEM 26. PRINCIPAL UNDERWRITERS:

     (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

     SEI Daily Income Trust                             July 15, 1982
     SEI Liquid Asset Trust                             November 29, 1982
     SEI Tax Exempt Trust                               December 3, 1982
     SEI Index Funds                                    July 10, 1985
     SEI Institutional Managed Trust                    January 22, 1987
     SEI Institutional International Trust              August 30, 1988
     The Advisors' Inner Circle Fund                    November 14, 1991
     The Advisors' Inner Circle Fund II                 January 28, 1993
     Bishop Street Funds                                January 27, 1995
     SEI Asset Allocation Trust                         April 1, 1996
     HighMark Funds                                     February 15, 1997
     Expedition Funds                                   June 9, 1997
     Oak Associates Funds                               February 27, 1998
     The Nevis Fund, Inc.                               June 29, 1998
     CNI Charter Funds                                  April 1, 1999
     Amerindo Funds Inc.                                July 13, 1999
     iShares Inc.                                       January 28, 2000
     iShares Trust                                      April 25, 2000
     JohnsonFamily Funds, Inc.                          November 1, 2000
     The MDL Funds                                      January 24, 2001
     Causeway Capital Management Trust                  September 20, 2001
     The Japan Fund, Inc.                               October 7, 2002
     TT International U.S.A. Master Trust               October 6, 2003
     TT International U.S.A. Feeder Trust               October 6, 2003

     The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

     (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 19 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                                             POSITION AND OFFICE                  POSITIONS AND OFFICES
          NAME                                WITH UNDERWRITER                       WITH REGISTRANT
------------------------   ----------------------------------------------------   ---------------------
William M. Doran           Director                                               Trustee

Kevin Barr                 President & Chief Operating Officer                               --

Maxine Chou                Chief Financial Officer & Treasurer                               --

John Munch                 General Counsel & Secretary                                       --

Carl A. Guarino            Director                                                          --

Edward D. Loughlin         Director                                               President &
                                                                                    Chief Executive
                                                                                    Officer

Wayne M. Withrow           Director                                                          --

Michael Farrell            Vice President                                                    --

Mark J. Held               Senior Vice President                                             --

Mark Greco                 Chief Operating Officer                                           --

Karen LaTourette           Chief Compliance Officer and Assistant Secretary                  --

Maria Rinehart             Vice President                                                    --

Lori L. White              Assistant Secretary                                               --

Robert Silvestri           Senior Financial Officer                                          --

ITEM 27. LOCATION OF ACCOUNTS AND RECORDS:

     Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

         (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
     (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

             Wachovia Bank N.A. (formerly First Union National Bank) Institutional Custody Group-PA494
             123 S. Broad Street
             Philadelphia, PA 19109

             Brown Brothers Harriman & Co.
             40 Water Street
             Boston, MA 02109-3661

         (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and
     (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

             SEI Investments Fund Management
             Oaks, PA 19456

         (c) With respect to Rules 31a-1(b)(5),(6),(9), (10) and (11) and
     31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Money Managers:

             Acadian Asset Management Inc.
             Ten Post Office Square
             Boston, Massachusetts 02109

             Alliance Capital Management L.P.
             1345 Avenue of the Americas
             New York, New York 10105

             Analytic Investors Inc.
             500 South Grand Avenue
             23rd Floor
             Los Angeles, California 90071

             Aronson+Johnson+Ortiz, LP
             230 South Broad Street
             Twentieth Floor
             Philadelphia, Pennsylvania 19102

             Artisan Partners Limited Partnership
             875 E. Wisconsin Avenue, Suite 800
             Milwaukee, Wisconsin 53202

             Barclays Global Fund Advisors
             45 Fremont Street
             San Francisco, California 94105

             BlackRock Advisors, Inc.
             40 East 52nd Street
             New York, New York 10022

             The Boston Company Asset Management
             One Boston Place
             Boston, Massachusetts 02108

             Capital Guardian Trust Company
             333 South Hope Street
             55th Floor
             Los Angeles, California 90071

             Citigroup Asset Management Limited
             Citigroup Centre
             Canada Square
             Canary Wharf, London E14 5LB, England

             David J. Greene & Company, LLC
             599 Lexington Avenue
             New York, New York 10022

             Delaware Management Company
             One Commerce Square
             2005 Market Street
             Philadelphia, Pennsylvania 19103

             Emerging Markets Management, L.L.C.
             1001 Nineteenth Street North
             17th Floor
             Arlington, Virginia 22209-1722

             Enhanced Investment Technologies, LLC
             2401 P.G.A. Boulevard
             Suite 100
             Palm Beach Gardens, Florida 33410

             Fischer Francis Trees & Watts, Inc.
             200 Park Avenue, 46th Floor
             New York, New York 10166

             Fisher Investments, Inc.
             13100 Skyline Blvd.
             Woodside, California 94062

             Franklin Portfolio Associates, LLC
             One Boston Place
             29th Floor
             Boston, Massachusetts 02108

             Goldman Sachs Asset Management
             32 Old Slip
             New York, New York 10005

             ING Investment Management Co.
             230 Park Avenue, 13th Floor
             New York, New York 10169

             Integrity Asset Management, LLC
             9900 Corporate Campus Drive
             Suite 3000
             Louisville, Kentucky 40223

             Lee Munder Investments, Ltd.
             200 Clarendon Street, 28th Floor
             Boston, Massachusetts 02116

             Lincoln Capital Fixed Income Management Company, LLC
             200 S. Wacker Drive, Suite 2100
             Chicago, Illinois 60606

             LSV Asset Management
             1 N. Wacker Drive
             Chicago, Illinois 60606

             Martingale Asset Management, L.P.
             222 Berkeley Street
             Boston, Massachusetts 02116

             Mazama Capital Management, Inc.
             One Southwest Columbia Street
             Suite 1500
             Portland, Oregon 97258

             McKinley Capital Management Inc.
             3301 C Street
             Suite 500
             Anchorage, Alaska 99503

             Metropolitan West Asset Management LLC
             11766 Wilshire Boulevard, Suite 1580
             Los Angeles, California 90025

             Montag & Caldwell, Inc.
             3455 Peachtree Road, NE Suite 1200
             Atlanta, Georgia 30326-3248

             Morgan Stanley Investment Management Inc.
             1221 Avenue of the Americas
             New York, New York 10020

             Morgan Stanley Investment Management Limited
             25 Cabot Square
             Canary Wharf, London E14 4QA
             United Kingdom

             Nomura Corporate Research and Asset Management Inc.
             2 World Financial Center
             Building B
             New York, New York 10281-1198

             Peregrine Capital Management, Inc.
             800 LaSalle Avenue, Suite 1850
             Minneapolis, Minnesota 55402

             Quantitative Management Associates LLC
             Gateway Center 2
             McCarter Highway & Market Street
             Newark, New Jersey 07102

             Rexiter Capital Management Limited
             21 St. James's Square
             London SWIY 4SS United Kingdom

             Security Capital Research &
             Management Incorporated
             11 South LaSalle Street, 2nd Floor
             Chicago, Illinois 60603

             SEI Investments Management Corporation
             One Freedom Valley Drive
             Oaks, Pennsylvania 19456

             Transamerica Investment Management, LLC
             1150 S. Olive Street, 27th Floor
             Los Angeles, California 90015

             Wellington Management Company, LLP
             75 State Street
             Boston, Massachusetts 02109

             Wells Capital Management, Inc.
             525 Market Street, 10th Floor
             San Francisco, California 94105

             Western Asset Management Company
             385 East Colorado Boulevard, 6th Floor
             Pasadena, California 91101

ITEM 28. MANAGEMENT SERVICES:

     None.

ITEM 29. UNDERTAKINGS:

     None.
                                     NOTICE

     A copy of the Agreement and Declaration of Trust of SEI Institutional Investments Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, Officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 19 to Registration Statement No. 33-58041 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 28th day of September, 2004.


                                    SEI INSTITUTIONAL INVESTMENTS TRUST

                                    BY:      /s/ EDWARD D. LOUGHLIN
                                        ----------------------------------------
                                                 Edward D. Loughlin
                                          PRESIDENT & CHIEF EXECUTIVE OFFICER

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.


                       *
-----------------------------------------------   Trustee                        September 28, 2004
              Rosemarie B. Greco

                       *
-----------------------------------------------   Trustee                        September 28, 2004
               William M. Doran

                       *
-----------------------------------------------   Trustee                        September 28, 2004
               F. Wendell Gooch

                       *
-----------------------------------------------   Trustee                        September 28, 2004
            George J. Sullivan, Jr.

                       *
-----------------------------------------------   Trustee                        September 28, 2004
                James M. Storey

                       *
-----------------------------------------------   Trustee                        September 28, 2004
               Robert A. Nesher

                       *
-----------------------------------------------   Trustee                        September 28, 2004
                 Nina Lesavoy

            /s/ EDWARD D. LOUGHLIN
-----------------------------------------------   President & Chief              September 28, 2004
              Edward D. Loughlin                    Executive Officer

            /s/ PEDRO A. RODRIGUEZ
-----------------------------------------------   Controller & Chief Financial   September 28, 2004
                 Pedro A. Rodriguez                 Officer


*By:          /s/ EDWARD D. LOUGHLIN
     ------------------------------------------
                  Edward D. Loughlin,
                    ATTORNEY-IN-FACTC

                                  EXHIBIT INDEX


EXHIBIT NUMBER                             DESCRIPTION
----------------  --------------------------------------------------------------
EX-99.B(a)        Registrant's Declaration of Trust is incorporated herein by reference to Exhibit (1) of Registrant's Registration
                    Statement on Form N-1A (File No. 33-58041), filed with the
                    Securities and Exchange Commission ("SEC") on March 10,
                    1995.

EX-99.B(b)        Amended By-Laws, dated June 17, 2004, are herein incorporated by reference to Exhibit (b) of Post-Effective Amendment No.
                    17 to Registrant's Registration Statement on Form N-1A (File
                    No. 33-58041), filed with the SEC on July 9, 2004.

EX-99.B(c)        Not Applicable.

EX-99.B(d)(1)     Investment Advisory Agreement between the Trust and SEI
                    Investments Management Corporation ("SIMC") (formerly "SEI
                    Financial Management Corporation") as previously filed with
                    Registrant's Pre-Effective Amendment No. 2 on Form N-1A
                    (File No. 33-58041), filed with the SEC on June 7, 1996 is herein incorporated by reference to Exhibit (5)(a) of
                    Post-Effective Amendment No. 2, filed with the SEC on
                    September 29, 1997.

EX-99.B(d)(2)     Schedule B to the Investment Advisory Agreement between the
                    Trust and SIMC is herein incorporated by reference to
                    Exhibit (d)(2) of Post-Effective Amendment No. 18 to
                    Registrant's Registration Statement on Form N-1A (File No.
                    33-58041), filed with the SEC on September 23, 2004.

EX-99.B(d)(3)     Investment Sub-Advisory Agreement between SIMC and BlackRock
                    Financial Management, Inc. with respect to the Core Fixed
                    Income Fund as previously filed with Registrant's
                    Pre-Effective Amendment No. 1 on Form N-1A (File No.
                    33-58041), filed with the SEC on April 26, 1996 is herein
                    incorporated by reference to Exhibit (5)(g) of
                    Post-Effective Amendment No. 2, filed with the SEC on
                    September 29, 1997.

EX-99.B(d)(4)     Investment Sub-Advisory Agreement between SIMC and LSV Asset
                    Management with respect to the Trust's Large Cap and Small
                    Cap Funds as previously filed with Registrant's
                    Pre-Effective Amendment No. 1 on Form N-1A (File No.
                    33-58041), filed with the SEC on April 26, 1996 is herein
                    incorporated by reference to Exhibit (5)(k) of
                    Post-Effective Amendment No. 2, filed with the SEC on
                    September 29, 1997.

EX-99.B(d)(5)     Investment Sub-Advisory Agreement between SIMC and Western
                    Asset Management Company with respect to the Core Fixed
                    Income Fund as previously filed with Registrant's
                    Pre-Effective Amendment No. 1 on Form N-1A (File No.
                    33-58041), filed with the SEC on April 26, 1996 is herein
                    incorporated by reference to Exhibit (5)(u) of
                    Post-Effective Amendment No. 2, filed with the SEC on
                    September 29, 1997.

EX-99.B(d)(6)     Schedule B dated January 1, 1997 to the Trust's Sub-Advisory
                    Agreement dated June 14, 1996 between SIMC and LSV Asset
                    Management with respect to the Large Cap and Small Cap Value
                    Funds is incorporated by reference to Exhibit (5)(ee) of
                    Registrant's Registration Statement on Form N-1A (File No.
                    33-58041), filed with the SEC on September 29, 1997.

EXHIBIT NUMBER                             DESCRIPTION
----------------  --------------------------------------------------------------
EX-99.B(d)(7)     Investment Sub-Advisory Agreement between SIMC and Capital
                    Guardian Trust Company with respect to the International
                    Equity Fund is herein incorporated by reference to Exhibit
                    (5)(ii) of Post-Effective Amendment No. 3 to Registrant's
                    Registration Statement on Form N-1A (File No. 33-58041),
                    filed with the SEC on September 25, 1998.

EX-99.B(d)(8)     Assignment and Assumption Agreement dated June 26, 2002 and
                    Consent dated June 28, 2002 between SIMC and BlackRock
                    Advisors, Inc. is herein incorporated by reference to
                    Exhibit (d)(12) of Post-Effective Amendment No. 10 to
                    Registrant's Registration Statement on Form N-1A (File No.
                    33-58041), filed with the SEC on September 30, 2002.

EX-99.B(d)(9)     Investment Sub-Advisory Agreement between SIMC and Artisan
                    Partners Limited Partnership with respect to the Small Cap
                    Fund is herein incorporated by reference to Exhibit (d)(43)
                    of Post-Effective Amendment No. 4 to Registrant's
                    Registration Statement on Form N-1A (File No. 33-58041),
                    filed with the SEC on July 16, 1999.

EX-99.B(d)(10)    Investment Sub-Advisory Agreement between SIMC and Nomura
                    Corporate Research and Asset Management Inc. with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(45) of Post-Effective Amendment No. 7 to
                    Registrant's Registration Statement on Form N-1A (File No.
                    33-58041), filed with the SEC on September 28, 2001.

EX-99.B(d)(11)    Investment Sub-Advisory Agreement between SIMC and Security
                    Capital Research & Management Incorporated with respect to the Small Cap Fund is herein incorporated by reference to
                    Exhibit (d)(46) of Post-Effective Amendment No. 5 to
                    Registrant's Registration Statement on Form N-1A (File No.
                    33-58041), filed with the SEC on September 28, 1999.

EX-99.B(d)(12)    Investment Sub-Advisory Agreement between SIMC and The
                    Boston Company Asset Management LLC with respect to the
                    Emerging Markets Equity Fund is herein incorporated by
                    reference to Exhibit (d)(12) of Post-Effective Amendment No.
                    17 to Registrant's Registration Statement on Form N-1A (File
                    No. 33-58041), filed with the SEC on July 9, 2004.

EX-99.B(d)(13)    Investment Sub-Advisory Agreement between SIMC and McKinley
                    Capital Management Inc. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(52) of
                    Post-Effective Amendment No. 6 to Registrant's Registration
                    Statement on Form N-1A (File No. 33-58041), filed with the
                    SEC on September 27, 2000.

EX-99.B(d)(14)    Investment Sub-Advisory Agreement between SIMC and David J.
                    Greene & Company, LLC with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(53) of
                    Post-Effective Amendment No. 7 to Registrant's Registration
                    Statement on Form N-1A (File No. 33-58041), filed with the
                    SEC on September 28, 2001.

EX-99.B(d)(15)    Investment Sub-Advisory Agreement between SIMC and Morgan
                    Stanley Investment Management Inc. with respect to the
                    International Equity Fund is herein incorporated by
                    reference to Exhibit (d)(56) of Post-Effective Amendment No.
                    7 to Registrant's Registration Statement on Form N-1A (File
                    No. 33-58041), filed with the SEC on September 28, 2001.

EXHIBIT NUMBER                             DESCRIPTION
----------------  --------------------------------------------------------------
EX-99.B(d)(16)    Investment Sub-Advisory Agreement between SIMC and Peregrine
                    Capital Management Inc. with respect to the Large Cap and
                    Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 7 to
                    Registrant's Registration Statement on Form N-1A (File No.
                    33-58041), filed with the SEC on September 28, 2001.

EX-99.B(d)(17)    Investment Sub-Advisory Agreement between SIMC and Sanford
                    C. Bernstein & Co., LLC, as revised October 2, 2000, with
                    respect to the Large Cap and Large Cap Value Funds is herein incorporated by reference to Exhibit (d)(58) of
                    Post-Effective Amendment No. 7 to Registrant's Registration
                    Statement on Form N-1A (File No. 33-58041), filed with the
                    SEC on September 28, 2001.

EX-99.B(d)(18)    Investment Sub-Advisory Agreement between SIMC and
                    Transamerica Investment Management, LLC with respect to the
                    Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(61) of Post-Effective Amendment
                    No. 7 to Registrant's Registration Statement on Form N-1A
                    (File No. 33-58041), filed with the SEC on September 28,
                    2001.

EX-99.B(d)(19)    Investment Sub-Advisory Agreement dated March 19, 2002 between
                    SIMC and Barclays Global Fund Advisors, with respect to the
                    Large Cap Index, Large Cap Value Index, and Large Cap Growth
                    Index Funds, is herein incorporated by reference to Exhibit
                    (d)(62) of Post-Effective Amendment No. 9 to Registrant's
                    Registration Statement on Form N-1A (File No. 33-58041),
                    filed with the SEC on March 29, 2002.

EX-99.B(d)(20)    Investment Sub-Advisory Agreement dated March 12, 2002 between
                    SIMC and Montag & Caldwell Inc. with respect to the Large
                    Cap and Large Cap Growth Funds is herein incorporated by
                    reference to Exhibit (d)(63) of Post-Effective Amendment No.
                    9 to Registrant's Registration Statement on Form N-1A (File
                    No. 33-58401), filed with the SEC on March 29, 2002.

EX-99.B(d)(21)    Investment Sub-Advisory Agreement dated March 14, 2002 between
                    SIMC and Wellington Management Company, LLP with respect to the Small Cap Growth Fund is herein incorporated by
                    reference to Exhibit (d)(64) of Post-Effective Amendment No.
                    9 to Registrant's Registration Statement on Form N-1A (File
                    No. 33-58041), filed with the SEC on March 29, 2002.

EX-99.B(d)(22)    Investment Sub-Advisory Agreement between SIMC and Mazama
                    Capital Management, Inc. dated December 13, 1999 with
                    respect to the Small Cap Fund is herein incorporated by
                    reference to Exhibit (d)(36) of Post-Effective Amendment No.
                    10 to Registrant's Registration Statement on Form N-1A (File
                    No. 33-58041), filed with the SEC on September 30, 2002.

EX-99.B(d)(23)    Investment Sub-Advisory Agreement between SIMC and
                    Metropolitan West Asset Management LLC dated June 26, 2002 with respect to the Core Fixed Income Fund is herein
                    incorporated by reference to Exhibit (d)(37) of
                    Post-Effective Amendment No. 10 to Registrant's Registration
                    Statement on Form N-1A (File No. 33-58041), filed with the
                    SEC on September 30, 2002.

EX-99.B(d)(24)    Form of Investment Sub-Advisory Agreement between SIMC and
                    Fischer Francis Trees & Watts, Inc. with respect to the
                    International Fixed Income Fund is herein incorporated by
                    reference to Exhibit (d)(38) of Post-Effective Amendment No.
                    10 to Registrant's Registration Statement on Form N-1A (File
                    No. 33-58041), filed with the SEC on September 30, 2002.

EXHIBIT NUMBER                             DESCRIPTION
----------------  --------------------------------------------------------------
EX-99.B(d)(25)    Amendment to Investment Sub-Advisory Agreement between SIMC and Montag & Caldwell, Inc. is herein incorporated by
                    reference to Exhibit (d)(39) of Post-Effective Amendment No.
                    10 to Registrant's Registration Statement on Form N-1A (File
                    No. 33-58041), filed with the SEC on September 30, 2002.

EX-99.B(d)(26)    Investment Sub-Advisory Agreement between SIMC and Lee
                    Munder Investments, Ltd. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(36) of
                    Post-Effective Amendment No. 11 to Registrant's Registration
                    Statement on Form N-1A (File No. 33-58041), filed with the
                    SEC on May 16, 2003.

EX-99.B(d)(27)    Investment Sub-Advisory Agreement between SIMC and Martingale
                    Asset Management with respect to the Small Cap Fund is
                    herein incorporated by reference to Exhibit (d)(37) of
                    Post-Effective Amendment No. 11 to Registrant's Registration
                    Statement on Form N-1A (File No. 33-58041), filed with the
                    SEC on May 16, 2003.

EX-99.B(d)(28)    Investment Sub-Advisory Agreement between SIMC and Goldman
                    Sachs Asset Management, L.P. with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by
                    reference to Exhibit (d)(38) of Post-Effective Amendment No.
                    11 to Registrant's Registration Statement on Form N-1A (File
                    No. 33-58041), filed with the SEC on May 16, 2003.

EX-99.B(d)(29)    Investment Sub-Advisory Agreement between SIMC and Emerging
                    Markets Management, L.L.C. with respect to the Emerging
                    Markets Equity Fund is herein incorporated by reference to
                    Exhibit (d)(39) of Post-Effective Amendment No. 11 to
                    Registrant's Registration Statement on Form N-1A (File No.
                    33-58041), filed with the SEC on May 16, 2003.

EX-99.B(d)(30)    Investment Sub-Advisory Agreement between SIMC and McKinley
                    Capital Management, Inc. with respect to the Large Cap and
                    Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(40) of Post-Effective Amendment No. 11 to
                    Registrant's Registration Statement on Form N-1A (File No.
                    33-58041), filed with the SEC on May 16, 2003.

EX-99.B(d)(31)    Investment Sub-Advisory Agreement between SIMC and Alliance
                    Capital Management L.P. with respect to the Emerging Markets
                    Equity Fund is herein incorporated by reference to Exhibit
                    (d)(42) of Post-Effective Amendment No. 11 to Registrant's
                    Registration Statement on Form N-1A (File No. 33-58041),
                    filed with the SEC on May 16, 2003.

EX-99.B(d)(32)    Investment Sub-Advisory Agreement between SIMC and
                    Aronson+Johnson+Ortiz, LP with respect to the Large Cap Fund is herein incorporated by reference to Exhibit (d)(36) of
                    Post-Effective Amendment No. 12 to Registrant's Registration
                    Statement on Form N-1A (File No. 33-58041), filed with the
                    SEC on July 29, 2003.

EX-99.B(d)(33)    Investment Sub-Advisory Agreement between SIMC and Franklin
                    Portfolio Associates, LLC with respect to the Large Cap and
                    Large Cap Value Funds is herein incorporated by reference to
                    Exhibit (d)(37) of Post-Effective Amendment No. 12 to
                    Registrant's Registration Statement on Form N-1A (File No.
                    33-58041), filed with the SEC on July 29, 2003.

EXHIBIT NUMBER                             DESCRIPTION
----------------  --------------------------------------------------------------
EX-99.B(d)(34)    Investment Sub-Advisory Agreement between SIMC and Barclays
                    Global Fund Advisors with respect to the Large Cap
                    Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 12 to
                    Registrant's Registration Statement on Form N-1A (File No.
                    33-58041), filed with the SEC on July 29, 2003.

EX-99.B(d)(35)    Investment Sub-Advisory Agreement between SIMC and Enhanced
                    Investment Technologies, LLC with respect to the Large Cap
                    Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 13 to
                    Registrant's Registration Statement on Form N-1A (File No.
                    33-58041), filed with the SEC on September 30, 2003.

EX-99.B(d)(36)    Investment Sub-Advisory Agreement between SIMC and Analytic
                    Investors, Inc. with respect to the Large Cap Disciplined
                    Equity Fund is herein incorporated by reference to Exhibit
                    (d)(40) of Post-Effective Amendment No. 12 to Registrant's
                    Registration Statement on Form N-1A (File No. 33-58041),
                    filed with the SEC on July 29, 2003.

EX-99.B(d)(37)    Investment Sub-Advisory Agreement between SIMC and Prudential
                    Investment Management, Inc. with respect to the Large Cap
                    Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(41) of Post-Effective Amendment No. 12 to
                    Registrant's Registration Statement on Form N-1A (File No.
                    33-58041), filed with the SEC on July 29, 2003.

EX-99.B(d)(38)    Assignment and Assumption Agreement between SIMC, Prudential
                    Investment Management, Inc. and Quantitative Management
                    Associates LLC with respect to the Large Cap Disciplined
                    Equity Fund is herein incorporated by reference to Exhibit
                    (d)(39) of Post-Effective Amendment No. 17 to Registrant's
                    Registration Statement on Form N-1A (File No. 33-58041),
                    filed with the SEC on July 9, 2004.

EX-99.B(d)(39)    Investment Sub-Advisory Agreement between SIMC and Delaware
                    Management Company, a series of Delaware Management Business
                    Trust, with respect to the Small Cap and Small/Mid Cap
                    Equity Funds is herein incorporated by reference to Exhibit
                    (d)(42) of Post-Effective Amendment No. 12 to Registrant's
                    Registration Statement on Form N-1A (File No. 33-58041),
                    filed with the SEC on July 29, 2003.

EX-99.B(d)(40)    Investment Sub-Advisory Agreement between SIMC and Mazama
                    Capital Management, Inc. with respect to the Small/Mid Cap
                    Equity Fund is herein incorporated by reference to Exhibit
                    (d)(43) of Post-Effective Amendment No. 12 to Registrant's
                    Registration Statement on Form N-1A (File No. 33-58041),
                    filed with the SEC on July 29, 2003.

EX-99.B(d)(41)    Investment Sub-Advisory Agreement between SIMC and Security
                    Capital Research & Management Incorporated with respect to the Small/Mid Cap Equity Fund is herein incorporated by
                    reference to Exhibit (d)(45) of Post-Effective Amendment No.
                    12 to Registrant's Registration Statement on Form N-1A (File
                    No. 33-58041), filed with the SEC on July 29, 2003.

EX-99.B(d)(42)    Investment Sub-Advisory Agreement between SIMC and BlackRock
                    Advisors, Inc. with respect to the Small Cap and Small/Mid
                    Cap Equity Funds is herein incorporated by reference to
                    Exhibit (d)(46) of Post-Effective Amendment No. 12 to
                    Registrant's Registration Statement on Form N-1A (File No.
                    33-58041), filed with the SEC on July 29, 2003.

EXHIBIT NUMBER                             DESCRIPTION
----------------  --------------------------------------------------------------
EX-99.B(d)(43)    Investment Sub-Advisory Agreement between SIMC and Fisher
                    Investments, Inc. with respect to the International Equity
                    Fund is herein incorporated by reference to Exhibit (d)(47)
                    of Post-Effective Amendment No. 12 to Registrant's
                    Registration Statement on Form N-1A (File No. 33-58041),
                    filed with the SEC on July 29, 2003.

EX-99.B(d)(44)    Form of Schedules A and B to the Investment Sub-Advisory
                    Agreement between SIMC and Fisher Investments, Inc. with
                    respect to the International Equity and World Equity Ex-US
                    Funds is herein incorporated by reference to Exhibit (d)(44)
                    of Post-Effective Amendment No. 18 to Registrant's
                    Registration Statement on Form N-1A (File No. 33-58041),
                    filed with the SEC on September 23, 2004.

EX-99.B(d)(45)    Investment Sub-Advisory Agreement between SIMC and Alliance
                    Capital Management, L.P. with respect to the International
                    Equity Fund is herein incorporated by reference to Exhibit
                    (d)(48) of Post-Effective Amendment No. 12 to Registrant's
                    Registration Statement on Form N-1A (File No. 33-58041),
                    filed with the SEC on July 29, 2003.

EX-99.B(d)(46)    Form of Schedules A and B to the Sub-Advisory Agreement
                    between SIMC and Alliance Capital Management, L.P., with
                    respect to the International Equity and World Equity Ex-US
                    Funds is herein incorporated by reference to Exhibit (d)(46)
                    of Post-Effective Amendment No. 18 to Registrant's
                    Registration Statement on Form N-1A (File No. 33-58041),
                    filed with the SEC on September 23, 2004.

EX-99.B(d)(47)    Investment Sub-Advisory Agreement between SIMC and McKinley
                    Capital Management Inc. with respect to the International
                    Equity Fund is herein incorporated by reference to Exhibit
                    (d)(49) of Post-Effective Amendment No. 12 to Registrant's
                    Registration Statement on Form N-1A (File No. 33-58041),
                    filed with the SEC on July 29, 2003.

EX-99.B(d)(48)    Form of Schedules A and B to the Investment Sub-Advisory
                    Agreement between SIMC and McKinley Capital Management Inc.
                    with respect to the International Equity and World Equity
                    Ex-US Funds is herein incorporated by reference to Exhibit
                    (d)(48) of Post-Effective Amendment No. 18 to Registrant's
                    Registration Statement on Form N-1A (File No. 33-58041),
                    filed with the SEC on September 23, 2004.

EX-99.B(d)(49)    Investment Sub-Advisory Agreement between SIMC and Artisan
                    Partners Limited Partnership with respect to the Small/Mid
                    Cap Equity Fund is herein incorporated by reference to
                    Exhibit (d)(47) of Post-Effective Amendment No. 16 to
                    Registrant's Registration Statement on Form N-1A (File No.
                    33-58041), filed with the SEC on February 5, 2004.

EX-99.B(d)(50)    Investment Sub-Advisory Agreement between SIMC and Citigroup
                    Asset Management Limited with respect to the Emerging
                    Markets Equity Fund is herein incorporated by reference to
                    Exhibit (d)(50) of Post-Effective Amendment No.14 to
                    Registrant's Registration Statement on Form N-1A (File No.
                    33-58041), filed with the SEC on November 14, 2003.

EX-99.B(d)(51)    Investment Sub-Advisory Agreement between SIMC and Lee
                    Munder Investments, Ltd. with respect to the Small/Mid Cap
                    Equity Fund is herein incorporated by reference to Exhibit
                    (d)(49) of Post-Effective Amendment No. 16 to Registrant's
                    Registration Statement on Form N-1A (File No. 33-58041),
                    filed with the SEC on February 5, 2004.

EXHIBIT NUMBER                             DESCRIPTION
----------------  --------------------------------------------------------------
EX-99.B(d)(52)    Investment Sub-Advisory Agreement between SIMC and LSV Asset
                    Management with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(50) of
                    Post-Effective Amendment No. 16 to Registrant's Registration
                    Statement on Form N-1A (File No. 33-58041), filed with the
                    SEC on February 5, 2004.

EX-99.B(d)(53)    Schedules A and B to the Investment Sub-Advisory Agreement
                    between SIMC and Martingale Asset Management, L.P. with
                    respect to the Small Cap and Small/Mid Cap Equity Funds are herein incorporated by reference to Exhibit (d)(51) of
                    Post-Effective Amendment No. 16 to Registrant's Registration
                    Statement on Form N-1A (File No. 33-58041), filed with the
                    SEC on February 5, 2004.

EX-99.B(d)(54)    Investment Sub-Advisory Agreement between SIMC and Wellington
                    Management Company LLP with respect to the Small/Mid Cap
                    Equity Fund is herein incorporated by reference to Exhibit
                    (d)(52) of Post-Effective Amendment No. 16 to Registrant's
                    Registration Statement on Form N-1A (File No. 33-58041),
                    filed with the SEC on February 5, 2004.

EX-99.B(d)(55)    Investment Sub-Advisory Agreement between SIMC and Wells
                    Capital Management, Inc. with respect to the Core Fixed
                    Income Fund is herein incorporated by reference to Exhibit
                    (d)(55) of Post-Effective Amendment No. 14 to Registrant's
                    Registration Statement on Form N-1A (File No. 33-58041),
                    filed with the SEC on November 14, 2003.

EX-99.B(d)(56)    Assumption Agreement dated March 28, 2003 between Goldman,
                    Sachs & Co. and Goldman Sachs Asset Management, L.P. with
                    respect to the Large Cap and the Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(55) of
                    Post-Effective Amendment No. 13 to Registrant's Registration
                    Statement on Form N-1A (File No. 33-58041), filed with the
                    SEC on September 30, 2003.

EX-99.B(d)(57)    Investment Sub-Advisory Agreement between SIMC and ING Ghent
                    Asset Management LLC with respect to the High Yield Bond
                    Fund is herein incorporated by reference to Exhibit (d)(55)
                    of Post-Effective Amendment No. 17 to Registrant's
                    Registration Statement on Form N-1A (File No. 33-58041),
                    filed with the SEC on July 9, 2004.

EX-99.B(d)(58)    Investment Sub-Advisory Agreement between SIMC and Lincoln
                    Capital Fixed Income Management Company, LLC with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(56) of Post-Effective Amendment No. 16 to
                    Registrant's Registration Statement on Form N-1A (File No.
                    33-58041), filed with the SEC on February 5, 2004.

EX-99.B(d)(59)    Investment Sub-Advisory Agreement between SIMC and
                    Metropolitan West Asset Management LLC with respect to the
                    High Yield Bond Fund is herein incorporated by reference to
                    Exhibit (d)(57) of Post-Effective Amendment No. 16 to
                    Registrant's Registration Statement on Form N-1A (File No.
                    33-58041), filed with the SEC on February 5, 2004.

EX-99.B(d)(60)    Investment Sub-Advisory Agreement between SIMC and
                    Metropolitan West Asset Management LLC with respect to the
                    Long Duration and Extended Duration Bond Funds is herein
                    incorporated by reference to Exhibit (d)(58) of
                    Post-Effective Amendment No. 17 to Registrant's Registration
                    Statement on Form N-1A (File No. 33-58041), filed with the
                    SEC on July 9, 2004.

EXHIBIT NUMBER                             DESCRIPTION
----------------  --------------------------------------------------------------
EX-99.B(d)(61)    Investment Sub-Advisory Agreement between SIMC and Integrity
                    Asset Management, LLC with respect to the Small/Mid Cap
                    Equity Fund is herein incorporated by reference to Exhibit
                    (d)(59) of Post-Effective Amendment No. 17 to Registrant's
                    Registration Statement on Form N-1A (File No. 33-58041),
                    filed with the SEC on July 9, 2004.

EX-99.B(d)(62)    Investment Sub-Advisory Agreement between SIMC and Rexiter
                    Capital Management Limited with respect to the Emerging
                    Markets Equity Fund is herein incorporated by reference to
                    Exhibit (d)(62) of Post-Effective Amendment No. 18 to
                    Registrant's Registration Statement on Form N-1A (File No.
                    33-58041), filed with the SEC on September 23, 2004.

EX-99.B(d)(63)    Form of Schedules A and B to the Investment Sub-Advisory
                    Agreement between SIMC and Rexiter Capital Management
                    Limited with respect to the Emerging Markets Equity and
                    World Equity Ex-US Funds is herein incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 18 to
                    Registrant's Registration Statement on Form N-1A (File No.
                    33-58041), filed with the SEC on September 23, 2004.

EX-99.B(d)(64)    Form of Investment Sub-Advisory Agreement between SIMC and
                    Acadian Asset Management Inc. with respect to the World
                    Equity Ex-US Fund is herein incorporated by reference to
                    Exhibit (d)(64) of Post-Effective Amendment No. 18 to
                    Registrant's Registration Statement on Form N-1A (File No.
                    33-58041), filed with the SEC on September 23, 2004.

EX-99.B(d)(65)    Form of Investment Sub-Advisory Agreement between SIMC and
                    Capital Guardian Trust Company with respect to the World
                    Equity Ex-US Fund is herein incorporated by reference to
                    Exhibit (d)(65) of Post-Effective Amendment No. 18 to
                    Registrant's Registration Statement on Form N-1A (File No.
                    33-58041), filed with the SEC on September 23, 2004.

EX-99.B(d)(66)    Amendment to Investment Sub-Advisory Agreement between SIMC and Alliance Capital Management, L.P. with respect to the
                    Emerging Markets Equity Fund is herein incorporated by
                    reference to Exhibit (d)(56) of Post-Effective Amendment No.
                    13 to Registrant's Registration Statement on Form N-1A (File
                    No. 33-58041), filed with the SEC on September 30, 2003.

EX-99.B(d)(67)    Amendment to Investment Sub-Advisory Agreement between SIMC and Artisan Partners Limited Partnership with respect to the
                    Small Cap Fund is herein incorporated by reference to
                    Exhibit (d)(57) of Post-Effective Amendment No. 13 to
                    Registrant's Registration Statement on Form N-1A (File No.
                    33-58041), filed with the SEC on September 30, 2003.

EX-99.B(d)(68)    Amendment to Investment Sub-Advisory Agreement between SIMC and Barclays Global Fund Advisors with respect to the Large
                    Cap Index, Large Cap Value Index, and Large Cap Growth Index
                    Funds is herein incorporated by reference to Exhibit (d)(58)
                    of Post-Effective Amendment No. 13 to Registrant's
                    Registration Statement on Form N-1A (File No. 33-58041),
                    filed with the SEC on September 30, 2003.

EXHIBIT NUMBER                             DESCRIPTION
----------------  --------------------------------------------------------------
EX-99.B(d)(69)    Amendment to Investment Sub-Advisory Agreement between SIMC and BlackRock Advisors, Inc. with respect to the Core Fixed
                    Income Fund is herein incorporated by reference to Exhibit
                    (d)(59) of Post-Effective Amendment No. 13 to Registrant's
                    Registration Statement on Form N-1A (File No. 33-58041),
                    filed with the SEC on September 30, 2003.

EX-99.B(d)(70)    Amendment to Investment Sub-Advisory Agreement between SIMC and The Boston Company Asset Management LLC with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(60) of Post-Effective Amendment No.
                    13 to Registrant's Registration Statement on Form N-1A (File
                    No. 33-58041), filed with the SEC on September 30, 2003.

EX-99.B(d)(71)    Amendment to Investment Sub-Advisory Agreement between SIMC and Capital Guardian Trust Company with respect to the
                    International Equity Fund is herein incorporated by
                    reference to Exhibit (d)(61) of Post-Effective Amendment No.
                    13 to Registrant's Registration Statement on Form N-1A (File
                    No. 33-58041), filed with the SEC on September 30, 2003.

EX-99.B(d)(72)    Amendment to Investment Sub-Advisory Agreement between SIMC and David J. Greene and Company, LLC with respect to the
                    Small Cap Fund is herein incorporated by reference to
                    Exhibit (d)(62) of Post-Effective Amendment No. 13 to
                    Registrant's Registration Statement on Form N-1A (File No.
                    33-58041), filed with the SEC on September 30, 2003.

EX-99.B(d)(73)    Amendment to Investment Sub-Advisory Agreement between SIMC and Emerging Markets Management, L.L.C. with respect to the
                    Emerging Markets Equity Fund is herein incorporated by
                    reference to Exhibit (d)(63) of Post-Effective Amendment No.
                    13 to Registrant's Registration Statement on Form N-1A (File
                    No. 33-58041), filed with the SEC on September 30, 2003.

EX-99.B(d)(74)    Amendment to Investment Sub-Advisory Agreement between SIMC and Goldman Sachs Asset Management, L.P. with respect to the
                    Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(64) of Post-Effective Amendment No.
                    13 to Registrant's Registration Statement on Form N-1A (File
                    No. 33-58041), filed with the SEC on September 30, 2003.

EX-99.B(d)(75)    Amendment to Investment Sub-Advisory Agreement between SIMC and Lee Munder Investments, Ltd. with respect to the Small
                    Cap Fund is herein incorporated by reference to Exhibit
                    (d)(65) of Post-Effective Amendment No. 13 to Registrant's
                    Registration Statement on Form N-1A (File No. 33-58041),
                    filed with the SEC on September 30, 2003.

EX-99.B(d)(76)    Amendment to Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Large Cap,
                    Large Cap Value and Small Cap Funds is herein incorporated by reference to Exhibit (d)(66) of Post-Effective Amendment
                    No. 13 to Registrant's Registration Statement on Form N-1A
                    (File No. 33-58041), filed with the SEC on September 30,
                    2003.

EX-99.B(d)(77)    Amendment to Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. with respect to the
                    Small Cap Fund is herein incorporated by reference to
                    Exhibit (d)(67) of Post-Effective Amendment No. 13 to
                    Registrant's Registration Statement on Form N-1A (File No.
                    33-58041), filed with the SEC on September 30, 2003.

EXHIBIT NUMBER                             DESCRIPTION
----------------  --------------------------------------------------------------
EX-99.B(d)(78)    Amendment to Investment Sub-Advisory Agreement between SIMC and Mazama Capital Management, L.P. with respect to the
                    Small Cap Fund is herein incorporated by reference to
                    Exhibit (d)(68) of Post-Effective Amendment No. 13 to
                    Registrant's Registration Statement on Form N-1A (File No.
                    33-58041), filed with the SEC on September 30, 2003.

EX-99.B(d)(79)    Amendment to Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management with respect to the Large
                    Cap and Large Cap Growth Funds is herein incorporated by
                    reference to Exhibit (d)(69) of Post-Effective Amendment No.
                    13 to Registrant's Registration Statement on Form N-1A (File
                    No. 33-58041), filed with the SEC on September 30, 2003.

EX-99.B(d)(80)    Amendment to Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management with respect to the Small
                    Cap Fund is herein incorporated by reference to Exhibit
                    (d)(70) of Post-Effective Amendment No. 13 to Registrant's
                    Registration Statement on Form N-1A (File No. 33-58041),
                    filed with the SEC on September 30, 2003.

EX-99.B(d)(81)    Amendment to Investment Sub-Advisory Agreement between SIMC and Metropolitan West Asset Management with respect to the
                    Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(71) of Post-Effective Amendment No. 13 to
                    Registrant's Registration Statement on Form N-1A (File No.
                    33-58041), filed with the SEC on September 30, 2003.

EX-99.B(d)(82)    Amendment to Investment Sub-Advisory Agreement between SIMC and Montag & Caldwell, Inc. with respect to the Large Cap
                    and Large Cap Growth Funds is herein incorporated by
                    reference to Exhibit (d)(72) of Post-Effective Amendment No.
                    13 to Registrant's Registration Statement on Form N-1A (File
                    No. 33-58041), filed with the SEC on September 30, 2003.

EX-99.B(d)(83)    Amendment to Investment Sub-Advisory Agreement between SIMC and Morgan Stanley Investment Management Inc. with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(73) of Post-Effective Amendment No.
                    13 to Registrant's Registration Statement on Form N-1A (File
                    No. 33-58041), filed with the SEC on September 30, 2003.

EX-99.B(d)(84)    Amendment to Investment Sub-Advisory Agreement between SIMC and Nomura Corporate Research and Asset Management Inc. with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(75) of Post-Effective Amendment
                    No. 13 to Registrant's Registration Statement on Form N-1A
                    (File No. 33-58041), filed with the SEC on September 30,
                    2003.

EX-99.B(d)(85)    Amendment to Investment Sub-Advisory Agreement between SIMC and Peregrine Capital Management, Inc. with respect to the
                    Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(76) of Post-Effective Amendment
                    No. 13 to Registrant's Registration Statement on Form N-1A
                    (File No. 33-58041), filed with the SEC on September 30,
                    2003.

EX-99.B(d)(86)    Amendment to Investment Sub-Advisory Agreement between SIMC and Sanford C. Bernstein & Co., LLC with respect to the
                    Large Cap and Large Cap Value Funds is herein incorporated by reference to Exhibit (d)(78) of Post-Effective Amendment
                    No. 13 to Registrant's Registration Statement on Form N-1A
                    (File No. 33-58041), filed with the SEC on September 30,
                    2003.

EXHIBIT NUMBER                             DESCRIPTION
----------------  --------------------------------------------------------------
EX-99.B(d)(87)    Amendment to Investment Sub-Advisory Agreement between SIMC and Security Capital Research & Management Incorporated with respect to the Small Cap Fund is herein incorporated by
                    reference to Exhibit (d)(79) of Post-Effective Amendment No.
                    13 to Registrant's Registration Statement on Form N-1A (File
                    No. 33-58041), filed with the SEC on September 30, 2003.

EX-99.B(d)(88)    Amendment to Investment Sub-Advisory Agreement between SIMC and Transamerica Investment Management, LLC with respect to the Large Cap and Large Cap Growth Funds is herein
                    incorporated by reference to Exhibit (d)(81) of Post-
                    Effective Amendment No. 13 to Registrant's Registration
                    Statement on Form N-1A (File No. 33-58041), filed with the
                    SEC on September 30, 2003.

EX-99.B(d)(89)    Amendment to Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the
                    Small Cap Fund is herein incorporated by reference to
                    Exhibit (d)(82) of Post-Effective Amendment No. 13 to
                    Registrant's Registration Statement on Form N-1A (File No.
                    33-58041), filed with the SEC on September 30, 2003.

EX-99.B(d)(90)    Amendment to Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company with respect to the
                    Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(83) of Post-Effective Amendment No. 13 to
                    Registrant's Registration Statement on Form N-1A (File No.
                    33-58041), filed with the SEC on September 30, 2003.

EX-99.B(d)(91)    Schedule C to Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Large Cap,
                    Large Cap Value, and Small Cap Funds is herein incorporated by reference to Exhibit (d)(85) of Post-Effective Amendment
                    No. 14 to Registrant's Registration Statement on Form N-1A
                    (File No. 33-58041), filed with the SEC on November 14, 2003.

EX-99.B(e)(1)     Amended and Restated Distribution Agreement between the Trust and SEI Investments Distribution Co. dated September 16,
                    2002 is herein incorporated by reference to Exhibit (e) of
                    Post-Effective Amendment No. 10 to Registrant's Registration
                    Statement on Form N-1A (File No. 33-58041), filed with the
                    SEC on September 30, 2002.

EX-99.B(e)(2)     Schedule A to the Distribution Agreement between the Trust and SEI Investments Distribution Co., as amended September
                    16, 2004, is herein incorporated by reference to Exhibit
                    (e)(2) of Post-Effective Amendment No. 18 to Registrant's
                    Registration Statement on Form N-1A (File No. 33-58041),
                    filed with the SEC on September 23, 2004.

EX-99.B(f)        Not Applicable.

EX-99.B(g)(1)     Form of Custodian Agreement between the Trust and Wachovia
                    Bank, N.A. is filed herewith.

EX-99.B(g)(2)     Custodian Agreement between the Trust and Brown Brothers
                    Harriman & Co. is herein incorporated by reference to
                    Exhibit (g)(2) of Post-Effective Amendment No. 17 to
                    Registrant's Registration Statement on Form N-1A (File No.
                    33-58041), filed with the SEC on July 9, 2004.

EXHIBIT NUMBER                             DESCRIPTION
----------------  --------------------------------------------------------------
EX-99.B(h)(1)     Amended and Restated Administration and Transfer Agency
                    Agreement between the Trust and SEI Investments Fund
                    Management dated December 10, 2003 is herein incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No.
                    17 to Registrant's Registration Statement on Form N-1A (File
                    No. 33-58041), filed with the SEC on July 9, 2004.

EX-99.B(h)(2)     Schedule D to the Amended and Restated Administration and
                    Transfer Agency Agreement between the Trust and SEI
                    Investments Fund Management, as amended September 16, 2004, is herein incorporated by reference to Exhibit (h)(2) of
                    Post-Effective Amendment No. 18 to Registrant's Registration
                    Statement on Form N-1A (File No. 33-58041), filed with the
                    SEC on September 23, 2004.

EX-99.B(h)(3)     Form of Administrative Services Plan and Agreement between the Trust and the Distributor relating to the Class T Shares is herein incorporated by reference to Exhibit (h)(2) of
                    Post-Effective Amendment No. 10 to Registrant's Registration
                    Statement on Form N-1A (File No. 33-58041), filed with the
                    SEC on September 30, 2002.

EX-99.B(h)(4)     Form of Amended Shareholder Service Plan and Agreement between the Trust and the Distributor relating to the Class T Shares is herein incorporated by reference to Exhibit (h)(3) of
                    Post-Effective Amendment No. 10 to Registrant's Registration
                    Statement on Form N-1A (File No. 33-58041), filed with the
                    SEC on September 30, 2002.

EX-99.B(i)        Opinion and Consent of Counsel is filed herewith.

EX-99.B(j)        Consent of Independent Registered Public Accounting Firm is
                    filed herewith.

EX-99.B(k)        Not Applicable.

EX-99.B(l)        Not Applicable.

EX-99.B(m)        Not Applicable.

EX-99.B(n)        Amended and Restated Rule 18f-3 Plan dated November 14, 2001, as approved September 16, 2002, is herein incorporated by
                    reference to Exhibit (n) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File
                    No. 33-58041), filed with the SEC on September 30, 2002.

EX-99.B(o)        Not Applicable.

EX-99.B(p)(1)     The Code of Ethics for SEI Investments Company is herein
                    incorporated by reference to Exhibit (p)(1) of
                    Post-Effective Amendment No. 42 of SEI Institutional Managed
                    Trust's Registration Statement on Form N-1A (File Nos.
                    33-9504 and 811-4878), filed with the SEC on January 28,
                    2004.

EX-99.B(p)(2)     The Code of Ethics for SEI Institutional Investments Trust
                    dated March 20, 2000 is herein incorporated by reference to
                    Exhibit (p)(2) of Post-Effective Amendment No. 33 of SEI
                    Institutional Managed Trust's Registration Statement on Form
                    N-1A (File Nos. 811-4878 and 33-9504), filed with the SEC on
                    July 3, 2000 (Accession #0000912057-00-030741).

EX-99.B(p)(3)     The Code of Ethics dated 2003 for Alliance Capital Management,
                    L.P. is herein incorporated by reference to Exhibit (p)(3)
                    of Post-Effective Amendment No. 13 to Registrant's
                    Registration Statement on Form N-1A (File No. 33-58041),
                    filed with the SEC on September 30, 2003.

EXHIBIT NUMBER                             DESCRIPTION
----------------  --------------------------------------------------------------
EX-99.B(p)(4)     The Code of Ethics dated 2004 for Artisan Partners Limited
                    Partnership is herein incorporated by reference to Exhibit
                    (p)(4) of Post-Effective Amendment No. 17 to Registrant's
                    Registration Statement on Form N-1A (File No. 33-58041),
                    filed with the SEC on July 9, 2004.

EX-99.B(p)(5)     The Code of Ethics for Barclays Global Fund Advisors is
                    herein incorporated by reference to Exhibit (p)(42) of
                    Post-Effective Amendment No. 9 to Registrant's Registration
                    Statement on Form N-1A, filed with the SEC on March 29, 2002.

EX-99.B(p)(6)     The Code of Ethics for BlackRock Advisors, Inc. is herein
                    incorporated by reference to Exhibit (p)(6) of
                    Post-Effective Amendment No. 37 of SEI Institutional Managed
                    Trust's Registration Statement on Form N-1A (File Nos.
                    811-4878 and 33-9504), filed with the SEC on January 28,
                    2002.

EX-99.B(p)(7)     The Code of Ethics for The Boston Company Asset Management
                    LLC is herein incorporated by reference to Exhibit (p)(8) of
                    Post-Effective Amendment No. 6 to Registrant's Registration
                    Statement on Form N-1A (File No. 33-58041), filed with the
                    SEC on September 28, 2000.

EX-99.B(p)(8)     The Code of Ethics for Capital Guardian Trust Company dated
                    2004 is herein incorporated by reference to Exhibit (p)(8)
                    of Post-Effective Amendment No. 18 to Registrant's
                    Registration Statement on Form N-1A (File No. 33-58041),
                    filed with the SEC on September 23, 2004.

EX-99.B(p)(9)     The Code of Ethics for Citigroup Asset Managmenet Limited is
                    herein incorporated by reference to Exhibit (p)(9) of
                    Post-Effective Amendment No. 13 to Registrant's Registration
                    Statement on Form N-1A (File No. 33-58041), filed with the
                    SEC on September 30, 2003.

EX-99.B(p)(10)    The Code of Ethics for David J. Greene and Company, LLC is
                    herein incorporated by reference to Exhibit (p)(24) of
                    Post-Effective Amendment No. 34 of SEI Institutional Managed
                    Trust's Registration Statement on Form N-1A (File No.
                    33-9504), filed with the SEC on July 14, 2000 (Accession
                    #0000912057-00-032065).

EX-99.B(p)(11)    The Code of Ethics for Emerging Markets Management, L.L.C.
                    is herein incorporated by reference to Exhibit (p)(33) of
                    Post-Effective Amendment No. 5 of SEI Insurance Products
                    Trust's Registration Statement on Form N-1A (File No.
                    333-70013), filed with the SEC on April 30, 2003.

EX-99.B(p)(12)    Code of Ethics for Fischer Francis Trees & Watts, Inc. dated
                    2003 is herein incorporated by reference to Exhibit (p)(12)
                    of Post-Effective Amendment No. 17 to Registrant's
                    Registration Statement on Form N-1A (File No. 33-58041),
                    filed with the SEC on July 9, 2004.

EX-99.B(p)(13)    The Code of Ethics for Goldman Sachs Asset Management, L.P.
                    is herein incorporated by reference to Exhibit (p)(9) of
                    Post-Effective Amendment No. 38 to SEI Institutional Managed
                    Trust's Registration Statement on Form N-1A (File Nos.
                    33-9504 and 811-4878), filed with the SEC on January 28,
                    2003.

EX-99.B(p)(14)    The Code of Ethics for Lee Munder Investments, Ltd. dated
                    2004 is herein incorporated by reference to Exhibit (p)(14)
                    of Post-Effective Amendment No. 18 to Registrant's
                    Registration Statement on Form N-1A (File No. 33-58041),
                    filed with the SEC on September 23, 2004.

EXHIBIT NUMBER                             DESCRIPTION
----------------  --------------------------------------------------------------
EX-99.B(p)(15)    The Code of Ethics for LSV Asset Management, L.P. is herein incorporated by reference to Exhibit (p)(9) of
                    Post-Effective Amendment No. 40 of SEI Institutional Managed
                    Trust's Registration Statement on Form N-1A (File Nos.
                    811-4878 and 33-9504), filed with the SEC on November 12,
                    2003.

EX-99.B(p)(16)    The Code of Ethics for Martingale Asset Management, L.P. is
                    herein incorporated by reference to Exhibit (p)(10) of
                    Post-Effective Amendment No. 42 to SEI Institutional Managed
                    Trust's Registration Statement on Form N-1A (File Nos.
                    33-9504 and 811-4878), filed with the SEC on January 29,
                    2004.

EX-99.B(p)(17)    The Code of Ethics for Mazama Capital Management, Inc. is
                    herein incorporated by reference to Exhibit (p)(11) of
                    Post-Effective Amendment No. 33 of SEI Institutional Managed
                    Trust's Registration Statement on Form N-1A (File Nos.
                    811-4878 and 33-9504), filed with the SEC on July 3, 2000
                    (Accession #0000912057-00-030741).

EX-99.B(p)(18)    The Code of Ethics for McKinley Capital Management Inc. dated
                    2003 is herein incorporated by reference to Exhibit (p)(18)
                    of Post-Effective Amendment No. 17 to Registrant's
                    Registration Statement on Form N-1A (File No. 33-58041),
                    filed with the SEC on July 9, 2004.

EX-99.B(p)(19)    Code of Ethics for Metropolitan West Asset Management LLC
                    dated 2004 is herein incorporated by reference to Exhibit
                    (p)(19) of Post-Effective Amendment No. 18 to Registrant's
                    Registration Statement on Form N-1A (File No. 33-58041),
                    filed with the SEC on September 23, 2004.

EX-99.B(p)(20)    The Code of Ethics for Montag & Caldwell Inc. dated 2004 is herein incorporated by reference to Exhibit (p)(20) of
                    Post-Effective Amendment No. 18 to Registrant's Registration
                    Statement on Form N-1A (File No. 33-58041), filed with the
                    SEC on September 23, 2004.

EX-99.B(p)(21)    The Code of Ethics for Morgan Stanley Investment Management
                    Inc. is herein incorporated by reference to Exhibit (p)(5)
                    of Post-Effective Amendment No. 35 to SEI Institutional
                    International's Registration Statement on Form N-1A (File
                    Nos. 811-5601 and 33-22821), filed with the SEC on November
                    27, 2002.

EX-99.B(p)(22)    The Code of Ethics for Nomura Corporate Resesarch & Asset
                    Management Inc. is herein incorporated by reference to
                    Exhibit (p)(14) of Post-Effective Amendment No. 33 of SEI
                    Institutional Managed Trust's Registration Statement on Form
                    N-1A (File Nos. 811-4878 and 33-9504), filed with the SEC on
                    July 3, 2000 (Accession #0000912057-00-030741).

EX-99.B(p)(23)    The Code of Ethics for Peregrine Capital Management Inc. dated
                    2004 is herein incorporated by reference to Exhibit (p)(22)
                    of Post-Effective Amendment No. 18 to Registrant's
                    Registration Statement on Form N-1A (File No. 33-58041),
                    filed with the SEC on September 23, 2004.

EX-99.B(p)(24)    The Code of Ethics dated 2004 for Security Capital Research &
                    Management Incorporated is herein incorporated by reference to Exhibit (p)(24) of Post-Effective Amendment No. 17 to
                    Registrant's Registration Statement on Form N-1A (File No.
                    33-58041), filed with the SEC on July 9, 2004.

EX-99.B(p)(25)    The Code of Ethics dated 2003 for Transamerica Investment
                    Management, LLC is herein incorporated by reference to
                    Exhibit (p)(23) of Post-Effective Amendment No. 39 to SEI
                    Institutional Managed Trust's Registration Statement on Form
                    N-1A (File Nos. 811-4878 and 33-9504), filed with the SEC on
                    August 29, 2003.

EXHIBIT NUMBER                             DESCRIPTION
----------------  --------------------------------------------------------------
EX-99.B(p)(26)    The Code of Ethics for Wellington Management Company, LLP
                    dated 2004 is herein incorporated by reference to Exhibit
                    (p)(26) of Post-Effective Amendment No. 18 to Registrant's
                    Registration Statement on Form N-1A (File No. 33-58041),
                    filed with the SEC on September 23, 2004.

EX-99.B(p)(27)    The Code of Ethics for Wells Capital Management, Inc. is
                    herein incorporated by reference to Exhibit (p)(31) of
                    Post-Effective Amendment No. 13 to Registrant's Registration
                    Statement on Form N-1A (File No. 33-58041), filed with the
                    SEC on September 30, 2003.

EX-99.B(p)(28)    The Code of Ethics dated 2003 for Western Asset Management
                    Company is herein incorporated by reference to Exhibit
                    (p)(25) of Post-Effective Amendment No. 39 to SEI
                    Institutional Managed Trust's Registration Statement on Form
                    N-1A (File Nos. 811-4878 and 33-9504), filed with the SEC on
                    August 29, 2003.

EX-99.B(p)(29)    The Code of Ethics for Aronson+Johnson+Ortiz, LP is herein incorporated by reference to Exhibit (p)(23) of
                    Post-Effective Amendment No. 42 to SEI Institutional Managed
                    Trust's Registration Statement on Form N-1A (File Nos.
                    33-9504 and 811-4878), filed with the SEC on January 28,
                    2004.

EX-99.B(p)(30)    The Code of Ethics for Franklin Portfolio Associates, LLC is
                    herein incorporated by reference to Exhibit (p)(33) of
                    Post-Effective Amendment No. 12 to Registrant's Registration
                    Statement on Form N-1A (File No. 33-58041), filed with the
                    SEC on July 29, 2003.

EX-99.B(p)(31)    The Code of Ethics for Enhanced Investment Technologies, LLC
                    is herein incorporated by reference to Exhibit (p)(34) of
                    Post-Effective Amendment No. 12 to Registrant's Registration
                    Statement on Form N-1A (File No. 33-58041), filed with the
                    SEC on July 29, 2003.

EX-99.B(p)(32)    The Code of Ethics for Analytic Investors, Inc. dated 2004 is herein incorporated by reference to Exhibit (p)(32) of
                    Post-Effective Amendment No. 18 to Registrant's Registration
                    Statement on Form N-1A (File No. 33-58041), filed with the
                    SEC on September 23, 2004.

EX-99.B(p)(33)    The Code of Ethics for Quantitative Management Associates, LLC
                    is herein incorporated by reference to Exhibit (p)(33) of
                    Post-Effective Amendment No. 17 to Registrant's Registration
                    Statement on Form N-1A (File No. 33-58041), filed with the
                    SEC on July 9, 2004.

EX-99.B(p)(34)    The Code of Ethics for Delaware Management Company, a series of Delaware Management Business Trust, is herein
                    incorporated by reference to Exhibit (p)(34) of
                    Post-Effective Amendment No. 17 to Registrant's Registration
                    Statement on Form N-1A (File No. 33-58041), filed with the
                    SEC on July 9, 2004.

EX-99.B(p)(35)    The Code of Ethics for Fisher Investments, Inc. dated 2003 is herein incorporated by reference to Exhibit (p)(39) of
                    Post-Effective Amendment No. 14 to Registrant's Registration
                    Statement on Form N-1A (File No. 33-58041), filed with the
                    SEC on November 14, 2003.

EX-99.B(p)(36)    The Code of Ethics for ING Ghent Asset Management LLC is
                    herein incorporated by reference to Exhibit (p)(36) of
                    Post-Effective Amendment No. 17 to Registrant's Registration
                    Statement on Form N-1A (File No. 33-58041), filed with the
                    SEC on July 9, 2004.

EXHIBIT NUMBER                             DESCRIPTION
----------------  --------------------------------------------------------------
EX-99.B(p)(37)    The Code of Ethics for Lincoln Capital Fixed Income Management
                    Company, LLC is herein incorporated by reference to Exhibit
                    (p)(32) of Post-Effective Amendment No. 42 to SEI
                    Institutional Managed Trust's Registration Statement on Form
                    N-1A (File Nos. 33-9504 and 811-4878), filed with the SEC on
                    January 29, 2004.

EX-99.B(p)(38)    The Code of Ethics for Sanford C. Bernstein & Co., LLC is
                    herein incorporated by reference to Exhibit (p)(17) of
                    Post-Effective Amendment No. 33 of SEI Institutional Managed
                    Trust's Registration Statement on Form N-1A (File Nos.
                    811-4878 and 33-9504), filed with the SEC on July 3, 2000.

EX-99.B(p)(39)    The Code of Ethics for Integrity Asset Management, LLC is
                    herein incorporated by reference to Exhibit (p)(39) of
                    Post-Effective Amendment No. 17 to Registrant's Registration
                    Statement on Form N-1A (File No. 33-58041), filed with the
                    SEC on July 9, 2004.

EX-99.B(p)(40)    The Code of Ethics for Rexiter Capital Management Limited is
                    herein incorporated by reference to Exhibit (p)(40) of
                    Post-Effective Amendment No. 17 to Registrant's Registration
                    Statement on Form N-1A (File No. 33-58041), filed with the
                    SEC on July 9, 2004.

EX-99.B(p)(41)    The Code of Ethics for Acadian Asset Management Inc. is
                    herein incorporated by reference to Exhibit (p)(41) of
                    Post-Effective Amendment No. 18 to Registrant's Registration
                    Statement on Form N-1A (File No. 33-58041), filed with the
                    SEC on September 23, 2004.

EX-99.B(q)        Powers of Attorney for Robert A. Nesher, William M. Doran,
                    George J. Sullivan, Jr., F. Wendell Gooch, Rosemarie B.
                    Greco, Pedro A. Rodriguez, Nina Lesavoy, James M. Storey and
                    Edward D. Loughlin are herein incorporated by reference to
                    Exhibit (q) of Post-Effective Amendment No. 40 to
                    SEI Institutional Managed Trust's Registration Statement on
                    Form N-1A (File No. 33-9504), filed with the SEC on November
                    12, 2003.
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